                            SCHEDULE 14A INFORMATION

                   Proxy Statement Pursuant to Section 14(a)
                     of the Securities Exchange Act of 1934

Filed by the Registrant (X)
Filed by a Party other than the Registrant ( )

Check the appropriate box:

( )              Preliminary Proxy Statement
( )              Confidential, for Use of the Commission Only
                 (as permitted by Rule 14a-6(e)(2))
(X)              Definitive Proxy Statement
(X)              Definitive Additional Materials
( )              Soliciting Material Pursuant to Section 240.14(a)-11(c) or
                 Section 240.14a-12

                           PATTERSON ENERGY, INC.
 ................................................................................
              (Name of Registrant as Specified In Its Charter)
 ................................................................................
  (Name of Person(s) Filing Proxy Statement, if other than the Registrant)

Payment of Filing Fee (Check the appropriate box):

( )              $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1),
                 14a-6(i)(2) or Item 22(a)(2) of Schedule 14A.
( ) $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).
(X) Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

                 1) Title of each class of securities to which transaction applies:

                          Common Stock, par value $.01 per share, of Patterson Energy, Inc. ("Patterson Common Stock")
                          Common Stock, par value $.01 per share, of Tucker Drilling Company, Inc. ("Tucker Common Stock")
 ................................................................................

                 2) Aggregate number of securities to which transaction applies:

                          1,652,106 shares of Patterson Common Stock (including shares of Patterson Common Stock issuable (a) in the merger assuming the maximum number of shares of
                          Tucker Common Stock to be exchanged, and (b) upon the exercise of options to purchase shares of Tucker
                          Common Stock which, following the merger, will constitute options to purchase Patterson Common
                          Stock)
 ................................................................................

                 3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:

                          $11.50 (based on the last sale price of Tucker Common Stock reported on the Nasdaq National Market on
                          May 28, 1996)
 ................................................................................

                 4)       Proposed maximum aggregate value of transaction:

                          $18,999,219
 ................................................................................

                 5)       Total fee paid:

                          $3,800
 ................................................................................

(X)              Fee paid previously with preliminary materials.

(X) Check box if any part of the fee is offset as provided by the Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

                 1)       Amount Previously Paid:  $3,800
 ................................................................................


                 2)       Form, Schedule or Registration Statement No.:
                          Schedule 14A filed May 31, 1996
 ................................................................................

                 3) Filing Party: Patterson Energy, Inc. and Tucker Drilling Company, Inc.
 ................................................................................

                 4)       Date Filed:  May 31, 1996
 ................................................................................

                             PATTERSON ENERGY, INC.
                              4510 LAMESA HIGHWAY
                              SNYDER, TEXAS 79549

                                                                   June 20, 1996

Dear Patterson Energy, Inc. Stockholder:

     You are cordially invited to attend a Special Meeting of Stockholders of Patterson Energy, Inc. ("Patterson"), to be held at 3000 Thanksgiving Tower, 1601 Elm Street, Dallas, Texas at 11:00 a.m., local time, on July 30, 1996 (the "Special Meeting").

     At the Special Meeting, you will be asked to approve certain matters related to the proposed merger (the "Merger") of Patterson Drilling Company, a wholly-owned subsidiary of Patterson ("Sub"), with and into Tucker Drilling Company, Inc. ("Tucker"), which will result in Tucker becoming a wholly-owned subsidiary of Patterson. Specifically, you will be asked to approve the following:

     (1) an amendment to Patterson's Certificate of Incorporation to increase its authorized Common Stock from 5,000,000 shares to 9,000,000 shares (the "Charter Amendment"); and

     (2) the issuance of shares of Patterson's Common Stock (the "Stock Issuance") in connection with the Agreement and Plan of Merger, dated as of April 22, 1996, as amended (the "Merger Agreement"), among Patterson, Sub and Tucker, including the issuance of shares of Patterson Common Stock in the Merger and the reservation of shares of Patterson Common Stock for issuance upon exercise of certain stock options of Tucker which, following the Merger, will constitute options to purchase Patterson Common Stock.

     Pursuant to the terms of the Merger Agreement, each outstanding share of Common Stock of Tucker will be converted into 0.74 of a share of Patterson Common Stock, resulting in the stockholders of Tucker immediately prior to the Merger owning approximately 32 percent of the Patterson Common Stock immediately following the Merger. Cash will be paid in lieu of fractional shares of Patterson Common Stock. The effect of your approval will be to enable Patterson to complete the Merger.

     THE BOARD OF DIRECTORS OF PATTERSON HAS DETERMINED THAT THE MERGER IS FAIR TO AND ADVISABLE AND IN THE BEST INTERESTS OF PATTERSON AND ITS STOCKHOLDERS. ACCORDINGLY, THE BOARD HAS UNANIMOUSLY APPROVED THE MERGER AGREEMENT AND THE MERGER, INCLUDING THE CHARTER AMENDMENT AND THE STOCK ISSUANCE, AND RECOMMENDS THAT YOU VOTE IN FAVOR OF THE CHARTER AMENDMENT AND THE STOCK ISSUANCE AT THE SPECIAL MEETING.

     The Notice of Special Meeting and the Prospectus/Joint Proxy Statement containing detailed information concerning the Merger and related transactions accompany this letter. Please review this material carefully.

     Because of the significance of these matters to Patterson, your participation in the Special Meeting, in person or by proxy, is especially important. The affirmative vote of a majority of the outstanding shares of Patterson Common Stock is required to approve the Charter Amendment. The approval of the Stock Issuance requires the affirmative vote of a majority of the shares of Patterson Common Stock present, in person or by proxy, and entitled to vote at the Special Meeting. An abstention from voting on the Charter Amendment or the Stock Issuance will have the same effect as a vote against the Charter Amendment or the Stock Issuance (as the case may be). In addition, brokers who hold shares of Patterson Common Stock as nominees will not have discretionary authority to vote such shares in the absence of instructions from the beneficial owners thereof. Votes which are not cast for this reason also will have the effect of a vote against the Charter Amendment. Accordingly, we urge you to indicate your voting instructions and sign, date and mail the enclosed proxy card promptly in the return envelope provided, whether or not you plan to attend the Special Meeting. Your vote is important.



                                      Sincerely,

                                      /s/ Cloyce A. Talbott

                                      Cloyce A. Talbott
                                      Chairman of the Board and Chief Executive
                                      Officer

                             PATTERSON ENERGY, INC.
                              4510 LAMESA HIGHWAY
                              SNYDER, TEXAS 79549

                   NOTICE OF SPECIAL MEETING OF STOCKHOLDERS
                          TO BE HELD ON JULY 30, 1996

Dear Stockholder:

     A Special Meeting of Stockholders of Patterson Energy, Inc. ("Patterson") will be held at 3000 Thanksgiving Tower, 1601 Elm Street, Dallas, Texas, at 11:00 a.m., local time, on July 30, 1996 to consider and vote upon the following matters in connection with the Agreement and Plan of Merger, dated as of April 22, 1996, as amended on May 16, 1996 (the "Merger Agreement"), which is attached as Annex I to the accompanying Prospectus/Joint Proxy Statement, providing for the merger (the "Merger") of Patterson Drilling Company, a wholly-owned subsidiary of Patterson, with and into Tucker Drilling Company, Inc. ("Tucker") and the conversion of each issued and outstanding share of Common Stock of Tucker into the right to receive 0.74 of a share of Common Stock of Patterson:

     (1) the approval of an amendment to Patterson's Certificate of Incorporation to increase its authorized Common Stock from 5,000,000 shares to 9,000,000 shares (the "Charter Amendment");

     (2) the approval of the issuance of shares of Common Stock of Patterson (the "Stock Issuance") in connection with the Merger Agreement, including the issuance of shares of Patterson Common Stock in the Merger and the reservation of shares of Patterson Common Stock for issuance upon exercise of certain stock options of Tucker which, following the Merger, will constitute options to purchase Patterson Common Stock; and

     (3) the transaction of such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.

     The Board of Directors of Patterson has fixed the close of business on June 20, 1996, as the record date for the determination of Patterson stockholders entitled to notice of and to vote at the Special Meeting. Only holders of record of shares of Patterson Common Stock at the close of business on the record date are entitled to notice of and to vote at the Special Meeting. Stockholders of Patterson are not entitled to any appraisal or dissenter's rights under the Delaware General Corporation Law in respect of the matters to be considered and voted upon at the Special Meeting.

     YOUR VOTE IS VERY IMPORTANT. PLEASE INDICATE YOUR VOTING INSTRUCTIONS, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE PREPAID RETURN ENVELOPE, REGARDLESS OF WHETHER YOU EXPECT TO ATTEND THE SPECIAL MEETING. IF YOU SIGN AND RETURN YOUR PROXY CARD WITHOUT SPECIFYING HOW YOU WOULD LIKE YOUR SHARES VOTED, IT WILL BE UNDERSTOOD THAT YOU WISH TO HAVE YOUR SHARES VOTED FOR THE CHARTER AMENDMENT AND THE STOCK ISSUANCE. YOU MAY REVOKE YOUR PROXY BY SIGNING AND RETURNING A LATER DATED PROXY WITH RESPECT TO THE SAME SHARES, BY FILING WITH THE SECRETARY OF PATTERSON A DULY EXECUTED REVOCATION, OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON (ALTHOUGH ATTENDANCE AT THE SPECIAL MEETING WILL NOT IN AND OF ITSELF CONSTITUTE A REVOCATION OF YOUR PROXY).

                                      By order of the Board of Directors,

                                      /s/ James C. Brown

                                      James C. Brown
                                      Secretary
Snyder, Texas
June 20, 1996

                             PATTERSON ENERGY, INC.
                         TUCKER DRILLING COMPANY, INC.
                             JOINT PROXY STATEMENT

                          ---------------------------

                             PATTERSON ENERGY, INC.
                                   PROSPECTUS

     This Prospectus/Joint Proxy Statement ("Prospectus/Joint Proxy Statement") is being furnished to stockholders of Patterson Energy, Inc., a Delaware corporation ("Patterson"), and to stockholders of Tucker Drilling Company, Inc., a Delaware corporation ("Tucker"), in connection with the solicitation of proxies by the Board of Directors of each corporation for use at the Special Meeting of Stockholders of Patterson (the "Patterson Special Meeting") and the Special Meeting of Stockholders of Tucker (the "Tucker Special Meeting" and, together with the Patterson Special Meeting, the "Special Meetings"), respectively, in each case including any adjournments or postponements thereof. The Special Meetings are both scheduled to be held on July 30, 1996. This Prospectus/Joint Proxy Statement relates to the proposed merger (the "Merger") of Patterson Drilling Company, a Delaware corporation and a wholly-owned subsidiary of Patterson ("Sub"), with and into Tucker pursuant to the Agreement and Plan of Merger, dated as of April 22, 1996, as amended on May 16, 1996 (the "Merger Agreement"), among Patterson, Sub and Tucker, with Tucker, as the surviving corporation in the Merger, to become a wholly-owned subsidiary of Patterson and to operate under the name "Patterson Drilling Company."

     Each outstanding share of Common Stock, par value $.01 per share, of Tucker (the "Tucker Common Stock") will be converted in the Merger into 0.74 of a share of validly issued, fully paid and nonassessable Common Stock, par value $.01 per share, of Patterson (the "Patterson Common Stock"). Cash will be paid in lieu of fractional shares of Patterson Common Stock.

     This Prospectus/Joint Proxy Statement constitutes a prospectus of Patterson with respect to up to 1,652,106 shares of Patterson Common Stock issuable to Tucker stockholders in the Merger pursuant to the Merger Agreement or upon exercise of certain stock options of Tucker which, pursuant to the Merger Agreement and the terms of the governing stock option plans, following the Merger, will constitute options to purchase shares of Patterson Common Stock upon the terms set forth in such stock option plans and the Merger Agreement.

     The Patterson Common Stock is traded on the National Association of Securities Dealers, Inc. Automated Quotation System/National Market ("Nasdaq National Market") under the symbol "PTEN" and the Tucker Common Stock is traded on the Nasdaq National Market under the symbol "TUCK." On June 19, 1996, the closing sale prices of the Patterson Common Stock and the Tucker Common Stock as reported on the Nasdaq National Market were $17.13 per share and $12.00 per share, respectively.

     SEE "RISK FACTORS" BEGINNING AT PAGE 18 FOR A DISCUSSION OF CERTAIN RISKS TO BE CONSIDERED BY STOCKHOLDERS OF PATTERSON AND TUCKER.

     This Prospectus/Joint Proxy Statement, the accompanying forms of proxy and the other enclosed documents are first being mailed to stockholders of Patterson and Tucker on or about June 25, 1996.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
     SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
       COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
         PROSPECTUS/JOINT PROXY STATEMENT. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                          ---------------------------

      The date of this Prospectus/Joint Proxy Statement is June 20, 1996.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/JOINT PROXY STATEMENT IN CONNECTION WITH THE SOLICITATION OF PROXIES OR THE OFFERING OF SECURITIES MADE HEREBY AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PATTERSON OR TUCKER. NEITHER THE DELIVERY OF THIS PROSPECTUS/JOINT PROXY STATEMENT NOR ANY DISTRIBUTION OF THE SECURITIES OFFERED HEREBY SHALL UNDER ANY CIRCUMSTANCES CREATE AN IMPLICATION THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF PATTERSON OR TUCKER SINCE THE DATE HEREOF OR THAT THE INFORMATION SET FORTH OR INCORPORATED BY REFERENCE HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO ITS DATE. THIS PROSPECTUS/JOINT PROXY STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO PURCHASE, ANY SECURITIES, OR THE SOLICITATION OF A PROXY, IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION OF AN OFFER OR PROXY SOLICITATION.


[PRINCIPAL AREAS OF ACTIVITY MAP -- THE MAP SHOWS THAT PATTERSON'S PRINCIPAL AREAS OF ACTIVITY ARE IN THE PERMIAN BASIN OF WEST TEXAS AND SOUTHEASTERN NEW MEXICO AND SOUTH AND SOUTHEAST TEXAS, PRIMARILY IN THE AUSTIN CHALK TREND AND THAT TUCKER'S PRINCIPAL AREAS OF ACTIVITY ARE IN THE PERMIAN AND THE HARDEMAN BASINS IN WEST AND NORTH TEXAS.]


     THIS PROSPECTUS/JOINT PROXY STATEMENT INCORPORATES CERTAIN DOCUMENTS BY REFERENCE WHICH ARE NOT PRESENTED HEREIN OR DELIVERED HEREWITH. PATTERSON AND TUCKER EACH UNDERTAKE TO PROVIDE COPIES OF SUCH DOCUMENTS (OTHER THAN EXHIBITS TO SUCH DOCUMENTS UNLESS SUCH EXHIBITS ARE SPECIFICALLY INCORPORATED BY REFERENCE), WITHOUT CHARGE, TO ANY PERSON, INCLUDING ANY BENEFICIAL OWNER, TO WHOM THIS PROSPECTUS/JOINT PROXY STATEMENT IS DELIVERED, UPON WRITTEN OR ORAL REQUEST TO, IN THE CASE OF DOCUMENTS RELATING TO PATTERSON OR SUB, ATTENTION:
JAMES C. BROWN, SECRETARY, PATTERSON ENERGY, INC., P.O. DRAWER 1416, SNYDER, TEXAS 79550 (TELEPHONE (915) 573-1104), AND, IN THE CASE OF DOCUMENTS RELATING TO TUCKER, ATTENTION: CHARLES B. MIDDLEKAUF, SECRETARY, TUCKER DRILLING COMPANY, INC., P.O. BOX 1876, SAN ANGELO, TEXAS 76902 (TELEPHONE (915) 655-6773). IN ORDER TO ENSURE DELIVERY OF DOCUMENTS PRIOR TO THE APPLICABLE SPECIAL MEETING, REQUESTS SHOULD BE RECEIVED BY JULY 23, 1996.

                             AVAILABLE INFORMATION

     Patterson and Tucker are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and in accordance therewith, file reports and other information with the Securities and Exchange Commission (the "Commission"). Reports, proxy statements and other information filed by Patterson or Tucker can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at Seven World Trade Center, 13th Floor, New York, New York 10048 and CitiCorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60621-2511. Copies of such material can be obtained by mail from the Public Reference Branch of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, reports, proxy statements and other information concerning Patterson or Tucker may be inspected at the offices of the Nasdaq National Market, 1735 K Street, N.W. Washington, D.C. 20006.

     Patterson has filed with the Commission a Registration Statement on Form S-4 (together with all amendments, supplements and exhibits thereto, the "Registration Statement") under the Securities Act of 1933, as amended (the "Securities Act"), with respect to the Patterson Common Stock to be issued pursuant to the Merger Agreement. The information contained herein with respect to Patterson and its affiliates, including Sub, has been provided by Patterson, and the information contained herein with respect to Tucker and its affiliates has been provided by Tucker. This Prospectus/Joint Proxy Statement does not contain all of the information set forth in the Registration Statement, certain parts of which were omitted in accordance with the rules and regulations of the Commission. For further information, reference is hereby made to the Registration Statement. Any statements contained herein concerning the provisions of any document filed as an exhibit to the Registration Statement or otherwise filed with the Commission are not necessarily complete, and in each instance reference is made to the copy of such document so filed. Each such statement is qualified by such reference.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

     The following documents, which have been filed with the Commission pursuant to the Exchange Act, are incorporated herein by reference:

     1. Patterson's Annual Report on Form 10-KSB for its fiscal year ended December 31, 1995 (the "Patterson 1995 Form 10-KSB").

     2. Patterson's Proxy Statement dated April 26, 1996, for its 1996 Annual Meeting of Stockholders (the "Patterson 1996 Proxy Statement").

     3. Patterson's Quarterly Report on Form 10-Q for the quarter ended March 31, 1996 (the "Patterson First Quarter 1996 Form 10-Q").

     4.    Patterson's Current Report on Form 8-K dated April 22, 1996.

     5.    Patterson's Current Report on Form 8-K dated April 30, 1996.

     6.    Patterson's Current Report on Form 8-K dated May 16, 1996.

     7. Tucker's Annual Report on Form 10-KSB for its fiscal year ended March 31, 1996 (the "Tucker 1996 Form 10-KSB").

     8.    Tucker's Current Report on Form 8-K dated April 22, 1996.

     9.    Tucker's Current Report on Form 8-K dated May 16, 1996.

     The Patterson 1995 Form 10-KSB, the Patterson 1996 Proxy Statement and the Patterson First Quarter 1996 Form 10-Q are attached to this Prospectus/Joint Proxy Statement as Annexes IV, V, and VI, respectively. The Tucker 1996 Form 10-KSB is attached to this Prospectus/Joint Proxy Statement as Annex VII.

     Any statement contained in a document incorporated or deemed to be incorporated by reference herein shall be deemed to be modified or superseded for purposes of this Prospectus/Joint Proxy Statement to the extent that a statement contained herein or any other subsequently filed document which also is or is deemed to be incorporated by reference herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this Prospectus/Joint Proxy Statement.

                               TABLE OF CONTENTS

                                         PAGE                                                PAGE
AVAILABLE INFORMATION..................      3    THE TUCKER SPECIAL MEETING.............     22
INCORPORATION OF CERTAIN DOCUMENTS BY               Date, Time and Place.................     22
  REFERENCE............................      3      Purpose..............................     22
SUMMARY................................      6      Record Date; Shares Entitled to
  The Parties to the Merger............      6         Vote..............................     22
  The Special Meetings.................      6      Quorum...............................     22
  The Merger and Related Matters.......      8      Vote Required........................     22
MARKET PRICES..........................     11      Voting of Proxies....................     23
SELECTED CONSOLIDATED FINANCIAL DATA OF             Revocability of Proxies..............     23
  PATTERSON ENERGY, INC................     13      No Appraisal Rights..................     23
SELECTED FINANCIAL DATA OF TUCKER                   Solicitation of Proxies..............     23
  DRILLING COMPANY, INC................     14    BACKGROUND OF AND REASONS FOR THE
SELECTED PRO FORMA COMBINED FINANCIAL               MERGER...............................     24
  DATA.................................     15      Background of the Merger.............     24
COMPARATIVE PER COMMON SHARE DATA OF                Patterson's Reasons for the Merger;
  PATTERSON ENERGY, INC. AND TUCKER                    Recommendation of Patterson Board
  DRILLING COMPANY, INC................     17         of Directors......................     26
RISK FACTORS...........................     18      Tucker's Reasons for the Merger;
  Exchange Ratio.......................     18         Recommendation of Tucker Board of
  Possible Volatility of Patterson                     Directors.........................     27
     Common Stock Price................     18      Opinions of Financial Advisors.......     27
  Patterson Indebtedness--Consequence             TERMS OF THE MERGER....................     37
     of Failure to Service.............     18      General..............................     37
  No Anticipated Cash Dividends........     19      Merger Consideration.................     37
  Reliance on Key Patterson                         Effective Time of the Merger.........     37
     Personnel.........................     19      Conversion of Tucker Common Stock;
  Concentration of Stock Ownership.....     19         Procedures for Exchange of Stock
  Provisions Having Possible                           Certificates......................     37
     Anti-Takeover Effect..............     19      Fractional Shares....................     38
INTRODUCTION...........................     20      Reasonable Efforts...................     39
THE PATTERSON SPECIAL                               Tucker Stock Options.................     39
  MEETING..............................     20      Employee Benefits....................     39
  Date, Time and Place.................     20      Conduct of Business Pending
  Purpose..............................     20         the Merger........................     40
  Record Date; Shares Entitled to                   Access to Information................     41
     Vote..............................     20      No Solicitation......................     41
  Quorum...............................     20      Representations and Warranties.......     42
  Vote Required........................     21      Fees and Expenses....................     42
  Voting of Proxies....................     21      Conditions to the Merger.............     44
  Revocability of Proxies..............     21      Termination of the Merger
  No Appraisal Rights..................     21         Agreement.........................     45
  Solicitation of Proxies..............     21      Amendment............................     45
                                                    Waiver...............................     46
                                                    Certain Federal Income Tax
                                                       Consequences......................     46
                                                    Interests of Certain Persons in
                                                       the Merger........................     47
                                                    Accounting Treatment.................     48
                                                    Resales of Patterson Common Stock
                                                       Received in the Merger............     48

                                         PAGE                                              PAGE
UNAUDITED PRO FORMA COMBINED FINANCIAL            STOCKHOLDERS' PROPOSALS................     70
  STATEMENTS...........................     49    GLOSSARY OF INDUSTRY TERMS.............     71
BUSINESS OF PATTERSON..................     57    ANNEXES
BUSINESS OF TUCKER.....................     58      Annex I--Agreement and Plan of
POST-MERGER PROFILE AND STRATEGY.......     60         Merger, as amended
PRINCIPAL STOCKHOLDERS OF PATTERSON AND             Annex II(A)--Opinion of TM Capital
  TUCKER...............................     61         Corp.
DESCRIPTION OF PATTERSON CAPITAL                    Annex II(B)--Opinion of Gilford
  STOCK................................     64         Securities Incorporated
COMPARISON OF RIGHTS OF HOLDERS OF                  Annex III--Opinion of Rauscher Pierce
  TUCKER COMMON STOCK AND PATTERSON                    Refsnes, Inc.
  COMMON STOCK.........................     67      Annex IV--Patterson's Annual Report
THE CHARTER AMENDMENT..................     69         on Form 10-KSB for its fiscal year
INDEPENDENT ACCOUNTANTS................     70         ended December 31, 1995
LEGAL MATTERS..........................     70      Annex V--Patterson's Proxy Statement
EXPERTS................................     70         dated April 26, 1996 for its 1996
                                                       Annual Meeting of Stockholders
                                                    Annex VI--Patterson's Quarterly
                                                       Report on Form 10-Q for the
                                                       quarter ended March 31, 1996
                                                    Annex VII--Tucker's Annual Report on
                                                       Form 10-KSB for its fiscal year
                                                       ended March 31, 1996

                                    SUMMARY

     THE FOLLOWING IS A SUMMARY OF CERTAIN INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/JOINT PROXY STATEMENT. REFERENCE IS MADE TO, AND THIS SUMMARY IS QUALIFIED BY, THE MORE DETAILED INFORMATION CONTAINED IN OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS/JOINT PROXY STATEMENT AND THE ANNEXES HERETO. STOCKHOLDERS ARE URGED TO CAREFULLY READ THIS PROSPECTUS/JOINT PROXY STATEMENT AND THE ANNEXES HERETO IN THEIR ENTIRETY. AS USED IN THIS PROSPECTUS/JOINT PROXY STATEMENT, UNLESS OTHERWISE REQUIRED BY THE CONTEXT, THE TERM "PATTERSON" MEANS PATTERSON ENERGY, INC. AND ITS CONSOLIDATED SUBSIDIARIES, THE TERM "TUCKER" MEANS TUCKER DRILLING COMPANY, INC., AND THE TERM "SUB" MEANS PATTERSON DRILLING COMPANY, A WHOLLY-OWNED SUBSIDIARY OF PATTERSON. SEE "GLOSSARY OF INDUSTRY TERMS" AT THE BACK OF THIS PROSPECTUS/JOINT PROXY STATEMENT FOR DEFINITIONS OF CERTAIN OIL AND GAS TERMS USED HEREIN.

                           THE PARTIES TO THE MERGER

PATTERSON

     Patterson is engaged in onshore contract drilling for oil and gas and, to a lesser extent, in the exploration, development and production of oil and gas for its own account. Patterson's operations are conducted in the Permian Basin in West Texas and Southeastern New Mexico and in South and Southeast Texas, primarily in the Austin Chalk Trend. Patterson's executive offices are located at 4510 Lamesa Highway, Snyder, Texas 79549, and its telephone number at that address is (915) 573-1104.

SUB

     Sub, a wholly-owned subsidiary of Patterson, was organized as a Delaware corporation in April 1996 for the purpose of consummating the Merger and the other transactions contemplated by the Merger Agreement. Sub has no assets or business and has not carried on any activities to date other than incident to its formation and in connection with the Merger and the other transactions contemplated by the Merger Agreement. Sub's offices are located at 4510 Lamesa Highway, Snyder, Texas 79549, and its telephone number at that address is (915) 573-1104.

TUCKER

     Tucker is principally engaged in onshore contract oil and gas drilling operations in Texas and also engages in oil and gas exploration, development and production for its own account. Most of Tucker's contract drilling activities are conducted in West and North Texas in the Permian and Hardeman Basins. Tucker's executive offices are located at 14 East Beauregard, San Angelo, Texas 76903, and its telephone number at that address is (915) 655-6773.

                              THE SPECIAL MEETINGS

DATE, TIME AND PLACE

     PATTERSON. The Patterson Special Meeting will be held on July 30, 1996, at 11:00 a.m., local time, at 3000 Thanksgiving Tower, 1601 Elm Street, Dallas, Texas.

     TUCKER. The Tucker Special Meeting will be held on July 30, 1996, at 10:00 a.m., local time, at 3000 Thanksgiving Tower, 1601 Elm Street, Dallas, Texas.

PURPOSES OF THE SPECIAL MEETINGS

     PATTERSON SPECIAL MEETING. At the Patterson Special Meeting, holders of shares of Patterson Common Stock will consider and vote upon proposals to (i) approve an amendment to Patterson's Certificate of Incorporation to increase the number of authorized shares of Patterson Common Stock from 5,000,000 shares to 9,000,000 shares (the "Charter Amendment"), and (ii) approve, as required by the Nasdaq National Market, the issuance of shares of Patterson Common Stock (the "Stock Issuance") in connection with the

Merger Agreement, a conformed copy of which appears as Annex I to this Prospectus/Joint Proxy Statement, including the issuance of shares of Patterson Common Stock in the Merger and the reservation of shares of Patterson Common Stock for issuance upon exercise of stock options of Tucker which, following the Merger, will constitute options to purchase Patterson Common Stock upon the terms set forth in the governing stock option plans and the Merger Agreement. Holders of shares of Patterson Common Stock entitled to vote also will consider and vote upon any other matter that may properly come before the Patterson Special Meeting or any adjournments or postponements thereof.

     TUCKER SPECIAL MEETING. At the Tucker Special Meeting, holders of shares of Tucker Common Stock will consider and vote upon a proposal to approve and adopt the Merger Agreement, which provides for the Merger of Sub with and into Tucker, with Tucker to be the surviving corporation in the Merger and a wholly-owned subsidiary of Patterson, and the conversion of outstanding options (the "Tucker Stock Options") to purchase shares of Tucker Common Stock into options to purchase shares of Patterson Common Stock upon the terms set forth in the governing stock option plans and the Merger Agreement. Holders of shares of Tucker Common Stock entitled to vote also will consider and vote upon any other matter that may properly come before the Tucker Special Meeting or any adjournments or postponements thereof.

RECORD DATES; SHARES ENTITLED TO VOTE

     PATTERSON. Only holders of record of shares of Patterson Common Stock at the close of business on June 20, 1996 (the "Patterson Record Date"), are entitled to notice of and to vote at the Patterson Special Meeting. On such date, there were 3,194,951 shares of Patterson Common Stock outstanding and entitled to vote. Each such share of Patterson Common Stock will be entitled to one vote on each matter to be acted upon at the Patterson Special Meeting.

     TUCKER. Only holders of record of shares of Tucker Common Stock at the close of business on June 20, 1996 (the "Tucker Record Date"), are entitled to notice of and to vote at the Tucker Special Meeting. On such date, there were 2,104,076 shares of Tucker Common Stock outstanding and entitled to vote. Each such share of Tucker Common Stock will be entitled to one vote on each matter to be acted upon at the Tucker Special Meeting.

QUORUM; VOTE REQUIRED

     PATTERSON. A majority of the outstanding shares of Patterson Common Stock entitled to vote must be present in person or by proxy at the Patterson Special Meeting in order for a quorum to be present. The affirmative vote of the holders of a majority of the outstanding shares of Patterson Common Stock is required to approve the Charter Amendment. The affirmative vote of the holders of a majority of the shares of Patterson Common Stock present, in person or by proxy, and entitled to vote at the Patterson Special Meeting is required to approve the Stock Issuance.

     TUCKER. A majority of the shares of Tucker Common Stock entitled to vote must be present in person or by proxy at the Tucker Special Meeting in order for a quorum to be present. The affirmative vote of the holders of a majority of the outstanding shares of Tucker Common Stock is required to approve and adopt the Merger Agreement.

NO APPRAISAL RIGHTS

     Under Delaware law, neither Patterson nor Tucker stockholders will be entitled to any appraisal or dissenter's rights with respect to the matters to be acted upon at the respective Special Meetings. See "The Patterson Special Meeting--No Appraisal Rights" and "The Tucker Special Meeting--No Appraisal Rights."

SECURITY OWNERSHIP OF MANAGEMENT

     PATTERSON. As of the Patterson Record Date, the directors and executive officers of Patterson beneficially owned an aggregate of 924,198 shares (approximately 28%) of the outstanding shares of Patterson

Common Stock, including 47,760 shares subject to options currently exercisable or exercisable within 60 days. See "Principal Stockholders of Patterson and Tucker--Patterson." Each of such directors and executive officers has advised Patterson that he plans to vote or direct the vote of all such shares of Patterson Common Stock entitled to vote in favor of the matters submitted to the stockholders of Patterson at the Patterson Special Meeting.

     TUCKER. As of the Tucker Record Date, the directors and executive officers of Tucker beneficially owned an aggregate of 231,741 shares (approximately 11%) of the outstanding Tucker Common Stock, including 81,500 shares subject to options, all of which are fully vested and currently exercisable. See "Principal Stockholders of Patterson and Tucker--Tucker." Each of such directors and executive officers has indicated his present intention to vote or direct the vote of all such shares of Tucker Common Stock entitled to vote in favor of the matters submitted to the stockholders of Tucker at the Tucker Special Meeting.

                         THE MERGER AND RELATED MATTERS

EFFECT OF THE MERGER

     At the Effective Time (as hereinafter defined), Sub will merge with and into Tucker, with Tucker being the surviving corporation and a wholly-owned subsidiary of Patterson (the "Surviving Corporation"). The Surviving Corporation will operate under the name Patterson Drilling Company. In the Merger, each outstanding share of Tucker Common Stock will be converted into the right to receive 0.74 of a share of Patterson Common Stock (the "Exchange Ratio") and the Tucker Stock Options will become options to purchase shares of Patterson Common Stock upon the terms of the governing stock option plans and the Merger Agreement. The full text of the Merger Agreement is attached to this Prospectus/Joint Proxy Statement as Annex I. See "Terms of the Merger--General" and "--Merger Consideration."

     Based on the number of shares of Patterson Common Stock and Tucker Common Stock outstanding as of the Patterson Record Date and the Tucker Record Date, approximately 1,557,016 shares of Patterson Common Stock will be issuable in the Merger, representing approximately 32.77% of the total Patterson Common Stock to be outstanding after such issuance (without giving effect to 95,090 shares of Patterson Common Stock issuable upon exercise of Tucker Stock Options to be assumed by Patterson pursuant to the Merger Agreement). See "Terms of the Merger--Merger Consideration."

RECOMMENDATIONS OF THE BOARDS OF DIRECTORS

     PATTERSON. The Board of Directors of Patterson has determined that the Merger is fair to and advisable and in the best interests of Patterson and its stockholders and unanimously recommends that the Patterson stockholders approve the Charter Amendment and the Stock Issuance. See "Background of and Reasons for the Merger--Patterson's Reasons for the Merger; Recommendation of Patterson Board of Directors."

     TUCKER. The Board of Directors of Tucker has determined that the Merger is fair to and advisable and in the best interests of Tucker and its stockholders and unanimously recommends that the Tucker stockholders approve and adopt the Merger Agreement. See "Background of and Reasons for the Merger--Tucker's Reasons for the Merger; Recommendation of Tucker Board of Directors."

OPINIONS OF FINANCIAL ADVISORS

     PATTERSON. TM Capital Corp. ("TM Capital") and Gilford Securities Incorporated ("Gilford Securities") each delivered its written opinion dated April 22, 1996, to the Patterson Board of Directors that, as of such date, the consideration to be paid by Patterson pursuant to the Merger Agreement and the Exchange Ratio were fair to the stockholders of Patterson from a financial point of view. TM Capital and Gilford Securities each subsequently delivered its written opinion, dated the date of this Prospectus/Joint Proxy Statement, to the Patterson Board of Directors that as of such date based upon the assumptions made, the factors considered and the review undertaken, and subject to the limitations and qualifications as described in each of such opinions, the consideration to be paid by Patterson pursuant to the Merger Agreement and the Exchange Ratio were fair to the Patterson stockholders from a financial point of view.

     The full text of the respective opinions of TM Capital and Gilford Securities, dated the date of this Prospectus/Joint Proxy Statement, are attached hereto as Annex II(A) and (B) and are incorporated herein by reference. Patterson stockholders are urged to read the respective opinions in their entirety. See "Background of and Reasons for the Merger--Opinions of Financial Advisors--Patterson."

     TUCKER. Rauscher Pierce Refsnes, Inc. ("Rauscher Pierce") delivered its written opinion dated April 22, 1996, to the Tucker Board of Directors that, as of such date, the terms of the Merger are fair to the Tucker stockholders from a financial point of view. Rauscher Pierce subsequently delivered its written opinion, dated the date of this Prospectus/Joint Proxy Statement, to the Tucker Board of Directors that as of such date, based upon the assumptions made, the factors considered and the review undertaken, and subject to the limitations and qualifications as described in such opinion, the terms of the Merger are fair to the Tucker stockholders from a financial point of view.

     The full text of the written opinion of Rauscher Pierce, dated the date of this Prospectus/Joint Proxy Statement, is attached hereto as Annex III and is incorporated herein by reference. Tucker stockholders are urged to read this opinion in its entirety. See "Background of and Reasons for the Merger--Opinions of Financial Advisors--Tucker."

EFFECTIVE TIME OF THE MERGER

     The Merger will become effective upon the filing of a certificate of merger with the Secretary of State of the State of Delaware (the "Effective Time"), unless the certificate of merger specifies a later Effective Time. Assuming all conditions to the Merger contained in the Merger Agreement are satisfied or waived prior thereto, it is anticipated that the Effective Time of the Merger will occur as soon as practicable following the Special Meetings. See "Terms of the Merger--Effective Time of the Merger."

CERTAIN CONDITIONS TO CONSUMMATION OF THE MERGER

     The respective obligations of Patterson, Sub and Tucker to consummate the Merger are subject to satisfaction or waiver at or prior to the Effective Time of various conditions, including obtaining requisite Patterson and Tucker stockholder approvals, accuracy of the representations and warranties of each party and compliance with all agreements and covenants by each party, the approval for trading on the Nasdaq National Market of the Patterson Common Stock to be issued in the Merger (including the shares issuable under Tucker Stock Options to be assumed by Patterson at the Effective Time), the receipt of an opinion from Coopers & Lybrand L.L.P. to the effect that, as of the Effective Time, the Merger qualifies for pooling of interests accounting treatment if closed and consummated in accordance with the Merger Agreement and the receipt of legal opinions covering the qualification of the Merger as a reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). See "Terms of the Merger--Conditions to the Merger."

     The Merger Agreement may be terminated at any time prior to the Effective Time (i) by mutual consent of Patterson and Tucker, (ii) by either Patterson or Tucker (a) if any court or other governmental entity shall have issued a final and nonappealable order, decree or ruling or taken any other final and nonappealable action permanently enjoining or otherwise prohibiting the Merger,
(b) if the Merger shall not have been consummated on or before November 30, 1996 (other than due to the failure of the party seeking to terminate the Merger Agreement to perform its obligations under the Merger Agreement), (c) if, under certain circumstances, the required Patterson and Tucker stockholder approvals are not obtained, or (d) if the other party breaches (and fails to cure) a representation, warranty, covenant or agreement contained in the Merger Agreement, and (iii) by Patterson or Tucker in certain other situations, including in the event of certain competing transactions with respect to Tucker or a withdrawal or modification by the Tucker Board of Directors of its recommendation of the Merger. See "Terms of the Merger--Termination of the Merger Agreement." The Merger Agreement provides that, in the event of a termination in certain situations in which there is a competing transaction with respect to Tucker, or in the event that Tucker enters into certain business combination transactions with another person within nine months (or, in certain situations, within 24 months if such person beneficially owned more that 25% of Tucker's Common Stock at the time of the Tucker Special

Meeting) following termination under certain events, Patterson will receive a termination fee of $2,000,000. In the event of a termination by Patterson resulting from a modification or withdrawal by the Tucker Board of Directors of its recommendation of the Merger or its declaration that the Merger is fair to and advisable and in the best interests of Tucker and its stockholders, or a resolution by the Tucker Board of Directors to do so, Patterson will receive a termination fee of $250,000 and, in the event that Tucker enters into certain business combination transactions with another person within nine months thereafter, Tucker will pay an additional fee of $1,750,000. See "Terms of the Merger--Fees and Expenses."

NO SOLICITATION

     The Merger Agreement provides that Tucker will not initiate or solicit any inquiries or the making of any proposal relating to any competing transaction with respect to Tucker, or enter into discussions or negotiations with any person in furtherance of any such competing transaction, or agree to endorse any such competing transaction; provided, however, that Tucker may furnish information or enter into discussions or negotiations with respect to an unsolicited proposal to acquire Tucker pursuant to a competing transaction if, and only to the extent that, the Board of Directors of Tucker, after consultation with and based upon the advice of independent legal counsel, determines in good faith that such action is necessary for the Tucker Board of Directors to comply with its fiduciary duties to the stockholders of Tucker under applicable law. See "Terms of the Merger--No Solicitation."

INTERESTS OF CERTAIN PERSONS IN THE MERGER

     Certain members of the Board of Directors and the executive officers of Tucker have certain interests in the Merger that are in addition to the interests of Tucker stockholders generally. The Board of Directors of Tucker was aware of these interests and considered them, among other matters, in approving and adopting the Merger Agreement and the transactions contemplated thereby. See "Terms of the Merger--Interests of Certain Persons in the Merger."

ACCOUNTING TREATMENT

     The Merger will be treated as a "pooling of interests" for accounting and financial reporting purposes. Consummation of the Merger is conditioned upon, among other things, Patterson and Tucker receiving the opinion of Coopers & Lybrand L.L.P., independent accountants to Patterson, to the effect that, as of the Effective Time, the Merger qualifies for "pooling of interests" accounting treatment if closed and consummated in accordance with the Merger Agreement. In addition, Tucker and Patterson have received the opinion of Arthur Andersen LLP, the independent public accountants of Tucker, to the effect that, as of the date of the Merger Agreement, the requirements for pooling of interests accounting treatment relating to the prior operations of Tucker are satisfied. See "Terms of the Merger--Accounting Treatment."

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

     The Merger is intended to qualify as a reorganization under Section 368(a) of the Code, in which case no gain or loss generally would be recognized by the stockholders of Tucker on the exchange of their shares of Tucker Common Stock in the Merger (except with respect to cash received by such stockholders in lieu of fractional shares). It is a condition to closing of the Merger that Tucker receives an opinion of independent legal counsel to the effect that the Merger will be treated as a tax-free reorganization for federal income tax purposes; such opinion will be based on certain assumptions and representations. No rulings have been (or will be) requested from the Internal Revenue Service with respect to any tax matters. Each Tucker stockholder should consult his own tax advisor concerning the tax consequences of the Merger in his particular individual circumstances. See "Terms of the Merger--Certain Federal Income Tax Consequences."

RESTRICTIONS ON RESALE OF PATTERSON COMMON STOCK; AFFILIATE AGREEMENTS

     The shares of Patterson Common Stock issued to Tucker stockholders in the Merger will be registered under the Securities Act and will be freely tradable on the Nasdaq National Market after the Effective Time, subject to certain limitations on transfer imposed on affiliates of Patterson and Tucker. Before the Effective Time, certain affiliates of Patterson and Tucker are required to execute and deliver affiliate agreements with Patterson (the "Affiliate Agreements"), pursuant to which such persons agree not to sell, transfer or otherwise reduce such persons' risk relative to Patterson Common Stock or Tucker Common Stock owned by them prior to the Merger or shares of Patterson Common Stock they receive in connection with the Merger during the period beginning 30 days before the Effective Time and ending when financial results covering at least 30 days of post-Merger combined operations of Patterson and Tucker have been published. Furthermore, pursuant to the terms of the Affiliate Agreements, such persons may not sell or otherwise dispose of their shares of Patterson Common Stock (whether received in the Merger or previously held) except in compliance with the applicable provisions of the Securities Act and the rules and regulations thereunder, including Rule 145. See "Terms of the Merger--Resales of Patterson Common Stock Received in the Merger."

RISK FACTORS

     Patterson and Tucker stockholders should carefully consider the matters set forth in "Risk Factors" beginning on page 18 of this Prospectus/Joint Proxy Statement.

COMPARISON OF RIGHTS OF HOLDERS OF TUCKER COMMON STOCK AND PATTERSON COMMON
STOCK

     See "Comparison of Rights of Holders of Tucker Common Stock and Patterson Common Stock" for a summary of the material differences between the rights of holders of Tucker Common Stock and the rights of holders of Patterson Common Stock.

                                 MARKET PRICES

     The Patterson Common Stock and the Tucker Common Stock are traded on the Nasdaq National Market (Symbols: PTEN and TUCK, respectively). The following table sets forth for the periods indicated the reported high and low sales prices per share of Patterson Common Stock and Tucker Common Stock. Neither Patterson nor Tucker has paid any cash dividends on its Common Stock. The fiscal year of Patterson is a calendar year. The fiscal year of Tucker currently ends on March 31 of each year.

                                                                                SALES PRICE
                                                                             -----------------
                         PATTERSON COMMON STOCK                               HIGH       LOW
- - -------------------------------------------------------------------------    ------     ------
Calendar 1994
  First Quarter..........................................................    $ 7.25     $ 6.50
  Second Quarter.........................................................      7.00       6.00
  Third Quarter..........................................................      7.50       6.25
  Fourth Quarter.........................................................      7.88       6.75
Calendar 1995
  First Quarter..........................................................    $ 7.75     $ 6.00
  Second Quarter.........................................................     10.25       7.00
  Third Quarter..........................................................     13.88       9.38
  Fourth Quarter.........................................................     14.63      10.50
Calendar 1996
  First Quarter..........................................................    $13.16     $12.65
  Second Quarter (through June 19, 1996).................................     18.13      13.25

                                                                                SALES PRICE
                                                                             -----------------
                           TUCKER COMMON STOCK                                HIGH       LOW
- - -------------------------------------------------------------------------    ------     ------
Fiscal 1995
  First Quarter..........................................................    $ 5.00     $ 4.38
  Second Quarter.........................................................      6.13       4.75
  Third Quarter..........................................................      6.63       5.06
  Fourth Quarter.........................................................      7.25       5.00
Fiscal 1996
  First Quarter..........................................................    $ 8.00     $ 6.25
  Second Quarter.........................................................      8.75       7.00
  Third Quarter..........................................................      8.75       7.25
  Fourth Quarter.........................................................     10.50       7.63
Fiscal 1997
  First Quarter (through June 19, 1996)..................................    $12.38     $ 9.63

     On April 22, 1996, the last trading day before the public announcement of the execution of the Merger Agreement, the closing sale prices of the Patterson Common Stock and the Tucker Common Stock, as reported on the Nasdaq National Market, were $14.50 per share and $10.38 per share, respectively. Recent closing sale prices of the Patterson Common Stock and the Tucker Common Stock as reported on the Nasdaq National Market are set forth on the cover page of this Prospectus/Joint Proxy Statement. Patterson and Tucker stockholders are urged to obtain current market quotations for the Patterson Common Stock and the Tucker Common Stock.

     DIVIDEND POLICY OF PATTERSON FOLLOWING THE MERGER. Patterson does not expect to pay any cash dividends on its Common Stock in the foreseeable future. Patterson instead intends to retain its earnings to support the operations and growth of its businesses. Any future cash dividends would depend on the future earnings, capital requirements, Patterson's financial condition and other factors deemed relevant by the Board of Directors of Patterson. In addition, the terms of an existing bank line of credit prohibits payment of dividends by Patterson without prior written consent of the bank.

                      SELECTED CONSOLIDATED FINANCIAL DATA
                           OF PATTERSON ENERGY, INC.

     The following table sets forth selected consolidated historical financial data of Patterson and has been derived from and should be read in conjunction with the audited consolidated financial statements of Patterson for each of the five years ended December 31, 1995, and the unaudited interim consolidated financial statements of Patterson for the three months ended March 31, 1995 and 1996, including the respective notes thereto, which are incorporated by reference herein. See "Available Information" and "Incorporation of Certain Documents by Reference." In the opinion of management of Patterson, all adjustments, consisting of normal recurring accruals, considered necessary for fair presentation have been included in the unaudited interim data. Unaudited interim results are not necessarily indicative of results which may be expected for future periods.

                                                                                                              (UNAUDITED)
                                                                                                             THREE MONTHS
                                                                                                                 ENDED
                                                                     YEAR ENDED DECEMBER 31,                   MARCH 31,
                                                         -----------------------------------------------   -----------------
                                                          1991      1992      1993      1994      1995      1995      1996
                                                         -------   -------   -------   -------   -------   -------   -------
                                                                         (IN THOUSANDS, EXCEPT PER SHARE DATA)
CONSOLIDATED STATEMENTS OF INCOME DATA:
Operating revenues:
  Drilling.............................................  $20,075   $19,641   $21,396   $31,408   $41,249   $ 9,042   $10,533
  Oil and gas sales....................................      867     1,712     2,448     2,742     4,124       919     1,324
  Well operation fees..................................      868       823       815       834     1,132       252       345
  Other................................................      288       163       169       133       149        41        74
                                                         -------   -------   -------   -------   -------   -------   -------
                                                          22,098    22,339    24,828    35,117    46,654    10,254    12,276
                                                         -------   -------   -------   -------   -------   -------   -------
Operating costs and expenses:
  Direct drilling costs................................   17,369    16,770    17,251    25,167    33,492     7,455     8,746
  Lease operating and production.......................      436       798       725       874     1,175       276       388
  Exploration costs....................................      509       258       280       207       369        69       116
  Dry holes and abandonments...........................       62       125       190     1,093       683       155        68
  Depreciation, depletion and amortization.............    1,857     1,784     2,321     2,881     5,314     1,030     1,733
  General and administrative...........................    1,736     2,025     2,318     2,863     3,200       720       808
                                                         -------   -------   -------   -------   -------   -------   -------
                                                          21,969    21,760    23,085    33,085    44,233     9,705    11,859
                                                         -------   -------   -------   -------   -------   -------   -------
Operating income.......................................      129       579     1,743     2,032     2,421       549       417
                                                         -------   -------   -------   -------   -------   -------   -------
Other income (expense):
  Net gain on sale of assets...........................      405       654        84       359       313        29        26
  Interest income......................................       64        67        63       193       146        35        35
  Interest expense.....................................     (523)     (416)     (331)     (366)   (1,065)     (188)     (329)
  Other................................................      269        64       122        64        12         5        41
                                                         -------   -------   -------   -------   -------   -------   -------
    Other income (expense), net........................      215       369       (62)      250      (594)     (119)     (227)
                                                         -------   -------   -------   -------   -------   -------   -------
Income before income taxes and extraordinary items.....      344       948     1,681     2,282     1,827       430       190
Income tax expense (benefit), net......................      195       391       123      (241)      (88)       17    (1,586)
                                                         -------   -------   -------   -------   -------   -------   -------
Income before extraordinary items......................      149       557     1,558     2,523     1,915       413     1,776
Extraordinary items....................................      131       458        --        --        --        --        --
                                                         -------   -------   -------   -------   -------   -------   -------
Net income.............................................  $   280   $ 1,015   $ 1,558   $ 2,523   $ 1,915   $   413   $ 1,776
                                                         =======   =======   =======   =======   =======   =======   =======
Net income per share:
  Primary..............................................  $  0.18   $  0.65   $  0.95   $  1.01   $  0.68   $  0.16   $  0.53
                                                         =======   =======   =======   =======   =======   =======   =======
  Assuming full dilution...............................      N/A       N/A       N/A       N/A   $  0.65       N/A   $  0.53
                                                         =======   =======   =======   =======   =======   =======   =======
Weighted average number of common shares outstanding:
  Primary..............................................    1,552     1,545     1,648     2,501     2,836     2,635     3,334
                                                         =======   =======   =======   =======   =======   =======   =======
  Assuming full dilution...............................      N/A       N/A       N/A       N/A     2,961       N/A     3,341
                                                         =======   =======   =======   =======   =======   =======   =======
BALANCE SHEET DATA (AT END OF PERIOD):
  Working capital......................................  $   802   $    29   $ 5,224   $ 5,169   $ 6,289   $ 6,385   $ 5,740
  Total assets.........................................   12,286    13,624    18,429    31,656    43,790    35,173    45,765
  Notes payable, less current maturities...............    3,500     2,294     2,109     5,967    12,906     9,293    12,592
  Retained earnings (accumulated deficit)..............     (765)      250     1,808     4,331     6,246     4,744     8,022
  Total stockholders' equity...........................    2,814     3,780    10,062    14,460    20,373    14,873    22,149

                            SELECTED FINANCIAL DATA
                        OF TUCKER DRILLING COMPANY, INC.

     The following table sets forth selected historical financial data of Tucker and has been derived from and should be read in conjunction with the audited financial statements of Tucker for each of the five years ended March 31, 1996, including the respective notes thereto, which are incorporated by reference herein. See "Available Information" and "Incorporation of Certain Documents by Reference."

                                                              YEAR ENDED MARCH 31,
                                               ---------------------------------------------------
                                                1992       1993       1994       1995       1996
                                               -------    -------    -------    -------    -------
                                                      (IN THOUSANDS, EXCEPT PER SHARE DATA)
STATEMENTS OF OPERATIONS DATA:
Revenues:
  Contract Drilling.........................   $13,460    $14,606    $16,431    $23,190    $16,595
  Oil and gas...............................     2,172      1,577      1,466        852      1,275
                                               -------    -------    -------    -------    -------
                                                15,632     16,183     17,897     24,042     17,870
                                               -------    -------    -------    -------    -------
Costs and expenses:
  Contract drilling.........................    11,660     12,445     13,446     17,744     13,140
  Oil and gas exploration and production....       649        564        519        295        335
  Writedown due to impairment of long-lived
     assets.................................        --         --         --         --        159
  Dry holes and abandonments................       471        313        206        186        109
  Depreciation, depletion and
     amortization...........................     2,732      2,554      2,673      1,943      2,184
  General and administrative................     1,453      1,403      1,448      1,784      1,698
                                               -------    -------    -------    -------    -------
                                                16,965     17,279     18,292     21,952     17,625
                                               -------    -------    -------    -------    -------
Income (loss) from operations...............    (1,333)    (1,096)      (395)     2,090        245
                                               -------    -------    -------    -------    -------
Other income (expense):
  Net gain on sale of property and
     equipment..............................       248          7         54        357         64
  Interest income...........................       237        106         79        216        400
  Other.....................................        24          8         (4)       (39)        23
                                               -------    -------    -------    -------    -------
     Other income, net......................       509        121        129        534        487
                                               -------    -------    -------    -------    -------
Income (loss) before income taxes...........      (824)      (975)      (266)     2,624        732
Income taxes (benefits).....................       (15)        --         --         48       (748)
                                               -------    -------    -------    -------    -------
Net income (loss)...........................   $  (809)   $  (975)   $  (266)   $ 2,576    $ 1,480
                                               =======    =======    =======    =======    =======
Net income (loss) per common share..........   $ (0.39)   $ (0.47)   $ (0.13)   $  1.25    $  0.71
                                               =======    =======    =======    =======    =======
Weighted average number of common shares
  outstanding...............................     2,065      2,065      2,065      2,065      2,085
                                               =======    =======    =======    =======    =======
BALANCE SHEET DATA (AT END OF PERIOD):
  Working capital...........................   $ 4,446    $ 4,265    $ 4,876    $ 8,482    $ 8,792
  Total assets..............................    15,563     14,362     15,095     17,596     19,092
  Retained earnings.........................     9,393      8,418      8,152     10,728     12,208
  Total stockholders' equity................    14,170     13,195     12,929     15,548     17,175

                   SELECTED PRO FORMA COMBINED FINANCIAL DATA

     The following table sets forth selected unaudited pro forma combined financial data of Patterson giving effect to the Merger under the pooling of interests method of accounting and reflecting certain assumptions described in the Notes to Unaudited Pro Forma Combined Financial Statements. The Pro Forma Combined Statements of Income Data set forth below assume the Merger was consummated as of January 1, 1993, and the Pro Forma Combined Balance Sheet Data set forth below assume the Merger was consummated as of March 31, 1996. The pro forma combined financial data is presented for illustrative purposes only and is not necessarily indicative of the operating results or financial position that would have occurred if the Merger had been consummated on the dates indicated, nor is it necessarily indicative of future operating results or financial position. The pro forma combined financial data has been derived from and should be read in conjunction with the unaudited pro forma combined financial statements, including the notes thereto, appearing elsewhere in this Prospectus/Joint Proxy Statement. See "Terms of the Merger--Accounting Treatment" and "Unaudited Pro Forma Combined Financial Statements."

                             PATTERSON ENERGY, INC.
                  PRO FORMA COMBINED STATEMENTS OF INCOME DATA
                                  (UNAUDITED)

                                                                                       THREE
                                                                                       MONTHS
                                                  YEAR ENDED DECEMBER 31,              ENDED
                                           --------------------------------------    MARCH 31,
                                              1993          1994          1995          1996
                                           ----------    ----------    ----------    ----------
Operating revenues:
  Drilling..............................   $37,746,477   $54,822,766   $57,599,180   $14,095,736
  Oil and gas sales.....................     3,913,746     3,593,786     5,399,536     1,689,958
  Well operation fees...................     1,063,629       979,756     1,296,257       385,822
  Other.................................       168,926       133,240       148,976        74,015
                                           -----------   -----------   -----------   -----------
                                            42,892,778    59,529,548    64,443,949    16,245,531
                                           -----------   -----------   -----------   -----------
Operating costs and expenses:
  Direct drilling costs.................    30,631,392    43,080,526    46,459,500    11,423,347
  Lease operating and production........     1,206,796     1,141,391     1,509,206       481,373
  Exploration costs.....................       317,085       233,547       369,133       159,403
  Writedown due to impairment of
     long-lived assets..................            --            --       159,403       115,929
  Dry holes and abandonments............       395,508     1,279,133       791,221       151,697
  Depreciation, depletion and
     amortization.......................     4,654,697     4,911,929     7,522,695     2,293,226
  General and administrative............     4,013,766     4,793,484     5,062,940     1,376,277
                                           -----------   -----------   -----------   -----------
                                            41,219,244    55,440,010    61,874,098    16,001,252
                                           -----------   -----------   -----------   -----------
Operating income........................     1,673,534     4,089,538     2,569,851       244,279
                                           -----------   -----------   -----------   -----------
Other income (expense):
  Net gain on sale of assets............       138,272       611,009       373,567        49,924
  Interest income.......................       141,067       408,945       545,463       120,833
  Interest expense......................      (330,739)     (366,152)   (1,064,523)     (329,454)
  Other.................................       117,463        25,020        34,946        61,289
                                           -----------   -----------   -----------   -----------
     Other income (expense), net........        66,063       678,822      (110,547)      (97,408)
                                           -----------   -----------   -----------   -----------
Income before income taxes..............     1,739,597     4,768,360     2,459,304       146,871
                                           -----------   -----------   -----------   -----------
Income taxes:
  Current...............................       123,309       213,349       213,560        62,365
  Deferred income tax benefit...........            --      (406,515)   (1,000,324)   (2,402,164)
                                           -----------   -----------   -----------   -----------
     Income tax expense (benefit).......       123,309      (193,166)     (786,764)   (2,339,799)
                                           -----------   -----------   -----------   -----------
Net income..............................   $ 1,616,288   $ 4,961,526   $ 3,246,068   $ 2,486,670
                                           ===========   ===========   ===========   ===========
Net income per common share:
  Primary...............................   $      0.51   $      1.23   $      0.74   $      0.51
                                           ===========   ===========   ===========   ===========
  Assuming full dilution................           N/A           N/A   $      0.72   $      0.50
                                           ===========   ===========   ===========   ===========
Weighted average number of common shares
  outstanding:
  Primary...............................     3,175,957     4,029,669     4,379,236     4,923,846
                                           ===========   ===========   ===========   ===========
  Assuming full dilution................           N/A           N/A     4,518,453     4,931,666
                                           ===========   ===========   ===========   ===========

                             PATTERSON ENERGY, INC.
                     PRO FORMA COMBINED BALANCE SHEET DATA
                                  (UNAUDITED)

                                                                                 MARCH 31, 1996
                                                                                 --------------
Current assets:
  Cash and cash equivalents..................................................      $10,309,773
  Marketable securities......................................................          524,323
  Accounts receivable:
     Trade
       Billed................................................................        9,557,677
       Unbilled..............................................................        1,426,103
     Oil and gas sales.......................................................          639,655
  Equipment inventory........................................................          478,234
  Deferred income taxes......................................................        1,058,947
  Undeveloped oil and gas properties held for sale...........................        2,785,351
  Other current assets.......................................................          330,646
                                                                                   -----------
          Total current assets...............................................       27,110,709
                                                                                   -----------
Property and equipment, at cost, net.........................................       34,813,539
Deferred income taxes........................................................        1,957,784
Deposits on workers' compensation insurance policy...........................          343,760
Other assets.................................................................          739,409
                                                                                   -----------
          Total assets.......................................................      $64,965,201
                                                                                   ===========
Current liabilities:
  Current maturities of notes payable........................................      $ 2,207,005
  Accounts payable:
     Trade...................................................................        6,542,449
     Revenue distribution....................................................        1,572,988
     Other...................................................................          290,900
  Accrued expenses...........................................................        1,950,417
                                                                                   -----------
          Total current liabilities..........................................       12,563,759
                                                                                   -----------
Deferred liabilities.........................................................          376,746
Notes payable, less current maturities.......................................       12,592,363
                                                                                   -----------
                                                                                    12,969,109
                                                                                   -----------
Commitments and contingencies................................................               --
Stockholders' equity:
  Preferred stock............................................................               --
  Common stock...............................................................           47,472
  Additional paid-in capital.................................................       19,047,037
  Retained earnings..........................................................       20,337,824
                                                                                   -----------
          Total stockholders' equity.........................................       39,432,333
                                                                                   -----------
            Total liabilities and stockholders' equity.......................      $64,965,201
                                                                                   ===========

                       COMPARATIVE PER COMMON SHARE DATA
                         OF PATTERSON ENERGY, INC. AND
                         TUCKER DRILLING COMPANY, INC.

     The following table sets forth per share data of Patterson and Tucker on a historical basis, and pro forma combined data for Patterson as if the Merger had been effective for all periods presented. Pro forma information for Tucker is presented on a pro forma equivalent basis, which reflects the pro forma combined per share amounts multiplied by the Exchange Ratio of 0.74. Pro forma information gives effect to the Merger under the pooling of interests method of accounting and reflects certain assumptions described in the Notes to Unaudited Pro Forma Combined Financial Statements. The data set forth below should be read in conjunction with the audited and unaudited historical financial statements of Patterson and the audited historical financial statements of Tucker, including the respective notes thereto, which are incorporated by reference herein, and the unaudited pro forma combined financial statements, including the notes thereto, appearing elsewhere in this Prospectus/Joint Proxy Statement. See "Available Information," "Incorporation of Certain Documents by Reference" and "Unaudited Pro Forma Combined Financial Statements."

                                                                                  UNAUDITED PRO FORMA
                                                                                -----------------------
                                                             HISTORICAL                        TUCKER
                                                         -------------------    PATTERSON    EQUIVALENT
                                                         PATTERSON    TUCKER    COMBINED      (0.74X)
                                                         ---------    ------    ---------    ----------
Three Months ended March 31, 1996
  Income from continuing operations...................     $ .53      $ .36       $ .51        $  .38
  Book value as of March 31, 1996.....................     $6.64      $8.20       $8.01        $ 5.93
Year ended December 31, 1995 and March 31, 1996
  Income from continuing operations...................     $ .68      $ .71       $ .74        $  .55
Year ended December 31, 1994 and March 31, 1995
  Income from continuing operations...................     $1.01      $1.25       $1.23        $  .91
Year ended December 31, 1993 and March 31, 1994
  Income (loss) from continuing operations............     $ .95      $(.13 )     $ .51        $  .38

                                  RISK FACTORS

     IN ADDITION TO RISKS INHERENT IN THE OIL AND GAS CONTRACT DRILLING BUSINESS AND THE OIL AND GAS INDUSTRY GENERALLY AS DESCRIBED IN THE PATTERSON 1995 FORM 10-KSB ATTACHED TO THIS PROSPECTUS/JOINT PROXY STATEMENT AS ANNEX IV, INCLUDING, AMONG OTHERS, VOLATILITY OF OIL AND GAS PRICES, UNSTABLE MARKET CONDITIONS FOR CONTRACT DRILLING SERVICES, EXISTING SEVERE SHORTAGES OF NEW DRILL PIPE, OPERATIONAL HAZARDS AND UNINSURED RISKS, ENVIRONMENTAL AND OTHER GOVERNMENTAL REGULATIONS AND LAWS, COMPETITION AND THE IMPACT OF THOSE FACTORS ON THE ONGOING FINANCIAL CONDITION AND OPERATIONS OF PATTERSON AND THE SURVIVING CORPORATION FOLLOWING THE EFFECTIVE TIME OF THE MERGER, PATTERSON AND TUCKER STOCKHOLDERS SHOULD CAREFULLY CONSIDER THE FOLLOWING FACTORS AS WELL AS THE OTHER MATTERS DISCUSSED IN THIS PROSPECTUS/JOINT PROXY STATEMENT.

EXCHANGE RATIO

     The Exchange Ratio was determined by negotiations between Patterson and Tucker and was based on a number of factors. See "Background of and Reasons for the Merger--Patterson's Reasons for the Merger; Recommendation of Patterson Board of Directors" and "--Tucker's Reasons for the Merger; Recommendation of Tucker Board of Directors." The Exchange Ratio does not necessarily reflect the relative stock prices, asset values, cash flow per share, earnings per share or other attributes of either Patterson or Tucker. In addition, the price of Patterson Common Stock at the Effective Time, as well as the prices at the date of this Prospectus/Joint Proxy Statement and at the date of the Special Meetings, may vary as a result of changes in the business operations or prospects of Patterson, market assessments of the likelihood the Merger will be consummated and the timing thereof, general market and economic conditions and other factors. Furthermore, the Exchange Ratio is a fixed ratio in the Merger Agreement. Accordingly, the Exchange Ratio will not be adjusted in the event of an increase or decrease in the market price of either the Patterson Common Stock or the Tucker Common Stock, or both. Patterson and Tucker stockholders should obtain current market quotations for the Patterson Common Stock and the Tucker Common Stock.

POSSIBLE VOLATILITY OF PATTERSON COMMON STOCK PRICE

     The value realized by Tucker stockholders in the Merger will depend upon the market price of Patterson Common Stock, which is subject to fluctuation. The sale price of Patterson Common Stock ranged from a low of $6 per share to a high of $17.25 per share during the 18-month period ended May 31, 1996. Following the Effective Time of the Merger, the market price of Patterson Common Stock may be volatile due to, among other things, the relatively small size of the Patterson stockholder base.

PATTERSON INDEBTEDNESS--CONSEQUENCE OF FAILURE TO SERVICE

     All of Patterson's drilling rigs and certain of its developed oil and gas properties are pledged as collateral for Patterson's indebtedness for borrowed money. This indebtedness, totalling approximately $15,500,000 at May 31, 1996, is recourse indebtedness. Patterson expects to continue to borrow money (if available) from time to time in the future for general corporate purposes, which may include acquisitions of drilling rigs and related equipment, and for oil and gas leasehold acquisition, exploration and development. Any such borrowings would also be recourse indebtedness, collateralized by assets of Patterson. Patterson's ability to repay its indebtedness could be materially adversely affected by a decline in general economic conditions in the oil and gas industry or by unsuccessful results in Patterson's contract drilling or oil and gas activities. The inability of Patterson to meet its debt obligations could result in foreclosure against Patterson and loss of the collateralized assets and/or bankruptcy. In addition, one of the loan agreements relating to this indebtedness contains certain financial covenants, including maintenance of certain financial ratios. Failure to comply with these covenants could result in default, which in turn could cause the loan to be declared immediately due and payable.

NO ANTICIPATED CASH DIVIDENDS

     Following the Merger, Patterson does not anticipate paying cash dividends in the foreseeable future. Currently, the terms of an existing bank line of credit prohibits the payment of dividends by Patterson without the prior written consent of the bank.

RELIANCE ON KEY PATTERSON PERSONNEL

     Except for a 60-day transition period following the Effective Time of the Merger, none of the current key management of Tucker other than its Vice President-Contract Drilling is expected to continue as an officer or employee of Patterson or the Surviving Corporation following the Effective Time of the Merger. Additionally, none of the directors of Tucker will become a director of Patterson. As a result, the ongoing operations of Patterson will continue to be highly dependent upon Patterson's existing directors, executive officers and key employees. The unexpected loss of the services of any of these individuals, particularly Cloyce A. Talbott or A. Glenn Patterson, the Chief Executive Officer and the President of Patterson, respectively, could have a material adverse effect on Patterson. Patterson has no employment agreements with any of its executive officers. Patterson maintains for its benefit keyman insurance on the lives of Messrs. Talbott and Patterson in the amount of $3 million each.

CONCENTRATION OF STOCK OWNERSHIP

     The existing officers and directors of Patterson currently beneficially own approximately 28% of the outstanding shares of Patterson Common Stock. Immediately after the Effective Time, and assuming the issuance of 1,652,106 shares of Patterson Common Stock upon consummation of the Merger, these persons will beneficially own approximately 19% of the then outstanding shares of Patterson's Common Stock. As a result, such persons will have the ability to exercise significant influence over the combined companies' direction and to significantly influence the outcome of corporate actions requiring stockholder approval. This concentration of ownership may have the effect of delaying or preventing a change of control of Patterson.

PROVISIONS HAVING POSSIBLE ANTI-TAKEOVER EFFECT

     Patterson's Certificate of Incorporation and Bylaws contain certain provisions that could discourage potential takeover attempts and make more difficult attempts by stockholders to change management. These provisions include: (i) a special meeting of stockholders may be called only by the Board of Directors, the Chief Executive Officer, the President or the holders of a majority of the outstanding stock entitled to vote at such special meeting; (ii) a stockholder action may be taken only at an annual or special meeting and not by written consent of the stockholders; (iii) advance notice is required for stockholder proposals and director nominations; and (iv) the authorization of unissued "blank check" preferred stock. In addition, Patterson is subject to
Section 203 of the Delaware General Corporation Law which regulates transactions with certain stockholders owning 15% or more of a Delaware corporation's capital stock. See "Description of Patterson Capital Stock--Certain Provisions Affecting Patterson Stockholders."

                                  INTRODUCTION

     This Prospectus/Joint Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of Patterson for use at the Patterson Special Meeting to be held on July 30, 1996. This Prospectus/Joint Proxy Statement is also being furnished in connection with the solicitation of proxies by the Board of Directors of Tucker for use at the Tucker Special Meeting to be held on July 30, 1996. This Prospectus/Joint Proxy Statement also serves as a prospectus for the Patterson Common Stock which will be issued in the Merger.

     All information contained in this Prospectus/Joint Proxy Statement relating to Patterson has been furnished by Patterson, and Tucker is relying upon the accuracy of that information. All information contained in this Prospectus/Joint Proxy Statement relating to Tucker has been furnished by Tucker, and Patterson is relying on the accuracy of that information.

                         THE PATTERSON SPECIAL MEETING

DATE, TIME AND PLACE

     The Patterson Special Meeting will be held on July 30, 1996, at 11:00 a.m., local time, at 3000 Thanksgiving Tower, 1601 Elm Street, Dallas Texas.

PURPOSE

     At the Patterson Special Meeting, holders of shares of Patterson Common Stock will consider and vote upon proposals to (i) approve an amendment to Patterson's Certificate of Incorporation to increase the number of authorized shares of Patterson Common Stock from 5,000,000 shares to 9,000,000 shares (referred to herein as the "Charter Amendment"), and (ii) approve, as required by the Nasdaq National Market, the issuance of shares of Patterson Common Stock in connection with the Merger Agreement (referred to herein as the "Stock Issuance"), including the issuance of shares of Patterson Common Stock in the Merger and the reservation of shares of Patterson Common Stock for issuance upon exercise of the Tucker Stock Options which, following the Merger, will constitute options to purchase Patterson Common Stock upon the terms set forth in the governing stock option plans and the Merger Agreement. Holders of shares of Patterson Common Stock entitled to vote also will consider and vote upon any other matter that may properly come before the Patterson Special Meeting or any adjournments or postponements thereof.

RECORD DATE; SHARES ENTITLED TO VOTE

     The close of business on the Patterson Record Date (June 20, 1996) has been fixed by the Board of Directors of Patterson as the record date for the determination of holders of shares of Patterson Common Stock entitled to notice of and to vote at the Patterson Special Meeting. At the close of business on the Patterson Record Date, there were 3,194,951 shares of Patterson Common Stock issued and outstanding and held by 69 holders of record. Holders of record of Patterson Common Stock on the Patterson Record Date are entitled to one vote per share.

QUORUM

     A majority of the outstanding shares of Patterson Common Stock entitled to vote must be present in person or by proxy at the Patterson Special Meeting in order for a quorum to be present. Shares of Patterson Common Stock represented by proxies which are marked "abstain" or which are not marked as to any particular matter or matters will be counted as shares present for purposes of determining the presence of a quorum on all matters. Proxies relating to "street name" shares that are voted by brokers will be counted as shares present for purposes of determining the presence of a quorum on all matters, but will not be treated as shares having voted at the Patterson Special Meeting as to any proposal as to which authority to vote is withheld by the brokers.

     In the event a quorum is not present in person or by proxy at the Patterson Special Meeting, the Patterson Special Meeting is expected to be adjourned or postponed.

VOTE REQUIRED

     The affirmative vote of the holders of a majority of the outstanding shares of Patterson Common Stock is required to approve the Charter Amendment. The affirmative vote of the holders of a majority of the outstanding shares of Patterson Common Stock present, in person or by proxy, and entitled to vote at the Patterson Special Meeting is required to approve the Stock Issuance.

     Abstentions will be counted as shares present for purposes of determining the presence of a quorum on all matters. See "--Quorum." Abstentions will have the effect of votes against the approval of the Charter Amendment and the Stock Issuance. In addition, brokers who hold shares of Patterson Common Stock as nominees will not have discretionary authority to vote such shares in the absence of instructions from the beneficial owners thereof. Votes which are not cast for this reason ("broker non-votes") also will have the effect of a vote against the Charter Amendment. Broker non-votes with respect to the Stock Issuance will not have the effect of a vote for or against the matter.

     As of the Patterson Record Date, the directors and executive offers of Patterson beneficially owned an aggregate of 924,198 shares (approximately 28%) of the outstanding shares of Patterson Common Stock, including 47,760 shares subject to options currently exercisable and options exercisable within 60 days. Each of such directors and executive officers has advised Patterson that he plans to vote or direct the vote of all such shares of Patterson Common Stock entitled to vote in favor of the matters submitted to the stockholders of Patterson at the Patterson Special Meeting.

VOTING OF PROXIES

     Shares represented by all properly executed proxies received in time for the Patterson Special Meeting and which have not been revoked will be voted at such meeting in the manner specified by the holders thereof. PROXIES WHICH DO NOT CONTAIN AN INSTRUCTION TO VOTE FOR OR AGAINST OR TO ABSTAIN FROM VOTING ON A PARTICULAR MATTER DESCRIBED IN THE PROXY WILL BE VOTED IN FAVOR OF SUCH MATTER.

     It is not expected that any matter other than those referred to herein will be brought before the Patterson Special Meeting. If, however, other matters are properly presented, the persons named as proxies will vote in accordance with their judgment with respect to such matters, unless authority to do so is withheld in the proxy.

REVOCABILITY OF PROXIES

     The grant of a proxy on the enclosed Patterson form of proxy does not preclude a Patterson stockholder from voting in person. A Patterson stockholder may revoke a proxy at any time prior to its exercise by submitting a later dated proxy with respect to the same shares, by filing with the Secretary of Patterson a duly executed revocation, or by voting in person at the Patterson Special Meeting. Attendance at the Patterson Special Meeting will not in and of itself constitute a revocation of a proxy.

NO APPRAISAL RIGHTS

     Under Delaware law, Patterson's stockholders will not be entitled to any appraisal or dissenter's rights with regard to the Charter Amendment or the Stock Issuance or otherwise in connection with the Merger.

SOLICITATION OF PROXIES

     Subject to the Merger Agreement, Patterson will bear the cost of the solicitation of proxies from the Patterson stockholders. In addition to solicitation by mail, the directors, officers and employees of Patterson may solicit proxies from the Patterson stockholders by telephone or telegram or in person. The Patterson directors, officers and employees will not be additionally compensated for such solicitation but may be reimbursed for out-of-pocket expenses in connection therewith. Arrangements also will be made with brokerage houses and other custodians, nominees and fiduciaries for the forwarding of solicitation material to the beneficial owners of shares held of record by such persons, and Patterson will reimburse such custodians, nominees and fiduciaries for their reasonable out-of-pocket expenses in connection therewith.

     HOLDERS OF PATTERSON COMMON STOCK SHOULD NOT SEND STOCK CERTIFICATES WITH THEIR PROXY CARDS.

                           THE TUCKER SPECIAL MEETING

DATE, TIME AND PLACE

     The Tucker Special Meeting will be held on July 30, 1996, at 10:00 a.m., local time, at 3000 Thanksgiving Tower, 1601 Elm Street, Dallas, Texas.

PURPOSE

     At the Tucker Special Meeting, holders of shares of Tucker Common Stock will consider and vote upon a proposal to approve and adopt the Merger Agreement and the Merger. Holders of shares of Tucker Common Stock entitled to vote also will consider and vote upon any other matter that may properly come before the Tucker Special Meeting or any adjournments or postponements thereof.

RECORD DATE; SHARES ENTITLED TO VOTE

     The close of business on the Tucker Record Date (June 20, 1996) has been fixed by the Board of Directors of Tucker as the record date for the determination of holders of shares of Tucker Common Stock entitled to notice of and to vote at the Tucker Special Meeting. At the close of business on the Tucker Record Date, there were 2,104,076 shares of Tucker Common Stock issued and outstanding and held by 423 holders of record. Holders of record of Tucker Common Stock on the Tucker Record Date are entitled to one vote per share.

QUORUM

     A majority of the outstanding shares of Tucker Common Stock entitled to vote must be present in person or by proxy at the Tucker Special Meeting in order for a quorum to be present. Shares of Tucker Common Stock represented by proxies which are marked "abstain" or which are not marked as to any particular matter or matters will be counted as shares present for purposes of determining the presence of a quorum on all matters. Proxies relating to "street name" shares that are voted by brokers will be counted as shares present for purposes of determining the presence of a quorum on all matters, but will not be treated as shares having voted at the Tucker Special Meeting as to any proposal as to which authority to vote is withheld by the brokers.

     In the event a quorum is not present in person or by proxy at the Tucker Special Meeting, the Tucker Special Meeting is expected to be adjourned or postponed.

VOTE REQUIRED

     The affirmative vote of the holders of a majority of the outstanding shares of Tucker Common Stock is required to approve and adopt the Merger Agreement.

     Abstentions will be counted as shares present for purposes of determining the presence of a quorum on all matters. See "--Quorum." Abstentions will have the effect of votes against the approval and adoption of the Merger Agreement, the Merger and the other transactions contemplated by the Merger Agreement. In addition, brokers who hold shares of Tucker Common Stock as nominees will not have discretionary authority to vote such shares in the absence of instructions from the beneficial owners thereof. Broker non-votes also will have the effect of a vote against the approval and adoption of the Merger Agreement, the Merger and the other transactions contemplated by the Merger Agreement.

     As of the Tucker Record Date, the directors and executive officers of Tucker beneficially owned an aggregate of 231,741 shares (approximately 11%) of the outstanding Tucker Common Stock, including 81,500 shares subject to options, all of which are fully vested and currently exercisable. Each of such directors and executive officers has advised Tucker that he plans to vote or direct the vote of all such shares of Tucker Common Stock entitled to vote in favor of the approval and adoption of the Merger Agreement, the Merger and the other transactions contemplated by the Merger Agreement.

VOTING OF PROXIES

     Shares represented by all properly executed proxies received in time for the Tucker Special Meeting and which have not been revoked will be voted at such meeting in the manner specified by the holders thereof. PROXIES WHICH DO NOT CONTAIN AN INSTRUCTION TO VOTE FOR OR AGAINST OR TO ABSTAIN FROM VOTING ON THE APPROVAL AND ADOPTION OF THE MERGER AGREEMENT, THE MERGER AND THE OTHER TRANSACTIONS CONTEMPLATED BY THE MERGER AGREEMENT WILL BE VOTED IN FAVOR OF THE APPROVAL AND ADOPTION OF THE MERGER AGREEMENT, THE MERGER AND THE OTHER TRANSACTIONS CONTEMPLATED BY THE MERGER AGREEMENT.

     It is not expected that any matter other than those referred to herein will be brought before the Tucker Special Meeting. If, however, other matters are properly presented, the persons named as proxies will vote in accordance with their judgment with respect to such matters, unless authority to do so is withheld in the proxy.

REVOCABILITY OF PROXIES

     The grant of a proxy on the enclosed Tucker form of proxy does not preclude a Tucker stockholder from voting in person. A Tucker stockholder may revoke a proxy at any time prior to its exercise by submitting a later dated proxy with respect to the same shares, by filing with the Secretary of Tucker a duly executed revocation, or by voting in person at the Tucker Special Meeting. Attendance at the Tucker Special Meeting will not in and of itself constitute a revocation of a proxy.

NO APPRAISAL RIGHTS

     Under Delaware law, Tucker stockholders will not be entitled to any appraisal or dissenter's rights in connection with the Merger.

SOLICITATION OF PROXIES

     Subject to the Merger Agreement, Tucker will bear the cost of the solicitation of proxies from the Tucker stockholders. In addition to solicitation by mail, the directors, officers and employees of Tucker may solicit proxies from the Tucker stockholders by telephone or telegram or in person. The Tucker directors, officers and employees will not be additionally compensated for such solicitation but may be reimbursed for out-of-pocket expenses in connection therewith. Arrangements also will be made with brokerage houses and other custodians, nominees and fiduciaries for the forwarding of solicitation material to the beneficial owners of shares held of record by such persons, and Tucker will reimburse such custodians, nominees and fiduciaries for their reasonable out-of-pocket expenses in connection therewith.

     Georgeson & Company, Inc. will assist in the solicitation of proxies by Tucker for fees of $7,500, plus reimbursement of out-of-pocket expenses.

     HOLDERS OF TUCKER COMMON STOCK SHOULD NOT SEND STOCK CERTIFICATES WITH THEIR PROXY CARDS.

                    BACKGROUND OF AND REASONS FOR THE MERGER

BACKGROUND OF THE MERGER

     In June 1995, the Tucker Board of Directors, in view of the significant increase in Tucker's cash balances and the improved outlook for contract drilling, authorized Tucker's management to evaluate alternatives for enhancing stockholder value. Management engaged Arthur Andersen LLP ("Arthur Andersen") to assist it in this evaluation. Based on Arthur Andersen's analysis of alternatives, Tucker's management determined to pursue one or more acquisitions of contract drilling companies. Management and Arthur Andersen identified and Arthur Andersen contacted 16 privately owned contract drilling companies. Tucker entered into confidentiality agreements with five of these drilling companies and during October and November of 1995 conducted significant due diligence on two of the companies. An offer was made to purchase one of these two companies but was rejected and discussions were terminated.

     On December 26, 1995, a Tucker stockholder contacted Cloyce Talbott, the Chairman of the Board and Chief Executive Officer of Patterson, to inquire whether Patterson would be interested in acquiring Tucker. Mr. Talbott indicated that Patterson would be interested.

     The Tucker stockholder then contacted Larry Tucker, the Chairman of the Board, President and Chief Executive Officer of Tucker, and inquired if Tucker would be interested in being acquired by Patterson in an exchange of stock transaction. Management of Tucker had begun to doubt the viability of its search for acquisition candidates and whether such an acquisition would have the desired effect on stockholder value. Mr. Tucker indicated to the stockholder that Tucker might be interested in discussing a possible combination with Patterson. Mr. Tucker indicated that he would discuss the telephone inquiry with other senior officers of Tucker and then contact Mr. Talbott. After conferring with the other senior officers of Tucker, Mr. Tucker contacted Mr. Talbott and indicated an interest in discussing a business combination with Patterson.

     On December 27, 1995, A. Glenn Patterson, the President and Chief Operating Officer and a director of Patterson, contacted Larry Tucker, and Mr. Tucker and Mr. Patterson then met in Robert Lee, Texas on the same date for a general discussion of the benefits of combining the companies. Following this meeting, Mr. Tucker contacted Mr. Talbott and arranged to meet Mr. Talbott in Snyder, Texas to further discuss a business combination.

     On December 29, 1995, Larry Tucker, Mark Tucker (the Vice President-Land and a director of Tucker), Charles B. Middlekauf (the Executive Vice President and Chief Financial Officer and a director of Tucker) and Ron Scandolari (the Vice President-Contract Drilling of Tucker) met with Cloyce Talbott, Glenn Patterson and James Brown, the Vice President-Finance and the Chief Financial Officer of Patterson, at the offices of Patterson in Snyder, Texas. At the meeting, Mr. Talbott proposed that Patterson acquire Tucker in a tax-free stock for stock exchange based upon then current per share market prices of Patterson Common Stock and Tucker Common Stock. Those present at the meeting then discussed the businesses of both Patterson and Tucker and the benefits of combining the two companies. At the conclusion of the discussion, Larry Tucker indicated that Tucker was interested in further pursuing a merger of Tucker into Patterson but not based upon then current per share market prices and not at the present time because of other potential business transactions being considered by Tucker and that Tucker desired to continue discussions in March 1996.

     Larry Tucker then advised members of the Tucker Board of Directors of the discussions with Patterson on December 29, 1995 and called a meeting of the Board of Directors, which was held on January 3, 1996. All directors of Tucker were present in person or by conference telephone. A full and detailed discussion of the possible merger with Patterson ensued. Larry Tucker proposed that negotiations with Patterson should be pursued at that time. The Board of Directors, after a full and detailed discussion, then unanimously approved responding to Patterson that the Board would consider a merger with Patterson on the basis that Tucker stockholders would receive Patterson Common Stock having a market value immediately prior to the merger of $10.50 per share of Tucker Common Stock. The proposal was orally communicated to Cloyce Talbott by Larry Tucker in a telephone conference on January 3, 1996. Mr. Talbott stated that he would consider the proposal and give Mr. Tucker a prompt response.

     On January 4, 1996, Mr. Talbott contacted Mr. Tucker and rejected the $10.50 per share proposal, but proposed a merger of Tucker and Patterson on the basis of Tucker stockholders receiving 0.68 of a share of Patterson Common Stock for each issued and outstanding share of Tucker Common Stock, Patterson paying all amounts due under all severance pay agreements with Tucker officers, or, alternatively at Tucker's option, in the event all severance pay agreements with Tucker officers were terminated before a merger, then all Tucker stockholders would receive in the merger 0.73 of a share of Patterson Common Stock for each share of Tucker Common Stock.

     On January 4, 1996, Mr. Tucker discussed the proposal of Patterson with the senior officers and the directors of Tucker and a decision was made to reject the Patterson proposal and to communicate the rejection of the proposal to Cloyce Talbott. On January 5, 1996, Larry Tucker communicated the decision to Cloyce Talbott and terminated all proposed merger discussions.

     On January 8, 1996, the Tucker Board of Directors unanimously voted to immediately engage an investment banking firm to continue to analyze strategic alternatives of Tucker and recommend possible courses of action to enhance stockholder value. The Tucker Board of Directors met with three potential financial advisors. On January 12, 1996, all of the members of the Board of Directors met in Dallas with officers of Rauscher Pierce to discuss the engagement of that firm to act as financial advisor to the Tucker Board of Directors. On January 13, 1996, the Board of Directors authorized the engagement of Rauscher Pierce as financial advisor.

     On January 15, 1996, Tucker formally engaged Rauscher Pierce as financial advisor and issued a press release on January 18, 1996 announcing the engagement of Rauscher Pierce to evaluate strategic alternatives for enhancing stockholder value, including, but not limited to, acquisitions or a sale or merger. Thereafter, Rauscher Pierce made its analysis of strategic alternatives and submitted its recommendation to the Board of Directors. Based upon that recommendation and studies of the officers and directors, the Board of Directors authorized Rauscher Pierce to establish a list of contacts which might be interested in a business combination with Tucker. After reviewing the prospects, Rauscher Pierce was authorized to contact the candidates recommended by it and approved by the senior officers of Tucker and solicit confidential and preliminary indications of interest in a business combination with Tucker.

     Indications of interest were received by February 27, 1996 by Rauscher Pierce from four interested bidders, including Patterson. During March, the four bidders performed such due diligence with respect to Tucker as they deemed necessary. On or about March 28, 1996, final bid proposals were received from three parties and thereafter analyzed by officers of Tucker and Rauscher Pierce. On April 2, 1996, Rauscher Pierce presented to the Tucker Board of Directors the proposals, the analysis of the proposals and the recommendation of Rauscher Pierce to commence merger negotiations with Patterson. The Tucker Board of Directors, by unanimous vote of all directors present, resolved to proceed to negotiate an agreement with Patterson. During the next three weeks, Tucker management, representatives of Rauscher Pierce and Tucker's legal counsel met with Patterson management and its financial advisors and legal counsel to negotiate a definitive merger agreement. On April 17, 1996, Tucker and Patterson issued a joint press release announcing that they were engaged in negotiations regarding a transaction whereby Patterson would acquire Tucker in a stock-for-stock merger. On April 22, 1996, the substantially final Merger Agreement among Tucker, Patterson and Sub was reviewed and discussed in detail at a meeting of the Tucker Board of Directors. All directors were present in person and legal counsel was present and Rauscher Pierce gave its presentation and recommendation with respect to the proposed merger with Patterson and delivered to the Tucker Board of Directors its written opinion that the Merger was fair to the stockholders of Tucker from a financial point of view. Thereupon, the Board of Directors (with Larry Tucker presiding and all directors present in person and voting) unanimously approved the merger with Patterson and the terms and conditions of the Merger Agreement, unanimously determined the Merger was fair to and advisable and in the best interests of Tucker and its stockholders and authorized Larry Tucker to execute and deliver the Merger Agreement. An amendment to the Merger Agreement was authorized and executed May 16, 1996 and on such date the Tucker Board of Directors reaffirmed its conclusions and recommendation of April 22, 1996.

PATTERSON'S REASONS FOR THE MERGER; RECOMMENDATION OF PATTERSON BOARD OF
DIRECTORS

     At a meeting held on April 21, 1996, the Patterson Board of Directors determined by unanimous vote that the terms of the Merger are fair to and advisable and in the best interests of Patterson and its stockholders and approved the Merger Agreement, the Charter Amendment and the Stock Issuance.

     In reaching its determination the Board of Directors of Patterson considered with the assistance of Patterson management and its legal and financial advisors the following factors, among others:

     (i) The complementary nature of Patterson's and Tucker's respective businesses, assets and strategic objectives;

     (ii) Information concerning the historical financial performance and condition, business operations and prospects of Patterson and Tucker as separate entities and on a combined basis;

     (iii) Projected operating efficiencies that should result from the Merger, including the enhanced utilization of Tucker's drilling rigs, the integration of office facilities and other support functions and the combined purchasing power of the two companies;

     (iv) Recent and prior market prices of Patterson Common Stock and Tucker Common Stock;

     (v) The terms of the Merger and the Merger Agreement, including the Exchange Ratio, the structure and the anticipated accounting and federal income tax treatments;

     (vi) The recommendations of Patterson's management, including the management members of the Patterson Board of Directors;

     (vii) The analyses of Patterson's financial advisors, including the respective opinions of TM Capital and Gilford Securities described below in this Section as to the fairness of the consideration to be paid in the Merger and the Exchange Ratio from a financial point of view;

     (viii) The increase in the number of shares of Patterson Common Stock that would be held by public stockholders after the Merger and the impact thereof on liquidity for holders of Patterson Common Stock;

     (ix) The strategic fit between Patterson and Tucker, particularly in the Permian and Hardeman Basins of West Texas; and

     (x) Examination of pro forma combined historical financial information of Patterson and Tucker with regard to debt to equity ratio, book value per share, net income per share and net cash flow per share and of projections of combined operating results with regard to net income per share and net cash flow per share.

     The Patterson Board of Directors believes that the Merger will result in a combined entity with stronger financial resources that will provide it with the increased ability to compete more effectively, particularly in respect of its contract drilling operations in West Texas.

     The Patterson Board of Directors has determined that the consummation of the Merger is in the best interests of Patterson and its stockholders. The Patterson Board of Directors believes that the combination is a continuation of Patterson's objective of expansion of its onshore drilling rig fleet and should help consolidate the highly fragmented onshore drilling industry. Following the Merger, the addition of Tucker's 13 drilling rigs will increase the size of Patterson's fleet to a total of 40 drilling rigs. The Merger will also enhance Patterson's balance sheet and provide Patterson with increased flexibility and liquidity. The Patterson Board of Directors believes that the expansion of Patterson's onshore drilling fleet, the enhancement of Patterson's balance sheet and the possible positive impact on Patterson's earnings that could result from any consolidation savings realized in the Merger will enhance Patterson's long-term growth potential.

     After consideration of all of those factors and without assigning weight to any specific factor, the Patterson Board of Directors determined that the Merger was fair to and advisable and in the best interests of Patterson and its stockholders.

     THE BOARD OF DIRECTORS OF PATTERSON UNANIMOUSLY RECOMMENDS THAT PATTERSON STOCKHOLDERS VOTE IN FAVOR OF THE CHARTER AMENDMENT AND THE STOCK ISSUANCE.

TUCKER'S REASONS FOR THE MERGER; RECOMMENDATION OF TUCKER BOARD OF DIRECTORS

     At a meeting held on April 22, 1996, the Tucker Board of Directors unanimously determined that the Merger was fair to and advisable and in the best interests of Tucker and its stockholders and approved the Merger Agreement. See "Terms of the Merger--Interests of Certain Persons in the Merger." In reaching its conclusion to approve the Merger Agreement as originally executed and to recommend adoption of the Merger Agreement by the Tucker stockholders, the Tucker Board of Directors considered a number of factors, including, without limitation, the following:

     (i) the arm's length negotiations with Patterson, which resulted in the agreement by Patterson to acquire all outstanding Tucker Common Stock in exchange for Patterson Common Stock, at approximately a 49.3% premium over the closing price for the Tucker Common Stock on December 18, 1995, one month prior to the announcement of Tucker's engagement of Rauscher Pierce;

     (ii) the process of soliciting indications of interest for the acquisition of Tucker, comparing offers made by interested parties and determining that the Merger was the best available alternative;

     (iii) the historical and current financial conditions, results of operations, prospects and businesses of Tucker and Patterson before and after giving effect to the Merger;

     (iv) current market conditions, historical market prices and trading information for both the Tucker Common Stock and the Patterson Common Stock;

     (v) the structure of the Merger, which provides that the Tucker stockholders will initially maintain a continuing equity interest in the combined companies that is more liquid than their interests in the Tucker Common Stock;

     (vi) the expectation that the Merger will afford the Tucker stockholders the opportunity to receive Patterson Common Stock in a tax-free transaction;

     (vii) the opinion of Rauscher Pierce that, as of the date of the Merger Agreement, the consideration to be received by the Tucker stockholders in the Merger was fair to such stockholders from a financial point of view (in considering the opinion of Rauscher Pierce, the Tucker Board of Directors took into account, among other things, the terms of Rauscher Pierce's engagement by Tucker and the fees payable to Rauscher Pierce thereunder; see "--Opinion of Financial Advisors--Tucker"); and

     (viii) the expectation that the complementary businesses of Tucker and Patterson will provide significant growth opportunities after consummation of the Merger.

     In view of the wide variety of factors considered in connection with its evaluation of the Merger Agreement, the Tucker Board of Directors did not find it practicable to, and did not, quantify or otherwise attempt to assign relative weights to specific factors considered in reaching its determinations.

     THE TUCKER BOARD OF DIRECTORS BELIEVES THAT THE MERGER IS FAIR TO AND ADVISABLE AND IN THE BEST INTERESTS OF TUCKER AND ITS STOCKHOLDERS AND UNANIMOUSLY RECOMMENDS THAT THE TUCKER STOCKHOLDERS VOTE FOR THE MERGER.

OPINIONS OF FINANCIAL ADVISORS

  PATTERSON

     TM Capital and Gilford Securities (collectively, the "Patterson Financial Advisors") delivered their respective oral opinions to the Patterson Board of Directors on April 21, 1996, and their respective written opinions on April 22, 1996 and on the date of this Prospectus/Joint Proxy Statement in each case that, as of each of those dates, the consideration to be paid by Patterson pursuant to the Merger Agreement and the Exchange Ratio are fair to Patterson and its stockholders from a financial point of view. The Patterson Financial Advisors' opinions relate only to the consideration to be paid by Patterson pursuant to the Merger Agreement and the Exchange Ratio and do not constitute a recommendation to any stockholder of Patterson as to how such stockholder should vote at the Patterson Special Meeting. In rendering their opinions, the Patterson Financial Advisors have assumed and relied upon Patterson's ability to use the pooling of interests accounting method in connection with the Merger. The full text of the respective written opinions of the Patterson Financial Advisors, dated the date of this Prospectus/Joint Proxy Statement, which set forth the assumptions made, the matters considered and the limitations of the review undertaken in rendering such opinions, are attached as Annex II to this Prospectus/Joint Proxy Statement and are incorporated herein by reference. Stockholders are encouraged to read the respective opinions in their entirety.

     As set forth in their opinions, the Patterson Financial Advisors relied on the accuracy and completeness of publicly available information and such other information provided to them regarding Patterson and Tucker, including the views of management of Patterson and Tucker, and have not assumed any responsibility for the independent verification of such information. The Patterson Financial Advisors further relied upon the assurance of management of Patterson and Tucker that they were unaware of any facts that would make such information incomplete or misleading. In arriving at their opinions, the Patterson Financial Advisors did not perform nor obtain any independent evaluation or appraisal of the assets of Patterson or Tucker. The Patterson Financial Advisors' opinions are necessarily based on the economic, market and other conditions existing on the date of the opinions.

     In rendering their respective opinions, the Patterson Financial Advisors, among other things: (i) reviewed this Prospectus/Joint Proxy Statement, including the Merger Agreement attached hereto as Annex I; (ii) reviewed publicly available information relating to both Patterson and Tucker, including Patterson's annual reports on Form 10-KSB and annual reports to stockholders for the three fiscal years ended December 31, 1995, the Patterson First Quarter 1996 Form 10-Q and the prospectus for the initial public offering of Patterson dated November 2, 1993, and Tucker's annual reports on Form 10-KSB and annual reports to stockholders for the five fiscal years ended March 31, 1996; (iii) discussed with senior management of both Patterson and Tucker the companies' historical and current operations, financial condition and future prospects and reviewed certain internal financial information, business plans and forecasts prepared by their respective managements; (iv) visited the headquarters, as well as certain rig sites, of both Patterson and Tucker; (v) reviewed the historical market prices and trading volumes of both the Patterson Common Stock and Tucker Common Stock; (vi) reviewed certain financial and market data for both Patterson and Tucker and compared such information with similar information for certain publicly traded companies which the Patterson Financial Advisors deemed comparable; (vii) reviewed the financial terms of certain mergers and acquisitions of businesses which the Patterson Financial Advisors deemed comparable; (viii) analyzed the pro forma contributions of Patterson and Tucker to the combined business; and (ix) performed such other analyses and investigations and considered such other factors as the Patterson Financial Advisors deemed appropriate.

     In rendering their opinions and making their presentation to the Patterson Board of Directors, the Patterson Financial Advisors discussed various financial analyses and certain other factors they deemed relevant in rendering their opinions, which are summarized below. The summary set forth below relates to the presentation made to the Patterson Board of Directors on April 21, 1996, and does not purport to be a complete description of the Patterson Financial Advisors' analyses performed and the assumptions made by the Patterson Financial Advisors in reaching their respective opinions.

     The Patterson Financial Advisors considered the financial and stock market performance of a group of selected publicly traded companies, and reviewed selected recent transactions involving mergers and acquisitions of companies deemed reasonably comparable to Patterson and Tucker. The companies and transactions analyzed were deemed by the Patterson Financial Advisors to be reasonably comparable in certain relevant aspects to Patterson and Tucker for the purpose of this analysis. However, an analysis of these results is not mathematical; rather it involves complex considerations and judgments concerning differences in financial and operating characteristics of the comparable companies and transactions and other factors that could affect the valuation of the companies to which they are being compared.

     ANALYSIS OF SELECTED PUBLICLY TRADED COMPARABLE COMPANIES. The Patterson Financial Advisors compared selected historical operating financials and financial ratios for Patterson and Tucker with similar data as well as stock market data for a group of selected publicly traded companies (the "Public Comparables"). The Public Comparables included: DI Industries, Inc.; Nabors Industries, Inc.; Parker Drilling Company, TMBR/Sharp Drilling, Inc.; and UTI Energy Corp. The Patterson Financial Advisors considered these companies to be reasonably similar to Patterson and Tucker because they compete in the same general industry.

     For the Public Comparables, the Patterson Financial Advisors calculated the multiples of market capitalization and debt-free market value for a variety of financial parameters including total revenues, earnings before interest expense, income taxes, depreciation, depletion and amortization ("EBITDA"), operating income, net income and net cash flow for the latest twelve months ("LTM") and the three most recent fiscal years, and book value as of the end of the latest fiscal quarter. The analysis of the Public Comparables (excluding certain companies where multiples were not considered meaningful because the denominator was negative or minimal or where information regarding that statistic was not available) yielded the following ranges of debt-free market value multiples of LTM and the average of LTM and latest three fiscal years (such average being referred to herein as the "Historical") total revenues, EBITDA and operating income. With respect to debt-free market value multiples of total revenues, the range was from 0.6x to 2.5x for LTM total revenues and 0.8x to 2.9x for Historical total revenues; the Merger (in all cases based upon the Exchange Ratio and the closing price of Patterson Common Stock as of April 12, 1996 of $14.125) results in multiples of 0.7x LTM total revenues and 0.7x Historical total revenues. With respect to debt-free market value multiples of EBITDA, the range was from 8.4x to 16.0x for LTM EBITDA and 12.8x to 24.8x for Historical EBITDA; the Merger results in 4.8x LTM EBITDA and 5.4x Historical EBITDA. With respect to debt-free market value multiples of operating income, the range was from 13.7x to 22.2x for LTM operating income and 22.6x to 27.8x for Historical operating income; the Merger results in 16.5x LTM operating income and 39.4x Historical operating income. The analysis of this group of companies yielded a range of market capitalization multiplies of 17.5x to 59.6x for LTM net income and 30.0x to 30.3x for Historical net income; the Merger results in 16.9x LTM net income and 32.9x Historical net income. With respect to market capitalization multiples of net cash flow, the range was from 8.9x to 15.6x for LTM net cash flow and 7.4x to 29.7x for Historical net cash flow; the Merger results in 6.3x LTM net cash flow and 7.3x Historical net cash flow. The analysis of these companies also resulted in market capitalization multiples of 14.3x to 59.6x for current fiscal year forecast net income. The market capitalization multiple of next fiscal year forecast net income was available for only one of the Public Comparables. The multiple for that Public Comparable is 17.9x. The Merger results in 16.0x current fiscal year forecast net income and 16.9x for next fiscal year forecast net income. The analysis of this group of companies yielded a range of market capitalization multiples of book value per share as of the latest fiscal quarter of 1.8x to 3.8x; the Merger results in a multiple of 1.3x.

     ANALYSIS OF SELECTED MERGERS AND ACQUISITIONS. The Patterson Financial Advisors also reviewed certain mergers and acquisitions of businesses (the "Merger Comparables") in the contract oil and gas drilling services industry over the past three years. The Patterson Financial Advisors reviewed recent transactions involving the purchase of at least a majority interest in the following businesses: Sundowner Offshore Services, Inc.; Chiles Offshore Corporation; DI Industries, Inc.; Service Fracturing Company; UTI Energy Corp.; and FWA Drilling Company. These six transactions were selected by the Patterson Financial Advisors because their services, markets and/or customers are broadly similar to those of Tucker.

     For the Merger Comparables, the Patterson Financial Advisors calculated the multiples of acquisition price and debt-free acquisition price for a variety of financial parameters, including total revenues, EBITDA, operating income, net income and net cash flow for the LTM and the three most recent fiscal years, and book value as of the end of the latest fiscal quarter. The analysis of Merger Comparables (excluding certain companies where multiples were not considered meaningful because the denominator was negative or minimal or where information regarding that statistic was not available) yielded the following ranges of debt-free acquisition price multiples of LTM and Historical total revenues, EBITDA, and operating income. With respect to the debt-free acquisition price multiple of total revenues, the range was from 0.3x to 2.0x for LTM total revenues and from 0.2x to 2.6x for Historical total revenues; the Tucker multiple was 0.7x LTM total revenues and 0.7x Historical total revenues. With respect to debt-free acquisition price multiples of EBITDA, the range was from 3.8x to 18.3x for LTM EBITDA and from 4.0x to 17.7x for Historical EBITDA; the Tucker multiple was 4.8x LTM EBITDA and 5.4x Historical EBITDA. With respect to debt-free acquisition price multiples of operating income, the range was from 8.5x to 13.9x for LTM operating income and from 10.3x to 40.1x for Historical operating income; the Tucker multiple was 16.5x LTM operating income and 39.4x Historical operating income. The analysis of this group of mergers yielded a range of acquisition price to net cash flow multiples of 3.7x to 34.5x for the LTM period and 2.6x to 17.7x for the Historical period; the Tucker multiples were 6.3x LTM net cash flow and 7.3x Historical net cash flow. With respect to acquisition price multiples of net income, the range was from 12.8x to 18.9x for LTM net income and from 15.8x to 27.5x for Historical net income; the Tucker multiples were 16.9x LTM net income and 32.9x Historical net income. The analysis of this group of mergers yielded a range of multiples for book value as of the latest fiscal quarter of 0.9x to 2.2x; the Tucker multiple for book value was 1.3x.

     The Patterson Financial Advisors also analyzed the acquisition premiums inherent in the Merger over the prices at which Tucker Common Stock had traded prior to the delivery of the Patterson Financial Advisors' opinion and compared such premiums to those paid in the Merger Comparables. The Merger Comparables yielded a range of premiums of (28.0%) to 58.3% and (30.0%) to 45.4% relative to the target companies' stock price one day and one month prior to the announcement of such transaction, respectively; the Merger results in premiums of 0.7% and 13.0% over the price at which Tucker Common Stock traded one day and one month prior to April 12, 1996, respectively.

     STOCK TRADING HISTORY. The Patterson Financial Advisors examined the historical price and trading volume of the shares of Patterson Common Stock and Tucker Common Stock. The Patterson Financial Advisors also compared the share price performance of Patterson and Tucker to an index of the Public Comparables and the S&P 500.

     DISCOUNTED CASH FLOW ANALYSIS. The Patterson Financial Advisors also analyzed, through the use of a discounted cash flow analysis, the present value of the future unleveraged after-tax cash flow streams that Tucker could produce over a five-year period if Tucker performed in accordance with forecasts and other information provided by management. After-tax cash flow was calculated by taking projected operating income, adding depreciation, depletion and amortization and other non-cash items and then subtracting income taxes, increases in working capital and capital expenditures. The Patterson Financial Advisors estimated the terminal value for Tucker at the end of the five-year period by applying a range of multiples to the terminal-year EBITDA. In performing this analysis, the Patterson Financial Advisors utilized discount rates ranging from 12.5% to 17.5% and EBITDA multiples ranging from 5.0x to 7.0x which resulted in common equity values for Tucker ranging from $23.3 million to $33.2 million; the Merger results in a common equity value of $21.7 million.

     PRO FORMA MERGER ANALYSIS. The Patterson Financial Advisors reviewed certain pro forma effects which could result from the Merger. This review included pro forma combined balance sheet data as of December 31, 1995 and pro forma combined income statements for the latest twelve months ended December 31, 1995 and the projected twelve month period; the latter adjusted to reflect projected operating synergies from the Merger. The pro forma analyses assumed Patterson's ability to use the pooling of interests accounting method in connection with the Merger. In each case, the analysis assumes the Merger had been completed at the commencement of each period. This data indicated increased book value for Patterson on a pro forma combined basis as of December 31, 1995 of $1.37 per share and increased earnings per share for Patterson on a pro forma combined basis of $0.06 and $0.24 for the latest twelve months ended December 31, 1995 and the projected twelve month period, respectively.

     PRO FORMA CONTRIBUTION ANALYSIS. The Patterson Financial Advisors reviewed the pro forma contributions of certain historical and projected operating information and certain historical balance sheet information of Patterson and Tucker to the combined business as it compared to the pro forma contribution of the market value of common stock and the debt-free market value of the proposed Merger. This review included an analysis of operating data, including total revenues, gross profit, EBITDA, operating income, net income and net cash flow for the LTM period ended December 31, 1995 and the projected twelve month period for both Patterson and Tucker. In the LTM period, the operating data pro forma contributions by Tucker ranged from 26.9% to 40.1%. For the projected twelve month period, the operating data pro forma contributions by Tucker ranged from 28.9% to 50.3%. This review also included an analysis of certain balance sheet data, including cash and equivalents, total assets, total debt, total liabilities and total equity which reflect Patterson's and Tucker's December 31, 1995 balance sheet. The balance sheet pro forma contributions by Tucker ranged from 0.0% to 74.5%. By way of comparison, the pro forma contributions by Tucker of the market value of the Tucker Common Stock and the debt-free market value based on the proposed Merger were 32.6% and 20.6%, respectively.

     PRO FORMA EQUITY OWNERSHIP ANALYSIS. The Patterson Financial Advisors performed an analysis of the Merger which considered various Patterson Common Stock prices above and below the $14.125 Patterson closing share price as of April 12, 1996, and the resulting relative pro forma ownership in the combined company. Based upon the 0.74 fixed Exchange Ratio, ownership by Patterson stockholders and Tucker stockholders at any Patterson share price would be 67.4% and 32.6% of the combined equity, respectively.

     The Patterson Financial Advisors advised the Patterson Board of Directors that in connection with rendering their respective opinions dated the date of this Prospectus/Joint Proxy Statement, they performed procedures to update certain of their analyses made in connection with their respective April 22, 1996 opinions and reviewed the assumptions on which such analyses were based and the factors considered in connection therewith. The Patterson Financial Advisors considered, among other things, Patterson's and Tucker's recent financial performance, including Patterson's results of operations for the quarter ended March 31, 1996 and Tucker's results of operations for the fiscal year ended March 31, 1996.

     In reaching their conclusions, the Patterson Financial Advisors broadly considered all of the above discussed analyses and did not assign specific weights to any analysis. The Patterson Financial Advisors did not consider any single analysis as a threshold measurement for rendering their respective opinions. Ranges of fairness within each analysis and with respect to the consideration to be paid pursuant to the Merger Agreement and the Exchange Ratio were not established. In addition, the Patterson Financial Advisors considered other factors, as discussed above, including historical market and trading volume of Patterson Common Stock and Tucker Common Stock, past and current business prospects and managements' prepared projections. Based on the foregoing, the Patterson Financial Advisors concluded that the consideration to be paid by Patterson pursuant to the Merger Agreement and the Exchange Ratio were within the fair values indicated by the above analyses considered in the aggregate.

     The analysis conducted by the Patterson Financial Advisors in arriving at their respective opinions included numerous macroeconomic, operating and financial assumptions and involved the application of complex methodologies and educated judgment. Such analysis involves complex consideration and judgments concerning differences in financial operating characteristics of the comparable companies and transactions and other factors that could affect the valuations of the companies to which they are being compared. As indicated above, in preparing their respective opinions, the Patterson Financial Advisors relied on the accuracy and the completeness of all information supplied or otherwise made available to them by Patterson and Tucker and assumed, without independent verification, that financial projections had been reasonably prepared and reflected the best currently available estimates and judgments of Patterson's and Tucker's management as to the expected future financial performance of Patterson and Tucker. The Patterson Financial Advisors also made numerous assumptions regarding industry performance, general business and economic conditions and other matters, many of which are beyond the control of Patterson and Tucker. Any estimates incorporated in the analyses performed by the Patterson Financial Advisors are not necessarily indicative of the actual past or future results or values, which may be significantly more or less favorable than such estimates. Estimates of values do not purport to be appraisals and do not necessarily reflect the prices at which companies may be sold in the future.

     Pursuant to a letter agreement dated March 22, 1996, Patterson agreed to pay the Patterson Financial Advisors a retainer fee of $10,000 per month for financial advisory services in connection with the proposed

Merger. Patterson has paid the Patterson Financial Advisors $30,000 in retainer fees to date. In addition, Patterson has paid the Patterson Financial Advisors an opinion fee of $75,000. A financial advisory fee of $100,000 (less any retainer fees paid) will be payable to the Patterson Financial Advisors upon completion of the Merger. Patterson has also agreed to reimburse the Patterson Financial Advisors for their reasonable out-of-pocket expenses, and to indemnify the Patterson Financial Advisors against certain liabilities, including liabilities under federal securities laws.

     In addition, Gilford Securities served as co-managing underwriter of the initial public offering (the "IPO") of Common Stock and Redeemable Warrants by Patterson completed during December 1993. Gilford Securities acts as a market maker with respect to Patterson Common Stock. In addition to shares held in connection with market making activities, as of May 28, 1996, Gilford Securities and its affiliates owned 23,241 shares of Patterson Common Stock and underwriters' warrants to purchase 37,658 shares of Patterson Common Stock. The underwriters' warrants are part of the warrants issued to Gilford Securities as part of its compensation in connection with the IPO. Certain of the shares of the Patterson Common Stock owned by Gilford Securities and its affiliates were acquired upon previous exercise of the underwriters' warrants.

     The Patterson Financial Advisors are investment banking firms engaged on a regular basis to provide a range of investment banking and financial advisory services, including, particularly in the case of TM Capital, the valuation of businesses and their securities in connection with mergers and acquisitions. Patterson selected the Patterson Financial Advisors on the basis of the background, experience and reputation which the two firms offer.

  TUCKER

     The full text of the opinion of Rauscher Pierce, dated the date of this Prospectus/Joint Proxy Statement (the "Rauscher Pierce Opinion"), which sets forth assumptions made, matters considered and limits on the review undertaken, is attached as Annex III to this Prospectus/Joint Proxy Statement. Tucker stockholders are urged to read such opinion in its entirety.

     Tucker retained Rauscher Pierce to provide advice regarding potential mergers, acquisitions or sale of Tucker, to assist if necessary in negotiating a potential transaction, and to render an opinion as to the fairness from a financial point of view to Tucker of the consideration to be paid to Tucker in the event of a merger. Rauscher Pierce was selected to serve as Tucker's financial advisor based on Rauscher Pierce's qualifications, expertise and reputation and its knowledge of the onshore contract drilling industry.

     In connection with the Tucker Board of Director's consideration of the Merger Agreement, Rauscher Pierce delivered a written opinion on April 22, 1996 to the effect that, as of the date of such opinion, based on its review and assumptions and subject to the limitations described therein, the Merger is fair to Tucker stockholders from a financial point of view. Rauscher Pierce subsequently delivered the Rauscher Pierce Opinion to the Tucker Board of Directors to the effect that, as of the date of this Prospectus/Joint Proxy Statement, the Merger is fair to Tucker stockholders from a financial point of view. The Rauscher Pierce Opinion does not constitute a recommendation to any holder of shares of Tucker Common Stock as to how such stockholder should vote with respect to the Merger. The complete text of the Rauscher Pierce Opinion, dated the date of this Prospectus/Joint Proxy Statement, which is substantially identical to the Rauscher Pierce written opinion delivered to the Tucker Board of Directors on April 22, 1996, is attached to this Prospectus/Joint Proxy Statement as Annex III.

     In arriving at its opinion, Rauscher Pierce, among other things: (i) reviewed Tucker's Annual Reports, Forms 10-KSB and related financial information for each of the three fiscal years ended March 31, 1996 and Tucker's Quarterly Reports on Form 10-QSB for the interim periods ended June 30, 1995, September 30, 1995 and December 31, 1995; (ii) reviewed Patterson's Annual Reports, Forms 10-KSB and related financial information for each of the three fiscal years ended December 31, 1995; (iii) reviewed certain information, including historical financial data and financial forecasts, relating to the business, earnings, cash flow, assets and prospects of Tucker and Patterson, furnished to Rauscher Pierce by Tucker and Patterson; (iv) conducted discussions with members of senior management of Tucker and Patterson concerning their respective businesses and prospects; (v) reviewed the current and historical market prices and trading activity for the

Tucker and Patterson Common Stock and compared it with that of certain publicly-traded companies which Rauscher Pierce deemed to be reasonably similar to Tucker and Patterson; (vi) compared the consolidated results of operations of Tucker and Patterson with that of certain companies which Rauscher Pierce deemed to be reasonably similar to Tucker and Patterson respectively; (vii) compared the proposed financial terms of the transactions contemplated by the Merger Agreement with the financial terms of certain other mergers and acquisitions which Rauscher Pierce deemed to be relevant; (viii) considered the pro forma effect of the Merger on Tucker's capitalization ratios and earnings and cash flow per share; (ix) reviewed the Merger Agreement dated April 22, 1996; and (x) reviewed such other financial studies and analyses and performed such other investigations and took into account such other matters as Rauscher Pierce deemed necessary.

     In preparing its various analyses, Rauscher Pierce used certain financial forecasts furnished by Tucker and Patterson. The Tucker financial forecasts assume revenues decrease 25.0% in fiscal year 1996 from actual fiscal year 1995 revenues, which reflects the impact of reduced rig utilization experienced in the second and third quarters of fiscal year 1996. For fiscal year 1997, Tucker assumed revenue growth was 22.8%. Tucker's operating costs and expenses as a percentage of revenues increased from approximately 77.4% for fiscal year 1996 to approximately 78.7% for fiscal year 1997. General and administrative expenses for Tucker were assumed to decrease 6.9% in fiscal year 1996. The Patterson financial forecasts assume revenues increase 15.3% in fiscal year 1996 over fiscal year 1995, which reflects an increase in rig fleet and utilization. Patterson assumed additional revenue growth of 2.0% in fiscal year 1997. Patterson's operating costs and expenses as a percentage of revenues are held at approximately the same levels as experienced in fiscal year 1995, approximately 74.0% of revenues, and Patterson's general and administrative expenses are expected to decrease 27.9% in fiscal year 1996.

     THE TUCKER AND PATTERSON PROJECTIONS WERE PREPARED FOR INTERNAL MANAGEMENT PURPOSES ONLY. THE PROJECTIONS WERE NOT PREPARED BY TUCKER OR PATTERSON WITH A VIEW TO PUBLIC DISCLOSURE OR COMPLIANCE WITH PUBLISHED GUIDELINES OF THE SECURITIES AND EXCHANGE COMMISSION OR THE GUIDELINES ESTABLISHED BY THE AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS REGARDING PROJECTIONS. THEY ARE INCLUDED IN THIS PROSPECTUS/JOINT PROXY STATEMENT ONLY BECAUSE SUCH INFORMATION WAS PROVIDED TO RAUSCHER PIERCE FOR USE BY SUCH FIRM IN PREPARING ITS VARIOUS ANALYSES. THE ESTIMATES AND ASSUMPTIONS UNDERLYING THE PROJECTIONS ARE INHERENTLY SUBJECT TO SIGNIFICANT ECONOMIC AND COMPETITIVE UNCERTAINTIES AND CONTINGENCIES BEYOND THE CONTROL OF TUCKER OR PATTERSON, AND THERE CAN BE NO ASSURANCE WHATSOEVER THAT ANY OF THE PROJECTIONS CAN OR WILL BE REALIZED.

     In preparing its opinion, Rauscher Pierce relied on the accuracy and completeness of all information supplied or otherwise made available to it by Tucker and Patterson and assumed that the financial forecasts had been reasonably prepared on bases reflecting the best currently available estimates and judgment of the respective managements of Tucker and Patterson as to the expected future financial performance of their respective companies. Rauscher Pierce did not independently verify such information or assumptions, including financial forecasts, or undertake an independent appraisal of the assets of Tucker or Patterson. The Rauscher Pierce Opinion is based upon market, economic, financial and other conditions as they existed and could be evaluated as of the date of the opinion. The Rauscher Pierce Opinion does not constitute a recommendation to any holder of shares of Tucker Common Stock as to how any such stockholder should vote on the Merger and the related transactions. The Rauscher Pierce Opinion does not address the relative merits of the Merger nor any other transactions or business strategies that may have been discussed by the Tucker Board of Directors as alternatives to the Merger or the decision of the Tucker Board of Directors to proceed with the Merger. No opinion was expressed by Rauscher Pierce as to the price at which Patterson Common Stock to be issued in the Merger to the stockholders of Tucker may trade at any time.

     Rauscher Pierce assumed that there had been no material change in Tucker's or Patterson's assets, financial condition, results of operations, business or prospects since the date of the last financial statements made available to Rauscher Pierce. Rauscher Pierce has no responsibility to revise or update its opinion if there is a change in the financial condition or prospects of Tucker or Patterson from that disclosed or projected in the information Rauscher Pierce reviewed as set forth above or in general, economic or market conditions. Rauscher Pierce relied upon Tucker with respect to the accounting treatment to be accorded to the transaction. In rendering its opinion, Rauscher Pierce was not engaged to act as an agent or fiduciary of Tucker's stockholders or any other third party.

     The preparation of a fairness opinion involves various determinations as to the most appropriate and relevant quantitative and qualitative methods of financial analyses and the application of those methods to the particular circumstances and, therefore, such an opinion is not readily susceptible to partial analysis or summary description. Although certain of the analyses and factors considered are more supportive of the fairness opinion than others, Rauscher Pierce indicated that each of the types of analyses discussed below supported the conclusion stated in the Rauscher Pierce Opinion. However, in arriving at its fairness opinion, Rauscher Pierce did not attribute any particular weight to any analysis or factor considered by it. Accordingly, Rauscher Pierce believes that its analysis must be considered as a whole and that considering any portion of such analysis and of the factors considered without considering all analyses and factors could create a misleading or incomplete view of the process underlying its opinion. In its analyses, Rauscher Pierce made numerous assumptions with respect to industry performance, general business and economic conditions and other matters, many of which are beyond the control of Tucker and Patterson. Any estimates contained in these analyses are not necessarily indicative of actual values or predictive of future results or values, which may be significantly more or less favorable than as set forth therein, and neither Tucker, Patterson nor Rauscher Pierce assumes responsibility for their accuracy. In addition, analyses relating to the value of the businesses do not purport to be appraisals or to reflect the prices at which businesses may actually be sold.

     The following paragraphs summarize the significant analyses performed by Rauscher Pierce in arriving at the written Rauscher Pierce Opinion presented to the Tucker Board of Directors, dated April 22, 1996. In its various analyses, Rauscher Pierce assumed a market price per share of Patterson Common Stock of $14.63, which was equal to the closing price on April 19, 1996.

     CONTRIBUTION ANALYSES. Rauscher Pierce prepared a contribution analysis in order to compare the historical and projected revenue, earnings and cash flow contributions of Tucker and Patterson to the combined company (the "Combined Company") in relation to the contribution of Tucker and Patterson to the assumed total entity and equity values of the Combined Company. Rauscher Pierce reviewed Tucker's and Patterson's historical financial information for the year ended December 31, 1995, and financial projections for the year ended December 31, 1996. For those periods, Rauscher Pierce analyzed the pro forma income statement contributions of each of Tucker and Patterson to the Combined Company assuming the Merger was consummated as of the beginning of each period reviewed and received pooling of interests accounting treatment. Rauscher Pierce assumed that Tucker would hold 32% of the total pro forma fully-diluted shares outstanding of the Combined Company. This compares to a contribution by Tucker to the Combined Company of 30.5% of revenues and 28.3% of earnings before interest, taxes, depreciation and amortization ("EBITDA") for the year ended December 31, 1995 and 28.5% of projected revenues and 20.9% of projected EBITDA for the year ended December 31, 1996. Similarly, Tucker would contribute to the Combined Company 40.1% of net income and 35.4% of net cash flow (net income plus depreciation and amortization, deferred taxes and certain other non-cash charges) for calendar 1995 and 28.1% of net income and 23.8% of net cash flow for the projected 1996 calendar year.

     Rauscher Pierce selected EBITDA as a measure of cash flow available to service the entire capital structure of the business entity including debt and equity, and to provide funds to pay income taxes and for capital expenditures. As such, EBITDA was used by Rauscher Pierce as a measure of entity performance and for valuing the entire business entity, from which a common stock valuation could be determined. Net cash flow was selected by Rauscher Pierce as a measure of cash available for working capital after the payment of interest expense and taxes, to be used for capital spending, dividends on common stock and other needs, and was used by Rauscher Pierce as a measure of entity performance and for valuing the common stock portion of the business entity.

     DILUTION ANALYSIS. Rauscher Pierce performed an analysis of the effect of the Merger on Patterson's earnings per share and net cash flow per share for the pro forma combined year ended December 31, 1995 and the projected results for the year ending December 31, 1996, which assumed that the Merger was consummated on January 1, 1995. In performing this analysis, Rauscher Pierce assumed no cost savings were realized although some will likely occur. Rauscher Pierce combined the projected operating results of Tucker with the corresponding projected operating results of Patterson to arrive at the Combined Company projected net income and cash flow. Rauscher Pierce divided these results by the pro forma shares outstanding to arrive at a Combined Company earnings per share and net cash flow per share. Rauscher Pierce then compared the Combined Company earnings per share and cash flow per share adjusted by the 0.74 exchange ratio to Tucker's stand alone earnings per share to determine the pro forma impact on Tucker's earnings and cash flow per share and net cash flow per share. This analysis indicated that the pro forma impact of the Merger was not dilutive to Tucker's earnings and net cash flow per share for the projected year ending December 31, 1996.

     COMPARATIVE MULTIPLE ANALYSIS. Rauscher Pierce performed an analysis of the implied multiples of the Merger for historical operating results for Tucker's latest twelve months ended December 31, 1995 and the projected operating results of Tucker for the calendar year ended December 31, 1996. Rauscher Pierce compared the Tucker multiples resulting from the Merger to the trading multiples of Patterson's Common Stock. Rauscher Pierce utilized Patterson's stock price of $14.63 to determine such trading multiples, which after applying the 0.74 Exchange Ratio, resulted in a market value for the outstanding Tucker Common Stock of $22.7 million. Rauscher Pierce selected multiples of EBITDA, net income and cash flow because it believed that these variables were commonly relied upon in analyzing companies similar to Tucker and Patterson. Based on Tucker's historical operating results for the year ended December 31, 1995, this analysis resulted in a multiple of EBITDA of 5.1x, a multiple of net income of 17.5x, and a multiple of net cash flow of 6.1x, compared to Patterson's trading multiples for the year ended December 31, 1995 of 10.8x EBITDA, 21.5x net income and 6.3x net cash flow. Based on Tucker's projected operating results for year ended December 31, 1996, this analysis resulted in a multiple of EBITDA of 5.5x, a multiple of net income of 23.0x and a multiple of net cash flow of 7.3x, compared to Patterson multiples based on projected operating results for the year ended December 31, 1996 of 5.4x EBITDA, 20.4x net income and 5.8x net cash flow.

     SELECTED COMPARABLE PUBLIC COMPANY ANALYSIS. Using public information, Rauscher Pierce compared selected historical and projected financial and valuation data of Tucker and Patterson to the corresponding data of certain publicly-traded companies. This analysis was made in order to compare the valuations of Patterson, Tucker and the Combined Company to the market value of existing publicly-traded onshore contract drilling companies. These comparable companies consisted of: Bonray Drilling Corporation, DI Industries, Inc., Nabors Industries, Inc., Parker Drilling Company, TMBR/Sharp Drilling, Inc. and UTI Energy Corp. Rauscher Pierce noted that its analysis of such publicly-traded companies resulted in the following ranges: market value of capital to LTM EBITDA of 5.7x to 14.0x; equity value to LTM earnings of 14.1x to 24.2x; equity value to projected calendar 1996 earnings of 12.3x to 19.8x; equity value to LTM cash flow of 4.7x to 15.0x; and equity value to projected calendar 1996 cash flow of 4.7x to 12.1x. Rauscher Pierce compared these multiples to those determined for Tucker and Patterson which were: market value of capital LTM EBITDA multiples of 5.1x and 10.8x, respectively, equity value of LTM earnings of 17.5x and 21.5x, respectively, equity value to projected 1996 earnings of 23.0x and 20.4x, respectively, and equity value to projected 1996 net cash flow of 7.3x and 5.8x, respectively.

     SELECTED OIL-SERVICE COMPANY TRANSACTION ANALYSIS. Using public information, Rauscher Pierce compared selected financial and valuation data for Tucker implied by the valuation used for the Merger with that of certain oilfield services companies that have recently consummated transactions similar to the Merger. This analysis was made to compare the valuation of Tucker implied by the Merger to the valuations implied by other recently announced industry merger and acquisition transactions. These comparable company transactions consisted of: Norex Drilling Ltd.'s acquisition of DI Industries, Inc., Nabors Industries, Inc.'s merger with Sundowner Offshore Services, Inc., Nowsco Well Service, Ltd.'s acquisition of Service Fracturing Company, UTI Energy Corp.'s acquisition of FWA Drilling Company, Inc., Key Energy Group, Inc.'s merger with Welltech, Inc., Patterson Energy, Inc.'s acquisition of certain assets of Questor Drilling Corp. and Remy Capital Partners III L.P.'s acquisition of UTI Energy Corp. Rauscher Pierce noted that its analysis of such publicly announced transactions resulted in the following ranges: market value of capital to LTM EBITDA of 3.4x to 16.3x, equity value to LTM earnings of 17.0x to 26.6x; and equity value to LTM net cash flow of 4.0x to 12.1x. Rauscher Pierce also noted that the Merger resulted in the following acquisition multiples for Tucker, market value of capital to LTM EBITDA of 5.6x; equity value to LTM earnings of 17.5x; and equity value to LTM net cash flow of 6.1x.

     ACQUISITION PREMIUM ANALYSIS. Rauscher Pierce also reviewed the acquisition premium reflected in the Merger over the price at which Tucker Common Stock had traded one month prior to the announcement of Tucker's engagement of Rauscher Pierce and compared the premium to those received by comparable companies in transactions similar to the Merger. These companies' merger transactions yielded one-month acquisition premiums ranging from -24.8% to 34.7%. The one-month acquisition premium resulting from the Merger is 49.3%.

     AGREEMENT WITH RAUSCHER PIERCE. Pursuant to an engagement letter with Tucker, Rauscher Pierce received an initial retainer of $50,000. The initial engagement letter was amended. Pursuant to the amended engagement letter, upon closing of the Merger, Rauscher Pierce would receive an additional payment so that its aggregate fee would equal $450,000. The amount of Rauscher Pierce's fee, therefore, is substantially contingent upon the closing of the Merger. In addition, Tucker agreed to reimburse Rauscher Pierce for all its reasonable related expenses. Tucker also agreed to indemnify Rauscher Pierce, its affiliates and each of its directors, officers, agents and employees and each person, if any, controlling Rauscher Pierce or any of its affiliates against certain liabilities, including liabilities under federal securities laws.

     Rauscher Pierce is a prominent investment banking and financial advisory firm, with experience in the valuation of businesses and their securities in connection with mergers and acquisitions, negotiated underwritings, secondary distributions of securities, private placements and valuations for corporate and other purposes. Rauscher Pierce was the lead underwriter for the 1980 public offering of Tucker.

                              TERMS OF THE MERGER

     THIS PORTION OF THE PROSPECTUS/JOINT PROXY STATEMENT DESCRIBES VARIOUS ASPECTS OF THE MERGER. THE FOLLOWING DESCRIPTION DOES NOT PURPORT TO BE COMPLETE AND IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE MERGER AGREEMENT ATTACHED HERETO AS ANNEX I AND INCORPORATED HEREIN BY REFERENCE. ALL STOCKHOLDERS OF PATTERSON AND TUCKER ARE URGED TO READ THE MERGER AGREEMENT IN ITS ENTIRETY.

GENERAL

     The Merger Agreement provides that, subject to the satisfaction (including, among other things, adoption of the Merger Agreement by the stockholders of Tucker and approval of the Charter Amendment and the Stock Issuance by the stockholders of Patterson) or, in certain cases, waiver of certain conditions, Sub will merge with and into Tucker. Upon consummation of the Merger, the separate corporate existence of Sub will cease, Tucker will be the Surviving Corporation under Sub's name, "Patterson Drilling Company", the stockholders of Tucker will become stockholders of Patterson and the stockholders of Patterson will remain as Patterson stockholders.

MERGER CONSIDERATION

     Upon consummation of the Merger, each issued and outstanding share of Tucker Common Stock will be converted into 0.74 of a validly issued, fully paid and nonassessable share of Patterson Common Stock (referred to herein as the "Exchange Ratio"). Fractional shares of Patterson Common Stock will not be issued in the Merger. Holders of Tucker Common Stock otherwise entitled to a fractional share of Patterson Common Stock will be paid cash in lieu of such fractional share determined and paid as described in "--Fractional Shares" below.

     The Exchange Ratio was determined through negotiations between Patterson and Tucker, each of which was advised with respect to such negotiations by its respective financial advisor or, in the case of Patterson, financial advisors. Based on the number of shares of Tucker Common Stock and the number of Tucker Stock Options outstanding on the Tucker Record Date, a maximum of 1,652,106 shares of Patterson Common Stock may be issued in respect of shares of Tucker Common Stock in the Merger including 95,090 shares that would be reserved for issuance upon exercise of Tucker Stock Options which, pursuant to the Merger Agreement and the terms of the governing stock option plans, following the Merger will constitute options (referred to herein as "Substituted Options") to purchase Patterson Common Stock upon the terms set forth in such stock option plans and the Merger Agreement.

EFFECTIVE TIME OF THE MERGER

     The Merger will become effective upon the filing and acceptance of the Certificate of Merger with the Secretary of State of the State of Delaware or such later date as is specified in such Certificate. The filing of the Certificate of Merger will occur as soon as practicable following the satisfaction or waiver (where permissible) of the conditions set forth in the Merger Agreement.

CONVERSION OF TUCKER COMMON STOCK; PROCEDURES FOR EXCHANGE OF STOCK CERTIFICATES

     The conversion of the Tucker Common Stock into Patterson Common Stock will occur at the Effective Time. As soon as practicable after the Effective Time, Patterson will deposit with Continental Stock Transfer & Trust Company, New York, New York, as exchange agent (the "Exchange Agent"), for the benefit of the holders of certificates which immediately prior to the Effective Time represented shares of Tucker Common Stock (the "Certificates"), certificates representing the shares of Patterson Common Stock (such shares of Patterson Common Stock, together with any dividends or distributions with respect thereto payable as described below, being hereinafter referred to as the "Exchange Fund") issuable in exchange for outstanding shares of Tucker Common Stock.

     As soon as practicable after the Effective Time, the Exchange Agent will mail to each holder of record of a Certificate whose shares are converted into shares of Patterson Common Stock a letter of transmittal (which will specify that delivery will be effected, and risk of loss and title to the Certificates will pass, only upon actual and proper delivery of the Certificates to the Exchange Agent and will contain instructions for use in effecting the surrender of the Certificates in exchange for certificates representing shares of Patterson Common Stock and will be in such form and contain such other provisions as Patterson and Tucker may reasonably specify). Upon surrender of a Certificate for cancellation to the Exchange Agent, together with such letter of transmittal, duly executed, the holder of such Certificate will be entitled to receive in exchange therefor a certificate representing that number of whole shares of Patterson Common Stock which such holder has the right to receive pursuant to the Merger, and the Certificate so surrendered will be cancelled. Until surrendered as described above, each Certificate will, at and after the Effective Time, be deemed to represent only the right to receive, upon surrender of such Certificate, the certificate representing the appropriate number of shares of Patterson Common Stock and cash in lieu of fractional shares and any dividends and other distributions as referenced below.

     TUCKER STOCKHOLDERS SHOULD NOT FORWARD TUCKER STOCK CERTIFICATES TO THE EXCHANGE AGENT UNTIL THEY HAVE RECEIVED THE LETTER OF TRANSMITTAL.

     Dividends or other distributions, if any, that are declared after the Effective Time on Patterson Common Stock or are payable to the holders of record thereof after the Effective Time will not be paid to persons entitled by reason of the Merger to receive certificates representing Patterson Common Stock until such persons surrender their Certificates, as described above, and no cash payment in lieu of fractional shares will be paid to any such holder until such holder of such Certificate surrenders such Certificate. Subject to the effect of applicable law, there will be paid to the record holder of the certificates representing such Patterson Common Stock (i) at the time of such surrender or as promptly as practicable thereafter, the amount of any dividends or other distributions, if any, theretofore paid with respect to whole shares of such Patterson Common Stock and having a record after the Effective Time and a payment date prior to such surrender and (ii) at the appropriate payment date or as promptly as practicable thereafter, the amount of dividends or other distributions, if any, payable with respect to whole shares of Patterson Common Stock and having a record date after the Effective Time but prior to surrender and a payment date subsequent to surrender. In no event will the person entitled to receive any such dividends or other distributions be entitled to receive interest on any such dividends or other distributions. If any cash or certificate representing shares of Patterson Common Stock is to be paid to or issued in a name other than that in which the Certificate surrendered in exchange therefor is registered, it will be a condition of such exchange that the Certificate so surrendered be properly endorsed and otherwise in proper form for transfer and that the person requesting such exchange pay to the Exchange Agent any transfer or other taxes required by reason of the issuance of certificates for such shares of Patterson Common Stock in a name other than that of the registered holder of the Certificate surrendered or establish to the satisfaction of the Exchange Agent that such tax has been paid or is not applicable.

     Any portion of the Exchange Fund which remains undistributed to the former stockholders of Tucker for one year after the Effective Time will be delivered to Patterson, upon demand of Patterson, and any former stockholders of Tucker who have not theretofore complied with the provisions described above will thereafter look only to Patterson for payment of their claim for Patterson Common Stock, any cash in lieu of fractional shares of Patterson Common Stock and any dividends or distributions with respect to Patterson Common Stock. None of Patterson, Tucker or the Surviving Corporation will be liable to any holder of shares of Tucker Common Stock for shares (or dividends or other distributions, if any, with respect thereto) or cash in lieu of fractional shares of Patterson Common Stock delivered to a public official pursuant to any applicable abandoned property, escheat or similar law.

FRACTIONAL SHARES

     No certificates or scrip representing fractional shares of Patterson Common Stock will be issued upon the surrender for exchange of Certificates pursuant to the Merger Agreement, and such fractional interests will not entitle the owner thereof to vote or to any rights of a security holder of Patterson. In lieu of any such fractional securities, each holder of shares of Tucker Common Stock who would otherwise have been entitled to receive a fraction of a share of Patterson Common Stock (after taking into account all shares of Tucker

Common Stock then held of record by such holder) will receive cash (without interest) in an amount equal to the product of such fractional part of a share of Patterson Common Stock multiplied by the Closing Price (as defined below). "Closing Price" means the average of the daily closing price of Patterson Common Stock, rounded to four decimal places, as reported under Nasdaq National Market Issues Reports in The Wall Street Journal for each of the first 20 consecutive Trading Days in the period commencing 25 Trading Days prior to the date of the closing under the Merger Agreement. "Trading Day" means a day on which the Nasdaq National Market is open for trading.

REASONABLE EFFORTS

     Upon the terms and subject to the conditions set forth in the Merger Agreement, each of the parties agrees to use all reasonable efforts to take, or cause to be taken, all actions, and to do, or cause to be done, and to assist and cooperate with the other parties in doing all things necessary, proper or advisable to consummate and make effective, in the most expeditious manner practicable, the Merger and the other transactions contemplated by the Merger Agreement and the prompt satisfaction of the conditions thereto, provided, however, that neither of the parties is under any obligation to take any action to the extent that the board of directors of such party shall conclude in good faith, after consultation with and based upon the written advice of respective counsel, that such action would cause a breach of that board of directors' fiduciary obligations under applicable law.

TUCKER STOCK OPTIONS

     The Merger Agreement provides that no later than the Effective Time, each Tucker Stock Option that is outstanding immediately prior to the Effective Time pursuant to Tucker's stock option plans in effect on the date of the Merger Agreement will become and represent an option to purchase the number of shares of Patterson Common Stock (decreased to the nearest full share) determined by multiplying (i) the number of shares of Tucker Common Stock subject to such Tucker Stock Option immediately prior to the Effective Time by (ii) the Exchange Ratio, at an exercise price per share of Patterson Common Stock (a "Substituted Option") (rounded down to the nearest whole cent) equal to the exercise price per share of Tucker Common Stock immediately prior to the Effective Time divided by the Exchange Ratio. After the Effective Time, except as provided in the Merger Agreement, each Substituted Option will be exercisable upon the same terms and conditions as were applicable under the related Tucker Stock Option at the Effective Time.

EMPLOYEE BENEFITS

     Pursuant to the Merger Agreement, at the Effective Time, all employee benefits plans and programs of Tucker, other than the Supplemental Executive Retirement Plan of Tucker Drilling Company, Inc. (the "SERP"), the severance payment agreements of Tucker specified in the Merger Agreement and the Tucker Stock Options, will terminate, subject to all applicable laws, and all vested rights and benefits of such benefit plans and programs will be distributed to the eligible recipients in accordance with the terms of such plans of Tucker, except that, with respect to the qualified benefit plans, the parties may elect prior to the Effective Time to freeze benefit accruals in lieu of terminating the plans as of the Effective Time. The officers and employees of Tucker who continue as employees of Patterson or any of Patterson's subsidiaries (including the Surviving Corporation) will be provided by Patterson with employee benefits under plans and programs which, in the aggregate, are no less favorable than those provided pursuant to the plans and programs of Patterson and its subsidiaries in effect on the date of the Merger Agreement. In addition, Patterson will maintain the accounting records of the SERP and the Supplemental Executive Retirement Trust (the "Trust") following the Effective Time and will honor or cause to be honored all severance payment agreements that existed as of the date of the Merger Agreement with Tucker's officers and employees. Also, certain non-officer employees of Tucker who continue as employees of Patterson or the Surviving Corporation after the Effective Time will receive a "severance payment" in the event of termination of such employment, whether voluntarily or involuntarily, on or before the expiration of six months following the Effective Time. For this purpose, "severance payment" for the non-officer employees of Tucker means an amount equal to one week's salary for each year of employment with Tucker. Any portion of a year over six months will be treated as a full year.

CONDUCT OF BUSINESS PENDING THE MERGER

     Pursuant to the Merger Agreement, each of Patterson and Tucker has agreed that during the period from the date of the Merger Agreement through the Effective Time (except as otherwise specifically required by the terms of the Merger Agreement), it will, and, in the case of Patterson, Patterson will cause its subsidiaries to, in all material respects, carry on their respective businesses in the ordinary course and consistent with past practice and, to the extent consistent therewith and with the terms of the Merger Agreement, use all reasonable efforts to preserve intact their current business organizations, keep available the services of their current officers and employees and preserve their relationships with customers, suppliers and others having business dealings with them to the end that their goodwill and ongoing businesses be unimpaired at the Effective Time.

     Without limiting the generality of the foregoing, each of Patterson and Tucker has agreed that, prior to the Effective Time, except as otherwise expressly contemplated by the Merger Agreement, it will not, and, in the case of Patterson, Patterson will cause its subsidiaries not to, without the prior written consent of the other parties to the Merger Agreement: (i) (x) declare, set aside or pay any dividends on, or make any other distributions in respect of, any of its respective capital stock, or otherwise make any payments to its respective stockholders in their capacity as such, (y) split, combine or reclassify any of its capital stock or issue or authorize the issuance of any other securities in respect of, in lieu of or in substitution for shares of its capital stock, or (z) purchase, redeem or otherwise acquire any shares of capital stock or other securities, or any rights, warrants or options to acquire any such shares or other securities, except in connection with the terms of their respective stock option plans in existence on December 31, 1995; (ii) issue, deliver, sell, pledge, dispose of or otherwise encumber any shares of its or, in the case of Patterson, its subsidiaries', capital stock, any other voting securities or equity equivalent or any securities convertible into, or any rights, warrants or options to acquire, any such shares, voting securities or convertible securities or equity equivalent (other than upon the exercise of stock options outstanding on the date of the Merger Agreement in accordance with their current terms); (iii) amend its Certificate of Incorporation or amend in any material respects its By-laws, other than the Charter Amendment; (iv) acquire, merge or consolidate with, or purchase a portion of the assets of or equity in, any corporation, partnership, association or other business organization or division thereof or otherwise acquire any assets, in each case that involves a transaction exceeding $50,000 in the aggregate, or commence any proceedings with respect thereto, or engage in any negotiations with any person or entity concerning any such transaction, except as previously disclosed in writing to Patterson or Tucker, as the case may be, and except that Tucker and Patterson may acquire oil and natural gas interests and land drilling rigs and related equipment in the ordinary course of business consistent with past practice; (v) except in the ordinary course of business, sell, lease or otherwise dispose of or agree to sell, lease or otherwise dispose of, any business or line of business or any of its assets, in each case that are material, individually or in the aggregate, to Tucker or to Patterson and its subsidiaries taken as a whole, respectively; (vi) make any capital expenditures, except in the ordinary course of business and as previously disclosed in writing to Patterson or Tucker, as the case may be; (vii) (A) pay, discharge or satisfy any material claims, liabilities or obligations (absolute, accrued, asserted or unasserted, contingent or otherwise), except for the payment, discharge or satisfaction of its liabilities or its obligations in the ordinary course of business or in accordance with their terms as in effect on the date of the Merger Agreement; (B) adopt a plan of complete or partial liquidation or resolutions providing for or authorizing such a liquidation or a dissolution, restructuring, recapitalization or reorganization; (C) enter into any collective bargaining agreement, successor collective bargaining agreement or amended collective bargaining agreement; (D) change any accounting principle used by it, except for such changes required to be implemented prior to the Effective Time pursuant to generally accepted accounting principles or rules of the Commission; or (E) settle or compromise any litigation brought against it, other than settlements or compromises of any litigation where the amount paid in settlement or compromise does not exceed $100,000, exclusive of amounts covered by insurance; (viii) (A) enter into any new, or amend any existing, severance agreement or arrangement, deferred compensation arrangement or employment agreement with any officer, director or employee, except that, subject to the Merger Agreement, Patterson and Tucker may hire additional employees to the extent deemed by their respective managements to be in the best interests of Patterson or Tucker, as the case may be, provided that neither Tucker nor Patterson may enter into any employment or severance agreement or any deferred compensation arrangement with any such additional employees, (B) adopt any new, or amend any existing, incentive, retirement or welfare benefit arrangements, plans or programs for the benefit of current, former or retired employees (other than amendments required by law or to maintain the tax qualified status of such plans under the Code), or (C) grant any increases in employee compensation, other than in the ordinary course or pursuant to promotions, in each case consistent with past practice; (ix) incur any indebtedness for borrowed money or guarantee any such indebtedness in excess of $4,000,000 or issue or sell any debt securities or guarantee any debt securities of others or make any loans, advances or capital contributions to, or investments in, any other person, other than to Tucker or Patterson or any wholly-owned subsidiary of Patterson, respectively; or (x) authorize or enter into any agreement to do any of the foregoing.

     Pursuant to the Merger Agreement, during the period from the date of the Merger Agreement through the Effective Time, Sub will not engage in any activities of any nature except as expressly provided in or contemplated by the Merger Agreement or incident thereto.

ACCESS TO INFORMATION

     The Merger Agreement provides that, subject to applicable provisions regarding confidentiality, each of Patterson and Tucker will, and, in the case of Patterson, will cause each of its subsidiaries to, afford to the other parties, and to their accountants, counsel, financial advisors and other representatives, reasonable access and permit them to make such inspections as they may reasonably require during the period from the date of the Merger Agreement through the Effective Time to all their respective properties, books, contracts, commitments and records.

NO SOLICITATION

     Pursuant to the Merger Agreement, from the date of the Merger Agreement, Tucker will not, and will cause its officers, directors, employees, agents and other representatives not to, directly or indirectly, solicit or initiate any takeover proposal or offer for Tucker, or solicit or initiate, directly or indirectly, discussions, negotiations, considerations or inquiries concerning a takeover proposal or offer for Tucker, from any person, or engage in discussions or negotiations relating thereto, or provide to any other person any information or data relating to Tucker for the purpose of, or have any substantive discussions with, any person relating to, or otherwise cooperate with or assist or participate in, or facilitate, any takeover proposal or offer or any inquiry or proposal which would reasonably be expected to lead to any effort or attempt by any other person to seek to effect a takeover proposal or offer, or agree to or endorse any such inquiry, takeover proposal or offer; provided, however, that
(i) Tucker may engage in discussions or negotiations with a third party who, without Tucker taking any action which is proscribed as provided in the Merger Agreement, seeks to initiate such discussions or negotiations or may furnish such third-party information concerning Tucker and its business, properties or assets (provided that such third party executes a confidentiality agreement with Tucker) and (ii) the Tucker Board of Directors may take and disclose to Tucker stockholders a position contemplated by Rules 14d-9 and 14e-2(a) promulgated under the Exchange Act, but in each case referred to in the foregoing clauses
(i) and (ii) only to the extent that a majority of the Board of Directors of Tucker concludes in good faith, after consultation with and based upon the written advice of Gardere & Wynne, L.L.P. (which advice need not constitute an opinion), Tucker's counsel, that such action is necessary in order for the Board of Directors of Tucker not to breach its fiduciary obligations under applicable law. Tucker will promptly (but in no case later than 24 hours) notify Patterson of any inquiry relating to a takeover proposal or offer for Tucker, including the material terms and conditions thereof, but will not be required to indicate the identity of the person or group making such takeover proposal or offer. Prior to termination of the Merger Agreement, Tucker has agreed that it will not enter into any written agreement with any person that provides for, or in any way facilitates, a takeover proposal or offer, other than a confidentiality agreement. Except as permitted by the Merger Agreement, Tucker has also agreed to cease existing discussions, negotiations and other activities with any parties (other than Patterson) relating to any possible takeover proposal or offer. As used in the Merger Agreement, "takeover proposal" or "offer" means any proposal or offer (other than a proposal or offer by Patterson or any of its affiliates) for a tender or exchange offer, a merger, consolidation or other business combination involving Tucker or any proposal to acquire in any manner a substantial equity interest in, or a substantial portion of the assets of, Tucker.

REPRESENTATIONS AND WARRANTIES

     The Merger Agreement contains customary representations and warranties of Patterson, including, among other things: (i) that the documents filed by Patterson with the Commission since January 1, 1994, do not contain material misstatements or omissions; (ii) that the information supplied to Patterson's petroleum engineers was true and correct in all material respects and that no material adverse change in the assets, properties, condition (financial or otherwise), business or results of operations of Patterson ("Material Adverse Change") has occurred in the matters covered by such engineers' report since December 31, 1995; (iii) that the information supplied by Patterson to be included herein and in the Registration Statement in connection with the Merger will be free from material misstatements and omissions; (iv) that there has been no Material Adverse Change with respect to Patterson, except as disclosed in its documents filed with the Commission; (v) as to actions taken or not taken that would jeopardize the contemplated tax and accounting treatment of the Merger;
(vi) as to title to properties; (vii) as to employee benefit plans, programs and arrangements and labor matters; (viii) with respect to environmental matters;
(ix) with respect to pending or threatened litigation; (x) as to governmental licenses and permits and compliance with laws; (xi) that the Patterson Financial Advisors have each rendered its written opinion that the consideration to be paid by Patterson pursuant to the Merger Agreement and the Exchange Ratio are fair to the stockholders of Patterson from a financial point of view; and (xii) as to the Patterson Board of Directors' actions with respect to the Merger Agreement, the Merger, the Charter Amendment, the Stock Issuance and related matters. In addition, the Merger Agreement contains representations and warranties by Patterson as to its organization, capital structure, authority to enter into the Merger Agreement and the binding effect of the Merger Agreement on it.

     The Merger Agreement also contains similar customary representations and warranties of Tucker.

     In addition, the Merger Agreement contains customary representations and warranties of Sub, including, among other things, as to Sub's organization, capital structure, authority to enter into the Merger Agreement and the binding effect of the Merger Agreement on Sub, and to the effect that Sub was organized solely for the purpose of acquiring Tucker and has not engaged in any business since its formation which is not in connection with the Merger and the Merger Agreement.

FEES AND EXPENSES

     Regardless of whether the Merger is consummated, except as described below upon certain terminations of the Merger Agreement, all costs and expenses incurred in connection with the Merger Agreement and the transactions contemplated thereby will be paid by the party incurring such costs and expenses.

     If Patterson terminates the Merger Agreement pursuant to clause (ii)(a) or
(v) under "--Termination of the Merger Agreement" below, then Tucker will pay to Patterson, within five business days following such termination, an amount in cash equal to all out-of-pocket expenses actually and reasonably incurred by Patterson and its subsidiaries in connection with the Merger Agreement and the transactions contemplated thereby; provided, however, that Tucker will not be obligated to pay to Patterson fees and expenses of the Patterson Financial Advisors in excess of $60,000. In addition, but subject to the last sentence of this paragraph, if within nine months after such termination, Tucker enters into an agreement with respect to a Third-Party Acquisition (as hereinafter defined) of Tucker (a "Tucker Acquisition Agreement") or there occurs, or the Board of Directors recommends to the stockholders of Tucker or resolves to recommend to the stockholders, a Third-Party Acquisition, then upon the earliest of such events, Tucker will immediately pay to Patterson an amount in cash equal to $2,000,000 less the amount paid by Tucker to Patterson pursuant to the immediately preceding sentence in respect of Patterson's expenses. In addition, if a More Than 25% Stockholder (hereinafter defined) votes against the Merger or abstains from voting on the Merger or does not vote, and if Patterson terminates the Merger Agreement pursuant to clause (ii)(b) under "--Termination of the Merger Agreement" below, or Tucker terminates the Merger Agreement pursuant to clause (iii)(b) under "--Termination of the Merger Agreement" below, and, in addition, within 24 months after such termination Tucker enters into a Tucker Acquisition Agreement or there occurs, or the Board of Directors recommends to the stockholders of Tucker or resolves to do so, a Third-Party Acquisition, then, upon the earliest of such events, Tucker will immediately pay to Patterson cash in the amount of $2,000,000. A "More Than 25% Stockholder" means a Person or Group (as hereinafter defined in this subsection) who acquires beneficial ownership of more than 25%, but less than 50%, of the outstanding shares of Tucker Common Stock after the date of the Merger Agreement and prior to the Tucker Special Meeting. If Patterson terminates the Merger Agreement pursuant to clause (vi)(a) under "--Termination of the Merger Agreement" below, then Tucker will immediately pay to Patterson cash in the amount of $250,000 and, if within nine months thereafter, Tucker enters into a Tucker Acquisition Agreement or there occurs, or the Board of Directors recommends to the stockholders of Tucker or resolves to recommend to the stockholders, a Third-Party Acquisition, then upon the earliest of such events, Tucker will immediately pay to Patterson cash in the amount of $1,750,000. If Tucker terminates the Merger Agreement pursuant to clause (viii) under "--Termination of the Merger Agreement" below or Patterson terminates the Merger Agreement pursuant to clause (vi)(b) or (ix) under "--Termination of the Merger Agreement" below, then Tucker will immediately pay to Patterson cash in the amount of $2,000,000. Notwithstanding the foregoing, however, (a) Tucker will in no event be obligated to make payments under the Merger Agreement exceeding, in the aggregate, $2,000,000 in connection with any termination of the Merger Agreement and (b) if a More Than 25% Stockholder votes in favor of the Merger and if Patterson terminates the Merger Agreement pursuant to clause (ii)(b) under "--Termination of the Merger Agreement" below, or Tucker terminates this Merger Agreement pursuant to clause (iii)(c) under "--Termination of the Merger Agreement" below, then Tucker shall have no obligation to pay Patterson or Sub any money.

     If Patterson terminates the Merger Agreement pursuant to clause (ii)(b) under "--Termination of the Merger Agreement" below or Tucker terminates the Merger Agreement pursuant to clause (iii)(b) under "--Termination of the Merger Agreement" below, Tucker shall pay to Patterson, within five business days following such termination, an amount in cash equal to all out-of-pocket expenses actually and reasonably incurred by Patterson in connection with the Merger Agreement and the transactions contemplated thereby; provided, however, that Tucker will not be obligated to pay to Patterson fees and expenses of the Patterson Financial Advisors in excess of $60,000. If Tucker terminates the Merger Agreement pursuant to clause (iii)(a) or (v) or (iii)(c) under "--Termination of the Merger Agreement" below or if Patterson terminates the Merger Agreement pursuant to clause (ii)(c) under "--Termination of the Merger Agreement" below, Patterson shall pay to Tucker within five business days following such termination an amount in cash equal to all out-of-pocket expenses actually and reasonably incurred by Tucker in connection with the Merger Agreement and the transactions contemplated thereby; provided, however, that Patterson will not be obligated to pay Tucker fees and expenses of Tucker's financial advisor in excess of $60,000.

     For purposes of the Merger Agreement, the term "Third-Party Acquisition" means the occurrence of any of the following events: (i) the acquisition of Tucker by merger, tender offer or otherwise, other than by Patterson or any of its affiliates, (ii) the acquisition of more than 50% of the outstanding shares of Tucker Common Stock (measured after such issuance), or securities exercisable, convertible or exchangeable into more than 50% of the outstanding shares of Tucker Common Stock (assuming the exercise, conversion or exchange of such securities), or any other securities which represent, or are exercisable, convertible or exchangeable into securities which represent, more than 50% of the voting power of the outstanding securities of Tucker (assuming the exercise, conversion or exchange of such securities) ordinarily (absent the occurrence of any contingency) having the right to vote in the election of directors of Tucker, by any person within the meaning of Section 3(a)(9) of the Exchange Act ("Person") or any syndicate or group deemed to be a Person within the meaning of
Section 13(d)(3) of the Exchange Act ("Group") other than Patterson or its affiliates or (iii) the issuance to any person (other than Patterson or its affiliates) of more than 30% of the outstanding shares of Tucker Common Stock (measured after such issuance), or securities exercisable, convertible or exchangeable into more than 30% of the outstanding shares of Tucker Common Stock (assuming the exercise, conversion or exchange of such securities), or any other securities which represent, or are exercisable, convertible or exchangeable into securities which represent, more than 30% of the voting power of the outstanding securities of Tucker (assuming the exercise, conversion or exchange of such securities) ordinarily (absent the occurrence of any contingency) having the right to vote in the election of directors of Tucker, in connection with an acquisition by Tucker of any other person or entity.

CONDITIONS TO THE MERGER

     The Merger Agreement provides that the respective obligations of each party to effect the Merger are subject to the fulfillment or waiver (where permissible) at or prior to the Effective Time of each of the following conditions: (i) the Merger shall have been approved by the requisite vote of the holders of Tucker Common Stock, and the Charter Amendment and Stock Issuance shall have been approved by the requisite vote of the holders of Patterson Common Stock; (ii) the Patterson Common Stock issuable in the Merger and pursuant to Substituted Options shall have been authorized for trading on the Nasdaq National Market, upon official notice of issuance; (iii) the Registration Statement shall have become effective in accordance with the provisions of the Securities Act and all necessary state securities or "Blue Sky" authorizations shall have been received; (iv) no governmental entity, or court of competent jurisdiction shall have enacted, issued, promulgated, enforced or entered any law, rule, regulation, executive order, decree, injunction or other order (whether temporary, preliminary or permanent) which is then in effect and has the effect of prohibiting the Merger or the transactions contemplated thereby; provided that, in the case of any such decree, injunction or other order, each of the parties shall have used reasonable best efforts to prevent the entry of any such injunction or other order and to appeal as promptly as practicable any decree, injunction or other order that may be entered; (v) all authorizations, consents, orders, declarations or approvals of, or filings with, or terminations or expirations of waiting periods imposed by, any governmental entity, the failure to obtain which would have a material adverse effect on Patterson (assuming the Merger had taken place) shall have been obtained, shall have occurred or shall have been filed; (vi) Patterson and Tucker each shall have received the opinion of Coopers & Lybrand L.L.P. to the effect that, as of the Effective Time, the Merger qualifies for pooling of interests accounting treatment if closed and consummated in accordance with the Merger Agreement; and
(vii) Patterson and Tucker shall each have received a "cold comfort" letter from Coopers & Lybrand L.L.P., Patterson's independent accountants, with respect to such financial information regarding Patterson and its subsidiaries, and from Arthur Andersen LLP, Tucker's independent public accountants, with respect to such financial information regarding Tucker, all as may be mutually agreed to by Patterson and Tucker.

     The Merger Agreement also provides that the obligation of Tucker to effect the Merger is subject to the fulfillment or waiver at or prior to the Effective Time of the following additional conditions: (i) Patterson and Sub shall have performed in all material respects each of their agreements contained in the Merger Agreement required to be performed on or prior to the Effective Time and each of the representations and warranties of Patterson and Sub contained in the Merger Agreement shall be true and correct in all material respects on and as of the Effective Time as if made on and as of such date; (ii) receipt by Tucker of customary officers' certificates and opinions of counsel to Patterson; (iii) stock option assumption agreements relating to the Tucker Stock Options shall have been executed and delivered by Patterson; (iv) Tucker shall have received an opinion from its counsel to the effect that the Merger will be treated for federal income tax purposes as a reorganization transaction described in Section 368(a) of the Code; and (v) the fairness opinion of its financial advisor shall not have been withdrawn.

     The Merger Agreement further provides that the obligations of Patterson and Sub to effect the Merger are subject to the fulfillment or waiver at or prior to the Effective Time of the following additional conditions: (i) Tucker shall have performed in all material respects each of its agreements contained in the Merger Agreement required to be performed on or prior to the Effective Time and each of the representations and warranties of Tucker contained in the Merger Agreement shall be true and correct in all material respects on and as of the Effective Time as if made on and as of such date; (ii) receipt by Patterson of customary officers' certificates and opinions of counsel to Tucker; and (iii) receipt by Patterson of required third-party consents and approvals; (iv) Patterson shall have received the opinion from its counsel to the effect that the Merger will be treated for federal income tax purposes as a reorganization transaction described in Section 368(a) of the Code; and (v) the respective fairness opinions of the Patterson Financial Advisors shall not have been withdrawn.

TERMINATION OF THE MERGER AGREEMENT

     The Merger Agreement may be terminated at any time prior to the Effective Time, whether before or after any approval by the stockholders of Tucker: (i) by mutual written consent of Patterson and Tucker; (ii) by Patterson if (a) Tucker shall have failed to comply in any material respect with any of its covenants or agreements contained in the Merger Agreement required to be complied with by Tucker prior to the date of such termination, which failure to comply has not been cured within ten business days following receipt by Tucker of notice of such failure to comply, (b) the stockholders of Tucker shall have failed to approve the Merger at the Tucker Special Meeting, or (c) the stockholders of Patterson shall have failed to approve the Charter Amendment or the Stock Issuance at the Patterson Special Meeting; (iii) by Tucker if (a) Patterson or Sub shall have failed to comply in any material respect with any of its covenants or agreements contained in the Merger Agreement required to be complied with by Patterson or Sub prior to the date of such termination, which failure to comply has not been cured within ten business days following receipt by Patterson of notice of such failure to comply, (b) the stockholders of Tucker shall have failed to approve the Merger at the Tucker Special Meeting, or (c) the stockholders of Patterson shall have failed to approve the Charter Amendment or the Stock Issuance at the Patterson Special Meeting; (iv) by either Patterson or Tucker if (a) the Merger has not been effected on or prior to the close of business on November 30, 1996; provided, however, that the right to terminate the Merger Agreement pursuant to this clause shall not be available to any party whose failure to fulfill any obligation of the Merger Agreement has been the cause of, or resulted in, the failure of the Merger to have occurred on or prior to the aforesaid date, or (b) any court of competent jurisdiction or any governmental, administrative or regulatory authority, agency or body shall have issued an order, decree or ruling or taken any other action permanently enjoining or otherwise prohibiting the transactions contemplated by the Merger Agreement and such order, decree, ruling or other action shall have become final and nonappealable; (v) by either Patterson or Tucker if there has been (a) a material breach by the other of any representation or warranty that is not qualified as to materiality or (b) a breach by the other of any representation or warranty that is qualified as to materiality, in each case which breach has not been cured within five business days following receipt by the breaching party of notice of the breach; (vi) by Patterson, (a) if the Board of Directors of Tucker shall not have recommended, or shall have resolved not to recommend, or shall have modified or withdrawn its recommendation of the Merger or declaration that the Merger is fair to and advisable and in the best interests of Tucker and its stockholders, or shall have resolved to do so, or (b) if the Board of Directors of Tucker shall have recommended, or shall have resolved to recommend, to the stockholders of Tucker any takeover proposal or offer for Tucker; (vii) by Tucker if the Board of Directors of Patterson shall not have recommended, or shall have resolved not to recommend, or shall have modified or withdrawn its recommendation of the Merger Agreement, the Charter Amendment and the Stock Issuance or declaration that such transactions are fair to and advisable and in the best interest of Patterson and its stockholders, or shall have resolved to do so; (viii) by Tucker if there is an offer to acquire all of the outstanding shares of Tucker Common Stock, or substantially all of the assets of Tucker, for consideration that provides stockholders of Tucker a value per share of Tucker Common Stock which, in the good faith judgment of the Board of Directors of Tucker, is higher than the consideration per share pursuant to the Merger; or (ix) by Patterson, if a Third-Party Acquisition occurs.

     In the event of termination of the Merger Agreement by either Patterson or Tucker, the Merger Agreement shall forthwith become void and there shall be no liability hereunder on the part of Tucker, Patterson or Sub or their respective officers or directors, except as provided in the Merger Agreement.

AMENDMENT

     The Merger Agreement may be amended by the parties thereto, by or pursuant to action taken by their respective Boards of Directors, at any time before or after approval of the Merger by the stockholders of Tucker but, after any such approval by stockholders of Tucker, no amendment will be made which changes the Exchange Ratio or which in any way materially adversely affects the rights of such stockholders, without the further approval of such stockholders.

WAIVER

     The Merger Agreement provides that, at any time prior to the Effective Time, the parties thereto may (i) extend the time for the performance of any of the obligations or other acts of the other parties thereto, (ii) waive any inaccuracies in the representations and warranties contained in the Merger Agreement or in any document delivered pursuant thereto and (iii) waive compliance with any of the agreements or conditions contained in the Merger Agreement which may legally be waived.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

     The following discussion summarizes certain material federal income tax considerations of the Merger that are generally applicable to Tucker stockholders. This discussion is based on currently existing provisions of the Code, existing and proposed Treasury Regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such change, which may or may not be retroactive, could alter the tax consequences for Patterson, Sub, Tucker or the Tucker stockholders, as described herein.

     The Merger has been structured with the intent that it be treated as a reorganization for federal income tax purposes so that no gain or loss will be recognized by the Tucker stockholders upon consummation of the Merger, except with respect to cash received in lieu of fractional shares. Consummation of the Merger is conditioned upon, among other things, the receipt by Tucker of a written opinion (the "Tax Opinion") of Gardere & Wynne, L.L.P., Tucker's legal counsel, substantially to the effect that, on the basis of certain facts and representations, the following are the federal income tax consequences of the
Merger:

     (a) The Merger will constitute a reorganization in accordance with Section 368(a) of the Code;

     (b) With the exception of the amount of any cash received in lieu of fractional shares, no gain or loss will be recognized by the Tucker stockholders upon their receipt in the Merger of the Patterson Common Stock in exchange for their Tucker Common Stock;

     (c) The tax basis of the Patterson Common Stock to be received (and fractional share interests deemed received) by the Tucker stockholders in the Merger will be the same as the tax basis of such stockholders in the Tucker Common Stock exchanged for such Patterson Common Stock;

     (d) The holding period of the Patterson Common Stock to be received (and the fractional share interests deemed received) by the Tucker stockholders in the Merger will include the period during which the recipient held the Tucker Common Stock exchanged for the Patterson Common Stock, provided that such Tucker Common Stock was held as a capital asset at the time of the Merger; and

     (e) None of Patterson, Sub or Tucker will recognize income, gain or loss as a result of the Merger.

     In connection with the Tax Opinion, Gardere & Wynne, L.L.P. will make such factual assumptions as are customary in similar tax opinions. The Tax Opinion cannot be relied upon if any such factual assumption is, or later becomes, inaccurate. No ruling from the Internal Revenue Service concerning the tax consequences of the Merger has been (or will be) requested, and the Tax Opinion will not be binding upon the Internal Revenue Service or the courts. If the Merger is consummated, and it is later determined that the Merger did not qualify as a reorganization under the Code, the Tucker stockholders would recognize taxable gain or loss in the Merger equal to the difference between the fair market value of the Patterson Common Stock they received and their tax basis in the Tucker Common Stock.

     A Tucker stockholder who receives cash in the Merger in lieu of a fractional share of Patterson Common Stock will be treated as if the fractional share were distributed in the Merger and then as having received a cash distribution in redemption of such fractional share, resulting in income, gain or loss upon receipt of such cash being taxed as provided in Section 302 of the Code.

     As of March 31, 1996, Tucker had a net operating loss carryforward ("NOLC") for regular tax purposes of approximately $2,485,000, which is scheduled to expire in years 2003 through 2008 (if not used prior to such time). Pursuant to
Section 382 of the Code, if a more than 50 percentage point change in Tucker's stock ownership occurs within a three-year period (an "Ownership Change"), then generally the utilization of the

NOLC against taxable income becomes limited to a specific annual amount (the "Annual Limitation Amount"). The Annual Limitation Amount generally would equal a statutory percentage for the month of the Merger (e.g., 5.78% for June 1996) multiplied by the fair market value of the Tucker Common Stock immediately before the Merger. If the Annual Limitation Amount exceeds taxable income for a given taxable year, then such excess is carried forward and added to the Annual Limitation Amount for the following taxable year. Tucker has determined that the Merger will cause an Ownership Change. Based on Tucker's current financial projections and on the expected computed Annual Limitation Amount, however, Tucker believes that an Ownership Change resulting from the Merger should not have a material effect on the use of the NOLC to offset future taxable income of the Surviving Corporation.

     The foregoing summary of material federal income tax consequences is not intended to constitute advice regarding the federal income tax consequences of the Merger to any holder of Tucker Common Stock. This summary does not discuss tax consequences under the laws of foreign, state or local governments or of any other jurisdiction or tax consequences to categories of stockholders that may be subject to special rules, such as foreign persons, tax-exempt entities, insurance companies, financial institutions and dealers in stocks and securities. In addition, the foregoing may not be applicable to a holder of shares of Tucker Common Stock who received such shares as employee compensation or pursuant to the exercise of an employee stock option. Each holder of Tucker Common Stock is urged to consult their own tax advisors as to the specific consequences of the Merger, including the applicable federal, state, local and foreign tax consequences to them of the Merger in light of their particular circumstances.

INTERESTS OF CERTAIN PERSONS IN THE MERGER

     In considering the recommendation of the Tucker Board of Directors with respect to the Merger, the Tucker stockholders should be aware that certain members of the Tucker Board of Directors and management have certain interests respecting the Merger separate from their interests as holders of Tucker Common Stock, including those referred to below.

     Each of Messrs. Larry Tucker, Charles Middlekauf and Mark Tucker, who are directors and officers of Tucker, are parties to Severance Pay Agreements entered into and approved by the stockholders of Tucker in 1988, which have been amended and restated in connection with the Merger. The Amended and Restated Severance Pay Agreements provide that Messrs. Larry Tucker, Charles Middlekauf and Mark Tucker will be employed by Patterson for 60 days after the Effective Date and will then be terminated and paid by Patterson or the Surviving Corporation $300,000, $190,000 and $150,000, respectively. The Amended and Restated Severance Pay Agreements did not change the severance payment amounts required by the original Severance Pay Agreements.

     In addition, pursuant to a Settlement Agreement Relating to Payments Under the Supplemental Executive Retirement Plan of Tucker Drilling Company, Inc. (the "Settlement Agreement") entered into in connection with the Merger, Messrs. Larry Tucker, Charles Middlekauf and Mark Tucker, along with three other participants in the SERP, have agreed to accept in full settlement of Tucker's obligations under the SERP, the amounts, if any, which the Trust receives under a certain annuity contract and life insurance policies owned by the Trust. The life insurance company issuing the annuity contract and life insurance policies is currently under regulatory supervision by the Commission of Insurance of the State of Michigan. Under the terms of the Settlement Agreement, Messrs. Larry Tucker, Charles Middlekauf and Mark Tucker and the three other participants who are parties to the Settlement Agreement might receive payments prior to attaining age 65.

     The Merger Agreement provides that Patterson will indemnify all past and present officers and directors of Tucker to the full extent such persons would be indemnified by Tucker pursuant to Tucker's Certificate of Incorporation and By-Laws for acts or omissions occurring at or prior to the Effective Time.

     See "--Employee Benefits" as to post-Merger arrangements respecting Tucker employee benefit plans.

ACCOUNTING TREATMENT

     Patterson and Tucker intend that the Merger be treated as a "pooling of interests" for accounting and financial reporting purposes. Consummation of the Merger is conditioned upon, among other things, Patterson and Tucker receiving the opinion of Coopers & Lybrand L.L.P., independent accountants to Patterson, to the effect that, as of the Effective Time, the Merger qualifies for "pooling of interests" accounting treatment if closed and consummated in accordance with the Merger Agreement. In addition, Tucker and Patterson have received the opinion of Arthur Andersen LLP, the independent public accountants to Tucker, to the effect that, as of the date of the Merger Agreement, the requirements for pooling of interests accounting treatment relating to the prior operations of Tucker are satisfied.

     Under the pooling of interests method of accounting, the historical basis of the assets and liabilities of Patterson and Tucker will be combined when the Merger becomes effective and carried forward at their previously recorded amounts, the shareholders' equity accounts of Patterson and Tucker will be combined on Patterson's consolidated balance sheet, and no goodwill or other intangible assets will be created. Financial statements of Patterson issued after consummation of the Merger will be restated retroactively to reflect the consolidated operations of Patterson and Tucker as if the Merger had been in effect for the periods presented therein.

     The pro forma financial information presented in this Prospectus/Joint Proxy Statement has been prepared using the pooling of interests accounting method to account for the Merger. See "Unaudited Pro Forma Combined Financial Statements."

RESALES OF PATTERSON COMMON STOCK RECEIVED IN THE MERGER

     Patterson Common Stock that will be issued if the Merger is consummated will have been registered under the Securities Act and will be freely transferable, except for shares received by persons, including directors and officers of Tucker and Patterson, who may be deemed to be "affiliates" of Tucker and Patterson, as that term is used in (i) paragraphs (c) and (d) of Rule 145 under the Securities Act, and/or (ii) Accounting Series Releases 130 and 135, as amended, of the Commission. Affiliates may not sell their shares of Patterson Common Stock acquired pursuant to the Merger, except (a) pursuant to an effective registration statement under the Securities Act covering those shares,
(b) in compliance with Rule 145, or (c) in the opinion of counsel reasonably satisfactory to Patterson, pursuant to another applicable exemption from the registration requirements of the Securities Act. Commission guidelines further indicate that the pooling of interests method of accounting will generally not be challenged on the basis of sales by affiliates of the acquiring or acquired company if such affiliates do not dispose of any of the shares of the acquiring or acquired company they owned prior to the consummation of a merger or shares of the acquiring corporation they receive in connection with a merger during the period beginning 30 days before the merger and ending when financial results covering at least 30 days of post-merger operations of the combined entity have been published. Tucker and Patterson intend to obtain customary agreements with all directors, officers and affiliates of Tucker and Patterson under which those persons would represent that they will not dispose of their shares of Patterson Common Stock received in the Merger or the shares of Patterson Common Stock or Tucker Common Stock held by them prior to the Merger, except in compliance with the Securities Act and the rules and regulations promulgated thereunder, and in a manner that would not adversely affect the ability of Patterson to treat the Merger as a pooling of interests for financial reporting purposes. This Prospectus/Joint Proxy Statement does not cover any resales of Patterson Common Stock received by affiliates of Tucker or Patterson. Forms of the agreements of the affiliates of Tucker and Patterson are set forth as Exhibit I(A) and I(B), respectively, to the Merger Agreement.

               UNAUDITED PRO FORMA COMBINED FINANCIAL STATEMENTS

     The following unaudited pro forma combined financial statements reflect adjustments to the historical consolidated balance sheets and statements of income of Patterson and the historical balance sheets and statements of operations of Tucker to give effect to the Merger, using the pooling of interests method of accounting. The unaudited pro forma combined balance sheet at March 31, 1996, assumes the Merger was consummated as of March 31, 1996 and the unaudited pro forma combined statements of income assume the Merger was consummated as of January 1, 1993.

     The following unaudited pro forma combined financial statements have been prepared from, and should be read in conjunction with, the historical consolidated financial statements and notes thereto of Patterson that are incorporated herein by reference and attached hereto as a part of Annexes IV and VI, and the historical balance sheets and statements of operations of Tucker that are incorporated herein by reference and attached hereto as a part of Annex
VII. The pro forma combined statements of income are not necessarily indicative of operating results that would have occurred had the Merger been consummated as of January 1, 1993, nor are they indicative of future operating results of the combined companies.

                             PATTERSON ENERGY, INC.
                        PRO FORMA COMBINED BALANCE SHEET
                                 MARCH 31, 1996
                                  (UNAUDITED)

                                                                   TUCKER
                                               PATTERSON          DRILLING                 PRO FORMA
                                              ENERGY, INC.     COMPANY, INC.     -----------------------------
                                             MARCH 31, 1996    MARCH 31, 1996    ADJUSTMENTS         COMBINED
                                             --------------    --------------    -----------        ----------
Current assets:
  Cash and cash equivalents...............     $ 3,432,761       $ 6,877,012      $       --        $10,309,773
  Marketable securities...................              --           524,323              --            524,323
  Accounts receivable:
    Trade
      Billed..............................       7,709,159         2,073,988        (225,470)(f)      9,557,677
      Unbilled............................       1,184,350                --         241,753 (a)      1,426,103
    Oil and gas sales.....................         414,185                --         225,470 (f)        639,655
  Cost of uncompleted drilling contracts
    in excess of related billings.........              --           227,269        (227,269)(a)             --
  Equipment inventory.....................         469,606             8,628              --            478,234
  Deferred income taxes...................         614,567           444,380              --          1,058,947
  Undeveloped oil and gas properties held
    for resale............................       2,785,351                --              --          2,785,351
  Other current assets....................         153,655           176,991              --            330,646
                                               -----------       -----------       ---------        -----------
         Total current assets.............      16,763,634        10,332,591          14,484         27,110,709
                                               -----------       -----------       ---------        -----------
Property and equipment, at cost, net......      26,898,518         7,773,401         141,620 (b)     34,813,539
Deferred income taxes.....................       1,609,892           396,043         (48,151)(b)      1,957,784
Deposits on workers' compensation
  insurance policy........................         343,760                --              --            343,760
Other assets..............................         148,977           590,432              --            739,409
                                               -----------       -----------       ---------        -----------
         Total assets.....................     $45,764,781       $19,092,467       $ 107,953        $64,965,201
                                               ===========       ===========       =========        ===========
Current liabilities:
  Current maturities of notes payable.....     $ 2,207,005       $        --       $      --        $ 2,207,005
  Accounts payable:
    Trade.................................       5,529,134         1,013,315              --          6,542,449
    Revenue distribution..................       1,481,773            91,215              --          1,572,988
    Other.................................         290,900                --              --            290,900
  Accrued expenses........................       1,514,347           436,070              --          1,950,417
                                               -----------       -----------       ---------        -----------
         Total current liabilities........      11,023,159         1,540,600              --         12,563,759
                                               -----------       -----------       ---------        -----------
Deferred liabilities......................              --           376,746              --            376,746
Notes payable, less current maturities....      12,592,363                --              --         12,592,363
                                               -----------       -----------       ---------        -----------
                                                12,592,363           376,746              --         12,969,109
                                               -----------       -----------       ---------        -----------
Commitments and contingencies.............              --                --              --                 --
Stockholders' equity:
  Preferred stock.........................              --                --              --                 --
  Common stock............................          31,950            20,975          (5,453)(e)         47,472
  Additional paid-in capital..............      14,095,200         4,946,384           5,453 (e)     19,047,037
  Retained earnings.......................       8,022,109        12,207,762         107,953 (a)(b)  20,337,824
                                               -----------       -----------       ---------        -----------
         Total stockholders' equity.......      22,149,259        17,175,121         107,953         39,432,333
                                               -----------       -----------       ---------        -----------
           Total liabilities and
             stockholders' equity.........     $45,764,781       $19,092,467       $ 107,953        $64,965,201
                                               ===========       ===========       =========        ===========

  See accompanying notes to unaudited pro forma combined financial statements.

                             PATTERSON ENERGY, INC.
                    PRO FORMA COMBINED STATEMENTS OF INCOME
                      FOR THE QUARTER ENDED MARCH 31, 1996
                                  (UNAUDITED)

                                                                     TUCKER
                                                   PATTERSON        DRILLING
                                                 ENERGY, INC.     COMPANY, INC.             PRO FORMA
                                                   MARCH 31,        MARCH 31,      ---------------------------
                                                     1996             1996         ADJUSTMENTS       COMBINED
                                                 -------------    -------------    -----------      ----------
Operating revenue:
  Drilling.....................................   $10,533,137      $3,426,479        $136,120 (a)   $14,095,736
  Oil and gas sales............................     1,324,143         365,815              --         1,689,958
  Well operation fees..........................       344,827              --          40,995 (c)       385,822
  Other........................................        74,015              --              --            74,015
                                                  -----------      ----------        --------       -----------
                                                   12,276,122       3,792,294         177,115        16,245,531
                                                  -----------      ----------        --------       -----------
Operating costs and expenses:
  Direct drilling costs........................     8,746,180       2,563,989         113,178 (a)    11,423,347
  Lease operating and production...............       387,546          93,827              --           481,373
  Writedown due to impairment of long-lived
    assets.....................................            --         159,403              --           159,403
  Exploration costs............................       115,929              --              --           115,929
  Dry holes and abandonments...................        67,921          83,776              --           151,697
  Depreciation, depletion and amortization.....     1,733,382         538,026          21,818 (a)(b)  2,293,226
  General and administrative...................       808,092         527,190          40,995 (c)     1,376,277
                                                  -----------      ----------        --------       -----------
                                                   11,859,050       3,966,211         175,991        16,001,252
                                                  -----------      ----------        --------       -----------
Operating income (loss)........................       417,072        (173,917)          1,124           244,279
                                                  -----------      ----------        --------       -----------
Other income (expense):
  Net gain on sale of assets...................        26,613          24,281            (970)(b)        49,924
  Interest income..............................        34,640          86,193              --           120,833
  Interest expense.............................      (329,454)             --              --          (329,454)
  Other........................................        40,777          20,512              --            61,289
                                                  -----------      ----------        --------       -----------
    Other income (expense), net................      (227,424)        130,986            (970)          (97,408)
                                                  -----------      ----------        --------       -----------
Income (loss) before income taxes..............       189,648         (42,931)            154           146,871
                                                  -----------      ----------        --------       -----------
Income taxes:
  Current......................................        23,439          38,926              --            62,365
  Deferred income tax benefit..................    (1,609,892)       (840,423)         48,151 (b)    (2,402,164)
                                                  -----------      ----------        --------       -----------
    Income tax benefit.........................    (1,586,453)       (801,497)         48,151        (2,339,799)
                                                  -----------      ----------        --------       -----------
Net income.....................................   $ 1,776,101       $ 758,566        $(47,997)      $ 2,486,670
                                                  ===========      ==========        ========       ===========
Net income per common share:
  Primary......................................   $      0.53       $    0.36                       $      0.51
                                                  ===========      ==========                       ===========
  Assuming full dilution.......................   $      0.53             N/A                       $      0.50
                                                  ===========      ==========                       ===========
Weighted average number of common shares
  outstanding:
  Primary......................................     3,334,032       2,094,179                         4,923,846
                                                  ===========      ==========                       ===========
  Assuming full dilution.......................     3,340,594             N/A                         4,931,666
                                                  ===========      ==========                       ===========

  See accompanying notes to unaudited pro forma combined financial statements.

                             PATTERSON ENERGY, INC.
                    PRO FORMA COMBINED STATEMENTS OF INCOME
                      FOR THE YEAR ENDED DECEMBER 31, 1995
                                  (UNAUDITED)

                                        PATTERSON         TUCKER DRILLING              PRO FORMA
                                      ENERGY, INC.         COMPANY, INC.      ---------------------------
                                    DECEMBER 31, 1995     MARCH 31, 1996      ADJUSTMENTS       COMBINED
                                    -----------------    -----------------    ----------       ----------
Operating revenue:
  Drilling.........................    $41,248,844          $16,594,979        $(244,643)(a)   $57,599,180
  Oil and gas sales................      4,124,473            1,275,063               --         5,399,536
  Well operation fees..............      1,132,279                   --          163,978 (c)     1,296,257
  Other............................        148,976                   --               --           148,976
                                       -----------          -----------        ---------       -----------
                                        46,654,572           17,870,042          (80,665)       64,443,949
                                       -----------          -----------        ---------       -----------
Operating costs and expenses:
  Direct drilling costs............     33,491,622           13,140,272         (172,394)(a)    46,459,500
  Lease operating and production...      1,174,658              334,548               --         1,509,206
  Exploration costs................        369,133                   --               --           369,133
  Writedown due to impairment of
     long-lived assets.............             --              159,403               --           159,403
  Dry holes and abandonments.......        682,597              108,624               --           791,221
  Depreciation, depletion and
     amortization..................      5,313,917            2,184,236           24,542 (a)(b)  7,522,695
  General and administrative.......      3,201,452            1,697,510          163,978 (c)     5,062,940
                                       -----------          -----------        ---------       -----------
                                        44,233,379           17,624,593           16,126        61,874,098
                                       -----------          -----------        ---------       -----------
Operating income...................      2,421,193              245,449          (96,791)        2,569,851
                                       -----------          -----------        ---------       -----------
Other income (expense):
  Net gain on sale of assets.......        313,167               64,280           (3,880)(b)       373,567
  Interest income..................        145,774              399,689               --           545,463
  Interest expense.................     (1,064,523)                  --               --       (1,064,523)
  Other............................         11,914               23,032               --            34,946
                                       -----------          -----------        ---------       -----------
     Other income (expense), net...       (593,668)             487,001           (3,880)         (110,547)
                                       -----------          -----------        ---------       -----------
Income before income taxes.........      1,827,525              732,450         (100,671)        2,459,304
                                       -----------          -----------        ---------       -----------
Income taxes:
  Current..........................        120,634               92,926               --           213,560
  Deferred income tax benefit......       (208,052)            (840,423)          48,151 (b)    (1,000,324)
                                       -----------          -----------        ---------       -----------
     Income tax benefit............        (87,418)            (747,497)          48,151          (786,764)
                                       -----------          -----------        ---------       -----------
Net income.........................    $ 1,914,943          $ 1,479,947        $(148,822)      $ 3,246,068
                                       ===========          ===========        =========       ===========
Net income per common share:
  Primary..........................    $      0.68          $      0.71                        $      0.74
                                       ===========          ===========                        ===========
  Assuming full dilution...........    $      0.65                  N/A                        $      0.72
                                       ===========          ===========                        ===========
Weighted average number of common
  shares outstanding:
  Primary..........................      2,836,391            2,084,925                          4,379,236
                                       ===========          ===========                        ===========
  Assuming full dilution...........      2,961,475                  N/A                          4,518,453
                                       ===========          ===========                        ===========

   See accompany notes to unaudited pro forma combined financial statements.

                             PATTERSON ENERGY, INC.
                    PRO FORMA COMBINED STATEMENTS OF INCOME
                      FOR THE YEAR ENDED DECEMBER 31, 1994
                                  (UNAUDITED)

                                                              TUCKER
                                         PATTERSON           DRILLING                 PRO FORMA
                                       ENERGY, INC.       COMPANY, INC.     -----------------------------
                                     DECEMBER 31, 1994    MARCH 31, 1995    ADJUSTMENTS         COMBINED
                                     -----------------    --------------    -----------        ----------
Operating revenue:
  Drilling..........................    $31,408,087        $23,189,704       $ 224,975 (a)     $54,822,766
  Oil and gas sales.................      2,741,597            852,189              --           3,593,786
  Well operation fees...............        833,963                 --         145,793 (c)         979,756
  Other.............................        133,240                 --              --             133,240
                                        -----------        -----------       ---------         -----------
                                         35,116,887         24,041,893         370,768          59,529,548
                                        -----------        -----------       ---------         -----------
Operating costs and expenses:
  Direct drilling costs.............     25,167,186         17,743,859         169,481 (a)      43,080,526
  Lease operating and production....        873,568            294,711         (26,888)(d)       1,141,391
  Exploration costs.................        206,659                 --          26,888 (d)         233,547
  Dry holes and abandonments........      1,093,165            185,968              --           1,279,133
  Depreciation, depletion and
     amortization...................      2,880,985          1,942,899          88,045 (a)(b)    4,911,929
  General and administrative........      2,863,331          1,784,360         145,793 (c)       4,793,484
                                        -----------        -----------       ---------         -----------
                                         33,084,894         21,951,797         403,319          55,440,010
                                        -----------        -----------       ---------         -----------
Operating income....................      2,031,993          2,090,096         (32,551)          4,089,538
                                        -----------        -----------       ---------         -----------
Other income (expense):
  Net gain on sale of assets........        359,083            357,390        (105,464)(b)         611,009
  Interest income...................        193,417            215,528              --             408,945
  Interest expense..................       (366,152)                --              --            (366,152)
  Other.............................         64,052            (39,032)             --              25,020
                                        -----------        -----------       ---------         -----------
     Other income, net..............        250,400            533,886        (105,464)            678,822
                                        -----------        -----------       ---------         -----------
Income before income taxes..........      2,282,393          2,623,982        (138,015)          4,768,360
                                        -----------        -----------       ---------         -----------
Income taxes:
  Current...........................        165,462             47,887              --             213,349
  Deferred income tax benefit.......       (406,515)                --              --            (406,515)
                                        -----------        -----------       ---------         -----------
     Income tax expense (benefit)...       (241,053)            47,887              --            (193,166)
                                        -----------        -----------       ---------         -----------
Net income..........................    $ 2,523,446        $ 2,576,095       $(138,015)        $ 4,961,526
                                        ===========        ===========       =========         ===========
Net income per common share:
  Primary...........................    $      1.01        $      1.25                         $      1.23
                                        ===========        ===========                         ===========
  Assuming full dilution............            N/A                N/A                                 N/A
                                        ===========        ===========                         ===========
Weighted average number of common
  shares outstanding:
  Primary...........................      2,501,438          2,065,177                           4,029,669
                                        ===========        ===========                         ===========
  Assuming full dilution............            N/A                N/A                                 N/A
                                        ===========        ===========                         ===========

  See accompanying notes to unaudited pro forma combined financial statements.

                             PATTERSON ENERGY, INC.
                    PRO FORMA COMBINED STATEMENTS OF INCOME
                      FOR THE YEAR ENDED DECEMBER 31, 1993
                                  (UNAUDITED)

                                                             TUCKER
                                        PATTERSON           DRILLING                 PRO FORMA
                                      ENERGY, INC.       COMPANY, INC.     ------------------------------
                                    DECEMBER 31, 1993    MARCH 31, 1994    ADJUSTMENTS          COMBINED
                                    -----------------    --------------    -----------         ----------
Operating revenue:
  Drilling.........................    $21,395,891        $16,431,026       $ (80,440)(a)      $37,746,477
  Oil and gas sales................      2,447,786          1,465,960              --            3,913,746
  Well operation fees..............        815,360                 --         248,269 (c)        1,063,629
  Other............................        168,926                 --              --              168,926
                                       -----------        -----------       ---------          -----------
                                        24,827,963         17,896,986         167,829           42,892,778
                                       -----------        -----------       ---------          -----------
Operating costs and expenses:
  Direct drilling costs............     17,250,733         13,446,419         (65,760)(a)       30,631,392
  Lease operating and production...        725,486            518,751         (37,441)(d)        1,206,796
  Exploration costs................        279,644                 --          37,441 (d)          317,085
  Dry holes and abandonments.......        189,981            205,527              --              395,508
  Depreciation, depletion and
     amortization..................      2,321,306          2,673,152        (339,761)(a)(b)     4,654,697
  General and administrative.......      2,317,741          1,447,756         248,269 (c)        4,013,766
                                       -----------        -----------       ---------          -----------
                                        23,084,891         18,291,605        (157,252)          41,219,244
                                       -----------        -----------       ---------          -----------
Operating income (loss)............      1,743,072           (394,619)        325,081            1,673,534
                                       -----------        -----------       ---------          -----------
Other income (expense):
  Net gain on sale of assets.......         84,215             54,057              --              138,272
  Interest income..................         62,327             78,740              --              141,067
  Interest expense.................       (330,739)                --              --             (330,739)
  Other............................        122,022             (4,559)             --              117,463
                                       -----------        -----------       ---------          -----------
     Other income (expense), net...        (62,175)           128,238              --               66,063
                                       -----------        -----------       ---------          -----------
Income (loss) before income
  taxes............................      1,680,897           (266,381)        325,081            1,739,597
                                       -----------        -----------       ---------          -----------
Income taxes:
  Current..........................        123,309                 --              --              123,309
  Deferred income tax benefit......             --                 --              --                   --
                                       -----------        -----------       ---------          -----------
     Income tax expense............        123,309                 --              --              123,309
                                       -----------        -----------       ---------          -----------
Net income (loss)..................    $ 1,557,588         $ (266,381)      $ 325,081          $ 1,616,288
                                       ===========        ===========       =========          ===========
Net income (loss) per common share:
  Primary..........................    $      0.95         $    (0.13)                         $      0.51
                                       ===========        ===========                          ===========
  Assuming full dilution...........            N/A                N/A                                  N/A
                                       ===========        ===========                          ===========
Weighted average number of common
  shares outstanding:
  Primary..........................      1,647,801          2,065,076                            3,175,957
                                       ===========        ===========                          ===========
  Assuming full dilution...........            N/A                N/A                                  N/A
                                       ===========        ===========                          ===========

  See accompanying notes to unaudited pro forma combined financial statements.

                             PATTERSON ENERGY, INC.

                          NOTES TO UNAUDITED PRO FORMA
                         COMBINED FINANCIAL STATEMENTS

1.   PRO FORMA FINANCIAL STATEMENTS

     The basis of the unaudited pro forma combined balance sheet reflects the conversion of each outstanding share of Tucker Common Stock into 0.74 of a share of Patterson Common Stock. This conversion results in a reallocation of approximately $5,453 between common stock and additional paid-in capital. The unaudited pro forma combined statements of income reflect the conversion of the historical number of shares of Tucker Common Stock outstanding used in computing earnings per share into Patterson Common Stock using the Exchange Ratio of 0.74. See "Terms of the Merger--Merger Consideration." The actual number of shares to be issued in the Merger will be determined by the actual number of shares of Tucker Common Stock outstanding at the Effective Time. The Merger Agreement obligates Patterson to consider Tucker Stock Options outstanding at such time. See "Terms of the Merger--Tucker Stock Options." Common stock equivalents have been considered in the income per common share calculation for the year ended December 31, 1995 and the quarter ended March 31, 1996.

2.   PERIODS PRESENTED

     The unaudited pro forma annual combined statements of income were prepared using Patterson audited historical consolidated statements of income for the periods ending December 31, 1993, 1994, and 1995 and Tucker audited historical statements of income for the years ended March 31, 1994, 1995 and 1996. The unaudited pro forma combined statement of income for the three months ended March 31, 1996 was prepared using Patterson's unaudited consolidated statement of income for the three month period ended March 31, 1996 and Tucker's annual statement of income for the twelve months ended March 31, 1996 less activity through December 31, 1995 as reflected in Tucker's unaudited statement of income for the nine months ended December 31, 1995.

3.   RECLASSIFICATIONS

     Certain reclassifications have been made to the historical consolidated financial statements of Patterson to conform with the 1996 presentation.

4.   PRO FORMA ADJUSTMENTS

     Differences exist between certain methods of accounting for various oil and gas producing activities and contract drilling activities. The following pro forma adjustments to Tucker's financial statements are necessary to apply consistent methods of accounting treatment and presentation among the activities of both Patterson and Tucker:

     a. Accounts receivable trade-unbilled has been increased for the adjustment required to convert Tucker's methodology of accounting for wells in progress from the completed contract method for day work and footage drilling arrangements to the percentage-of-completion method. Furthermore, this adjustment requires that drilling revenues and direct drilling and certain depreciation costs be recognized to the extent incurred for each period. As such, drilling revenues and direct drilling and depreciation costs have been increased for each period presented.

     b. Property and equipment has been increased for the adjustment necessary to convert Tucker's method of evaluating impairment of its oil and gas properties (i.e., ceiling test) from the use of discounted future cash flows to undiscounted future cash flows. Property and equipment has been increased to its original historical cost basis for the adjustment necessary ($331,971 for fiscal year ended March 31, 1994). Depreciation, depletion and amortization expense has been increased ($7,666, $73,355 and $40,352 for fiscal years ended March 31, 1994, 1995 and 1996, respectively) and any gain realized on the sale of such assets ($105,464 and $3,880 for fiscal years ended March 31, 1995 and 1996, respectively) has been reduced as a result of Tucker's

                          NOTES TO UNAUDITED PRO FORMA
increased basis in its oil and gas properties. In addition, provision for income taxes has been adjusted by $48,151 for the effect on deferred tax amounts relating to these adjustments.

     c. Well operation fees and general and administrative expenses have been increased by the same amount to reflect the adjustment necessary to separately present such activities of Tucker. Tucker netted well operation activities against general and administrative expenses.

     d. Exploration costs have been increased for amounts previously included in lease operating and production costs by Tucker. Patterson provides for separate presentation for such expenses.

     e. Tucker Common Stock has been decreased and additional paid-in capital has been increased to adjust for the number of shares of Patterson Common Stock issued to consummate the Merger pursuant to the Exchange Ratio of 0.74.

     f. Tucker oil and gas sales receivables have been reclassified from accounts receivable trade-billed.

5.   MERGER COSTS

     The unaudited pro forma combined financial statements do not include estimated Merger expenses, which are not expected to exceed $2,130,000. The expenses, which consist primarily of financial advisory fees, outside legal, accounting and professional fees and one-time costs of consolidating certain operational and administrative functions of the companies, in the approximate amount of $1,880,000 will be expensed during the year ended December 31, 1996. The remaining approximately $250,000 is expected to be expensed after year ended December 31, 1996. The estimated Merger expenses include severance payments to certain Tucker employees that will result from the consolidation of certain operational and administrative functions. These expenses are estimated to be approximately $825,000. The level of severance is dependent upon organizational and employment decisions that will not be finalized until after the Merger. Certain of the employees that are expected to be terminated are covered by the severance agreements. The unaudited pro forma combined financial statements do not include any cost savings expected to occur as a result of the Merger.

                             BUSINESS OF PATTERSON

     Patterson was organized as a Texas corporation in January 1978 and was reincorporated as a Delaware corporation in October 1993. Patterson was organized under the name Patterson Drilling Company, Inc. In 1984, Patterson changed its name to Patterson Energy, Inc., but continues to conduct business under the assumed name of Patterson Drilling Company. Patterson completed an initial public offering ("IPO") of Common Stock and Redeemable Warrants during December 1993. All of the Redeemable Warrants have either been exercised or redeemed.

     Patterson is engaged in onshore contract drilling for oil and gas, and, to a lesser extent, in the exploration, development and production of oil and gas. Patterson's operations are conducted in the Permian Basin in West Texas and Southeastern New Mexico and in South and Southeast Texas, primarily in the Austin Chalk Trend.

CONTRACT DRILLING OPERATIONS

     Patterson has been engaged in the contract drilling business since its inception in 1978 and is a leading provider of contract drilling services in the Austin Chalk Trend and the Permian Basin. Patterson owns 27 drilling rigs, 26 of which are currently operable. Fourteen of the 27 rigs and interests in two others owned in part by Patterson were acquired (or, in the case of one of the rigs, constructed) after Patterson's IPO. Patterson's rigs have rated maximum depth capabilities ranging from 9,000 to 22,000 feet and can be used for either vertical or horizontal drilling.

     Patterson markets its contract drilling services to major oil companies and independent producers primarily under standard day work and footage contracts. During 1995, Patterson contract drilled 215 wells for 68 nonaffiliated customers, as compared to 171 wells drilled for 61 nonaffiliated customers in 1994. Patterson has substantial experience in contract drilling horizontal wells, primarily in the Austin Chalk Trend. Of the wells drilled in 1995 and 1994, 54 in each year were horizontal wells.

     Patterson's business strategy for its contract drilling operations is to build upon its reputation in the market place by, among other things, continuing its ongoing program of upgrading and maintaining its drilling rigs in good operating condition and retaining high quality, experienced drilling supervisors in the field. In addition, if favorable opportunities arise, Patterson will seek to expand its rig fleet through selected acquisitions and/or mergers.

OIL AND GAS OPERATIONS

     Patterson has been engaged in oil and gas exploration, development and production in the Austin Chalk Trend and Permian Basin since early 1982. Beginning in the first quarter of 1986, Patterson's exploration and development effort was severely curtailed due to a steep drop in the price of oil and gas, a decline in cash flow and a severe liquidity shortage. Prior to its IPO, Patterson's ability to significantly expand its exploration, development and production activities in the Austin Chalk Trend and the Permian Basin was impaired due to a continuing liquidity shortage. Net proceeds from the IPO provided Patterson with initial capital to expand these activities.

     From completion of the IPO in December 1993 through December 31, 1995, Patterson participated as a working interest owner in the drilling of 68 gross (8.6 net) development wells and nine gross (2.0 net) exploratory wells in its two areas of operations, of which 53 gross (6.4 net) development wells and two gross (0.4 net) exploratory wells were completed as productive. Primarily as a result of these operations, Patterson increased its proved developed reserves from approximately 407,000 BOE at December 31, 1993, to approximately 1,267,000 BOE at December 31, 1995. Over this same period, Patterson's present value of estimated future net revenues before income taxes discounted at 10% increased from approximately $2,603,000 to approximately $7,858,000 at December 31, 1995. Patterson's average daily production increased from approximately 382 BOE in the fourth quarter of 1993 to approximately 900 BOE in the fourth quarter of 1995. As of December 31, 1995, Patterson was the operator of 223 wells as compared to approximately 89 Patterson-operated wells at the time of the IPO. Patterson owns a working interest in substantially all of the operated wells. At that date, Patterson had a working interest in 40,496 gross (7,139 net) developed acres, 297 (10 net) productive wells and 29,970 gross (7,323 net) undeveloped acres.

     Patterson's strategy for its oil and gas operations is to increase its oil and gas reserves primarily through development drilling, as well as selected acquisitions of producing properties for further development. The development drilling is expected to occur near producing properties. Although Patterson from time to time will participate through a working interest in exploratory drilling, the focus of Patterson's drilling activities for the foreseeable future will be exploration and development drilling in South and Southeast Texas, including the Austin Chalk Trend (horizontal drilling of the Austin Chalk, Buda, Edwards, Glenrose and Georgetown formations) and three dimensional seismic prospects in the Permian Basin of West Texas and Southeastern New Mexico and in South Texas.

OTHER ACTIVITIES

     Patterson is also engaged in the marketing of oil produced from Patterson-operated wells through Patterson Petroleum Trading Company, Inc., a wholly-owned subsidiary. Patterson believes that this business is not material to is overall operations.

     In October 1994, Patterson incorporated Patterson Drilling Programs, Inc. as a wholly-owned subsidiary to act as managing partner of general and/or limited partnerships which may be organized from time to time for the purpose of exploration, development and production of oil and gas. No partnerships have been organized to date, and no assurance can be given that any partnerships will be organized.

RECENT DEVELOPMENTS

     On April 30, 1996, Patterson's credit facility with CIT Group/Equipment Financing, Inc. ("CIT") was increased from $7 million to $10 million, provided that 62% of the collateral value for the loan exceeds such amount. In addition, the related loan agreement between CIT and Patterson dated March 14, 1995, was further amended to change: (i) the consolidated cash flow ratio from 1.5:1.0 to 2.0:1.0; (ii) the consolidated tangible net worth requirement from $12 million to $13 million; and (iii) the ratio of total liabilities to tangible net worth from 1.75:1.0 to up to 2.0:1.0 in increments of .10 should Patterson acquire assets or stock with proceeds of indebtedness other than the CIT loan. For additional information concerning the CIT loan see Note 4 of Notes to Consolidated Financial Statements of Patterson Energy, Inc. and Subsidiaries included as a part of the Patterson 1996 Form 10-KSB attached hereto as Annex
IV. As of the date of this Prospectus/Joint Proxy Statement, the total principal balance outstanding under the CIT loan was $7,700,000.

     Additional information concerning Patterson, including its business, financial affairs and directors and executive officers is variously contained in the Patterson 1995 Form 10-KSB, the Patterson 1996 Proxy Statement, and the Patterson First Quarter 1996 Form 10-Q, included herein as Annexes IV, V and VI, respectively.

                               BUSINESS OF TUCKER

     Tucker is principally engaged in onshore contract oil and gas drilling operations in Texas, and also engages in oil and gas exploration and development for its own account and in the production and sale of oil and gas from its net reserves. Most of Tucker's contract drilling activities are conducted in West and North Texas in the Permian and Hardeman Basins.

CONTRACT DRILLING

     Tucker engages in onshore contract drilling of oil and gas wells for major oil companies, independent oil and gas producers and for its own account. Tucker owns and operates 13 land drilling rigs with depth capacities to 13,500 feet. Generally, Tucker's rigs are operated in the Permian Basin of West Texas and the Hardeman Basin of North Texas. An onshore drilling rig consists of engines, drawworks, mast, pumps to circulate the drilling fluid, blowout preventers, the drillstring and related equipment. The size and type of rig utilized depend upon well depth and site conditions, among other factors.

     For the year ended March 31, 1996, Tucker drilled a total of 157 wells for 40 unaffiliated customers, most of whom were independent oil and gas operators. This compared with 276 wells drilled for 38 unaffiliated customers for the year ended March 31, 1995. During the year ended March 31, 1996, two contract drilling customers accounted for 21% and 19%, respectively, of revenues. During the year ended March 31, 1995, three contract drilling customers accounted for 17%, 15%, and 14%, respectively, of revenues.

OIL AND GAS OPERATIONS

     Tucker's oil and gas operations consist of the geological evaluation of prospective oil and gas properties, the acquisition of oil and gas leases or other mineral interests for the purpose of drilling for its own account, and the production and sale of oil and gas from its properties. These operations are principally conducted in West Texas.

     Tucker has a full time technical staff which currently includes two geologists whose services are principally utilized in the generation and evaluation of oil and gas prospects. From time to time Tucker also utilizes the services of independent consulting geologists.

     Tucker participates with other individuals, partnerships and corporations in its oil and gas operations, as is customary in the industry. For some of the wells in which it has an interest Tucker acted as drilling contractor and acts as operator through agreements with other interest owners. These agreements give Tucker responsibility for and control of drilling, completion and operations of the wells.

     Tucker's agreements involving the drilling of wells with participants vary but generally provide for a working interest with a proportionate or less than proportionate share of costs to Tucker on the first well drilled on a prospect to the point a well is determined to be commercially productive or is otherwise plugged and abandoned. These agreements also provide that all participants, including Tucker, pay their proportionate share of all subsequent costs. In addition, where Tucker is the operator, interest owners make an additional per well payment to Tucker to compensate it for its administrative and supervisory services.

     At March 31, 1996, Tucker owned a working interest in 7,720 gross (1,290 net) developed acres, 72 gross (12.70 net) productive wells and 34,000 gross (5,600 net) undeveloped acres. At that date, Tucker had proved developed reserves of 151,894 Bbls of oil and 1,298,421 Mcf of natural gas or 368,298 BOE. Tucker's present value of estimated future net revenues before income taxes discounted at 10% was approximately $2,437,000 at March 31, 1996.

RECENT DEVELOPMENTS

     The Tucker Board of Directors granted Larry J. Tucker, the Chairman of the Board of Directors, President and Chief Executive Officer of Tucker, a leave of absence on May 1, 1996. Upon Larry Tucker's leave of absence, T. Mark Tucker, the Vice President-Land of Tucker, began serving as acting Chairman of the Board and President of Tucker. Each of the current directors of Tucker (including Larry Tucker) were serving as directors at the time the Tucker Board of Directors approved the Merger Agreement and determined that the Merger is fair and advisable and in the best interests of Tucker and its stockholders.

     Additional information concerning Tucker, including its business, financial affairs and directors and executive officers is contained in the Tucker 1996 Form 10-KSB included as Annex VII to this Prospectus/Joint Proxy Statement.

                        POST-MERGER PROFILE AND STRATEGY

CONTRACT DRILLING RIGS AND OIL AND GAS INTERESTS

     As a result of the Merger, Patterson will own 40 drilling rigs, 39 of which will be operable. Patterson will also own leasehold interests in 48,000 gross (8,000 net) developed acres, 354 gross (38 net) productive wells and 64,000 gross (13,000 net) undeveloped acres. Based on the December 31, 1995 proved developed reserves of Patterson and the March 31, 1996 proved developed reserves of Tucker, Patterson will have proved developed reserves of 757,000 Bbls and 5,270,000 Mcf of natural gas or 1,635,000 BOE.

     Following the Merger, Patterson intends to transfer its contract drilling rigs and related equipment to Patterson Drilling Company (the Surviving Corporation). As a result of this transfer, Patterson will serve as a holding company for its contract drilling operations and its oil and gas operations. Patterson's contract drilling operations will be conducted through Patterson Drilling Company and its oil and gas operations will be conducted through Patterson Drilling Company and through Patterson Petroleum, Inc., another wholly-owned subsidiary of Patterson.

STRATEGIES

     Patterson's existing strategies with respect to its contract drilling and oil and gas operations will continue following the Merger, except that the Hardeman Basin in North Texas will be added as an area of operation for both segments.

     Patterson anticipates that the combined entity will be able to realize significant reductions in general and administrative expenses from the pre-Merger expenses of Patterson and Tucker. It is expected that most of the cost reductions will be through elimination of duplicative personnel, accounting systems and certain other administrative and fixed costs of the two pre-Merger companies.

MANAGEMENT

     Patterson's Board of Directors and executive officers (except for Ronald L. Scandolari, who will become the Vice President-Contract Drilling of the Surviving Corporation) will remain unchanged after the Merger. For information concerning each of the members of the Board of Directors and current executive officers of Patterson, see the Patterson 1996 Proxy Statement included as Annex V to this Prospectus/Joint Proxy Statement. For information concerning Ronald L. Scandolari, see the Tucker 1996 Form 10-KSB included as Annex VII to this Prospectus/Joint Proxy Statement.

                 PRINCIPAL STOCKHOLDERS OF PATTERSON AND TUCKER

PATTERSON

     The following table sets forth, as of the Patterson Record Date, information concerning the beneficial ownership of Patterson Common Stock by:
(i) each person known to Patterson to be the beneficial owner of more than 5% of the outstanding shares of Patterson Common Stock; (ii) each director of Patterson; (iii) each of the executive officers named in the Summary Compensation Table set forth in the Patterson 1996 Proxy Statement attached hereto as Annex V; and (iv) all directors and executive officers as a group.

                                                      AMOUNT AND NATURE          PERCENT OF CLASS
                                                        OF BENEFICIAL        ------------------------
                                                         OWNERSHIP OF        BEFORE THE     AFTER THE
                  NAME AND ADDRESS                    COMMON STOCK(1)(2)       MERGER       MERGER(3)
- - ----------------------------------------------------- ------------------     ----------     ---------
Cloyce A. Talbott....................................       639,974(4)         20.03%         13.47%
2500 Towle Park Road
Snyder, Texas 79549
Metropolitan Life Insurance Company..................       250,000(5)          7.82%          5.26%
One Madison Avenue
New York, New York 10010
C.A. Delaney Capital Management, Ltd.................       280,500(6)          8.78%          5.90%
161 Bay Street, Suite 5100
P.O. Box 713
Toronto, Ontario, M5J 2S1
A. Glenn Patterson...................................       198,081(7)          6.16%          4.15%
2807 34th Street
Snyder, Texas 79549
Kenneth E. Davis.....................................        71,554(8)          2.23%          1.50%
Box 8297
Horseshoe Bay, Texas 78654
Robert C. Gist.......................................        17,943(9)          *              *
12809 Plum Hollow Drive
Oklahoma City, Oklahoma 73142
All executive officers and directors as a group (8
  persons)...........................................       924,198(10)        28.50%         19.26%

- - ---------------

* Less than 1%

(1) Except as stated in the following notes, each person has sole voting and investment powers associated with the shares stated as beneficially owned by him.

(2) Beneficial ownership includes shares over which the indicated beneficial owner exercises voting and/or investment power. Shares of Patterson Common Stock subject to options currently exercisable or exercisable within 60 days are deemed outstanding for computing the percentage ownership of the person holding the options, but not deemed outstanding for computing the percentage ownership of any other person.

(3) Does not give effect to shares purchasable under Tucker Stock Options to be assumed by Patterson at the Effective Time of the Merger and based upon 2,104,076 shares of Tucker Common Stock outstanding as of the Patterson Record Date. See "Terms of the Merger--Tucker Stock Options."

(4) Includes 37,862 shares owned by H.A. and Audrey Talbott Trust, of which Cloyce A. Talbott is a beneficiary and co-trustee, and 57,298 shares owned by SSI Oil & Gas, Inc., a Texas corporation beneficially owned 50% by Cloyce A. Talbott and 50% by A. Glenn Patterson.

(5) Number of shares stated was obtained from a Schedule 13G filed with the Securities and Exchange Commission by Metropolitan Life Insurance Company. State Street Research and Management Company, an affiliate of Metropolitan Life Insurance Company, has also filed a Schedule 13G with the Securities and Exchange Commission for the same shares.

(6) Number of shares stated was obtained from a Schedule 13G filed with the Securities and Exchange Commission by C.A. Delaney Capital Management, Ltd.

(7) Includes 19,360 shares purchasable under exercisable employee stock options and 57,298 shares owned by SSI Oil & Gas, Inc., a Texas corporation beneficially owned 50% by Cloyce A. Talbott and 50% by A. Glenn Patterson (see note 4 above).

(8) Includes 5,474 shares owned by the wife of Mr. Davis and 5,000 shares purchasable under exercisable Non-Employee Directors Stock Options.

(9) Includes 5,000 shares purchasable under exercisable Non-Employee Directors Stock Options.

(10) Includes a total of 47,760 shares purchasable under exercisable employee stock options including the 19,360 shares referenced in note (7) above for Mr. Patterson and 10,000 shares purchasable under Non-Employee Directors Stock Options (see notes 8 and 9 above).

TUCKER

     The following table indicates the beneficial ownership as of the Tucker Record Date of the Tucker Common Stock by: (i) each director; (ii) each of the executive officers named in the Summary Compensation Table set forth in the Tucker 1996 Form 10-KSB attached hereto as Annex VII; (iii) each person known by Tucker to own more than 5% of the outstanding shares of Tucker Common Stock; and
(iv) all directors and executive officers as a group.

                                                      AMOUNT AND NATURE          PERCENT OF CLASS
                                                        OF BENEFICIAL        ------------------------
                                                         OWNERSHIP OF        BEFORE THE     AFTER THE
                  NAME AND ADDRESS                    COMMON STOCK(1)(2)       MERGER       MERGER(3)
- - ----------------------------------------------------- ------------------     ----------     ---------
Dimensional Fund Advisors, Inc.......................       149,600(4)          7.11%          2.33%
1299 Ocean Ave., Suite 650
Santa Monica, California 90401
Larry J. Tucker......................................       116,732(5)(6)       5.50%          1.81%
P.O. Box 1876
San Angelo, Texas 76902
Stavisky Family......................................       114,500(7)          5.44%          1.78%
c/o Reid & Priest
40 West 57th Street
New York, New York 10019
T. Mark Tucker.......................................        66,804(8)          3.15%          1.04%
3226 Ridgecrest
San Angelo, Texas 76904
Charles B. Middlekauf................................        16,000(9)          0.75%           .25%
3209 Clearview
San Angelo, Texas 76904
Bruce L. Fly.........................................         9,505(10)         0.45%           .15%
3102 San Antonio
San Angelo, Texas 76901

                                                      AMOUNT AND NATURE          PERCENT OF CLASS
                                                        OF BENEFICIAL        ------------------------
                                                         OWNERSHIP OF        BEFORE THE     AFTER THE
                  NAME AND ADDRESS                    COMMON STOCK(1)(2)       MERGER       MERGER(3)
- - ----------------------------------------------------- ------------------     ----------     ---------
Marcus H. Cheaney....................................         8,000(10)         0.38%           .12%
3706 Inglewood
San Angelo, Texas 76904
W. P. Carr Jr........................................         8,000(10)         0.38%           .12%
8333 Douglas, Suite 950
Dallas, Texas 75225
All executive officers and directors as a group (7
  persons)...........................................       231,741(11)        10.61%          3.67%

- - ---------------

(1) Except as stated in the following notes, each person has sole voting and investment power with respect to the shares stated as beneficially owned by him.

(2) Beneficial ownership includes shares over which the indicated beneficial owner exercises voting and/or investment power. Shares of Tucker Common Stock subject to options currently exercisable are deemed outstanding for computing the percentage ownership of any person holding the options, but not deemed outstanding for computing the percentage ownership of any other person.

(3) Based upon 4,751,967 shares of Patterson Common Stock outstanding immediately after the Merger, assuming conversion in the Merger of the 2,104,076 shares of Tucker Common Stock outstanding as of the Tucker Record Date.

(4) According to Dimensional Fund Advisors Inc. ("Dimensional"), a registered investment adviser, Dimensional is deemed to have beneficial ownership of 149,600 shares of Common Stock as of March 31, 1996, all of which shares are held in portfolios of DFA Investment Dimensions Group Inc., a registered open-end investment company, or in series of the DFA Group Trust, a Delaware business trust, or the DFA Participation Group Trust, investment vehicles for qualified employee benefit plans, for both of which Dimensional serves as investment manager. Dimensional disclaims beneficial ownership of all such shares.

(5) Excludes 1,100 shares held by Mrs. Larry J. Tucker; Larry J. Tucker disclaims any beneficial interest in all of such shares.

(6) Includes 26,332 shares held by children of Larry J. Tucker. Includes 20,000 shares issuable upon exercise of options granted by Tucker.

(7) Members of the Stavisky Family filed a Schedule 13D with the Commission dated July 27, 1994 on behalf of Theresa Stavisky, Aron Stavisky, Nellie Stavisky and Eugene Roshwalb, Trustee for Hedva Stavisky-Weiss, Jeremy Stavisky and Abigail Stavisky-Lipner. Theresa Stavisky, Aron Stavisky and Nellie Stavisky have sole voting and dispositive power over 10,000; 23,000; and 13,000 shares, respectively. Hedva Stavisky-Weiss, Jeremy Stavisky and Abigail Stavisky-Lipner share voting power, and Eugene Roshwalb, Trustee for Hedva Stavisky-Weiss, Jeremy Stavisky and Abigail Stavisky-Lipner, has sole dispositive power, over 68,500 shares.

(8)  Includes 16,000 shares issuable upon exercise of options granted by Tucker.

(9)  Includes 14,800 shares issuable upon exercise of options granted by Tucker.

(10) Includes 8,000 shares issuable upon exercise of options granted by Tucker.

(11) Includes 74,800 shares purchasable under exercisable employee stock options referenced in Note 6 and Notes 8 through 10 above and 6,700 shares purchasable under exercisable employee stock options held by an executive officer not named in the table.

                     DESCRIPTION OF PATTERSON CAPITAL STOCK

     Patterson's authorized capital consists of 5,000,000 shares of Patterson Common Stock and 1,000,000 shares of Preferred Stock, par value $.01 per share ("Preferred Stock"). As of the Patterson Record Date, there were 3,194,951 shares of Patterson Common Stock outstanding. No shares of Preferred Stock have been issued. At the Patterson Special Meeting, the stockholders of Patterson will vote on the Charter Amendment which, if approved, will increase the authorized shares of Patterson Common Stock from 5,000,000 shares to 9,000,000 shares. See "The Charter Amendment."

     THE FOLLOWING SUMMARY DESCRIPTION OF PATTERSON'S CAPITAL STOCK DOES NOT PURPORT TO BE COMPLETE AND IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO PATTERSON'S CERTIFICATE OF INCORPORATION (THE "PATTERSON CHARTER") AND BYLAWS (THE "PATTERSON BYLAWS"), COPIES OF WHICH HAVE BEEN FILED AS EXHIBITS TO THE REGISTRATION STATEMENT OF WHICH THIS PROSPECTUS/JOINT PROXY STATEMENT IS A PART.

PATTERSON COMMON STOCK

     Holders of Patterson Common Stock are entitled to one vote for each share of Patterson Common Stock held of record on all matters submitted to a vote of stockholders. Holders of a majority of the shares of Patterson Common Stock outstanding may authorize a merger, consolidation, dissolution of Patterson, the sale of all or substantially all of Patterson's assets if not made in the usual or ordinary course of Patterson's business, or an amendment of Patterson's Charter. In the event of liquidation, holders of Patterson Common Stock are entitled to share pro rata in any distribution of Patterson's assets to holders of Patterson Common Stock after payment of liabilities and liquidation preferences, if any, granted to holders of Preferred Stock. There are no preemptive, subscription, conversion or redemption rights regarding Patterson Common Stock. Holders of Patterson Common Stock are entitled to receive such dividends as may be declared on Patterson Common Stock by the Board of Directors in its discretion out of funds legally available for that purpose.

     All outstanding shares of Patterson Common Stock are, and all shares to be issued by Patterson pursuant to the Merger Agreement will be, validly issued, fully paid and nonassessable. The Patterson Board of Directors is authorized to issue additional shares of Patterson Common Stock within the limits authorized by the Patterson Charter without stockholder action.

PATTERSON PREFERRED STOCK

     Preferred Stock may be issued in series from time to time with such designations, relative rights, priorities, preferences, qualifications, limitations and restrictions thereof, to the extent that such are not fixed in Patterson's Charter, as the Board of Directors determines. The rights, preferences, limitations and restrictions of different series of Preferred Stock may differ with respect to dividend rates, amounts payable on liquidation, voting rights, conversion rights, redemptions provisions, sinking fund provisions and other matters. The Board of Directors may authorize the issuance of Preferred Stock which ranks senior to Patterson Common Stock with respect to the payment of dividends and the distribution of assets on liquidation. In addition, the Board of Directors is authorized to fix the limitations and restrictions, if any, upon the payment of dividends on Patterson Common Stock to be effective while any shares of Preferred Stock are outstanding. The Board of Directors, without stockholder approval, can issue Preferred Stock with voting and conversion rights which could adversely affect the voting power of the holders of Patterson Common Stock. The issuance of Preferred Stock may have the effect of delaying, deferring or preventing a change in control of Patterson. Patterson has no present intention to issue shares of Preferred Stock.

TRANSFER AGENT

     The transfer agent for the Patterson Common Stock is Continental Stock Transfer & Trust Company, New York, New York.

CERTAIN PROVISIONS AFFECTING PATTERSON STOCKHOLDERS

     Delaware, like many other states, permits a corporation to adopt a number of measures through amendment of the corporate charter or bylaws or otherwise, which may have the effect of delaying or deterring any unsolicited takeover attempts. Section 203 of the General Corporation Law of the State of Delaware (the "DGCL"), which applies to Patterson since the Patterson Common Stock is traded on the Nasdaq National Market, restricts certain "business combinations" with "interested stockholders" for three years following the date that person becomes an interested stockholder, unless the Board of Directors approves the business combination. (Section 203 of the DGCL also currently applies to Tucker.) "Business combination" is defined to include mergers, sale of assets and other similar transactions with an "interested stockholder." An "interested stockholder" is defined as a person who, together with affiliates and associates, owns (or, within the prior three years, did own) 15% or more of the corporation's voting stock. By delaying or deterring unsolicited takeover attempts, these provisions could adversely affect prevailing market prices for Patterson Common Stock.

     The Patterson Charter and Patterson Bylaws contain certain provisions that could discourage potential takeover attempts and make more difficult attempts by stockholders to change management. The following paragraphs set forth a summary of these provisions:

     SPECIAL MEETINGS OF STOCKHOLDERS. The Patterson Charter provides that special meetings of stockholders may be called only by the Board of Directors (or a majority of the members thereof), the Chief Executive Officer, the President or the holders of a majority of the outstanding stock entitled to vote at such special meeting. This provision will make it more difficult for stockholders to call a special meeting.

     NO STOCKHOLDER ACTION BY WRITTEN CONSENT. The Patterson Charter provides that stockholder action may be taken only at annual or special meetings and not by written consent of the stockholders.

     ADVANCE NOTICE REQUIREMENTS FOR STOCKHOLDER PROPOSALS AND DIRECTOR NOMINATIONS. The Patterson Bylaws provide that stockholders seeking to bring business before an annual meeting of stockholders, or to nominate candidates for election as directors at an annual meeting of stockholders, must provide timely notice thereof in writing. To be timely, a stockholder's notice must be delivered to, or mailed and received at, the principal executive offices of Patterson not less than 30 days nor more than 60 days prior to the meeting as originally scheduled; provided that in the event less than 40 days' written notice is given to stockholders, notice by the stockholder to be timely must be received not later than the close of business on the 10th day following the day on which such notice of the date of the meeting was mailed. The Patterson Bylaws also specify certain requirements for a stockholders' notice to be in proper written form. These provisions may preclude some stockholders from bringing matters before the stockholders at an annual meeting or from making nominations for directors at an annual meeting.

     AUTHORIZED CLASS OF PREFERRED STOCK. See "--Patterson Preferred Stock" for information concerning Patterson Preferred Stock.

     The foregoing provisions of the Patterson Charter and the Patterson Bylaws may deter any potential unfriendly offers or other efforts to obtain control of Patterson that are not approved by the Board of Directors and could thereby deprive the stockholders of opportunities to realize a premium on their Patterson Common Stock and could make removal of incumbent directors more difficult. At the same time, these provisions may have the effect of inducing any persons seeking control of Patterson or a business combination with Patterson to negotiate terms acceptable to the Board of Directors. The Patterson Charter can be changed or amended only by the affirmative vote of the holders of at least a majority of Patterson's then outstanding stock entitled to vote.

INDEMNIFICATION

     The Patterson Bylaws provide to the extent a director or officer of Patterson is successful on the merits in defense of a suit or proceeding brought against him by reason of the fact that he is or was a director or officer of Patterson, he shall be indemnified against expenses (including attorneys' fees) reasonably incurred in connection with such action. In other circumstances, a director or officer of Patterson may be indemnified against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of Patterson, and, with respect to a criminal action or proceeding, had no reasonably cause to believe his conduct was unlawful; however, in an action or suit by or in the right of Patterson to procure a judgment in its favor, such person will not be indemnified if he has been adjudged to be liable to Patterson unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court deems proper. A determination that indemnification of a director or officer is proper will be made by a disinterested majority of Patterson's Board of Directors, by independent legal counsel, or by the stockholders of Patterson. In addition, Patterson maintains directors and officers liability insurance.

LIMITED LIABILITY PROVISIONS

     The Patterson Charter contains a provision which eliminates, to the fullest extent permitted by the DGCL, the liability of directors of Patterson for monetary damages arising for any breach of fiduciary duties as a member of Patterson's Board of Directors. (The Tucker Certificate of Incorporation contains similar provisions.) This provision will not eliminate liability for, among other matters, breaches of duty of loyalty, acts or omissions not in good faith or knowing violations of law. In addition, this provision will not eliminate or limit the liability of a director for any act or omission occurring prior to Patterson's reincorporation in the State of Delaware in October 1993.

                       COMPARISON OF RIGHTS OF HOLDERS OF
                 TUCKER COMMON STOCK AND PATTERSON COMMON STOCK

GENERAL

     The rights of the holders of Tucker Common Stock are currently governed by the Certificate of Incorporation of Tucker (the "Tucker Charter"), the By-Laws of Tucker (the "Tucker By-Laws") and the laws of Delaware, including the DGCL. If the Merger is consummated, holders of Tucker Common Stock will become stockholders of Patterson, and the rights of such former Tucker stockholders will thereafter be governed by the Patterson Charter, the Patterson Bylaws and the laws of Delaware, including the DGCL. The following summary, which does not purport to be a complete statement of the differences between the rights of the stockholders of Patterson and the stockholders of Tucker, sets forth certain differences between the Patterson Charter and the Tucker Charter and the Patterson Bylaws and the Tucker By-Laws. This summary is qualified in its entirety by reference to the full text of each of such documents and the applicable Delaware statutes.

NUMBER OF DIRECTORS

     The number of directors of a Delaware corporation is fixed by, or in the manner provided in, the by-laws unless the certificate of incorporation fixes the number. Neither the Tucker Charter nor the Patterson Charter fixes the number of directors. Under Section 141(b) of the DGCL, a director need not be a stockholder to be qualified unless so required by the charter or by-laws.

     The Tucker By-Laws provide that the number of directors of Tucker may be determined by resolution of the Board of Directors of Tucker or by the stockholders of Tucker. The number of directors of Tucker is currently fixed at six. The Tucker By-Laws also provide that directors are elected at the annual meeting of stockholders by written ballot. The Patterson Bylaws provide that the number of directors may be fixed or changed by amendment to the Bylaws or by resolution of the Board of Directors of Patterson. The number of directors of Patterson is currently fixed at four. The Patterson Charter states that elections of directors are not required to be by written ballot unless the Patterson Bylaws otherwise provide. The Patterson Bylaws provide that elections of directors will be by ballot whenever requested by any stockholder entitled to vote at the election, but unless the request is made, the election may be conducted in any manner approved at the meeting.

BOARD OF DIRECTOR VACANCIES

     The Tucker By-Laws provide that any vacancies (including newly created directorships resulting from any increase in the authorized number of directors) may be filled by a majority vote of the directors then in office even though less than a quorum, or by a sole remaining director, and the directors chosen to fill the vacancies shall hold office until the next annual meeting. The Patterson Bylaws provide that vacancies in the Board of Directors may be filled by a majority vote of the remaining directors until an election to fill such vacancies is held. In addition, the Patterson Bylaws provide that stockholders entitled to elect directors shall have the right to fill any vacancy in the board at any meeting of stockholders called for that purpose, and any directors elected at any such meeting of stockholders shall serve until the next annual election of directors.

NOMINATION OF DIRECTOR CANDIDATES

     The Patterson Bylaws provide that nominations of persons for election to the Board of Directors of Patterson may be made only at a meeting of stockholders and only by or at the direction of the Board of Directors or a stockholder entitled to vote for the election of directors at a meeting who complies with certain notice procedures set forth in the Patterson Bylaws. Under those procedures, the stockholder's notice must be delivered to, or mailed and received at, the principal executive offices of Patterson not less than 30 days nor more than 60 days prior to the meeting; provided that in the event less than 40 days' written notice is given to stockholders, notice by the stockholder to be timely must be received not later than the close of business on the 10th day following the day on which the notice of the date of the meeting was mailed. The Patterson Bylaws also require that the notice by the stockholders contain certain information specified in the Patterson

Bylaws and provide that the presiding officer at the meeting may declare that the stockholder nomination was not made in accordance with the procedures set forth in the Patterson Bylaws (as summarized above) and the defective nomination will be disregarded. The Tucker By-Laws do not contain a comparable provision.

STOCKHOLDER PROPOSALS

     The Patterson Bylaws provide that a stockholder may propose business to be brought before a meeting only upon timely notice in writing to the Secretary of Patterson. To be timely, the notice must be delivered to or mailed and received at the principal executive offices of Patterson not less than 30 days nor more than 60 days prior to the meeting as originally scheduled; provided that in the event that less than 40 days' notice is given to the stockholders, the notice to be timely must be so received not later than the close of business on the 10th day following the day on which the notice of the date of the annual meeting was mailed. The Patterson Bylaws also require that the notice by the stockholders contain certain information specified in the Patterson Bylaws and provide that the presiding officer at the meeting shall, if the facts warrant, declare that the stockholder business was not properly brought before the meeting in accordance with the procedures set forth in the Patterson Bylaws (as summarized above) and that the business not properly brought before the meeting will not be transacted. The Tucker By-Laws do not contain a comparable provision.

CALL OF SPECIAL STOCKHOLDER MEETINGS

     Under Section 211(d) of the DGCL, special meetings of stockholders may be called by the board of directors or by such other person or persons authorized to do so by the corporation's certificate of incorporation or by-laws.

     The Tucker By-Laws provide that special meetings of stockholders shall be called by the Chairman of the Board, the President, or the Secretary at the request in writing of a majority of the Board of Directors. The Patterson Charter provides that special meetings of stockholders may be called by the Board of Directors (or a majority of the members thereof) by action at a meeting or acting without a meeting, the Chief Executive Officer, the President, or the holders of a majority of the issued and outstanding stock of Patterson entitled to vote at such special meeting.

STOCKHOLDERS' ACTION WITHOUT A MEETING

     Section 228 of the DGCL provides that, unless the certificate of incorporation provides otherwise, stockholders may take any action without a meeting by written consent signed by the holders of outstanding stock having not less than a minimum number of votes that would be necessary to authorize or take such action at a meeting at which all shares entitled to vote thereon were present and voted. Prompt notice of the taking of any action by less than unanimous consent must be given to stockholders who did not consent to such action.

     The Patterson Charter provides that action required or permitted to be taken by stockholders must be taken at an annual or special meeting of stockholders and may not be effected by any written consent of the stockholders. The Tucker Charter does not contain a comparable provision.

                             THE CHARTER AMENDMENT

     The Charter Amendment, if adopted by the stockholders of Patterson at the Patterson Special Meeting, would increase the number of authorized shares of Patterson Common Stock from 5,000,000 shares to 9,000,000 shares. Currently, Patterson does not have a sufficient number of authorized, but unissued and unreserved, shares of Patterson Common Stock to effect the Merger. Accordingly, approval of the Charter Amendment is necessary for consummation of the Merger. The following table sets forth the number of issued and outstanding and reserved shares of Patterson Common Stock on the Patterson Record Date and the number of shares of Patterson Common Stock that will be issued and outstanding and reserved if the Charter Amendment is approved and the Merger is consummated:

                                                                          NUMBER OF SHARES
                                                                        ---------------------
                                                                         BEFORE       AFTER
                                                                         MERGER       MERGER
                                                                        --------     --------
Authorized..........................................................    5,000,000    9,000,000
Issued and outstanding..............................................    3,194,951    4,751,967
Reserved:
  Patterson stock options and warrants..............................      480,315      480,315
  Tucker Stock Options (Substituted Options)........................                    95,090
                                                                        ---------    ---------
Unissued and unreserved.............................................    1,324,734    3,672,628
                                                                        =========    =========

     If the stockholders of Patterson approve the Charter Amendment and the Stock Issuance and the Merger is consummated, Patterson, immediately following the Merger, would have 3,672,628 unissued and unreserved shares of Patterson Common Stock of the then authorized 9,000,000 shares. The Charter Amendment, if approved by the Patterson stockholders at the Patterson Special Meeting, will be effected whether or not the Merger is consummated. Accordingly, if the Merger is not consummated, but the Charter Amendment is approved, the number of unissued and unreserved shares of Patterson Common Stock would be 5,324,734 shares. The unissued and unreserved shares of Patterson Common Stock would be available for issuance from time to time as may be necessary in connection with future financings, acquisitions of other companies, stock dividends, stock splits, other distributions, stock option plans and other employee benefit plans or other corporate purposes. Patterson currently has no firm plans to issue any of these unissued and unreserved shares.

     Under Delaware law, the Board of Directors of Patterson generally may issue authorized but unissued shares of Common Stock without stockholder approval. The Patterson Board of Directors does not currently intend to seek stockholder approval prior to any future issuance of the shares, except to the extent otherwise required by Patterson's Certification of Incorporation, by law or by the Nasdaq National Market or any securities exchange on which the Patterson Common Stock may be listed at that time. The authorization of additional shares of Patterson Common Stock will enable Patterson, as the need may arise, to take timely advantage of market conditions and the availability of favorable opportunities without the delay and expense associated with the holding of a special meeting of its stockholders or of waiting for the regularly scheduled annual meeting of stockholders in order to increase the authorized shares of Patterson Common Stock. The Patterson Board of Directors does not intend to issue any shares of Patterson Common Stock except on terms which the Board deems to be in the best interest of Patterson and its stockholders. Existing stockholders of Patterson will have no preemptive rights to purchase any shares of Patterson Common Stock issued in connection with the Merger or in the future. See "Description of Patterson Capital Stock--Patterson Common Stock."

     The issuance in acquisitions or other transactions following the Merger of the unissued and unreserved shares may dilute the present equity ownership position of current holders of Patterson Common Stock and Tucker Common Stock, could have a dilutive effect on the book value and earnings per share of Patterson Common Stock, and could affect the relative voting rights of those stockholders. See "Comparative Per Common Share Data of Patterson Energy, Inc. and Tucker Drilling Company, Inc.," regarding the impact of the Merger on the Patterson Common Stock on an unaudited historical basis.

     Although the increase in the authorized but unissued shares of Patterson Common Stock pursuant to the Charter Amendment could, under certain circumstances, have the effect of deterring attempts to acquire control of Patterson, Patterson believes that the increase in the number of authorized shares is essential to the achievement of corporate objectives. The proposed amendment is not being presented as, nor is it part of, a plan to adopt a series of anti-takeover measures. Patterson is not currently aware of any pending or proposed takeover attempt. See "Description of Patterson Capital Stock--Certain Provisions Affecting Patterson Stockholders."

                            INDEPENDENT ACCOUNTANTS

     It is expected that representatives of Coopers & Lybrand L.L.P. will be present at the Patterson Special Meeting and representatives of Arthur Andersen LLP will be present at the Tucker Special Meeting to respond to appropriate questions of stockholders and to make a statement if they so desire.

                                 LEGAL MATTERS

     The validity of the Patterson Common Stock offered hereby has been passed upon for Patterson by Baker & Hostetler, Denver, Colorado. Certain tax consequences of the Merger will be passed upon for Tucker by Gardere & Wynne, L.L.P., Dallas, Texas.

                                    EXPERTS

     The consolidated balance sheets of Patterson as of December 31, 1994 and 1995 and the consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 1995, included in the Patterson 1995 Form 10-KSB, incorporated by reference in this Prospectus/Joint Proxy Statement and included as Annex IV herein, have been incorporated herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

     The financial statements of Tucker as of March 31, 1995 and 1996, and for each of the two years then ended included in the Tucker 1996 Form 10-KSB, incorporated by reference in this Prospectus/Joint Proxy Statement and included as Annex VII herein, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

                            STOCKHOLDERS' PROPOSALS

     Any proposals of holders of Patterson Common Stock intended to be presented at the Annual Meeting of Stockholders of Patterson to be held in 1997 must be received by Patterson at its principal executive offices no later than December 31, 1996, to be considered for inclusion in the proxy statement and form of proxy relating to that meeting.

     If the Merger is not consummated, any proposals of stockholders of Tucker intended to be presented at the Annual Meeting of Stockholders of Tucker to be held in 1997 must have been received by Tucker at is principal executive offices no later than March 1, 1997, to be considered for inclusion in the proxy statement and form of proxy relating to that meeting.

                           GLOSSARY OF INDUSTRY TERMS

     The following are definitions of certain industry terms used in this Prospectus/Joint Proxy Statement:

Bbls.......................  Refers to barrels of 42 U.S. gallons and represents the basic unit for measuring the production of crude oil and condensate

BOE........................  Refers to barrels of oil equivalent. In reference to natural gas, natural gas equivalents are determined using the rates of six Mcf of natural gas (including natural gas liquids) to one Bbl of crude oil or condensate.

Developed Acreage..........  Lease acres spaced or assigned to productive wells.

Development Well...........  A well drilled within the proved area of an oil or gas reservoir to a depth known to be productive.

Dry Hole...................  An exploratory or development well found to be incapable of producing either oil or gas in paying quantities (i.e., proceeds of production exceed operating expenses).

Exploratory Well...........  A well drilled to find and produce oil and gas in an unproved area, to find a new reservoir in a field previously found to be productive of oil or gas in another reservoir, or to extend a known reservoir.

Formation..................  A succession of sedimentary beds that were deposited continuously and under the same general condition. Formations are usually named for the town or area in which they were first recognized, often at the place where the formation outcrops. For example, the Austin Chalk formation outcrops at Austin, Texas.

Gross Acre.................  An acre in which a working interest is owned. The number of gross acres is the total number of acres in which a working interest is owned.

Gross Well.................  A well in which a working interest is owned. The number of gross wells is the total number of wells in which a working interest is owned.

Horizontal Drilling........  High angle directional drilling with lateral penetration of one or more productive reservoirs.

Leasehold Interest.........  Full or partial interest in oil and gas mineral rights, fee rights or other rights authorizing the owner of such interest to drill for, produce and sell oil and gas upon payment of delay rentals, bonuses and/or royalties. Leases are generally acquired from federal and state governments and private landowners.

Mcf........................  Refers to a volume of 1,000 cubic feet under prescribed conditions of pressure and temperature and represents the basic unit for measuring volumes of produced gas.

Net Acre...................  Deemed to exist when the sum of the fractional ownership working interests in gross acres equals one. The number of net acres is the sum of the fractional ownership working interests owned in gross acres expressed as whole numbers and fractions thereof.

Net Well...................  Deemed to exist when the sum of fractional ownership working interests in gross wells equals one. The number of net wells is the sum of the fractional ownership working interests owned in gross wells expressed as whole numbers and fractions thereof.

Operator...................  Any person, partnership, corporation or other entity engaged in the business of exercising direct supervision over the drilling or production from an oil and/or gas well, usually pursuant to the terms of an operating agreement with the working interest owners in the well.

Producing Properties.......  Properties that contain one or more wells that produce oil and/or gas in paying quantities.

Productive Well............  A well that is found capable of producing oil and/or gas in paying quantities.

Prospect...................  A lease or group of leases containing possible reserves, capable of producing crude oil, natural gas or natural gas liquids in commercial quantities, either at the time of acquisition, or after vertical or horizontal drilling, completion of workovers, recompletions or operational modifications.

Proved Reserves............  Estimated quantities of crude oil, natural gas and natural gas liquids which geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic conditions; i.e., prices and costs as of the date the estimate is made.

Proved Developed
Reserves...................  Proved oil and gas reserves which can be expected to be recovered through existing wells with existing equipment and operating methods.

Undeveloped Acreage........  Leased acres on which wells have not been drilled or completed to a point that would permit the production of commercial quantities of oil and gas, regardless of whether such acreage contains proved reserves.

Working Interest...........  The operating interest under a lease, the owner of which has the right to explore for and produce oil and gas covered by the lease. The full working interest bears 100% of the costs of exploration, development, production and operation, and is entitled to the portion of the gross proceeds of production which remains after proceeds allocable to royalty and overriding royalty interests or other lease burdens have been deducted.

                                                                         ANNEX I
                                                                  CONFORMED COPY

                          AGREEMENT AND PLAN OF MERGER
                                     AMONG
                             PATTERSON ENERGY, INC.
                           PATTERSON DRILLING COMPANY
                                      AND
                         TUCKER DRILLING COMPANY, INC.

                               TABLE OF CONTENTS

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ARTICLE I
THE MERGER............................................................................    1
  SECTION 1.1      The Merger.........................................................    1
  SECTION 1.2      Effective Time.....................................................    1
  SECTION 1.3      Effects of the Merger..............................................    1
  SECTION 1.4      Certificate of Incorporation, By-laws and Directors................    1
  SECTION 1.5      Conversion of Securities...........................................    2
  SECTION 1.6      Parent to Make Certificates Available..............................    2
  SECTION 1.7      Dividends; Transfer Taxes..........................................    2
  SECTION 1.8      No Fractional Securities...........................................    3
  SECTION 1.9      Return of Exchange Fund............................................    3
  SECTION 1.10     Adjustment of Exchange Ratio.......................................    3
  SECTION 1.11     No Further Ownership Rights in Company Common Stock................    3
  SECTION 1.12     Closing of Company Transfer Books..................................    4
  SECTION 1.13     Further Assurances.................................................    4
  SECTION 1.14     Closing............................................................    4
ARTICLE II
REPRESENTATIONS AND WARRANTIES OF PARENT..............................................    4
  SECTION 2.1      Organization, Standing and Power...................................    4
  SECTION 2.2      Capital Structure..................................................    4
  SECTION 2.3      Authority; Non-Contravention.......................................    5
  SECTION 2.4      SEC Documents......................................................    6
  SECTION 2.5      Engineering Reports................................................    6
  SECTION 2.6      S-4 Registration Statement and Joint Proxy Statement...............    7
  SECTION 2.7      Absence of Material Adverse Change.................................    7
  SECTION 2.8      Pooling of Interests; Reorganization...............................    7
  SECTION 2.9      Taxes..............................................................    8
  SECTION 2.10     Title to Property..................................................    8
  SECTION 2.11     Employee Benefit Plans.............................................    9
  SECTION 2.12     Labor Matters......................................................    9
  SECTION 2.13     Environmental Matters..............................................    9
  SECTION 2.14     Agreements.........................................................   10
  SECTION 2.15     Litigation.........................................................   10
  SECTION 2.16     Governmental Licenses and Permits; Compliance with Law.............   11
  SECTION 2.17     Required Vote of Parent Stockholders...............................   11
  SECTION 2.18     Parent Action......................................................   11
  SECTION 2.19     Opinion of Financial Advisors......................................   11
  SECTION 2.20     Brokers............................................................   11
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ARTICLE III
REPRESENTATIONS AND WARRANTIES OF THE COMPANY.........................................   11
  SECTION 3.1      Organization, Standing and Power...................................   11
  SECTION 3.2      Capital Structure..................................................   11
  SECTION 3.3      Authority; Non-Contravention.......................................   12
  SECTION 3.4      SEC Documents......................................................   13
  SECTION 3.5      Engineering Reports................................................   13
  SECTION 3.6      S-4 Registration Statement and Joint Proxy Statement...............   13
  SECTION 3.7      Absence of Material Adverse Change.................................   13
  SECTION 3.8      Pooling of Interests; Reorganization...............................   14
  SECTION 3.9      Taxes..............................................................   14
  SECTION 3.10     Title to Property..................................................   14
  SECTION 3.11     Employee Benefit Plans; Employment Agreements......................   14
  SECTION 3.12     Labor Matters......................................................   15
  SECTION 3.13     Environmental Matters..............................................   15
  SECTION 3.14     Agreements.........................................................   16
  SECTION 3.15     Litigation.........................................................   16
  SECTION 3.16     Governmental Licenses and Permits; Compliance with Law.............   16
  SECTION 3.17     Required Vote of the Company Stockholders..........................   16
  SECTION 3.18     Company Action.....................................................   16
  SECTION 3.19     Section 203 of the DGCL Not Applicable.............................   16
  SECTION 3.20     Opinion of Financial Advisor.......................................   16
  SECTION 3.21     Brokers............................................................   17
  SECTION 3.22     Amended and Restated Severance Pay Agreement.......................   17
  SECTION 3.23     Retirement Plan Settlement Agreement...............................   17
ARTICLE IV
REPRESENTATIONS AND WARRANTIES REGARDING SUB..........................................   17
  SECTION 4.1      Organization and Standing..........................................   17
  SECTION 4.2      Capital Structure..................................................   17
  SECTION 4.3      Authority; Non-Contravention.......................................   17
ARTICLE V
COVENANTS RELATING TO CONDUCT OF BUSINESS.............................................   18
  SECTION 5.1      Conduct of Business Pending the Merger.............................   18
  SECTION 5.2      No Solicitation....................................................   19
  SECTION 5.3      Pooling of Interests; Reorganization...............................   20
  SECTION 5.4      Conduct of Business of Sub Pending the Merger......................   20
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ARTICLE VI
ADDITIONAL AGREEMENTS.................................................................   20
  SECTION 6.1      Stockholder Approval...............................................   20
  SECTION 6.2      S-4 Registration Statement and Joint Proxy Statement; S-8
                   Registration Statement.............................................   21
  SECTION 6.3      Access to Information..............................................   21
  SECTION 6.4      Compliance with the Securities Act; Pooling........................   22
  SECTION 6.5      Nasdaq National Market.............................................   22
  SECTION 6.6      Fees and Expenses..................................................   22
  SECTION 6.7      Company Stock Options..............................................   24
  SECTION 6.8      Reasonable Efforts.................................................   24
  SECTION 6.9      Public Announcements...............................................   25
  SECTION 6.10     Indemnification....................................................   25
  SECTION 6.11     Employee Benefits..................................................   25
  SECTION 6.12     Tax Matters........................................................   25
  SECTION 6.13     Restrictions on Registration of Parent Common Stock................   25
ARTICLE VII
CONDITIONS PRECEDENT TO THE MERGER....................................................   26
  SECTION 7.1      Conditions to Each Party's Obligation to Effect the Merger.........   26
  SECTION 7.2      Conditions to Obligation of the Company to Effect the Merger.......   26
  SECTION 7.3      Conditions to Obligations of Parent and Sub to Effect the Merger...   28
ARTICLE VIII
TERMINATION, AMENDMENT AND WAIVER.....................................................   31
  SECTION 8.1      Termination........................................................   31
  SECTION 8.2      Effect of Termination..............................................   32
  SECTION 8.3      Amendment..........................................................   32
  SECTION 8.4      Waiver.............................................................   32
ARTICLE IX
GENERAL PROVISIONS....................................................................   32
  SECTION 9.1      Non-Survival of Representations and Warranties.....................   32
  SECTION 9.2      Non-Survival of Covenants Relating to Conduct of Business or
                   Additional Agreements..............................................   32
  SECTION 9.3      Notices............................................................   32
  SECTION 9.4      Interpretation.....................................................   33
  SECTION 9.5      Counterparts.......................................................   33
  SECTION 9.6      Entire Agreement; No Third-Party Beneficiaries.....................   33
  SECTION 9.7      Governing Law......................................................   33
  SECTION 9.8      Assignment.........................................................   34
  SECTION 9.9      Severability.......................................................   34
  SECTION 9.10     Enforcement of This Agreement......................................   34
  SECTION 9.11     Jurisdiction and Venue.............................................   34
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                                      -iii-
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                          AGREEMENT AND PLAN OF MERGER

     AGREEMENT AND PLAN OF MERGER, dated as of April 22, 1996 (this "Agreement"), among Patterson Energy, Inc., a Delaware corporation ("Parent"), Patterson Drilling Company, a Delaware corporation and a wholly-owned subsidiary of Parent ("Sub"), and Tucker Drilling Company, Inc., a Delaware corporation (the "Company") (Sub and the Company being hereinafter collectively referred to as the "Constituent Corporations").

                                  WITNESSETH:

     WHEREAS, the respective Boards of Directors of Parent, Sub and the Company have approved and declared fair to and advisable and in the best interests of their respective stockholders the merger of Sub with and into the Company (the "Merger"), upon the terms and subject to the conditions set forth herein, whereby each issued and outstanding share of Common Stock, par value $.01 per share, of the Company ("Company Common Stock") not owned directly or indirectly by Parent or the Company, will be converted into shares of Common Stock, par value $.01 per share, of Parent ("Parent Common Stock");

     WHEREAS, for federal income tax purposes, it is intended that the Merger shall qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code");

     WHEREAS, it is intended that the Merger shall be recorded for accounting purposes as a pooling of interests; and

     WHEREAS, Parent, Sub and the Company desire to make certain representations, warranties and agreements in connection with the Merger and also to prescribe various conditions to the Merger.

     NOW, THEREFORE, in consideration of the premises and the representations, warranties and agreements herein contained, the parties agree as follows:

                                   ARTICLE I

                                   THE MERGER

     SECTION 1.1 The Merger. Upon the terms and subject to the conditions hereof, and in accordance with the General Corporation Law of the State of Delaware (the "DGCL"), Sub shall be merged with and into the Company at the Effective Time (as hereinafter defined). Following the Merger, the separate corporate existence of Sub shall cease and the Company shall continue as the surviving corporation (the "Surviving Corporation") under the name "Patterson Drilling Company" and shall succeed to and assume all the rights and obligations of Sub in accordance with the DGCL.

     SECTION 1.2 Effective Time. The Merger shall become effective when the Certificate of Merger (the "Certificate of Merger"), executed in accordance with the relevant provisions of the DGCL, is filed with the Secretary of State of the State of Delaware; provided, however, that, upon mutual consent of the Constituent Corporations, the Certificate of Merger may provide for a later date of effectiveness of the Merger not more than 30 days after the date the Certificate of Merger is filed. When used in this Agreement, the term "Effective Time" shall mean the later of the date and time at which the Certificate of Merger is accepted for record or such later time established by the Certificate of Merger. The filing of the Certificate of Merger shall be made as soon as practicable after the satisfaction or waiver of the conditions to the Merger set forth herein.

     SECTION 1.3 Effects of the Merger. The Merger shall have the effects set forth in Section 259 of the DGCL.

     SECTION 1.4 Certificate of Incorporation, By-laws and Directors. The Certificate of Incorporation and By-laws of Sub, as in effect immediately prior to the Effective Time, shall be the Certificate of Incorporation and By-laws of the Surviving Corporation until thereafter changed or amended as provided therein or by applicable law. The directors of Sub at the Effective Time shall be the directors of the Surviving

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

Corporation until their respective successors have been duly elected or appointed in accordance with the Certificate of Incorporation and By-laws of the Surviving Corporation or by applicable law.

     SECTION 1.5 Conversion of Securities. As of the Effective Time, by virtue of the Merger and without any action on the part of any stockholder of the
Company:

          (a) All shares of Company Common Stock that are held in the treasury of the Company and any shares of Company Common Stock owned by Parent, Sub or any other wholly-owned Subsidiary (as hereinafter defined) of Parent shall be cancelled and no capital stock of Parent or other consideration shall be delivered in exchange therefor.

          (b) Each issued and outstanding share of capital stock of Sub shall be converted into and become one fully paid and nonassessable share of Common Stock, par value $.01 per share, of the Surviving Corporation.

          (c) Subject to the provisions of Sections 1.8 and 1.10 hereof, each share of Company Common Stock issued and outstanding immediately prior to the Effective Time (other than shares to be cancelled in accordance with Section 1.5(a)) shall be converted into 0.74 of a share (the "Exchange Ratio") of validly issued, fully paid and nonassessable shares of Parent Common Stock. All such shares of Company Common Stock, when so converted, shall no longer be outstanding and shall automatically be cancelled and retired and each holder of a Certificate (as defined in Section 1.6(a)) representing any such shares shall cease to have any rights with respect thereto, except the right to receive certain dividends and other distributions as contemplated by Section 1.7 and shares of Parent Common Stock and any cash, without interest, in lieu of fractional shares to be issued or paid in consideration therefor upon the surrender of such Certificate in accordance with Section 1.6.

     SECTION 1.6  Parent to Make Certificates Available.

          (a) Exchange of Certificates. Parent and the Company shall authorize Continental Stock Transfer & Trust Company, New York, New York (or such other person or persons as shall be reasonably acceptable to Parent and the Company) to act as Exchange Agent hereunder (the "Exchange Agent"). As of the Effective Time, Parent shall deposit with the Exchange Agent for the benefit of the holders of certificates which immediately prior to the Effective Time represented shares of Company Common Stock (the "Certificates") certificates representing the shares of Parent Common Stock (such shares of Parent Common Stock, together with any dividends or other distributions with respect thereto referenced in Section 1.7, being hereinafter referred to as the "Exchange Fund") issuable pursuant to
     Section 1.5(c) in exchange for outstanding shares of Company Common Stock.

          (b) Exchange Procedures. Promptly after the Effective Time, the Exchange Agent shall mail to each holder of record of a Certificate whose shares were converted pursuant to Section 1.5 into shares of Parent Common Stock a letter of transmittal (which shall specify that delivery shall be effected, and risk of loss and title to the Certificate shall pass, only upon actual and proper delivery of the Certificate to the Exchange Agent and shall contain instructions for use in effecting the surrender of the Certificate in exchange for certificates representing shares of Parent Common Stock and shall be in such form and contain such other provisions as Parent and the Company may reasonably specify). Upon surrender of a Certificate for cancellation to the Exchange Agent, together with such letter of transmittal, duly executed, the holder of such Certificate shall be entitled to receive in exchange therefor a certificate representing that number of whole shares of Parent Common Stock which such holder has the right to receive pursuant to this Article 1, and the Certificate so surrendered shall forthwith be cancelled. Until surrendered as contemplated by this Section 1.6, each Certificate shall, at and after the Effective Time, be deemed to represent only the right to receive, upon surrender of such Certificate, the certificate representing the appropriate number of shares of Parent Common Stock, cash in lieu of fractional shares, if any, as provided in Section 1.8 and any dividends or other distributions referenced in Section 1.7.

     SECTION 1.7 Dividends; Transfer Taxes. No dividends or other distributions that may be declared on or after the Effective Time on Parent Common Stock or are payable to the holders of record thereof on or after the Effective Time will be paid to persons entitled by reason of the Merger to receive certificates

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

representing Parent Common Stock until such persons surrender their Certificates, as provided in Section 1.6, and no cash payment in lieu of fractional shares shall be paid to any such holder pursuant to Section 1.8 until such holder of such Certificate shall so surrender such Certificate. Subject to the effect of applicable law, there shall be paid to the record holder of the certificates representing such Parent Common Stock (i) at the time of such surrender or as promptly as practicable thereafter, the amount of any dividends or other distributions theretofore paid with respect to whole shares of such Parent Common Stock and having a record date on or after the Effective Time and a payment date prior to such surrender and (ii) at the appropriate payment date or as promptly as practicable thereafter, the amount of dividends or other distributions payable with respect to whole shares of Parent Common Stock and having a record date on or after the Effective Time but prior to surrender and a payment date subsequent to surrender. In no event shall the person entitled to receive such dividends or other distributions be entitled to receive interest on such dividends or other distributions. If any cash or certificate representing shares of Parent Common Stock is to be paid to or issued in a name other than that in which the Certificate surrendered in exchange therefor is registered, it shall be a condition of such exchange that the Certificate so surrendered shall be properly endorsed and otherwise in proper form for transfer and that the person requesting such exchange shall pay to the Exchange Agent any transfer or other taxes required by reason of the issuance of certificates for such shares of Parent Common Stock in a name other than that of the registered holder of the Certificate surrendered, or shall establish to the satisfaction of the Exchange Agent that such tax has been paid or is not applicable.

     SECTION 1.8 No Fractional Securities. No certificates or scrip representing fractional shares of Parent Common Stock shall be issued upon the surrender for exchange of Certificates pursuant to this Article 1, and no Parent dividend or other distribution or stock split or combination shall relate to any fractional security, and such fractional interests shall not entitle the owner thereof to vote or to any rights of a security holder of Parent. In lieu of any such fractional securities, each holder of shares of Company Common Stock who would otherwise have been entitled to receive a fraction of a share of Parent Common Stock (after taking into account all shares of Company Common Stock then held of record by such holder) shall receive cash (without interest) in an amount equal to the product of such fractional part of a share of Company Common Stock multiplied by the Closing Price. As used in this Agreement, (i) "Closing Price" means the average of the daily closing price of Parent Common Stock, rounded to four decimal places, as reported under Nasdaq National Market Issues Reports in The Wall Street Journal for each of the first 20 consecutive Trading Days in the period commencing 25 Trading Days prior to the date of the Closing and (ii) "Trading Day" means a day on which the National Association of Securities Dealers, Inc., National Market ("Nasdaq National Market") is open for trading.

     SECTION 1.9 Return of Exchange Fund. Any portion of the Exchange Fund which remains undistributed to the former stockholders of the Company for one year after the Effective Time shall be delivered to Parent, upon demand of Parent, and any former stockholders of the Company who have not theretofore complied with this Article I shall thereafter look only to Parent for payment of their claim for Parent Common Stock, any cash in lieu of fractional shares of Parent Common Stock and any dividends or distributions with respect to Parent Common Stock. None of Parent, the Company or the Surviving Corporation shall be liable to any holder of shares of Company Common Stock for shares (or any dividends or other distributions with respect thereto) or cash in lieu of fractional shares of Parent Common Stock delivered to a public official pursuant to any applicable abandoned property, escheat or similar law.

     SECTION 1.10 Adjustment of Exchange Ratio. Subject to Section 5.1(a), in the event of any reclassification, recapitalization, stock split, stock combination, stock dividend or share exchange with respect to Parent Common Stock or Company Common Stock, as the case may be, (or if a record date with respect to any of the foregoing should occur) prior to the Effective Time, appropriate and proportionate adjustments, if any, shall be made to the Exchange Ratio, and all references to the Exchange Ratio in this Agreement shall be deemed to be to the Exchange Ratio as so adjusted.

     SECTION 1.11 No Further Ownership Rights in Company Common Stock. All shares of Parent Common Stock issued upon the surrender for exchange of Certificates in accordance with the terms hereof (including any cash paid pursuant to Sections 1.7 or 1.8) shall be deemed to have been issued in full satisfaction of all rights pertaining to the shares of Company Common Stock.

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

     SECTION 1.12 Closing of Company Transfer Books. At the Effective Time, the stock transfer books of the Company shall be closed and no transfer of shares of Company Common Stock shall thereafter be made. If, after the Effective Time, Certificates are presented to the Surviving Corporation, they shall be cancelled and exchanged as provided in this Article 1.

     SECTION 1.13 Further Assurances. If, at any time after the Effective Time, the Surviving Corporation shall consider or be advised that any deeds, bills of sale, assignments or assurances or any other acts or things are necessary, desirable or proper (a) to vest, perfect or confirm, of record or otherwise, in the Surviving Corporation, its right, title or interest in, to or under any of the rights, privileges, powers, franchises, properties or assets of either of the Constituent Corporations, or (b) otherwise to carry out the purposes of this Agreement, the Surviving Corporation and its proper officers and directors or their designees shall be authorized to execute and deliver, in the name and on behalf of either of the Constituent Corporations in the Merger, all such deeds, bills of sale, assignments and assurances and do, in the name and on behalf of such Constituent Corporations, all such other acts and things necessary, desirable or proper to vest, perfect or confirm its right, title or interest in, to or under any of the rights, privileges, powers, franchises, properties or assets of such Constituent Corporation and otherwise to carry out the purposes of this Agreement.

     SECTION 1.14 Closing. The closing of the transactions contemplated by this Agreement (the "Closing") shall take place at the offices of Gardere & Wynne, L.L.P., 3000 Thanksgiving Tower, Dallas, Texas at 10:00 a.m. local time, on the second business day after the day on which the last of the conditions set forth in Article VII hereof shall have been fulfilled or waived or at such other time and place as Parent and the Company shall agree.

                                   ARTICLE II

                    REPRESENTATIONS AND WARRANTIES OF PARENT

     Parent represents and warrants to the Company as follows:

     SECTION 2.1 Organization, Standing and Power. Parent is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Delaware and has the requisite corporate power and authority to carry on its business as now being conducted. Parent and each of its Subsidiaries (as hereinafter defined) is duly qualified to do business, and is in good standing, in each jurisdiction where the character of its properties owned or held under lease or the nature of its activities makes such qualification necessary, except where the failure to be so qualified would not, individually or in the aggregate, have a Material Adverse Effect on Parent. For purposes of this Agreement (a) "Material Adverse Change" or "Material Adverse Effect" means, when used with respect to Parent or the Company, as the case may be, any change or effect that is or, so far as can reasonably be determined, is likely to be materially adverse to the assets, properties, condition (financial or otherwise), business or results of operations of Parent and its Subsidiaries taken as a whole or the Company, as the case may be, and (b) "Subsidiary" means any corporation, partnership, joint venture or other legal entity of which Parent or the Company, as the case may be (either alone or through or together with any other Subsidiary), owns, directly or indirectly, 50% or more of the stock or other equity interests the holders of which are generally entitled to vote for the election of the board of directors or other governing body of such corporation or other legal entity.

     SECTION 2.2 Capital Structure. As of the date hereof, the authorized capital stock of Parent consists of 5,000,000 shares of Parent Common Stock and 1,000,000 shares of Preferred Stock, par value $0.01 per share ("Parent Preferred Stock"). At the close of business on April 19, 1996, (i) 3,194,951 shares of Parent Common Stock were validly issued and outstanding, fully paid and nonassessable and free of preemptive rights, (ii) 451,315 shares of Parent Common Stock were reserved for issuance upon the exercise of then outstanding options and warrants for Parent Common Stock, including options granted under the Parent's 1993 Stock Incentive Plan and Non-Employee Directors' Stock Option Plan to purchase 176,000 shares of Parent Common Stock, (iii) 29,000 additional shares of Parent Common Stock were reserved for issuance under Parent's 1993 Stock Incentive Plan and the Non-Employee Directors' Stock Option Plan, (iv) no shares of Parent Common Stock are held by Parent in its treasury or owned by any of

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

Parent's Subsidiaries and (v) no shares of Parent Preferred Stock are issued and outstanding or reserved for issuance. There are no outstanding stock appreciation rights ("SARs"). Parent Common Stock is designated as a national market security on an interdealer quotation system by the National Association of Securities Dealers, Inc. All of the shares of Parent Common Stock issuable in exchange for Company Common Stock at the Effective Time in accordance with this Agreement and issuable upon exercise of Substituted Options (as defined in Section 6.7) will be, when so issued, duly authorized, validly issued, fully paid and nonassessable and free of preemptive rights. Except for (a) options granted pursuant to Parent's 1993 Stock Incentive Plan and the Non-Employee Directors' Stock Option Plan, (b) as set forth in Section 2.2. of the disclosure schedule of Parent dated as of the date hereof, previously delivered to the Company (the "Parent Disclosure Schedule"), and (c) any Substituted Options (as hereinafter defined), there are no options, warrants, rights, commitments, agreements, arrangements or undertakings of any kind to which Parent or any of its Subsidiaries is a party or by which any of them is bound obligating Parent or any of its Subsidiaries to issue, deliver or sell, or cause to be issued, delivered or sold, additional shares of capital stock or other voting securities of Parent or of any of its Subsidiaries. True and correct copies of all agreements, instruments and other governing documents relating to the Parent's 1993 Stock Incentive Plan, Non-Employee Directors' Stock Option Plan and the other options and warrants outstanding to purchase Parent Common Stock as set forth in Section 2.2. of the Parent Disclosure Schedule have been furnished to the Company.

     SECTION 2.3 Authority; Non-Contravention. The Board of Directors of Parent has declared fair to and advisable and in the best interests of the stockholders of Parent an amendment to Parent's Certificate of Incorporation to increase the number of authorized shares of Parent Common Stock to 9,000,000 shares (the "Charter Amendment") and the issuance of shares of Parent Common Stock pursuant to the Merger and any Substituted Options (the "Share Issuance"). Parent has all requisite power and authority to enter into this Agreement and, subject to the approval of the Charter Amendment and the Share Issuance by the stockholders of Parent, to consummate the Merger and the other transactions contemplated hereby. The execution and delivery by Parent of this Agreement and any Stock Option Assumption Agreements (as defined in Section 6.7) and the consummation by Parent of the transactions contemplated hereby and thereby have been duly authorized by all necessary corporate action on the part of Parent, subject to such approval of the Charter Amendment and the Share Issuance by the stockholders of Parent. This Agreement has been duly executed and delivered by Parent and (assuming the valid authorization, execution and delivery of this Agreement by the Company) constitutes a valid and binding obligation of Parent enforceable against Parent in accordance with its terms, except to the extent enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer or other similar laws of general applicability relating to or affecting the enforcement of creditors' rights and by the effect of general principles of equity (regardless of whether enforceability is considered in a proceeding in equity or at law). The Charter Amendment, the Share Issuance, the filing of a registration statement with the United States Securities and Exchange Commission (the "SEC") by Parent on Form S-4 under the Securities Act of 1933, as amended (together with the rules and regulations promulgated thereunder, the "Securities Act"), for the purpose of registering the shares of Parent Common Stock to be issued in the Merger (together with any amendments or supplements thereto, the "S-4 Registration Statement"), and the filing of a registration statement with the SEC by Parent on Form S-8 under the Securities Act for the purpose of registering the shares of Parent Common Stock issuable upon exercise of the Substituted Options (as hereinafter defined in Section 6.7) have been duly authorized by Parent's Board of Directors. Except as set forth in Section 2.3 of the Parent Disclosure Schedule, the execution and delivery of this Agreement or any Stock Option Assumption Agreements or any Amended and Restated Severance Pay Agreement to which the Company and Parent are parties (the "Restated Severance Agreements") do not or will not, as the case may be, and the consummation of the transactions contemplated hereby and thereby and compliance with the provisions hereof and thereof will not, conflict with, or result in any violation of, or default (with or without notice or lapse of time, or both) under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation of any lien, security interest, charge or encumbrance upon any of the properties or assets of Parent or any of its Subsidiaries under, any provision of (i) the Certificate of Incorporation or By-laws (true and complete copies of which as of the date hereof have been delivered to the Company) of Parent or any provision of the comparable charter or organization documents of any of its Subsidiaries, (ii) any loan or

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

credit agreement, note, bond, mortgage, indenture, lease or other agreement, instrument, permit, concession, franchise or license applicable to Parent or any of its Subsidiaries or (iii) any judgment, order, decree, statute, law, ordinance, rule or regulation applicable to Parent or any of its Subsidiaries or any of their respective properties or assets, other than, in the case of clauses
(ii) or (iii), any such conflicts, violations, defaults, rights, losses, liens, security interests, charges or encumbrances that, individually or in the aggregate, would not have a Material Adverse Effect on Parent, materially impair the ability of Parent to perform its obligations hereunder or under the Stock Option Assumption Agreements or the Restated Severance Agreements or prevent the consummation of any of the transactions contemplated hereby or thereby. Except as set forth on Section 2.3 of the Parent Disclosure Schedule, no filing or registration with, or authorization, consent or approval of, any domestic (federal and state), foreign or supranational court, commission, governmental body, regulatory agency, authority or tribunal (a "Governmental Entity") is required by or with respect to Parent or any of its Subsidiaries in connection with the execution and delivery of this Agreement by Parent or is necessary for the consummation by Parent or Sub of the Merger and the other transactions contemplated by this Agreement and the issuance of Parent Common Stock pursuant to the Stock Option Assumption Agreements, except for (i) in connection, or in compliance, with the provisions of the Securities Act and the Securities Exchange Act of 1934, as amended (together with the rules and regulations promulgated thereunder, the "Exchange Act"), (ii) the filing of the Certificate of Merger with the Secretary of State of the State of Delaware and recording of the Certificate of Merger in the appropriate county in Delaware after the filing thereof with the Secretary of State of the State of Delaware and the filing or recording of appropriate documents with the relevant authorities of other states in which the Company is qualified to do business, (iii) such filings and consents as may be required under any environmental, health or safety law or regulation pertaining to any notification, disclosure or required approval triggered by the Merger or the transactions contemplated by this Agreement, (iv) such filings as may be required in connection with applicable taxes, (v) such consents, approvals, orders, authorizations, registrations, declarations and filings as may be required under the corporation, takeover or "Blue Sky" laws of various states, and (vi) such other consents, orders, authorizations, registrations, declarations and filings the failure of which to be obtained or made would not, individually or in the aggregate, have a Material Adverse Effect on Parent, materially impair the ability of Parent or Sub to perform its obligations hereunder or prevent the consummation of any of the transactions contemplated hereby.

     SECTION 2.4 SEC Documents. Parent has filed all required documents with the SEC since January 1, 1994 (the "Parent SEC Documents"). As of their respective dates, the Parent SEC Documents complied in all material respects with the requirements of the Securities Act or the Exchange Act, as the case may be, and none of the Parent SEC Documents contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. The consolidated financial statements of Parent included in the Parent SEC Documents comply as to form in all material respects with applicable accounting requirements and the published rules and regulations of the SEC with respect thereto, have been prepared in accordance with generally accepted accounting principles (except, in the case of the unaudited statements, as permitted by Form 10-QSB of the SEC) applied on a consistent basis during the periods involved (except as may be indicated therein or in the notes thereto) and fairly present the consolidated financial position of Parent and its consolidated Subsidiaries as at the dates thereof and the consolidated results of their operations and statements of cash flows for the periods then ended (subject, in the case of unaudited statements, to normal year-end audit adjustments and to any other adjustments described therein). There is no liability or obligation of any kind, whether accrued, absolute, fixed or contingent, of Parent or any Subsidiary of Parent of which the executive officers of Parent have knowledge and which is required by generally accepted accounting principles to be reflected or reserved against or otherwise disclosed in the most recent financial statements of Parent included in the Parent SEC Documents which is not so reflected or reserved against that individually or in the aggregate would have a Material Adverse Effect on Parent.

     SECTION 2.5 Engineering Reports. All information supplied to M. Brian Wallace, an independent petroleum engineer, by or on behalf of Parent and its Subsidiaries that was material to such engineer's review of Parent's estimates of oil and gas reserves attributable to the Oil and Gas Interests (as defined) of Parent and its Subsidiaries in connection with the preparation of the oil and gas reserve engineering report concerning the Oil and Gas Interests of Parent and its Subsidiaries as of December 31, 1995 reviewed by M. Brian Wallace (the "Parent Engineering Report") was (at the time supplied or as modified or amended prior to the issuance of the Parent Engineering Report) true and correct in all material respects. For purposes of this Agreement "Oil and Gas Interests" means, when used with respect to Parent and each of its Subsidiaries or the Company, as the case may be, direct and indirect interests in and rights with respect to oil, gas, helium, carbon dioxide, mineral, and related properties and assets of any kind and nature, direct or indirect, including working, royalty and overriding royalty interests, production payments, operating rights, net profit interests, other nonworking interests, and nonoperating interests; all interests in and rights with respect to oil, condensate, gas, casinghead gas, helium, carbon dioxide and other liquid or gaseous hydrocarbons (collectively, "Hydrocarbons") and other minerals or revenues therefrom and all contracts in connection therewith and claims and rights thereto (including all oil and gas leases, operating agreements, unitization and pooling agreements and orders, division orders, transfer orders, mineral deeds, royalty deeds, oil and gas sales, exchange and processing contracts and agreements, and in each case, interests thereunder), surface interests, fee interests, reversionary interests, reservations, and concessions; all easements, rights of way, licenses, permits, leases, and other interests associated with, appurtenant to, or necessary for the operation of any of the foregoing; and all interests in equipment and machinery (including well equipment and machinery), oil and gas production, gathering, transmissions, treating, processing, and storage facilities (including tanks, tank batteries, pipelines, and gathering systems), pumps, water plants, electric plants, gasoline and gas processing plants, refineries, and other tangible personal property and fixtures associated with, appurtenant to, or necessary for the operation of any of the foregoing. Except for changes in classification or values of oil and gas reserve or property interests that occurred in the ordinary course of business since December 31, 1995, and except for changes (including changes in commodity prices) generally affecting the oil and gas industry on a nationwide basis, there has been no Material Adverse Change in respect of Parent regarding the matters addressed in the Parent Engineering Report.

     SECTION 2.6 S-4 Registration Statement and Joint Proxy Statement. None of the information to be supplied by Parent for inclusion or incorporation by reference in the S-4 Registration Statement or the joint proxy statement (together with any amendments or supplements thereto, the "Joint Proxy Statement") relating to the Stockholder Meetings (as defined in Section 6.1) will (i) in the case of the S-4 Registration Statement, at the time it becomes effective and at the Effective Time, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein not misleading or (ii) in the case of the Joint Proxy Statement, at the time of the mailing of the Joint Proxy Statement and at the time of the Stockholder Meetings, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they are made, not misleading. If at any time prior to the Effective Time any event with respect to Parent, its officers and directors or any of its Subsidiaries shall occur which is required to be described in the Joint Proxy Statement or the S-4 Registration Statement, such event shall be so described, and an amendment or supplement shall be promptly filed with the SEC and, as required by law, disseminated to the stockholders of the Company and Parent. The S-4 Registration Statement will comply (with respect to Parent and its Subsidiaries) as to form in all material respects with the provisions of the Securities Act, and the Joint Proxy Statement will comply (with respect to Parent and its Subsidiaries) as to form in all material respects with the provisions of the Exchange Act.

     SECTION 2.7 Absence of Material Adverse Change. Except as disclosed in the Parent SEC Documents filed with the SEC prior to the date hereof and except for expenses incurred in connection with the transactions contemplated by this Agreement, there has not been any Material Adverse Change with respect to Parent (other than changes in generally accepted accounting principles or interpretations thereof that affect the oil and gas contract drilling industry or the oil and gas industry generally or changes in general economic conditions that affect either of those industries on a nationwide basis).

     SECTION 2.8 Pooling of Interests; Reorganization. To the knowledge of Parent, neither Parent nor Sub has (i) taken any action or failed to take any action which action or failure to take action would jeopardize the treatment of Sub's combination with the Company in the Merger as a pooling of interests for accounting purposes or (ii) taken any action or failed to take any action which action or failure to take action would jeopardize the qualification of the Merger as a reorganization within the meaning of Section 368(a) of the Code. Without limiting the foregoing: (i) Sub is wholly owned directly by Parent, and Sub has never owned or held any assets and has never incurred any liabilities, except for assets transferred to Sub in connection with its incorporation, all of which assets will be held by the Surviving Corporation immediately following the Merger, (ii) Parent has no plan or intention: to cause the Surviving Corporation to issue any shares of stock following the Merger, to reacquire any of the Parent Common Stock issued in the Merger, to liquidate the Surviving Corporation, to merge the Surviving Corporation with or into another corporation, to sell or otherwise dispose of any stock of the Surviving Corporation, or to cause the Surviving Corporation to sell or otherwise dispose of (except in the ordinary course of business) any of its assets, (iii) following the Merger, the Surviving Corporation will continue at least one significant historic business line of the Company, or use at least a significant portion of the Company's historic business assets in a business, in each case within the meaning of Treas. Reg. Section 1.368-1(d), (iv) neither Parent nor any of its Subsidiaries own, nor have any of them owned during the past five years, any capital stock of the Company, (v) Parent and Sub are not investment companies as defined in Section 368(a)(2)(F)(iii) and (iv) of the Code; (vi) Sub will have no liabilities assumed by the Company and will not transfer to the Company any assets subject to liabilities in the Merger; and
(vii) there is no intercorporate indebtedness between the Company and Parent.

     SECTION 2.9 Taxes. Except as otherwise set forth in Section 2.9 of the Parent Disclosure Schedule, (i) all material Tax Returns required to be filed by Parent and each of its Subsidiaries have been filed or extensions have been duly obtained; (ii) Tax Returns referred to in clause (i) are true and correct in all material respects and have been completed in all material respects in accordance with applicable law; (iii) all Taxes shown to be due on the Tax Returns referred to in clause (i) have been timely paid or extensions have been duly obtained or such taxes have been adequately provided for on the applicable entity's balance sheet or are being timely and properly contested; (iv) neither Parent nor any Subsidiary has waived any statute of limitations in respect of Taxes of Parent or such Subsidiary; (v) the Tax Returns referred to in clause (i) relating to federal and state income Taxes have been examined by the Internal Revenue Service or the appropriate state taxing authority or the period for assessment of the Taxes in respect of which such Tax Returns were required to be filed has expired; (vi) no issues that have been raised in writing by the relevant taxing authority in connection with the examination of the Tax Returns referred to in clause (i) are currently pending; (vii) all deficiencies asserted or assessments made as a result of any examination of the Tax Returns referred to in clause (i) by a taxing authority have been paid in full or adequately provided for on the applicable entity's balance sheet or are being timely and properly contested; and (viii) neither Parent nor any Subsidiary of Parent is a party to an income Tax allocation or sharing agreement with respect to a group of corporations filing tax returns on a combined, consolidated or unitary basis. For purposes of this Agreement, (a) "Tax" (and, with correlative meaning, "Taxes" and "Taxable") means any federal, state, local or foreign income, gross receipts, property, sales, use, license, excise, franchise, employment, payroll, withholding, alternative or added minimum, ad valorem, transfer, severance or excise tax, or any other tax, custom, duty, governmental fee or other like assessment or charge of any kind whatsoever, together with any interest or penalty, imposed by any governmental authority and (b) "Tax Return" means any return, report or similar statement required to be filed with respect to any Tax (including any attached schedules), including, without limitation, any information return, claim for refund, amended return or declaration of estimated Tax.

     SECTION 2.10 Title to Property. Except as set forth in Section 2.10 of the Parent Disclosure Schedule, Parent or its Subsidiaries has good and, with respect to real property, valid title to all of the material assets reflected on the consolidated financial statements of Parent included in the Parent SEC Documents as being owned by it or its Subsidiaries and all of the material assets thereafter acquired by it or its Subsidiaries (except to the extent that such assets have thereafter been disposed of in the ordinary course of business consistent with past practice), subject to no liens, mortgages, pledges, security interests, encumbrances, claims or charges of any kind (collectively, "Liens") except for (i) Liens for taxes not yet delinquent or the validity of which is being contested in good faith and (ii) any Liens arising by operation of law securing obligations not yet overdue. Notwithstanding the foregoing, title to the Oil and Gas Interests of Parent and its Subsidiaries is of the type customarily acceptable to prudent investors in Oil and Gas Interests in the area where such Oil and Gas Interests of Parent and its Subsidiaries are located.

     SECTION 2.11 Employee Benefit Plans. With respect to all the employee benefit plans and arrangements maintained for the benefit of any current or former employee, officer or director of Parent or any Subsidiary of Parent (collectively, the "Parent Plans"), except as set forth in the Parent SEC Documents and except as would not, individually or in the aggregate, have a Material Adverse Effect on Parent: (i) none of the Parent Plans is a multiemployer plan within the meaning of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"); (ii) none of the Parent Plans promises or provides retiree medical or life insurance benefits to any person, except as otherwise required by law; (iii) each Parent Plan intended to be qualified under
Section 401(a) of the Code has received a favorable determination letter from the Internal Revenue Service that it is so qualified and nothing has occurred since the date of such letter that could reasonably be expected to affect the qualified status of such Parent Plan; (iv) each Parent Plan has been operated in all respects in accordance with its terms and the requirements of applicable law; and (v) neither Parent nor any Subsidiary of Parent has incurred any direct or indirect liability under, arising out of or by operation of Title IV of ERISA in connection with the termination of, or withdrawal from, any Parent Plan or other retirement plan or arrangement, and no fact or event exists that could reasonably be expected to give rise to any such liability. The aggregate accumulated benefit obligations of any Parent Plan subject to Title IV of ERISA do not exceed the fair market value of the assets of such Parent Plan. Except as set forth in Schedule 2.11 of the Parent Disclosure Schedule, neither Parent nor any of its Subsidiaries has any Parent Plans or any employment or severance agreements with any of its employees.

     SECTION 2.12 Labor Matters. (i) Neither Parent nor any of its Subsidiaries is a party to any collective bargaining agreement or other material contract or agreement with any labor organization or other representative of employees nor is any such contract being negotiated; (ii) there is no material unfair labor practice charge or complaint pending nor, to the knowledge of the executive officers of Parent, threatened, with regard to employees of Parent or any Subsidiary; (iii) there is no labor strike, material slowdown, material work stoppage or other material labor controversy in effect, or, to the knowledge of the executive officers of Parent, threatened against Parent or any of its Subsidiaries; (iv) as of the date hereof, no representation question exists, nor to the knowledge of the executive officers of Parent are there any campaigns being conducted to solicit cards from the employees of Parent or any Subsidiary of Parent to authorize representation by any labor organization; (v) neither Parent nor any Subsidiary of Parent is a party to, or is otherwise bound by, any consent decree with any governmental authority relating to employees or employment practices of Parent or any Subsidiary of Parent; (vi) Parent and its Subsidiaries have not incurred any liability under, and have complied in all respects with, the Worker Adjustment Retraining Notification Act, and no fact or event exists that could give rise to liability under such Act; and (vii) Parent and each Subsidiary of Parent are in compliance with all applicable agreements, contracts and policies relating to employment, employment practices, wages, hours and terms and conditions of employment of the employees, except where the failure to be in compliance with each such agreement, contract and policy would not, either singly or in the aggregate, have a Material Adverse Effect on Parent.

     SECTION 2.13  Environmental Matters.  (a) Except as set forth on Section
2.13 of the Parent Disclosure Schedule and except to the extent that the inaccuracy of any of the following, individually or in the aggregate, would not have a Material Adverse Effect on Parent, to the knowledge of the executive officers of Parent:

          (i) Parent and its Subsidiaries hold, and are in compliance with and have been in compliance with for the last three years, all Environmental Permits, and are otherwise in substantial compliance and have been in substantial compliance for the last three years with, all applicable Environmental Laws and there is no condition that is reasonably likely to prevent or materially interfere prior to the Effective Time with compliance by Parent and its Subsidiaries with Environmental Laws;

          (ii) no modification, revocation, reissuance, alteration, transfer or amendment of any Environmental Permit, or any review by, or approval of, any third party of any Environmental Permit is required in connection with the execution or delivery of this Agreement or the consummation by Parent of the transactions contemplated hereby or the operation of the business of Parent or any of its Subsidiaries on the date of the Closing;

          (iii) neither Parent nor any of its Subsidiaries has received any Environmental Claim, nor has any Environmental Claim been threatened against Parent or any of its Subsidiaries;

          (iv) neither Parent nor any of its Subsidiaries has entered into, agreed to or is subject to any outstanding judgment, decree, order or consent arrangement with any governmental authority under any Environmental Laws, including without limitation those relating to compliance with any Environmental Laws or to the investigation, cleanup, remediation or removal of Hazardous Materials;

          (v) there are no circumstances that are reasonably likely to give rise to liability under any agreements with any person pursuant to which Parent or any Subsidiary of Parent would be required to defend, indemnify, hold harmless, or otherwise be responsible for any violation by or other liability or expense of such person, or alleged violation by or other liability or expense of such person, arising out of any Environmental Law; and

          (vi) there are no other circumstances or conditions that are reasonably likely to give rise to liability of Parent or any of its Subsidiaries under any Environmental Laws.

     (b) For purposes of this Agreement, the terms below shall have the following meanings:

          "Environmental Claim" means any written complaint, notice, claim, demand, action, suit or judicial, administrative or arbitral proceeding by any person to Parent or any of its Subsidiaries (or, for purposes of Section 3.13, the Company) asserting liability or potential liability (including without limitation, liability or potential liability for investigatory costs, cleanup costs, governmental response costs, natural resource damages, property damage, personal injury, fines or penalties) arising out of, relating to, based on or resulting from (i) the presence, discharge, emission, release or threatened release of any Hazardous Materials at any location, (ii) circumstances forming the basis of any violation or alleged violation of any Environmental Laws or Environmental Permits, or (iii) otherwise relating to obligations or liabilities of Parent or any of its Subsidiaries (or, for purposes of Section 3.13, the Company) under any Environmental Law.

          "Environmental Permits" means all permits, licenses, registrations, exemptions and other governmental authorizations required under Environmental Laws for Parent or any of its Subsidiaries (or, for purposes of Section 3.13, the Company) to conduct its operations as presently conducted.

          "Environmental Laws" means all applicable foreign, federal, state and local statutes, rules, regulations, ordinances, orders, decrees and common law relating in any manner to pollution or protection of the environment, to the extent and in the form that such exist at the date hereof.

          "Hazardous Materials" means all hazardous or toxic substances, wastes, materials or chemicals, petroleum (including crude oil or any fraction thereof) and petroleum products, asbestos and asbestos-containing materials, pollutants, contaminants and all other materials and substances, including but not limited to radioactive materials, regulated pursuant to any Environmental Laws.

     SECTION 2.14 Agreements. Except agreements and arrangements made in the ordinary course of business, neither Parent nor any of its Subsidiaries is bound by any material contract (as defined in Item 601(b)(10) of SEC Regulation S-K) to be performed after the date hereof that has not been filed with or incorporated by reference in the Parent's SEC Documents filed with the SEC prior to the date of this Agreement.

     SECTION 2.15 Litigation. Except as set forth in Section 2.15 of the Parent Disclosure Schedule and except as disclosed prior to the date hereof in the Parent SEC Documents, there is no suit, action, investigation or proceeding pending or, to the knowledge of the executive officers of Parent, threatened against Parent or any of its Subsidiaries at law or in equity before or by any federal, state, municipal or other governmental department, commission, board, bureau, agency or instrumentality, domestic or foreign, or before any arbitrator of any kind, that would have a Material Adverse Effect on Parent or, with respect to such matters that are pending or threatened, materially impair the ability of Parent to perform its obligations hereunder or to consummate the transactions contemplated hereby, and there is no judgment, decree, injunction, rule or order of any court, governmental department, commission, board, bureau, agency, instrumentality or arbitrator to which Parent or any of its Subsidiaries is subject that would have a Material Adverse Effect on Parent or, with respect to such items that are outstanding and applicable as of the date hereof, materially impair the ability of Parent to perform its obligations hereunder or to consummate the transactions contemplated hereby.

     SECTION 2.16  Governmental Licenses and Permits; Compliance with
Law. Neither Parent nor any of its Subsidiaries has received notice of any revocation or modification of any federal, state, local or foreign governmental license, certification, tariff, permit, authorization or approval, the revocation or modification of which would have a Material Adverse Effect on Parent. To the knowledge of the executive officers of Parent, the conduct of the business of each of Parent and its Subsidiaries complies with all statutes, laws, regulations, ordinances, rules, judgments, orders, decrees or arbitration awards applicable thereto, except for violations or failures to comply, if any, that, individually or in the aggregate, would not have a Material Adverse Effect on Parent.

     SECTION 2.17 Required Vote of Parent Stockholders. The affirmative vote of the holders of not less than a majority of the outstanding shares of Parent Common Stock is required to approve the Charter Amendment and the Share Issuance. No other vote of the stockholders of Parent is required by law, the Certificate of Incorporation or By-laws of Parent or otherwise in order for Parent to consummate the Merger and the other transactions contemplated hereby.

     SECTION 2.18 Parent Action. The Board of Directors of the Parent (at a meeting duly called and held) unanimously (1) determined that the Merger is fair to and advisable and in the best interests of Parent and its stockholders, (b) approved this Agreement, the Charter Amendment and the Share Issuance, (c) resolved to recommend adoption of the Charter Amendment and approve the Share Issuance by Parent's stockholders and (d) directed that the Charter Amendment and the Share Issuance be submitted to Parent's stockholders.

     SECTION 2.19 Opinion of Financial Advisors. On the date hereof, Parent has received the respective written opinions of TM Capital Corp. and Gilford Securities Incorporated to the effect that the consideration to be paid by Parent pursuant to this Agreement and the Exchange Ratio are fair to the stockholders of Parent from a financial point of view.

     SECTION 2.20 Brokers. No broker, investment banker or other person, other than TM Capital Corp. and Gilford Securities Incorporated, the fees and expenses of which will be paid by Parent, is entitled to any broker's, finder's or other similar fee or commission in connection with the transactions contemplated by this Agreement based upon arrangements made by or on behalf of Parent or Sub. Parent has previously delivered to the Company a true, correct and complete copy of any engagement or fee agreement between Parent and its Subsidiaries, on the one hand, and TM Capital Corp. and Gilford Securities Incorporated on the other.

                                  ARTICLE III

                 REPRESENTATIONS AND WARRANTIES OF THE COMPANY

     The Company represents and warrants to Parent and Sub as follows:

     SECTION 3.1 Organization, Standing and Power. The Company is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Delaware and has the requisite corporate power and authority to carry on its business as now being conducted. The Company has no subsidiaries. The Company is duly qualified to do business, and is in good standing, in each jurisdiction where the character of its properties owned or held under lease or the nature of its activities makes such qualification necessary, except where the failure to be so qualified would not, individually or in the aggregate, have a Material Adverse Effect on the Company.

     SECTION 3.2 Capital Structure. The authorized capital stock of the Company consists of 5,000,000 shares of Company Common Stock and 500,000 shares of Preferred Stock (the "Preferred Stock"), par value $0.01 per share. At the close of business on April 19, 1996, (i) 2,097,476 shares of Company Common Stock were issued and outstanding, (ii) 135,100 shares of Company Common Stock were reserved for issuance upon the exercise of then outstanding Company Stock Options (as defined in Section 6.7), (iii) no additional shares of Company Common Stock were reserved for issuance under Company Stock Options, (iv) no shares of Company Common Stock were held by the Company in its treasury, and (v) no shares of Preferred Stock were issued and outstanding or reserved for issuance. There are no outstanding SARs. All outstanding shares of capital stock of the Company are validly issued, fully paid and nonassessable and not subject to preemptive rights. Except for the Company Stock Options outstanding as of the date of this Agreement, there are no options, warrants, rights, commitments, agreements, arrangements or undertakings of any kind to which the Company is a party or by which it is bound obligating the Company to issue, deliver or sell, or cause to be issued, delivered or sold, additional shares of capital stock or other voting securities of the Company. True and correct copies of all agreements, instruments and other governing documents relating to the Company Stock Options have been furnished to Parent.

     SECTION 3.3 Authority; Non-Contravention. The Board of Directors of the Company has declared the Merger fair to and advisable and in the best interest of the stockholders of the Company, and the Company has all requisite power and authority to enter into this Agreement and, subject to approval of the Merger by the stockholders of the Company, to consummate the transactions contemplated hereby. The execution and delivery of this Agreement by the Company and the consummation by the Company of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of the Company, subject to such approval of the Merger by the stockholders of the Company. This Agreement has been duly executed and delivered by the Company and (assuming the valid authorization, execution and delivery of this Agreement by Parent and Sub) constitutes a valid and binding obligation of the Company enforceable against the Company in accordance with its terms, except to the extent enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer or other similar laws of general applicability relating to or affecting the enforcement of creditors' rights and by the effect of general principles of equity (regardless of whether enforceability is considered in a proceeding in equity or at law). Except as set forth in Section 3.3 of the disclosure statement of the Company dated as of the date hereof, previously delivered to Parent (the "Company Disclosure Schedule"), the execution and delivery of this Agreement do not, and the consummation of the transactions contemplated hereby and compliance with the provisions hereof will not, conflict with, or result in any violation of, or default (with or without notice or lapse of time, or both) under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation of any lien, security interest, charge or encumbrance upon any of the properties or assets of the Company under, any provision of (i) the Certificate of Incorporation or By-laws of the Company (true and complete copies of which as of the date hereof have been delivered to Parent), (ii) any loan or credit agreement, note, bond, mortgage, indenture, lease or other agreement, instrument, permit, concession, franchise or license applicable to the Company or (iii) any judgment, order, decree, statute, law, ordinance, rule or regulation applicable to the Company or any of its respective properties or assets, other than, in the case of clauses (ii) or (iii), any such conflicts, violations, defaults, rights, liens, losses, security interests, charges or encumbrances that, individually or in the aggregate, would not have a Material Adverse Effect on the Company, materially impair the ability of the Company to perform its obligations hereunder or prevent the consummation of any of the transactions contemplated hereby. Except as set forth on Schedule 3.3 of the Company Disclosure Schedule, no filing or registration with, or authorization, consent or approval of, any Governmental Entity is required by or with respect to the Company in connection with the execution and delivery of this Agreement by the Company or is necessary for the consummation by the Company of the Merger and the other transactions contemplated by this Agreement, except for (i) in connection, or in compliance, with the provisions of the Securities Act and the Exchange Act, (ii) the filing of the Certificate of Merger with the Secretary of State of the State of Delaware and recording of the Certificate of Merger in the appropriate county in Delaware after the filing thereof with the Secretary of State of the State of Delaware and the filing or recording of appropriate documents with the relevant authorities of other states in which the Company is qualified to do business, (iii) such filings and consents as may be required under any environmental, health or safety law or regulation pertaining to any notification, disclosure or required approval triggered by the Merger or the transactions contemplated by this Agreement, (iv) such filings as may be required in connection with applicable taxes, (v) such other consents, approvals, orders, authorizations, registrations, declarations and filings as may be required under the corporation, takeover or "Blue Sky" laws of various states, and (vi) such other consents, approvals, orders, authorizations, registrations, declarations and filings the failure of which to be obtained or made would not, individually or in the aggregate, have a Material Adverse Effect on the Company, materially impair the ability of the Company to perform its obligations hereunder or prevent the consummation of any of the transactions contemplated hereby.

     SECTION 3.4 SEC Documents. The Company has filed all required documents with the SEC since January 1, 1994 (the "Company SEC Documents"). As of their respective dates, the Company SEC Documents complied in all material respects with the requirements of the Securities Act or the Exchange Act, as the case may be, and none of the Company SEC Documents contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading. The financial statements of the Company included in the Company SEC Documents comply as to form in all material respects with applicable accounting requirements and the published rules and regulations of the SEC with respect thereto, have been prepared in accordance with generally accepted accounting principles (except, in the case of unaudited statements, as permitted by Form 10-QSB of the SEC) applied on a consistent basis during the periods involved (except as may be indicated therein or in the notes thereto) and fairly present the financial position of the Company as at the dates thereof and the results of their operations and changes in financial position for the periods then ended (subject, in the case of unaudited statements, to normal year-end audit adjustments and to any other adjustments described therein). There is no liability or obligation of any kind, whether accrued, absolute, fixed or contingent, of the Company of which the executive officers of the Company have knowledge and which is required by generally accepted accounting principles to be reflected or reserved against or otherwise disclosed in the most recent financial statements of the Company included in the Company SEC Documents which is not so reflected or reserved against that individually or in the aggregate would have a Material Adverse Effect on the Company.

     SECTION 3.5 Engineering Reports. All information supplied to Badgwell & Haas, an independent petroleum engineering firm, by or on behalf of the Company that was material to such firm's preparation of its oil and gas reserve engineering report dated as of March 31, 1996 (the "Company Engineering Report") regarding the Oil and Gas Interests of the Company, was (at the time supplied or as modified or amended prior to the issuance of the Company Engineering Report) true and correct in all material respects. Except for changes in classification or values of oil and gas reserve or property interests that occurred in the ordinary course of business since March 31, 1996, and except for changes (including changes in commodity prices) generally affecting the oil and gas industry on a nationwide basis, there has been no Material Adverse Change in respect of the Company regarding the matters addressed in the Company Engineering Report.

     SECTION 3.6 S-4 Registration Statement and Joint Proxy Statement. None of the information supplied or to be supplied by the Company for inclusion or incorporation by reference in the S-4 Registration Statement or the Joint Proxy Statement will (i) in the case of the S-4 Registration Statement, at the time it becomes effective and at the Effective Time, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein not misleading or (ii) in the case of the Joint Proxy Statement, at the time of the mailing of the Joint Proxy Statement and at the time of the Stockholder Meetings, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they are made, not misleading. If at any time prior to the Effective Time any event with respect to the Company, its officers and directors should occur which is required to be described in an amendment of, or a supplement to, the Joint Proxy Statement or the S-4 Registration Statement, such event shall be so described, and such amendment or supplement shall be promptly filed with the SEC and, as required by law, disseminated to the stockholders of the Company and Parent. The S-4 Registration Statement will comply (with respect to the Company) as to form in all material respects with the provisions of the Securities Act, and the Joint Proxy Statement will comply (with respect to the Company) as to form in all material respects with the provisions of the Exchange Act.

     SECTION 3.7 Absence of Material Adverse Change. Except as disclosed in the Company SEC Documents filed with the SEC prior to the date hereof and except for expenses incurred in connection with the transactions contemplated by this Agreement there has not been any Material Adverse Change with respect to the Company (other than changes in generally accepted accounting principles or interpretations thereof that affect the oil and gas contract drilling industry or the oil and gas industry generally or changes in general economic conditions that affect either of those industries on a nationwide basis).

     SECTION 3.8 Pooling of Interests; Reorganization. To the knowledge of the Company, the Company has not (i) taken any action or failed to take any action which action or failure to take action would jeopardize the treatment of Sub's combination with the Company in the Merger as a pooling of interests for accounting purposes or (ii) taken any action or failed to take any action which action or failure to take action would jeopardize the qualification of the Merger as a reorganization within the meaning of Section 368(a) of the Code. Without limiting the foregoing: (i) to the knowledge of the executive officers of the Company, (x) there is no plan or intention on the part of the holders of Company Common Stock to sell, exchange, or otherwise dispose of a number of shares of Parent Common Stock that would cause paragraph 2 of Section 7.03 of Rev. Proc. 77-37 (as amplified) not to be true as applied to the Merger, and (y) the only Company stockholders beneficially owning more than 5% of the outstanding Company Common Stock are as set forth in Section 3.8 of the Company Disclosure Schedule, (ii) as of the Effective Time and immediately following the Merger, the Surviving Corporation will hold "substantially all" of the Company's properties within the meaning of Section 368(a)(2)(E) of the Code and Rev. Proc. 77-37 (as amplified), (iii) there is no intercorporate indebtedness between the Company and Parent, (iv) immediately following the Merger, the Surviving Corporation will be wholly owned directly by Parent, and the Surviving Corporation will not have outstanding any type of right or obligation pursuant to which any person could acquire capital stock of the Surviving Corporation, and (v) the Company has no plan or intention for the Surviving Corporation to issue additional shares of its capital stock following the Merger.

     SECTION 3.9 Taxes. Except as otherwise set forth in Section 3.9 of the Company Disclosure Schedule, (i) all material Tax Returns required to be filed by the Company have been filed or extensions have been obtained, (ii) Tax Returns referred to in clause (i) are true and correct in all material respects and have been completed in all material respects in accordance with applicable laws, (iii) all Taxes shown to be due on the Tax Returns referred in clause (i) have been timely paid or extensions have been duly obtained or such Taxes have been adequately provided for on the Company's balance sheet or are being timely and properly contested; (iv) the Company has not waived any statute of limitations in respect of Taxes of the Company; (v) the Tax Returns referred to in clause (i) relating to federal and state income Taxes have been examined by the Internal Revenue Service or the appropriate state taxing authority or the period for assessment of the Taxes in respect of which such Tax Returns were required to be filed has expired; (vi) no issues that have been raised in writing by the relevant taxing authority in connection with the examination of the Tax Returns referred to in clause (i) are currently pending; (vii) all deficiencies asserted or assessments made as a result of any examination of the Tax Returns referred to in clause (i) by a taxing authority have been paid in full or adequately provided for on the Company's balance sheet or are being timely and properly contested; and (viii) the Company is not a party to an income Tax allocation or sharing agreement with respect to a group of corporations filing Tax Returns on a combined, consolidated or unitary basis.

     SECTION 3.10 Title to Property. Except as set forth in Schedule 3.10 of the Company Disclosure Schedule, the Company has good and, with respect to real property, valid title to all of the material assets reflected on the financial statements of the Company included in the Company SEC Documents as being owned by it and all of the material assets thereafter acquired by it (except to the extent that such assets have thereafter been disposed of in the ordinary course of business consistent with past practice), subject to no Liens, except for (i) Liens for taxes not yet delinquent or the validity of which is being contested in good faith and (ii) any Liens arising by operation of law securing obligations not yet overdue. Notwithstanding the foregoing, title to the Oil and Gas Interests of the Company is of the type customarily acceptable to prudent investors in Oil and Gas Interests in the area where such Oil and Gas Interests of the Company is located.

     SECTION 3.11 Employee Benefit Plans; Employment Agreements. With respect to all the employee benefit plans, programs and arrangements, including, but not limited to, the Supplemental Executive Retirement Plan of Tucker Drilling Company, Inc. effective April 1, 1991, and related trust maintained for the benefit of any current or former employee, officer or director of the Company (collectively, the "Company

Plans"), except as would not, individually or in the aggregate, have a Material Adverse Effect on the Company: (i) none of the Company Plans is a multiemployer plan within the meaning of ERISA; (ii) none of the Company Plans promises or provides retiree medical or life insurance benefits to any person, except as otherwise required by law; (iii) each Company Plan intended to be qualified under Section 401(a) of the Code has received a favorable determination letter from the Internal Revenue Service that it is so qualified and nothing has occurred since the date of such letter that could reasonably be expected to affect the qualified status of such Company Plan; (iv) each Company Plan has been operated in all respects in accordance with its terms and the requirements of applicable law; and (v) the Company has not incurred any direct or indirect liability under, arising out of or by operation of Title IV of ERISA in connection with the termination of, or withdrawal from, any Company Plan or other retirement plan or arrangement, and no fact or event exists that could reasonably be expected to give rise to any such liability. The aggregate accumulated benefit obligations of any Company Plan subject to Title IV of ERISA do not exceed the fair market value of the assets of such Company Plan. Except as set forth in Schedule 3.11 of the Company Disclosure Schedule, the Company has no Company Plans or any employment or severance agreements with any of its employees.

     SECTION 3.12 Labor Matters. (i) The Company is not a party to any collective bargaining agreement or other material contract or agreement with any labor organization or other representative of employees nor is any such contract being negotiated; (ii) there is no material unfair labor practice charge or complaint pending nor, to the knowledge of the executive officers of the Company, threatened, with regard to employees of the Company; (iii) there is no labor strike, material slowdown, material work stoppage or other material labor controversy in effect, or, to the knowledge of the executive officers of the Company, threatened against the Company or any of its Significant Subsidiaries;
(iv) as of the date hereof, no representation question exists, nor to the knowledge of the executive officers of the Company are there any campaigns being conducted to solicit cards from the employees of the Company to authorize representation by a labor organization; (v) the Company is not party to, or is not otherwise bound by, any consent decree with any governmental authority relating to employees or employment practices of the Company; (vi) the Company has not incurred any liability under, and has complied in all respects with, the Worker Adjustment Retraining Notification Act, and no fact or event exists that could give rise to liability under such Act; and (vii) the Company is in compliance with all applicable agreements, contracts and policies relating to employment, employment practices, wages, hours and terms and conditions of employment of the employees, except where the failure to be in compliance with each such agreement, contract and policy would not, either singly or in the aggregate, have a Material Adverse Effect on the Company.

     SECTION 3.13 Environmental Matters. Except to the extent that the inaccuracy of any of the following, individually or in the aggregate, would not have a Material Adverse Effect on the Company, to the knowledge of the executive officers of the Company:

          (i) the Company holds, and is in compliance with and has been in compliance with for the last three years, all Environmental Permits, and is otherwise in substantial compliance and has been in substantial compliance for the last three years with, all applicable Environmental Laws and there is no condition that is reasonably likely to prevent or materially interfere prior to the Effective Time with compliance by the Company with Environmental Laws;

          (ii) no modification, revocation, reissuance, alteration, transfer or amendment of any Environmental Permit, or any review by, or approval of, any third party of any Environmental Permit is required in connection with the execution or delivery of this Agreement or the consummation by the Company of the transactions contemplated hereby or the operation of the business of the Company on the date of the Closing;

          (iii) the Company has not received any Environmental Claim, nor has any Environmental Claim been threatened against the Company;

          (iv) the Company has not entered into, agreed to or is not subject to any outstanding judgment, decree, order or consent arrangement with any governmental authority under any Environmental Laws, including without limitation those relating to compliance with any Environmental Laws or to the investigation, cleanup, remediation or removal of Hazardous Materials;

          (v) there are no circumstances that are reasonably likely to give rise to liability under any agreements with any person pursuant to which the Company would be required to defend, indemnify, hold harmless, or otherwise be responsible for any violation by or other liability or expense of such person, or alleged violation by or other liability or expense of such person, arising out of any Environmental Law; and

          (vi) there are no other circumstances or conditions that are reasonably likely to give rise to liability of the Company under any Environmental Laws.

     SECTION 3.14 Agreements. Except agreements and arrangements made in the ordinary course of business, the Company is not bound by any material contract (as defined in Item 601(b)(1) of SEC Regulation S-K) to be performed after the date hereof that has not been filed with or incorporated by referenced in the Company SEC Documents filed with the SEC prior to the date of this Agreement.

     SECTION 3.15 Litigation. Except as set forth on Schedule 3.15 of the Company Disclosure Schedule and except as disclosed prior to the date hereof in the Company SEC Documents, there is no suit, action, investigation or proceeding pending or, to the knowledge of the executive officers of the Company, threatened against the Company at law or in equity before or by any federal, state, municipal or other governmental department, commission, board, bureau, agency or instrumentality, domestic or foreign, or before any arbitrator of any kind, that would have a Material Adverse Effect on the Company or, with respect to such matters that are pending or threatened as of the date hereof, materially impair the ability of the Company to perform its obligations hereunder or to consummate the transactions contemplated hereby, and there is no judgment, decree, injunction, rule or order of any court, governmental department, commission, board, bureau, agency, instrumentality or arbitrator to which the Company or any of its Subsidiaries is subject that would have a Material Adverse Effect on the Company or, with respect to such items that are outstanding and applicable as of the date hereof, materially impair the ability of the Company to perform its obligations hereunder or to consummate the transactions contemplated hereby.

     SECTION 3.16 Governmental Licenses and Permits; Compliance with Law. The Company has not received notice of any revocation or modification of any federal, state, local or foreign governmental license, certification, tariff, permit, authorization or approval, the revocation or modification of which would have a Material Adverse Effect on the Company. To the knowledge of the executive officers of the Company, the conduct of the business of the Company complies with all statutes, laws, regulations, ordinances, rules, judgments, orders, decrees or arbitration awards applicable thereto, except for violations or failures to comply, if any, that, individually or in the aggregate, would not have a Material Adverse Effect on the Company.

     SECTION 3.17 Required Vote of the Company Stockholders. The affirmative vote of the holders of not less than a majority of the outstanding shares of the Company Common Stock is required to adopt this Agreement. No other vote of the stockholders of the Company is required by law, the Restated Certificate of Incorporation or By-laws of the Company or otherwise to adopt this Agreement and approve the Merger and the other transactions contemplated hereby.

     SECTION 3.18 Company Action. The Board of Directors of the Company (at a meeting duly called and held) unanimously (a) determined that the Merger is fair to and advisable and in the best interests of the Company and its stockholders,
(b) approved this Agreement and the Merger in accordance with the DGCL, (c) resolved to recommend adoption of this Agreement and approval of the Merger by the Company's stockholders and (d) directed that this Agreement be submitted to the Company's stockholders.

     SECTION 3.19 Section 203 of the DGCL Not Applicable. The Board of Directors of the Company has approved the Merger and this Agreement and such approval is sufficient to render inapplicable to the Merger and the other transactions contemplated hereby the restrictions contained in Section 203 of the DGCL.

     SECTION 3.20 Opinion of Financial Advisor. On the date hereof the Company has received the written opinion of Rauscher Pierce Refsnes, Inc. to the effect that the terms of the Merger are fair to the holders of the Company Common Stock from a financial point of view.

     SECTION 3.21 Brokers. No broker, investment banker or other person, other than Rauscher Pierce Refsnes, Inc., the fees and expenses of each which will be paid by the Company, is entitled to any broker's, finder's or other similar fee or commission in connection with the transactions contemplated by this Agreement based upon arrangements made by or on behalf of the Company. The Company has previously delivered to Parent a true, correct and complete copy of any engagement or fee agreement between the Company and Rauscher Pierce Refsnes, Inc.

     SECTION 3.22 Amended and Restated Severance Pay Agreement. On or before the date hereof, each of the persons listed on Schedule 3.22 of the Company Disclosure Schedule has executed and delivered to the Company an Amended and Restated Severance Pay Agreement in the form previously delivered to, and approved by, Parent.

     SECTION 3.23 Retirement Plan Settlement Agreement. On or before the date hereof, each of the persons listed on Section 3.23 of the Company Disclosure Schedule has executed and delivered the Settlement Agreement Relating to Payments Under the Supplemental Executive Retirement Plan of Tucker Drilling Company, Inc. (the "Retirement Plan Settlement Agreement"), in the form previously delivered to, and approved by, Parent.

                                   ARTICLE IV

                  REPRESENTATIONS AND WARRANTIES REGARDING SUB

     Parent and Sub jointly and severally represent and warrant to the Company as follows:

     SECTION 4.1 Organization and Standing. Sub is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Delaware. Sub was organized solely for the purpose of acquiring the Company and engaging in the transactions contemplated by this Agreement and has not engaged in any business since it was incorporated which is not in connection with the Merger and this Agreement.

     SECTION 4.2 Capital Structure. The authorized capital stock of Sub consists of 1,000 shares of common stock, par value $0.01 per share, all of which are validly issued and outstanding, fully paid and nonassessable and are owned by Parent free and clear of all liens, claims and encumbrances.

     SECTION 4.3 Authority; Non-Contravention. Sub has the requisite power and authority to enter into this Agreement and to consummate the Merger and the other transactions contemplated hereby. The execution and delivery of this Agreement by Sub, the performance by Sub of its obligations hereunder and the consummation of the transactions contemplated hereby have been duly authorized by its Board of Directors and Parent as its sole stockholder, and, except for the corporate filings required by state law, no other corporate proceedings on the part of Sub are necessary to authorize this Agreement and the Merger and the other transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by Sub and (assuming the due authorization, execution and delivery hereof by the Company) constitutes a valid and binding obligation of Sub enforceable against Sub in accordance with its terms, except to the extent enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer or other similar laws of general applicability relating to or affecting the enforcement of creditors' rights and by the effect of general principles of equity (regardless of whether enforceability is considered in a proceeding in equity or at law). The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated hereby and compliance with the provisions hereof will not, conflict with, or result in any violation of, or default (with or without notice or lapse of time, or both) under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation of any lien, security interest, charge or encumbrance upon any of the properties or assets of Sub under, any provision of (i) the Certificate of Incorporation or By-laws (true and complete copies of which as of the date hereof have been delivered to the Company) of Sub, (ii) any loan or credit agreement, note, bond, mortgage, indenture, lease or other agreement, instrument, permit, concession, franchise or license applicable to Sub or (iii) any judgment, order, decree, statute, law, ordinance, rule or regulation applicable to Sub or any of its properties or assets, other than, in the case of clauses (ii) or (iii), any such conflicts, violations, defaults, rights, losses, liens, security interests, charges or encumbrances that, individually or in the aggregate, would not have a Material Adverse Effect on Sub, materially impair the ability of Sub to perform its obligations hereunder or prevent the consummation of any of the transactions contemplated hereby.

                                   ARTICLE V

                   COVENANTS RELATING TO CONDUCT OF BUSINESS

     SECTION 5.1  Conduct of Business Pending the Merger.

     (a) Actions. During the period from the date of this Agreement through the Effective Time, unless Parent or the Company, as the case may be, shall consent thereto in writing (which consent will not be unreasonably withheld), each of the Company and Parent shall, and Parent shall cause its respective Subsidiaries to, in all material respects carry on its respective businesses in the ordinary course and consistent with past practice (including with respect to the contract drilling segment of their operations, drilling rates and length and types of contracts) and, to the extent consistent therewith and with the terms of this Agreement, use all reasonable efforts to preserve intact its current business organizations, keep available the services of its current officers and employees and preserve its relationships with customers, suppliers and others having business dealings with it to the end that its goodwill and ongoing businesses shall be unimpaired at the Effective Time. Without limiting the generality of the foregoing, prior to the Effective Time, except as otherwise expressly contemplated by this Agreement (including, but not limited to, Section 5.2 or Section 5.1 of the Company Disclosure Schedule), each of the Company and Parent shall not, and Parent shall cause its Subsidiaries not to, without the prior written consent of the other parties to this Agreement:

          (i) (x) declare, set aside or pay any dividends on, or make any other actual, constructive or deemed distributions in respect of, any of its respective capital stock, or otherwise make any payments to its respective stockholders in their capacity as such, (y) split, combine or reclassify any of its capital stock or issue or authorize the issuance of any other securities in respect of, in lieu of or in substitution for shares of its capital stock, or (z) purchase, redeem or otherwise acquire any shares of capital stock of each of the Company or Parent, or any of Parent's Subsidiaries or any other securities thereof or any rights, warrants or options to acquire any such shares or other securities, except in connection with the terms of their respective stock option plans in existence on December 31, 1995;

          (ii) issue, deliver, sell, pledge, dispose of or otherwise encumber any shares of its or, in the case of Parent, its Subsidiaries' capital stock, any other voting securities or equity equivalent or any securities convertible into, or grant any rights, warrants or options to acquire, any such shares, voting securities or convertible securities or equity equivalent (other than, in the case of the Company or Parent, the issuance of Company Common Stock or Parent Common Stock, as the case may be, during the period from the date of this Agreement through the Effective Time upon the exercise of Company Stock Options or Parent stock options or warrants, as the case may be, outstanding as of the date of this Agreement in accordance with their current terms);

          (iii) amend its Certificate of Incorporation or amend in any material respects its By-laws, other than the Charter Amendment;

          (iv) acquire, merge or consolidate with, or purchase a portion of the assets of or equity in, any corporation, partnership, association or other business organization or division thereof or otherwise acquire any assets, in each case that involves a transaction exceeding $50,000 in the aggregate, or commence any proceedings with respect thereto, or engage in any negotiations with any person or entity concerning any such transaction, except as previously disclosed in writing to Parent or the Company, as the case may be; provided, however, that the Company and Parent may acquire Oil and Gas Interests and land drilling rigs and related equipment in the ordinary course of business consistent with past practice;

          (v) except in the ordinary course of business, sell, lease or otherwise dispose of or agree to sell, lease or otherwise dispose of, any business or line of business or any of its assets, in each case that are material, individually or in the aggregate, to the Company, or to Parent and its Subsidiaries taken as a whole, respectively;

          (vi) make any capital expenditures, except in the ordinary course of business and as previously disclosed in writing to Parent or the Company, as the case may be;

          (vii) (A) pay, discharge, or satisfy any material claims, liabilities, or obligations (absolute, accrued, asserted or unasserted, contingent or otherwise), except for the payment, discharge or satisfaction of its liabilities or its obligations in the ordinary course of business or in accordance with their terms as in effect on the date hereof, (B) adopt a plan of complete or partial liquidation or resolutions providing for or authorizing such a liquidation or a dissolution, restructuring, recapitalization or reorganization; (C) enter into any collective bargaining agreement, successor collective bargaining agreement or amended collective bargaining agreement; (D) change any accounting principle used by it, except for such changes required to be implemented prior to the Effective Time pursuant to generally accepted accounting principles or rules of the SEC; or (E) settle or compromise any litigation brought against it, other than settlements or compromises of any litigation where the amount paid in settlement or compromise (including without limitation the cost to Parent and its Subsidiaries or the Company as the case may be, of complying with any provision of such settlement or compromise other than cash payments) does not exceed $100,000, exclusive of amounts covered by insurance;

          (viii) (A) enter into any new, or amend any existing, severance agreement or arrangement, deferred compensation arrangement or employment agreement with any officer, director or employee, except that, Parent and the Company may hire additional employees to the extent deemed by their respective managements to be in the best interests of Parent or the Company, as the case may be, provided, that neither the Company nor Parent may enter into any employment or severance agreement or any deferred compensation arrangement with any such additional employees, (B) adopt any new, or amend any existing, incentive, retirement or welfare benefit arrangements, plans or programs for the benefit of current, former or retired employees (other than amendments required by law or to maintain the tax qualified status of such plans under the Code), or (C) grant any increases in employee compensation, other than in the ordinary course or pursuant to promotions, in each case consistent with past practice (which shall include normal individual periodic performance reviews and related compensation and benefit increases);

          (ix) (y) incur any indebtedness for borrowed money or guarantee any such indebtedness in excess of $4,000,000 or issue or sell any debt securities or guarantee any debt securities of others or (z) make any loans, advances (other than joint interest billings) or capital contributions to, or investments in, any other person, other than to the Company, to Parent or any wholly-owned Subsidiary of Parent, respectively; or

          (x) authorize or enter into any agreement to do any of the foregoing.

     (b) Advice of Changes. Each of the Company and Parent shall promptly advise the other such party orally and in writing of any change or event which would have a Material Adverse Effect on the Company or Parent, respectively, or would prohibit the Merger or the other transactions contemplated hereby.

     SECTION 5.2 No Solicitation. From and after the date hereof, the Company will not, and will cause its officers, directors, employees, agents and other representatives not to, directly or indirectly, solicit or initiate any takeover proposal or offer for the Company, and not to solicit or initiate, directly or indirectly, discussions, negotiations, considerations or inquiries concerning a takeover proposal or offer for the Company, from any person, or engage in discussions or negotiations relating thereto, or provide to any other person any information or data relating to the Company for the purpose of, or have any substantive discussions with any person relating to, or otherwise cooperate with or assist or participate in, or facilitate, any takeover proposal or offer or any inquiry or proposal which would reasonably be expected to lead to any effort or attempt by any other person to seek to effect a takeover proposal or offer, or agree to or endorse any such inquiry, takeover proposal or offer; provided, however, that (i) the Company may engage in discussions or negotiations with a third party who, without the Company taking any action which is proscribed as provided above in this Section 5.2, seeks to initiate such discussions or negotiations or may furnish such third party information concerning the Company and its business, properties or assets (provided that such third party executes a confidentiality agreement with the Company) and (ii) the Company's Board of Directors may take and disclose to the Company's stockholders a position contemplated by Rules 14d-9 and 14e-2(a) promulgated under the Exchange Act, but in each case referred to in the foregoing clauses (i) and (ii) only to the extent that a majority of the Board of Directors of the Company shall conclude in good faith, after consultation with and based upon the written advice of Gardere & Wynne, L.L.P. (which advice need not constitute an opinion), that such action is necessary in order for the Board of Directors of the Company not to breach its fiduciary obligations under applicable law. The Company will promptly (but in no case later than 24 hours) notify Parent of any inquiry relating to a takeover proposal or offer for the Company, including the material terms and conditions thereof, but shall not be required to indicate the identity of the person or group making such takeover proposal or offer. It is agreed and understood that any termination of this Agreement shall be solely pursuant to Section 8.1 and that, prior to any such termination, the Company shall not enter into any written agreement with any person that provides for, or in any way facilitates, a takeover proposal or offer, other than a confidentiality agreement. Except as permitted by this
Section 5.2, the Company and its officers, directors, employees, agents and other representatives will immediately cease the Company's existing discussions, negotiations and other activities with any parties (other than Parent and Sub) relating to any possible takeover proposal or offer. As used in this Agreement, "takeover proposal" or "offer" shall mean any proposal or offer (other than a proposal or offer by Parent or any of its affiliates) for a tender or exchange offer, a merger, consolidation or other business combination involving the Company, or any proposal to acquire in any manner a substantial equity interest in, or a substantial portion of the assets of, the Company. Without limiting the foregoing, it is understood that any violation of the restrictions set forth in this Section 5.2 by any officer or director or authorized employee, agent or representative of the Company shall be deemed to be a breach of this Section 5.2 by the Company.

     SECTION 5.3 Pooling of Interests; Reorganization. During the period from the date of this Agreement through the Effective Time, unless the other parties shall otherwise agree in writing, none of Parent, Sub, any other Subsidiary of Parent, nor the Company shall (a) knowingly take or fail to take any action which action or failure to act would jeopardize the treatment of Sub's combination with the Company as a pooling of interests for accounting purposes or (b) knowingly take or fail to take any action which action or failure to act would jeopardize qualification of the Merger as a reorganization within the meaning of Section 368(a) of the Code or (c), except as expressly permitted by this Agreement, knowingly take or fail to take any action which would cause any conditions precedent to the obligations of the Company, Parent or Sub not to be fully satisfied as soon as possible.

     SECTION 5.4 Conduct of Business of Sub Pending the Merger. During the period from the date of this Agreement through the Effective Time, Sub shall not engage in any activities of any nature except as expressly provided in or contemplated by this Agreement or incident thereto.

                                   ARTICLE VI

                             ADDITIONAL AGREEMENTS

     SECTION 6.1 Stockholder Approval. (a) The Company shall promptly call a meeting of its stockholders (the "Company Stockholder Meeting") for the purpose of voting upon the Merger and shall use its reasonable best efforts to obtain stockholder approval of the Merger. The Company Stockholder Meeting shall be held as soon as practicable following the date upon which the S-4 Registration Statement becomes effective, and the Company will, through its Board of Directors (unless the Board of Directors shall conclude in good faith, after consultation with and based upon the written advice of Gardere & Wynne, L.L.P. (which advice need not constitute an opinion), that not recommending the Merger, or withdrawing or modifying any such recommendation, is necessary in order for the Board of Directors not to breach its fiduciary obligations under applicable law), recommend to its stockholders the approval of the Merger and not rescind its declaration that the Merger is fair to and advisable and in the best interest of the Company and its stockholders; provided, however, that any failure of the Board of Directors of the Company to recommend the

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

approval of the Merger, or any withdrawal or modification of such a recommendation, shall not be deemed a violation of Section 5.2.

     (b) Parent shall promptly call a meeting of its stockholders (the "Parent Stockholder Meeting" and, together with the Company Stockholder Meeting, the "Stockholder Meetings") for the purpose of voting upon the Charter Amendment and the Share Issuance and shall use its reasonable best efforts to obtain stockholder approval of such matters. Parent will, through its Board of Directors (unless the Board of Directors shall conclude in good faith, after consultation with and based upon the written advice of Baker & Hostetler (which advice need not constitute an opinion), that not recommending the Charter Amendment and Share Issuance, or withdrawing or modifying any such recommendation, is necessary in order for the Board of Directors not to breach its fiduciary obligations under applicable law), recommend to its stockholders the approval of the Charter Amendment and the Share Issuance and not rescind its declaration that such transactions are fair to and advisable and in the best interest of Parent and its stockholders. The Parent Stockholder Meeting shall be on the date of the Company Stockholder Meeting or, if such date is not practicable, on the closest date practicable.

     SECTION 6.2 S-4 Registration Statement and Joint Proxy Statement; S-8 Registration Statement. (a) Parent and the Company shall prepare and file with the SEC as soon as practicable a proxy statement for use at the Stockholder Meetings (the "Joint Proxy Statement"), and Parent shall prepare and file with the SEC as soon as practicable the S-4 Registration Statement (including the Joint Proxy Statement as a prospectus therein) and shall use all reasonable efforts to have the S-4 Registration Statement declared effective by the SEC as soon as practicable. Parent shall also take any action required to be taken under state securities or "Blue Sky" laws in connection with the issuance of the Parent Common Stock pursuant to the Merger and the exercise of the Substituted Options (as defined in Section 6.7) after the Effective Time. The Company and Parent shall furnish each other all information concerning the Company and the holders of Company Common Stock or Parent and the holders of Parent Common Stock, as the case may be, required for use in the S-4 Registration Statement and the Joint Proxy Statement, and the Company and Parent each shall take such other actions as the other may reasonably request in connection with the preparation of the S-4 Registration Statement and the Joint Proxy Statement and the actions to be taken pursuant to this Section 6.2.

     (b) Promptly after the Effective Time, Parent shall prepare and file with the SEC a Registration Statement on Form S-8 (the "S-8 Registration Statement") covering the Substituted Options (as defined in Section 6.7). If necessary to permit reoffers and resales by optionees, Parent shall also prepare a "reoffer prospectus" (as that term is used in General Instruction C-1 of Form S-8) and file the reoffer prospectus with a post-effective amendment to the S-8 Registration Statement and cause any such post-effective amendment to become effective and remain effective for such period as is necessary to permit such reoffers and resales.

     SECTION 6.3 Access to Information. (a) The Company shall afford to Parent, and to Parent's accountants, counsel, financial advisers and other representatives, reasonable access and permit them to make such inspections as they may reasonably require during the period from the date of this Agreement through the Effective Time to all their respective properties, books, contracts, commitments and records and, during such period, the Company shall furnish promptly to Parent (i) access to each report, schedule, registration statement and other document filed by it during such period pursuant to the requirements of federal or state laws and (ii) all other information concerning the Company, its business, properties and personnel as Parent may reasonably request. In no event shall the Company be required to supply to Parent, or to Parent's accountants, counsel, financial advisors or other representatives, any information relating to indications of interest from, or discussions with, any other potential acquirers of the Company which were received or conducted prior to the date hereof except to the extent necessary for use in the Registration Statement. Except as required by law, Parent will hold, and will cause its affiliates, associates and representatives to hold, any nonpublic information in confidence until such time as such information otherwise becomes publicly available and shall use its reasonable best efforts to ensure that such affiliates, associates and representatives do not disclose such information to others without the prior written consent of the Company. In the event of termination of this Agreement for any reason, Parent shall promptly return or destroy all nonpublic documents so obtained from the Company and any copies made of such documents for Parent. Parent shall not, and shall cause its affiliates, associates and representatives not to, use any nonpublic information regarding the Company in any way detrimental to the Company.

     (b) Parent shall, and shall cause each of its Subsidiaries to, afford to the Company, and to Company's accountants, counsel, financial advisers and other representatives, reasonable access and permit them to make such inspections as they may reasonably require during the period from the date of this Agreement through the Effective Time to all their respective properties, books, contracts, commitments and records and, during such period, Parent shall, and shall cause each of its Subsidiaries to, furnish promptly to the Company (i) access to each report, schedule, registration statement and other document filed by it during such period pursuant to the requirements of federal or state laws and (ii) all other information concerning Parent, its business, properties and personnel as the Company may reasonably request. Except as required by law, the Company will hold, and will cause its affiliates, associates and representatives to hold, any nonpublic information in confidence until such time as such information otherwise becomes publicly available and shall use its reasonable best efforts to ensure that such affiliates, associates and representatives do not disclose such information to others without the prior written consent of Parent. In the event of termination of this Agreement for any reason, the Company shall promptly return or destroy all nonpublic documents so obtained from Parent and any copies made of such documents for the Company. The Company shall not, and shall cause its affiliates, associates and representatives not to, use any nonpublic information regarding Parent in any way detrimental to Parent.

     (c) No investigation pursuant to this Section 6.3 shall affect any representation or warranty in this Agreement of any party hereto or any condition to the obligations of the parties hereto.

     SECTION 6.4 Compliance with the Securities Act; Pooling. Each of Parent and the Company shall deliver to the other party, no later than 20 days after the date of this Agreement, a letter identifying each person whom it reasonably believes is an "affiliate" of such party for purposes of Rule 145 under the Securities Act. Thereafter and until the date of the Company Stockholder Meeting or the Parent Stockholder Meeting, as the case may be, each of Parent and the Company shall identify to the other party each additional person whom it reasonably believes to have thereafter become an "affiliate." Each of Parent and the Company shall use its reasonable best efforts to cause each person who is identified as an "affiliate" pursuant to the two immediately preceding sentences to deliver to Parent and the Company (for itself and as the Surviving Corporation), not later than the date 30 days prior to the expected Effective Time, a written agreement, substantially in the form of Exhibit I(A) or (B) to this Agreement, as applicable.

     SECTION 6.5 Nasdaq National Market. Parent shall use its reasonable best efforts to list on the Nasdaq National Market, upon official notice of issuance, the shares of Parent Common Stock to be issued in connection with the Merger and pursuant to the Substituted Options (as defined in Section 6.7).

     SECTION 6.6 Fees and Expenses. (a) Whether or not the Merger is consummated, except as provided in Section 6.6(b), all costs and expenses incurred in connection with this Agreement and the transactions contemplated hereby shall be paid by the party incurring such costs and expenses.

     (b) (i) Notwithstanding any provision in this Agreement to the contrary, if Parent terminates this Agreement pursuant to Section 8.1(b)(i) or 8.1(e), then the Company shall pay to Parent, within five business days following such termination, an amount in cash equal to all out-of-pocket expenses actually and reasonably incurred by Parent and its Subsidiaries in connection with this Agreement and the transactions contemplated hereby, provided, however, that the Company shall not be obligated to pay to Parent fees and expenses of Parent's financial advisor in excess of $60,000. In addition, but subject to the provisions of Section 6.6(b)(iii) below, if within nine months after such termination the Company enters into an agreement with respect to a Third Party Acquisition of the Company (the "Company Acquisition Agreement") or there shall have occurred, or the Board of Directors shall have recommended to the stockholders of the Company or resolved to do so, a Third Party Acquisition, then upon the earliest of such events, the Company shall immediately pay to Parent an amount in cash equal to $2,000,000 less the amount paid by the Company to Parent pursuant to the immediately preceding sentence in respect of Parent's expenses.

     (ii) Notwithstanding any provisions of this Agreement to the contrary, but subject to the provisions of Section 6.6(b)(iii) below, if a More Than 25% Stockholder (hereinafter defined) votes against the Merger, abstains from voting on the Merger or does not vote, and if Parent terminates this Agreement pursuant to Section 8.1(b)(ii) or if the Company terminates this Agreement pursuant to
Section 8.1(c)(ii), and, in addition, within 24 months after such termination the Company enters into a Company Acquisition Agreement or there shall have occurred, or the Board of Directors shall have recommended to the stockholders of the Company or resolved to do so, a Third Party Acquisition, then, upon the earliest of such events, the Company shall immediately pay to Parent cash in the amount of $2,000,000. "More Than 25% Stockholder" shall mean a Person or Group (as defined in Section 6.6(d)) who acquires beneficial ownership of more than 25%, but less than 50%, of the outstanding shares of Company Common Stock after the date of this Agreement and prior to the Company Stockholder Meeting.

     (iii) Notwithstanding any provisions of this Agreement to the contrary, if a More Than 25% Stockholder votes in favor of the Merger and if Parent terminates this Agreement pursuant to Section 8.1(b)(ii) or the Company terminates this Agreement pursuant to Section 8.1(c)(ii), then the Company shall have no obligation to pay Parent or the Sub any sum of money.

     (iv) Notwithstanding any provision in this Agreement to the contrary, if Parent terminates this Agreement pursuant to Section 8.1(f)(i), then the Company shall immediately pay to Parent cash in the amount of $250,000. In addition, if within nine months thereafter the Company enters into a Company Acquisition Agreement or there shall have occurred, or the Board of Directors shall have recommended to the stockholders of the Company or resolved to do so, a Third Party Acquisition, then upon the earliest of such events, the Company shall immediately pay to Parent cash in the amount of $2,000,000.

     (v) Notwithstanding any provision in this Agreement to the contrary, if the Company terminates this Agreement pursuant to Section 8.1 (h) or Parent terminates this Agreement pursuant to Sections 8. 1 (f)(ii) or 8.1(i), then the Company shall immediately pay to Parent cash in the amount of $2,000,000.

     (vi) The Company shall in no event be obligated to make payments under this
Section 6.6(b) exceeding, in the aggregate, $2,000,000.

     (vii) Notwithstanding any provision in this Agreement to the contrary, if Parent terminates this Agreement pursuant to Section 8.1(b)(ii) or if the Company terminates this Agreement pursuant to Section 8.1(c)(ii), the Company shall pay to Parent, within five business days following such termination, an amount in cash equal to all out-of-pocket expenses actually and reasonably incurred by Parent in connection with this Agreement and the transactions contemplated thereby, provided, however, that the Company shall not be obligated to pay to Parent fees and expenses of Parent's financial advisor in excess of $60,000.

     (c) Notwithstanding any provision of this Agreement to the contrary, if Company terminates this Agreement pursuant to Section 8.1(c)(i) or 8.1(c)(iii) or 8.1(e), or, if Parent terminates this Agreement pursuant to Section 8.1(b)(iii), Parent shall pay to the Company, within five business days, following such termination, an amount in cash equal to all out-of-pocket expenses actually and reasonably incurred by the Company in connection with this Agreement and the transactions contemplated hereby, provided, however, that Parent shall not be obligated to pay to the Company fees and expenses of Company's financial advisor in excess of $60,000.

     (d) For purposes of this Agreement, the term "Third Party Acquisition" means the occurrence of any of the following events: (i) the acquisition of the Company by merger, tender offer or otherwise, other than by Parent or any of its affiliates, (ii) the acquisition of more than 50% of the outstanding shares of Company Common Stock (measured after such issuance), or securities exercisable, convertible or exchangeable into more than 50% of the outstanding shares of Company Common Stock (assuming the exercise, conversion or exchange of such securities), or any other securities which represent, or are exercisable, convertible or exchangeable into securities which represent, more than 50% of the voting power of the outstanding securities of the Company (assuming the exercise, conversion or exchange of such securities) ordinarily (absent the occurrence of any contingency) having the right to vote in the election of directors of the Company, by any person within the meaning of Section 3(a)(9) of the Exchange Act ("Person") or any syndicate or group deemed to be a Person within the meaning of Section 13(d)(3) of the Exchange Act ("Group"), other than Parent or its affiliates or (iii) the issuance to any person (other than Parent or its affiliates) of more than 30% of the outstanding shares of Company Common Stock (measured after such issuance), or securities exercisable, convertible or exchangeable into more than 30% of the outstanding shares of Company Common Stock (assuming the exercise, conversion or exchange of such securities), or any other securities which represent, or are exercisable, convertible or exchangeable into securities which represent, more than 30% of the voting power of the outstanding securities of the Company (assuming the exercise, conversion or exchange of such securities) ordinarily (absent the occurrence of any contingency) having the right to vote in the election of directors of the Company, in connection with an acquisition by the Company of any other person or entity.

     SECTION 6.7 Company Stock Options. No later than the Effective Time, each option to purchase shares of Company Common Stock (a "Company Stock Option") which is outstanding immediately prior to the Effective Time pursuant to the Company's stock option plans in effect on the date of this Agreement (the "Company Stock Plans") shall become and represent at the Effective Time a fully vested, immediately exercisable option to purchase the number of shares of Parent Common Stock (a "Substituted Option") (decreased to the nearest full share) determined by multiplying (i) the number of shares of Company Common Stock subject to such Company Stock Option immediately prior to the Effective Time by (ii) the Exchange Ratio, at an exercise price per share of Parent Common Stock (rounded down to the nearest whole cent) equal to the exercise price per share of Company Common Stock immediately prior to the Effective Time divided by the Exchange Ratio. Parent shall pay cash to holders of Company Stock Options in lieu of issuing fractional shares of Parent Common Stock upon the exercise of Substituted Options for shares of Parent Common Stock. After the Effective Time, except as provided above in this Section 6.7, each Substituted Option shall be exercisable upon the same terms and conditions as were applicable under the related Company Stock Option simultaneously with the Effective Time. As of the Effective Time, Parent will reserve for issuance shares of Parent Common Stock purchasable upon exercise of the Substituted Options. It is intended that the assumption by Parent of Company Stock Options pursuant to this Section 6.7 shall be undertaken in a manner that will not constitute a "modification" as defined in Section 4.24(h) of the Code as to any stock option which is an "incentive stock option." Parent agrees to take such action as may be required under the Company Stock Plans to effectuate the foregoing, including execution and delivery, prior to or at the Effective Time, of the Tucker Drilling Company, Inc. Stock Option Assumption Agreement (the "Stock Option Assumption Agreement"), in the form attached hereto as Exhibit II(A) or (B), to each holder of Company Stock Options.

     SECTION 6.8 Reasonable Efforts. Upon the terms and subject to the conditions set forth in this Agreement, each of the parties agrees to use all reasonable efforts to take, or cause to be taken, all actions, and to do, or cause to be done, and to assist and cooperate with the other parties in doing, all things necessary, proper or advisable to consummate and make effective, in the most expeditious manner practicable, the Merger and the other transactions contemplated by this Agreement and the prompt satisfaction of the conditions hereto, including (a) the obtaining of all necessary actions or non-actions, waivers, consents and approvals from Governmental Entities and the making of all necessary registrations and filings and the taking of all reasonable steps as may be necessary to obtain an approval or waiver from, or to avoid an action or proceeding by, any Governmental Entity, (b) the obtaining of all necessary consents, approvals or waivers from third parties, (c) the defending of any lawsuits or other legal proceedings, whether judicial or administrative, challenging this Agreement or the consummation of the Transactions contemplated hereby, including seeking to have any stay or temporary restraining order entered by any court or other Governmental Entity vacated or reversed, and (d) the execution and delivery of any additional instruments necessary to consummate the transactions contemplated by this Agreement; provided, however, that neither of the parties shall be under any obligation to take any action to the extent that the Board of Directors of such party shall conclude in good faith, after consultation with and based upon the written advice of Gardere & Wynne, L.L.P. in the case of the Company, and Baker & Hostetler, in the case of Parent, (which advice in each case need not constitute an opinion), that such action would cause a breach of that board of directors' fiduciary obligations under applicable law.

     SECTION 6.9 Public Announcements. Before issuing any press release or otherwise making any public statements with respect to the transactions contemplated by this Agreement, Parent and Sub, on the one hand, and the Company, on the other hand, will consult with each other, and will undertake reasonable efforts to agree upon the terms of such press release, and shall not issue any such press release or make any such public statement prior to such consultation, except as may be required by applicable law or by obligations pursuant to any listing agreement with the Nasdaq National Market.

     SECTION 6.10 Indemnification. From and after the Effective Time, Parent agrees to indemnify and hold harmless all past and present officers and directors of the Company to the full extent such persons may be indemnified by the Company pursuant to the Company's Certificate of Incorporation and By-Laws for acts or omissions occurring at or prior to the Effective Time and shall promptly advance reasonable litigation expenses incurred by such officers and directors in connection with investigating, preparing and defending any action arising out of such acts or omissions.

     SECTION 6.11 Employee Benefits. (a) At the Effective Time, all employee benefits plans and programs of the Company, other than the Tucker Drilling Company, Inc. Supplemental Executive Retirement Plan (the "Supplemental Retirement Plan") and the Company Stock Plans, shall terminate, and subject to all applicable laws, and all vested rights and benefits of such benefit plans and programs shall be distributed to the eligible recipients in accordance with the terms of such plans of the Company; provided, however, that with respect to the qualified benefit plans, the parties may elect prior to the Effective Time to freeze benefit accruals in lieu of terminating the plans as of the Effective Time. The officers and employees of the Company who continue as employees of the Parent or any of Parent's Subsidiaries, including Surviving Corporation, shall be provided with employee benefits under plans and programs which, in the aggregate, are no less favorable than those provided pursuant to the plans and programs of Parent and its Subsidiaries in effect on the date hereof for the benefit of all officers and employees of Parent or any of its Subsidiaries (including but not limited to stock option, life insurance, medical, profit sharing (including 401(k)), severance, salary continuation and fringe benefits). For purposes of eligibility to participate in and vesting in benefits provided to officers and employees, individuals who are officers and employees of the Company at the Effective Time who continue as employees of the Surviving Corporation, will be credited with their years of service with the Company and years of service with prior employers to the extent service with prior employers is taken into account under analogous plans of the Company.

     (b) Parent shall maintain the accounting records of the Supplemental Retirement Plan and Trust following the Effective Time.

     (c) Any employees of the Company listed on Schedule 6.11 to the Company Disclosure Schedule, who continue as an employee of the Parent or the Surviving Corporation after the Effective Time, shall receive a "severance payment" in the event of termination of such employment, either voluntarily or involuntarily, on or before the expiration of six months following the Effective Time. For purposes of this Section 6.11(c) "severance payment" means an amount equal to one week's salary for each year of employment with the Company. Any portion of a year over six months shall be treated as a full year.

     SECTION 6.12 Tax Matters. (a) Each of Parent and the Company shall use its best efforts to cause the Merger to be treated as a reorganization within the meaning of Section 368(a) of the Code and to furnish such certificates as may be reasonably requested by legal counsel to Parent and Company.

     (b) To the extent permissible under applicable tax laws, the Merger shall be reported by Parent and its Subsidiaries as a reorganization within the meaning of Section 368(a)(1)(A) and Section 378(a)2(E) of the Code in all federal, state and local tax returns on and after the Effective Time.

     SECTION 6.13 Restrictions on Registration of Parent Common Stock. Except with respect to registration rights existing as of the date hereof, between the date hereof and the date of publication of financial results covering at least 30 days of post-closing operations of Parent and Surviving Corporation as further provided in Exhibits I(A) and (B) to this Agreement, Parent agrees that it will not file any registration statements with the SEC covering the reoffer or resale of outstanding shares of Parent Common Stock other than the S-8 Registration Statement.

                                  ARTICLE VII

                       CONDITIONS PRECEDENT TO THE MERGER

     SECTION 7.1  Conditions to Each Party's Obligation to Effect the
Merger. The respective obligations of each party to effect the Merger shall be subject to the fulfillment or waiver (where permissible) at or prior to the Effective Time of each of the following conditions:

          (a) Stockholder Approval. The Agreement shall have been adopted by the affirmative vote of the holders not less than a majority of the outstanding shares of Company Common Stock, and the Charter Amendment and Share Issuance shall have been adopted by the affirmative vote of the holders of not less than a majority of the outstanding shares of Parent Common Stock.

          (b) Nasdaq National Market Listing. The Parent Common Stock issuable in the Merger and pursuant to the Substituted Options shall have been authorized for listing on the Nasdaq National Market, upon official notice of issuance.

          (c) S-4 Registration Statement. The S-4 Registration Statement shall have become effective in accordance with the provisions of the Securities Act. No stop order suspending the effectiveness of the S-4 Registration Statement shall have been issued by the SEC and remain in effect. All necessary state securities or "Blue Sky" authorizations shall have been received.

          (d) No Order. No Governmental Entity or court of competent jurisdiction shall have enacted, issued, promulgated, enforced or entered any law, rule, regulation, executive order, decree, injunction or other order (whether temporary, preliminary or permanent) which is then in effect and has the effect of prohibiting the Merger or the transactions contemplated hereby; provided that, in the case of any such decree, injunction or other order, each of the parties shall have used reasonable best efforts to prevent the entry of any such injunction or other order and to appeal as promptly as practicable any decree, injunction or other order that may be entered.

          (e) Other Approvals. All authorizations, consents, orders, declarations or approvals of, or filings with, or terminations or expirations of waiting periods imposed by, any Governmental Entity, the failure to obtain, occur or file which would have a Material Adverse Effect on Parent (assuming the Merger had taken place) shall have been obtained, shall have occurred or shall have been filed.

          (f) Pooling of Interests Letter. Parent and the Company shall each have received a letter from Coopers & Lybrand L.L.P. dated on or prior to May 15, 1996, dated the same date as the Joint Proxy Statement, and dated at the Effective Time to the effect that the Merger will qualify for pooling of interests accounting treatment under Accounting Principles Board Opinion No. 16 if closed and consummated in accordance with this Agreement.

          (g) Comfort Letters. Parent and the Company shall each have received a "cold comfort" letter dated the same date as the Joint Proxy Statement and at the Closing from Coopers & Lybrand L.L.P., Parent's independent accountants, with respect to such financial information regarding Parent and its Subsidiaries, and from Arthur Andersen LLP, the Company's independent auditors, with respect to such financial information regarding the Company, all as may be mutually agreed to by Parent and the Company.

     SECTION 7.2  Conditions to Obligation of the Company to Effect the
Merger. The obligation of the Company to effect the Merger shall be subject to the fulfillment at or prior to the Effective Time of the following additional conditions; provided that the Company may waive any of such conditions in its sole discretion:

          (a) Performance of Obligations; Representations and
     Warranties. Parent and Sub shall have performed in all material respects each of their agreements contained in this Agreement required to be performed on or prior to the Effective Time, each of the representations and warranties of Parent and Sub contained in this Agreement that is qualified by materiality shall be true and correct on and as of the Effective Time as if made on and as of such date and each of the representations and warranties that is not so qualified shall be true and correct in all material respects on and as of the Effective Time as if made on and as of such date, in each case except as contemplated or permitted by this Agreement.

          (b) Officers' Certificate. Parent shall have furnished to the Company a certificate, dated the Effective Time, signed by the appropriate officers of Parent, certifying to the effect that to the best of the knowledge and belief of each of them, the conditions set forth in Section 7.1 and this
     Section 7.2(a) have been satisfied in full.

          (c) The Stock Option Assumption Agreements referred to in Section 6.7 shall have been executed and delivered by the Parent.

          (d) Tax Opinion of Gardere & Wynne, L.L.P. The Company shall have received the opinion of Gardere & Wynne, L.L.P., counsel to the Company, dated the Effective Time, to the effect that the Merger will be treated for federal income tax purposes as a reorganization transaction described in
     Section 368(a) of the Code.

          (e) Opinion of Baker & Hostetler. The Company shall have received an opinion from Baker & Hostetler, counsel to Parent, dated the Effective Time, substantially to the effect that:

             (i) The incorporation, existence and good standing of Parent and Sub are as stated in this Agreement; the authorized shares of Parent and Sub are as stated in this Agreement; all outstanding shares of Parent Common Stock are duly and validly authorized and issued, fully paid and nonassessable and have not been issued in violation of any preemptive right of any stockholders.

             (ii) Each of Parent and Sub has full corporate power and authority to execute, deliver and perform this Agreement and this Agreement has been duly authorized, executed and delivered by Parent or Sub, as the case may be, and (assuming due and valid authorization, execution and delivery by the Company) constitutes the legal, valid and binding agreement of Parent or Sub.

             (iii) Parent has full corporate power and authority to execute, deliver and perform each of the Stock Option Assumption Agreement and each of the Restated Severance Agreements and each such Stock Option Assumption Agreement and each of such Restated Severance Agreement has been duly authorized, executed and delivered by Parent and (assuming due and valid execution and delivery by the other party to such Stock Option Assumption Agreement and Restated Severance Agreement) each constitutes the legal, valid and binding agreement of Parent, enforceable against Parent in accordance with its terms, except to the extent enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer or other similar laws of general applicability relating to or affecting the enforcement of creditors' rights and by the effect of general principles of equity (regardless of whether enforceability is considered in a proceeding in equity or at law).

             (iv) The execution and performance by Parent and Sub of this Agreement and the various Stock Option Assumption Agreements and each of the Restated Severance Agreements will not violate the Certificates of Incorporation or By-Laws of Parent and Sub, respectively, and, to the knowledge of such counsel, will not violate, result in a breach of or constitute a default under any material lease, mortgage, contract, agreement, instrument, law, rule, regulation, judgment, order or decree to which Parent and Sub is a party or by which they or any of their properties or assets may be bound.

             (v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental agency or body which has not been obtained is required on behalf of Parent and Sub for the consummation of the transactions contemplated by this Agreement or the Stock Option Assumption Agreements or the Restated Severance Agreements.

             (vi) To the knowledge of such counsel, there are no actions, suits or proceedings, pending or threatened against or affecting Parent, its Significant Subsidiaries or Sub, by any Governmental Entity which seek to restrain, prohibit or invalidate the transactions contemplated by this Agreement.

             (vii) (A) At the time the S-4 Registration Statement became effective, the S-4 Registration Statement and the Joint Proxy Statement (other than the financial statements and related notes, financial data, statistical data and supporting schedules included therein, and information relating to or supplied by the Company as to which such counsel expresses no opinion) complied as to form in all material respects with the requirements of the Securities Act and the Exchange Act.

             (B) In the course of the preparation of the S-4 Registration Statement and the Joint Proxy Statement such counsel has considered the information set forth therein in light of the matters required to be set forth therein, and has participated in conferences with officers and representatives of the Company and Parent, including their respective counsel and independent public accountants, during the course of which the contents of the S-4 Registration Statement and the Joint Proxy Statement and related matters were discussed. Such counsel has not independently checked the accuracy or completeness of, or otherwise verified, and accordingly is not passing upon, and does not assume responsibility for, the accuracy, completeness or fairness of the statements contained in the S-4 Registration Statement or the Joint Proxy Statement; and such counsel has relied as to materiality, to a large extent, upon the judgment of officers and representatives of the Company and Parent. However, as a result of such consideration and participation, nothing has come to such counsel's attention which causes such counsel to believe that the S-4 Registration Statement (other than the financial statements and related notes, financial data, statistical data and supporting schedules included therein, and information relating to or supplied by the Company as to which such counsel expresses no belief), at the time it became effective, contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading or that the Joint Proxy Statement (other than the financial statements and related notes, financial data, statistical data and supporting schedules included therein, and information relating to or supplied by the Company, as to which such counsel expresses no belief), at the time the S-4 Registration Statement became effective, at the time of mailing or at the time of the Stockholder Meetings, included any untrue statement of a material fact or omitted to state a material fact necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading.

             (viii) The shares of Parent Common Stock to be issued pursuant to this Agreement, and any shares of Parent Common Stock issuable upon exercise of the Substituted Options will be, when so issued, duly authorized, validly issued and outstanding, fully paid and nonassessable.

             (ix) The shares of Parent Common Stock included in the S-4 Registration Statement and the shares of Parent Common Stock issuable upon exercise of the Substituted Options have been listed on the Nasdaq National Market subject to official notice of issuance.

        In rendering such opinion, counsel for Parent may rely as to matters of fact upon the representations of officers of Parent or Sub contained in any certificate delivered to such counsel and certificates of public officials. Such opinion shall be limited to the General Corporation Law of the State of Delaware and the laws of the United States of America and the State of Texas.

          (f) The opinion of Rauscher Pierce Refsnes, Inc. referred to in
     Section 3.20 shall not have been withdrawn.

     SECTION 7.3 Conditions to Obligations of Parent and Sub to Effect the Merger. The obligations of Parent and Sub to effect the Merger shall be subject to the fulfillment at or prior to the Effective Time of the following additional conditions, provided that Parent may waive any such conditions in its sole discretion:

          (a) Performance of Obligations; Representations and Warranties. The Company shall have performed in all material respects each of its agreements contained in this Agreement required to be performed on or prior to the Effective Time, each of the representations and warranties of the Company contained in this Agreement that is qualified by materiality shall be true and correct on and as of the Effective Time as if made on and as of such date and each of the representations and warranties that is not so qualified shall be true in all material respects on and as of the Effective Time as if made on and as of such date, in each case except as contemplated or permitted by this Agreement.

          (b) Third Party Consents. All required authorizations, consents or approvals of any third party (other than a Governmental Entity), the failure to obtain which would have a Material Adverse Effect on Parent (assuming the Merger had taken place), shall have been obtained.

          (c) Officers' Certificate. The Company shall have furnished to Parent a certificate, dated the Effective Time, signed by the appropriate officers of the Company, certifying to the effect that to the best of the knowledge and belief of each of them, the conditions set forth in Section
     7.1 and this Section 7.3(a) have been satisfied.

          (d) Tax Opinion of Baker & Hostetler. Parent shall have received the opinion of Baker & Hostetler, counsel to the Parent, dated the Effective Time, to the effect that the Merger will be treated for federal income tax purposes as a reorganization transaction described in Section 368(a) of the Code.

          (e) Opinion of Gardere & Wynne, L.L.P. Parent shall have received an opinion of counsel from Gardere & Wynne, L.L.P., counsel to the Company, dated the Effective Time, substantially to the effect that:

             (i) The incorporation, existence, good standing and capitalization of the Company are as stated in this Agreement; the authorized shares of Company Common Stock are as stated in this Agreement; all outstanding shares of Company Common Stock are duly and validly authorized and issued, fully paid and non-assessable and have not been issued in violation of any preemptive right of stockholders; and, to the knowledge of such counsel, there is no existing option, warrant, right, call, subscription or other agreement or commitment obligating the Company to issue or sell, or to purchase or redeem, any shares of its capital stock other than as stated in this Agreement.

             (ii) The Company has full corporate power and authority to execute, deliver and perform this Agreement and this Agreement has been duly authorized, executed and delivered by the Company, and (assuming the due and valid authorization, execution and delivery by Parent and Sub) constitutes the legal, valid and binding agreement of the Company enforceable against the Company in accordance with its terms, except to the extent enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer or other similar laws of general applicability relating to or affecting the enforcement of creditors' rights and by the effect of general principles of equity (regardless of whether enforceability is considered in a proceeding in equity or at law).

             (iii) The execution and performance by the Company of this Agreement will not violate the Certificate of Incorporation or By-laws of the Company and will not violate, result in a breach of, or constitute a default under, any material lease, mortgage, contract, agreement, instrument, law, rule, regulation, judgment, order or decree known to such counsel to which the Company is a party or to which they or any of their properties or assets may be bound.

             (iv) To the knowledge of such counsel, there are no actions, suits or proceedings, pending or threatened against or affecting the Company, by any Governmental Entity which seek to restrain, prohibit or invalidate the transactions contemplated by this Agreement.

             (v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental agency or body which has not been obtained is required on behalf of the Company for consummation of the transactions contemplated by this Agreement.

             (vi) The Settlement Agreement Relating to Payments Under the Supplemental Executive Retirement Plan of Tucker Drilling Company, Inc. dated April 19, 1996 among the Company and Larry J. Tucker, Donald A. Elms, J.M. Burkett, Jr., Ronald L. Scandolari, T. Mark Tucker and Charles B. Middlekauf (collectively the "Participants") has been duly executed and delivered by each of the Participants and constitutes the legal, valid and binding agreement of each Participant, enforceable against such Participant in accordance with its terms, except to the extent enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer or other similar laws of general applicability relating to or affecting the enforcement of creditors' rights and by the effect of general principles of equity (regardless of whether enforceability is considered in a proceeding in equity or at law).

             (vii) Each of the respective Restated Severance Agreements dated April 22, 1996, between the Company, the Parent and each of Larry J. Tucker, T. Mark Tucker and Charles B. Middlekauf constitutes the legal, valid and binding agreement of him, enforceable against the Company in accordance with its terms, except to the extent enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer or other similar laws of general applicability relating to or affecting the enforcement of creditors' rights and by the effect of general principles of equity (regardless of whether enforceability is considered in a proceeding in equity or at law).

             (viii) (A) At the time the S-4 Registration Statement became effective, the S-4 Registration Statement and the Joint Proxy Statement (other than the financial statements and related notes, financial data, statistical data and supporting schedules included therein, and information relating to or supplied by Parent or Sub as to which such counsel expresses no opinion) complied as to form in all material respects with the requirements of the Securities Act and the Exchange Act.

             (B) In the course of the preparation of the S-4 Registration Statement and the Joint Proxy Statement such counsel has considered the information set forth therein in light of the matters required to be set forth therein, and has participated in conferences with officers and representatives of the Company and Parent, including their respective counsel and independent public accountants, during the course of which the contents of the S-4 Registration Statement and the Joint Proxy Statement and related matters were discussed. Such counsel has not independently checked the accuracy or completeness of, or otherwise verified, and accordingly is not passing upon, and does not assume responsibility for, the accuracy, completeness or fairness of the statements contained in the S-4 Registration Statement or the Joint Proxy Statement; and such counsel has relied as to materiality, to a large extent, upon the judgment of officers and representatives of the Company and Parent. However, as a result of such consideration and participation, nothing has come to such counsel's attention which causes such counsel to believe that the S-4 Registration Statement (other than the financial statements and related notes, financial data, statistical data and supporting schedules included therein, and information relating to or supplied by or Parent or Sub, as to which such counsel expresses no belief, at the time it became effective, contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading or that the Joint Proxy Statement (other than the financial statements and related notes, financial data, statistical data and supporting schedules included therein, and information relating to or supplied by Parent or Sub, as to which such counsel expresses no belief), at the time the S-4 Registration Statement became effective, at the time of mailing or at the time of the Stockholder Meetings, included any untrue statement of a material fact or omitted to state a material fact necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading.

        In rendering such opinion, counsel for the Company may rely as to matters of fact upon the representations of officers of the Company contained in any certificate delivered to such counsel and certificates of public officials. Such reliance will include reliance as to matters of fact and law exclusively on a certificate from the President of the Company that the shares of Company Common Stock outstanding prior to March 31, 1981 were duly and validly authorized and issued, fully paid and non-assessable and were not issued in violation of any preemptive right of stockholders.

        Such opinion shall be limited to the General Corporation Law of the State of Delaware and the laws of the United States of America and the State of Texas.

          (f) The respective opinions of T.M. Capital Corp. and Gilford Securities, Inc. referred to in Section 2.18 shall not have been withdrawn.

                                  ARTICLE VIII

                       TERMINATION, AMENDMENT AND WAIVER

     SECTION 8.1 Termination. This Agreement may be terminated at any time prior to the Effective Time, whether before or after any approval by the stockholders of the Company:

          (a) by mutual written consent of Parent and the Company;

          (b) by Parent if (i) the Company shall have failed to comply in any material respect with any of its covenants or agreements contained in this Agreement required to be complied with by the Company prior to the date of such termination, which failure to comply has not been cured within ten business days following receipt by the Company of notice of such failure to comply, (ii) the stockholders of the Company shall have failed to approve the Merger at the Company Stockholder Meeting, or (iii) the stockholders of Parent shall have failed to approve the Charter Amendment or the Share Issuance at the Parent Stockholder Meeting;

          (c) by the Company if (i) Parent or Sub shall have failed to comply in any material respect with any of its covenants or agreements contained in this Agreement required to be complied with by Parent or Sub prior to the date of such termination, which failure to comply has not been cured within ten business days following receipt by Parent of notice of such failure to comply, (ii) the stockholders of the Company shall have failed to approve the Merger at the Company Stockholder Meeting, or (iii) the stockholders of Parent shall have failed to approve the Charter Amendment or the Share Issuance at the Parent Stockholder Meeting;

          (d) by either Parent or the Company if (i) the Merger has not been effected on or prior to the close of business on November 30, 1996; provided, however, that the right to terminate this Agreement pursuant to this clause shall not be available to any party whose failure to fulfill any obligation of this Agreement has been the cause of, or resulted in, the failure of the Merger to have occurred on or prior to the aforesaid date, or (ii) any court of competent jurisdiction or any governmental, administrative or regulatory authority, agency or body shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the transactions contemplated by this Agreement and such order, decree, ruling or other action shall have become final and nonappealable;

          (e) by either Parent or the Company if there has been (i) a material breach by the other of any representation or warranty that is not qualified as to materiality or (ii) a breach by the other of any representation or warranty that is qualified as to materiality, in each case which breach has not been cured within five business days following receipt by the breaching party of notice of the breach;

          (f) by Parent, (i) if the Board of Directors of the Company shall not have recommended, or shall have resolved not to recommend, or shall have modified or withdrawn its recommendation of the Merger or declaration that the Merger is fair to and advisable and in the best interest of the Company and its stockholders, or shall have resolved to do so, or (ii) if the Board of Directors of the Company shall have recommended, or shall have resolved to recommend, to the stockholders of the Company any takeover proposal or offer for the Company;

          (g) by the Company if the Board of Directors of Parent shall not have recommended, or shall have resolved not to recommend, or shall have modified or withdrawn its recommendation of this Agreement, the Charter Amendment and the Share Issuance or declaration that such transactions are fair to and advisable and in the best interest of Parent and its stockholders, or shall have resolved to do so;

          (h) by the Company if there is an offer to acquire all of the outstanding shares of Company Common Stock or substantially all of the assets of the Company for consideration that provides stockholders of the Company a value per share of Company Common Stock which, in the good faith judgment of the Board of Directors of the Company, provides a higher value per share than the consideration per share pursuant to the Merger; or

          (i) by Parent, if a Third Party Acquisition occurs.

     SECTION 8.2 Effect of Termination. In the event of termination of this Agreement by either Parent or the Company, as provided in Section 8.1, this Agreement shall forthwith become void and there shall be no liability hereunder on the part of the Company, Parent or Sub or their respective officers or directors (except as set forth in the last three sentences of Section 6.3(a) and (b), which shall survive the termination); provided, however, that nothing contained in this Section 8.2 shall relieve any party hereto from any liability for any breach of this Agreement; and provided, further, that, (i) any termination under Section 8.1 (h) shall not become effective until the fee required to be paid pursuant to Section 6.6(b)(v) shall have been paid to Parent, (ii) if this Agreement is terminated pursuant to Sections 8.1(b)(i) or 8.1(e), the provisions of Section 6.6(b)(i) shall survive until any payments required to be made thereunder are made, (iii) if this Agreement is terminated pursuant to Section 8.1(b)(ii) or Section 8.1(c)(ii), the provisions of Section 6.6(b)(ii) shall survive until any payments required to be made thereunder are made, (iv) if this Agreement is terminated pursuant to Section 8.1(f)(i), the provisions of Section 6.6(b)(iv) shall survive until any payments required to be made thereunder are made, (v) if this Agreement is terminated pursuant to Sections 8.1(f)(ii) or 8.1(i), the provisions of Section 6.6(b)(v) shall survive until any payments required to be made thereunder are made, and (vi) if this Agreement is terminated pursuant to Section 8.1(c)(i) or 8.1(e) or 8.1(c)(iii) or 8.1(b)(iii), the provisions of Section 6.6(c) shall survive until any payments required to be made thereunder are made, and (vii) if this Agreement is terminated pursuant to Section 8.1(b)(ii) or 8.1(c)(ii), the provisions of
Section 6.6(b)(vii) shall survive until any payments required to be made thereunder are made.

     SECTION 8.3 Amendment. This Agreement may be amended by the parties hereto, by or pursuant to action taken by their respective Boards of Directors, at any time before or after approval of the Merger by the stockholders of the Company but, after any such approval by stockholders of the Company, no amendment shall be made which changes the Exchange Ratio as provided in Section
1.5 or which in any way materially adversely affects the rights of such stockholders, without the further approval of such stockholders. This Agreement may not be amended except by an instrument in writing signed on behalf of each of the parties hereto.

     SECTION 8.4 Waiver. At any time prior to the Effective Time, the parties hereto may (i) extend the time for the performance of any of the obligations or other acts of the other parties hereto, (ii) waive any inaccuracies in the representations and warranties contained herein or in any document delivered pursuant hereto and (iii) waive compliance with any of the agreements or conditions contained herein which may legally be waived. Any agreement on the part of a party hereto to any such extension or waiver shall be valid only if set forth in an instrument in writing signed on behalf of such party.

                                   ARTICLE IX

                               GENERAL PROVISIONS

     SECTION 9.1 Non-Survival of Representations and Warranties. Except for the representations and warranties contained in Section 2.2 to the extent it relates to the Stock Option Assumption Agreements, clauses (ii) and (iii) of
Section 2.8 and clause (ii) of Section 3.8, none of the representations and warranties in this Agreement or in any instrument delivered pursuant to this Agreement shall survive the Effective Time.

     SECTION 9.2 Non-Survival of Covenants Relating to Conduct of Business or Additional Agreements. Except for the covenants and agreements contained in Sections 6.2(b), 6.7, 6.11 and 6.12(b) and 6.13, none of the covenants and agreements in this Agreement shall survive the Effective Time.

     SECTION 9.3 Notices. All notices and other communications hereunder shall be in writing and shall be deemed given if delivered personally, sent by overnight courier or telecopied (with a confirmatory copy sent by overnight courier) to the parties at the following addresses (or at such other address for a party as shall be specified by like notice):

     (a) if to Parent or Sub, to

          Patterson Energy, Inc.
          4510 Lamesa Highway
          P.O. Drawer 1416
          Snyder, TX 79549
          Attention: Cloyce A. Talbott
                     Chairman and Chief Executive Officer

     with copies to:

          Thomas H. Maxfield, Esq.
          Baker & Hostetler
          303 East 17th Avenue
          Suite 1100
          Denver, CO 80203-1264

     (b) if to the Company, to

          Tucker Drilling Company, Inc.
          Petroleum Building
          14 East Beauregard
          San Angelo, TX 76902-1876
          Attention: Larry J. Tucker
                     Chief Executive Officer

     with copies to:

          John T. Kipp, Esq.
          Gardere & Wynne, L.L.P.
          3000 Thanksgiving Tower
          1601 Elm Street
          Suite 2700
          Dallas, TX 75201

     SECTION 9.4 Interpretation. When a reference is made in this Agreement to a Section, such reference shall be to a Section of this Agreement unless otherwise indicated, and the words "hereof", "herein" and "hereunder" and similar terms refer to this Agreement as a whole and not to any particular provision of this Agreement, unless the context otherwise requires. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation."

     SECTION 9.5 Counterparts. This Agreement may be executed in counterparts, all of which shall be considered one and the same agreement and shall become effective when one or more counterparts have been signed by each of the parties and delivered to the other parties.

     SECTION 9.6 Entire Agreement; No Third-Party Beneficiaries. This Agreement, including the documents and instruments referred to herein, (a) constitutes the entire agreement and supersedes all prior agreements and understandings, both written and oral, among the parties with respect to the subject matter hereof and (b) except for the provisions of Section 6.2(b), 6.7,
6.12 and 6.13(b), is not intended to confer upon any person other than the parties any rights or remedies hereunder; provided, however, that attorneys for the parties hereto may rely upon the representations and warranties contained herein and in the certificates delivered pursuant to Sections 7.2(b) and 7.3(d).

     SECTION 9.7 Governing Law. This Agreement shall be governed by, and construed in accordance with, the laws of the State of Delaware, regardless of the laws that might otherwise govern under applicable principles of conflicts of laws thereof.

     SECTION 9.8 Assignment. Neither this Agreement nor any of the rights, interests or obligations hereunder shall be assigned by any of the parties without the prior written consent of the other parties, except that Sub may assign, in its sole discretion, any of or all its rights, interests and obligations under this Agreement to Parent or to any direct or indirect wholly-owned subsidiary of Parent, but no such assignment shall relieve Sub of any of its obligations hereunder. Subject to the preceding sentence, this Agreement shall be binding upon, inure to the benefit of, and be enforceable by, the parties and their respective successors and assigns.

     SECTION 9.9 Severability. If any term or other provision of this Agreement is invalid, illegal or incapable of being enforced by any rule of law, or public policy, all other conditions and provisions of this Agreement shall nevertheless remain in full force and effect so long as the economic or legal substance of the transactions contemplated hereby are not affected in any manner materially adverse to any party. Upon such determination that any term or other provision is invalid, illegal or incapable of being enforced, the parties shall negotiate in good faith to modify this Agreement so as to effect the original intent of the parties as closely as possible in a mutually acceptable manner in order that the transactions be consummated as originally contemplated to the fullest extent possible.

     SECTION 9.10 Enforcement of This Agreement. The parties agree that irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions hereof in any court of the United States or any state having jurisdiction, this being in addition to any other remedy to which they are entitled at law or in equity.

     SECTION 9.11 Jurisdiction and Venue. Each party hereby irrevocably submits to the exclusive jurisdiction of the United States District Court for the Western District of Texas or any court of the State of Delaware in any action, suit or proceeding arising from or in connection with this Agreement, and agrees that any such action, suit or proceeding shall be brought only in such court (and waives any objection based on forum non conveniens or any other objection to venue therein).

     IN WITNESS WHEREOF, Parent, Sub and the Company have caused this Agreement to be signed by their respective officers thereunto duly authorized all as of the date first written above.

                                        PATTERSON ENERGY, INC.


                                        By: /s/ CLOYCE A. TALBOTT
                                            ---------------------------
                                            Cloyce A. Talbott
                                            Chairman and Chief Executive Officer
Attest:


/s/ JAMES C. BROWN
- - -------------------------------
James C. Brown, Secretary

                                        PATTERSON DRILLING COMPANY


                                        By: /s/ CLOYCE A. TALBOTT
                                            ---------------------------
                                            Cloyce A. Talbott
                                            Chief Executive Officer

Attest:


/s/ JAMES C. BROWN
- - -------------------------------
James C. Brown, Secretary

                                        TUCKER DRILLING COMPANY, INC.


                                        By: /s/ LARRY J. TUCKER
                                            ---------------------------
                                            Larry J. Tucker
                                            Chairman and Chief Executive Officer

Attest:


/s/ CHARLES B. MIDDLEKAUF
- - -------------------------------
Charles B. Middlekauf, Secretary

                                                                    EXHIBIT I(A)

Gentlemen:

     I have been advised that as of the date hereof I may be deemed to be an "affiliate" of Tucker Drilling Company, Inc., Delaware corporation ("TDC"), as the term "affiliate" is (i) defined for purposes of paragraphs (c) and (d) of Rule 145 of the Rules and Regulations (the "Rules and Regulations") of the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (together with the rules and regulations promulgated hereunder, the "Securities Act"), and/or (ii) used in and for purposes of Accounting Series, Releases 130 and 135, as amended, of the Commission. Pursuant to the terms of the Agreement and Plan of Merger, dated as of April 22, 1996 (the "Merger Agreement"), Patterson Drilling Company, a Delaware corporation and a wholly-owned subsidiary of Patterson Energy, Inc., a Delaware corporation ("PEC") will be merged (the "Merger") with and into TDC, in consideration of PEC Common Stock (as hereinafter defined) and the name of the surviving corporation will be Patterson Drilling Company (the "Surviving Corporation").

     As used herein, "TDC Common Stock" means the Common Stock, par value $0.01 per share, of TDC and "PEC Common Stock" means the Common Stock, par value $0.01 per share, of PEC.

     I represent, warrant, and covenant to PEC that in the event I receive any PEC Common Stock as a result of the Merger:

          A. I shall not make any sale, transfer or other disposition of any PEC Common Stock acquired by me in the Merger in violation of the Securities Act.

          B. I have carefully read this letter and the Merger Agreement and discussed their requirements and other applicable limitations upon my ability to sell, transfer, or otherwise dispose of PEC Common Stock, to the extent I felt necessary, with my counsel or counsel for PEC.

          C. I have been advised that the issuance of PEC Common Stock to me pursuant to the Merger has been or will be registered with the Commission under the Securities Act on a Registration Statement on Form S-4. However, I have also been advised that, because at the time the Merger will be submitted for a vote of the shareholders of TDC, I may be deemed to be an affiliate of TDC, the distribution by me of any PEC Common Stock acquired by me in the Merger will not be registered under the Securities Act and that I may not sell, transfer, or otherwise dispose of any PEC Common Stock acquired by me in the Merger unless (i) such sale, transfer, or other disposition has been registered under the Securities Act, (ii) such sale, transfer, or other disposition is made in conformity with the volume and other limitations of Rule 145 promulgated by the Commission under the Securities Act, or (iii) in the opinion of counsel reasonably acceptable to PEC such sale, transfer, or other disposition is otherwise exempt from registration under the Securities Act.

          D. I understand that PEC is under no obligation to register under the Securities Act the sale, transfer, or other disposition by me or on my behalf of any PEC Common Stock acquired by me in the Merger or to take any other action necessary in order to make an exemption from such registration available.

          E. I also understand that stop transfer instructions will be given to PEC's transfer agent with respect to PEC Common Stock and that there will be placed on the certificates for any PEC Common Stock acquired by me in the Merger, or any substitutions therefor, a legend stating in substance:

             "The shares represented by this certificate were issued in a transaction to which Rule 145 promulgated under the Securities Act of 1933 applies. The shares represented by this certificate may only be transferred in accordance with the terms of an agreement dated as of April 22, 1996 between the registered holder hereof and the issuer of this certificate, a copy of which agreement will be mailed to the holder hereof without charge within five days after receipt of written request therefore."

          F. I also understand that unless the transfer by me of my PEC Common Stock has been registered under the Securities Act or is a sale made in conformity with the provisions of Rule 145, PEC reserves the right to put the following legend on the certificates issued to my transferred:

             "The shares represented by this certificate have not been registered under the Securities Act of 1933 and were acquired from a person who received such shares in a transaction to which Rule 145 promulgated under the Securities Act of 1933 applies. The shares may not be sold, pledged, or otherwise transferred except in accordance with an exemption from the registration requirements of the Securities Act of 1933."

     It is understood and agreed that the legends set forth in paragraph E and F above shall be removed by the delivery of substitute certificates without such legend if the undersigned shall have delivered to PEC a copy of a letter from the staff of the Commission, or an opinion of counsel in form and substance reasonably satisfactory to PEC, to the effect that such legend is not required for purposes of the Securities Act.

     I understand that (a) PEC will supply me with any information necessary to enable me to make routine sales of any PEC Common Stock acquired by me in the Merger as may be permitted, by and in accordance with, the provisions of Rule 144 under the Securities Act or any similar rule of the Commission hereafter applicable, and (b) PEC will comply with all requirements of the Securities Exchange Act of 1934 rules and regulations promulgated thereunder, (the "Exchange Act") with respect to the filing by PEC of annual, periodic and other reports on a timely basis in a manner sufficient to allow sales of any such PEC Common Stock by me during the three year period following the Effective Time (as defined in the Merger Agreement) if such sales are otherwise permitted by law or regulation. Upon my written request, PEC shall furnish me with a written statement representing that it has complied with the reporting requirements enumerated in Rule 144(c)(1), or if PEC is not then subject to Section 13 or 15(d) of the Exchange Act, that it has made publicly available the information concerning PEC required by Rule 144(c)(2).

     I further represent to and covenant with PEC and the Surviving Corporation that I will not, within the 30 days prior to the Effective Time (as defined in the Agreement), sell, transfer, or otherwise dispose of any shares of PEC Common Stock and that I will not sell, transfer, or otherwise dispose of any shares of PEC Common Stock (whether or not acquired by me in the Merger) until after such time as results covering at least 30 days of post-closing combined operations have been published by PEC and the Surviving Corporation, in the form of a quarterly earnings report, an effective registration statement filed with the Commission, a report to the Commission on Form 10-K, 10-Q, or 8-K, or any other public filing or announcement which includes the combined results of operations. Furthermore, I understand that PEC will give stop transfer instructions to its transfer agent in order to prevent the breach of the representations, warranties, and covenants made by me in this paragraph. I also understand that the Merger is intended to be treated for accounting purposes as a "pooling of interests," and I agree that, if PEC advises me in writing that additional restrictions apply to my ability to sell, transfer, or otherwise dispose of PEC Common Stock in order to be entitled to use the pooling of interest accounting method, I will abide by such restrictions.

                                            Very truly yours,

                                            By
                                               ---------------------------
                                               Name:

ACCEPTED THIS           DAY OF
MAY, 1996.

Tucker Drilling Company, Inc.

By:
   -------------------------------

Its:
    ------------------------------

Patterson Energy, Inc.

By:
   -------------------------------

Its:
    ------------------------------

                                                                    EXHIBIT I(B)

Gentlemen:

     I have been advised that as of the date hereof I may be deemed to be an "affiliate" of Patterson Energy, Inc., Delaware corporation ("PEC"), as the term "affiliate" is (i) defined for purposes of paragraphs (c) and (d) of Rule 145 of the Rules and Regulations (the "Rules and Regulations") of the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (together with the rules and regulations promulgated hereunder, the "Securities Act"), and/or (ii) used in and for purposes of Accounting Series, Releases 130 and 135, as amended, of the Commission. Pursuant to the terms of the Agreement and Plan of Merger, dated as of April 22, 1996 (the "Merger Agreement"), Patterson Drilling Company, a Delaware corporation and a wholly-owned subsidiary of PEC, will be merged (the "Merger") with and into Tucker Drilling Company, Inc., a Delaware corporation ("TDC"), in consideration of PEC Common Stock (as hereinafter defined) and the name of the surviving corporation will be Patterson Drilling Company (the "Surviving Corporation").

     As used herein, "PEC Common Stock" means the Common Stock, par value $0.01 per share, of PEC.

     I represent, warrant, and covenant to PEC that in the event I receive any PEC Common Stock as a result of the Merger:

          A. I shall not make any sale, transfer or other disposition of any PEC Common Stock acquired by me in the Merger in violation of the Securities Act.

          B. I have carefully read this letter and the Merger Agreement and discussed their requirements and other applicable limitations upon my ability to sell, transfer, or otherwise dispose of PEC Common Stock, to the extent I felt necessary, with my counsel or counsel for PEC.

          C. I have been advised that the issuance of PEC Common Stock to me pursuant to the Merger has been or will be registered with the Commission under the Securities Act on a Registration Statement on Form S-4. However, I have also been advised that, because at the time the Merger will be submitted for a vote of the shareholders of TDC, I may be deemed to be an affiliate of PEC, the distribution by me of any PEC Common Stock acquired by me in the Merger will not be registered under the Securities Act and that I may not sell, transfer, or otherwise dispose of any PEC Common Stock acquired by me in the Merger unless (i) such sale, transfer, or other disposition has been registered under the Securities Act, (ii) such sale, transfer, or other disposition is made in conformity with the volume and other limitations of Rule 145 promulgated by the Commission under the Securities Act, or (iii) in the opinion of counsel reasonably acceptable to PEC such sale, transfer, or other disposition is otherwise exempt from registration under the Securities Act.

          D. I understand that PEC is under no obligation to register under the Securities Act the sale, transfer, or other disposition by me or on my behalf of any PEC Common Stock acquired by me in the Merger or to take any other action necessary in order to make an exemption from such registration available.

          E. I also understand that stop transfer instructions will be given to PEC's transfer agent with respect to PEC Common Stock and that there will be placed on the certificates for any PEC Common Stock acquired by me in the Merger, or any substitutions therefor, a legend stating in substance:

             "The shares represented by this certificate were issued in a transaction to which Rule 145 promulgated under the Securities Act of 1933 applies. The shares represented by this certificate may only be transferred in accordance with the terms of an agreement dated as of April 22, 1996 between the registered holder hereof and the issuer of this certificate, a copy of which agreement will be mailed to the holder hereof without charge within five days after receipt of written request therefore."

          F. I also understand that unless the transfer by me of my PEC Common Stock has been registered under the Securities Act or is a sale made in conformity with the provisions of Rule 145, PEC reserves the right to put the following legend on the certificates issued to my transferred:

             "The shares represented by this certificate have not been registered under the Securities Act of 1933 and were acquired from a person who received such shares in a transaction to which Rule 145 promulgated under the Securities Act of 1933 applies. The shares may not be sold, pledged, or otherwise transferred except in accordance with an exemption from the registration requirements of the Securities Act of 1933."

     It is understood and agreed that the legends set forth in paragraph E and F above shall be removed by the delivery of substitute certificates without such legend if the undersigned shall have delivered to PEC a copy of a letter from the staff of the Commission, or an opinion of counsel in form and substance reasonably satisfactory to PEC, to the effect that such legend is not required for purposes of the Securities Act.

     I understand that (a) PEC will supply me with any information necessary to enable me to make routine sales of any PEC Common Stock acquired by me in the Merger as may be permitted, by and in accordance with, the provisions of Rule 144 under the Securities Act or any similar rule of the Commission hereafter applicable, and (b) PEC will comply with all requirements of the Securities Exchange Act of 1934 rules and regulations promulgated thereunder, (the "Exchange Act") with respect to the filing by PEC of annual, periodic and other reports on a timely basis in a manner sufficient to allow sales of any such PEC Common Stock by me during the three year period following the Effective Time (as defined in the Merger Agreement) if such sales are otherwise permitted by law or regulation. Upon my written request, PEC shall furnish me with a written statement representing that it has complied with the reporting requirements enumerated in Rule 144(c)(1), or if PEC is not then subject to Section 13 or 15(d) of the Exchange Act, that it has made publicly available the information concerning PEC required by Rule 144(c)(2).

     I further represent to and covenant with PEC and the Surviving Corporation that I will not, within the 30 days prior to the Effective Time (as defined in the Agreement), sell, transfer, or otherwise dispose of any shares of PEC Common Stock and that I will not sell, transfer, or otherwise dispose of any shares of PEC Common Stock (whether or not acquired by me in the Merger) until after such time as results covering at least 30 days of post-closing combined operations have been published by PEC and the Surviving Corporation, in the form of a quarterly earnings report, an effective registration statement filed with the Commission, a report to the Commission on Form 10-K, 10-Q, or 8-K, or any other public filing or announcement which includes the combined results of operations. Furthermore, I understand that PEC will give stop transfer instructions to its transfer agent in order to prevent the breach of the representations, warranties, and covenants made by me in this paragraph. I also understand that the Merger is intended to be treated for accounting purposes as a "pooling of interests," and I agree that, if PEC advises me in writing that additional restrictions apply to my ability to sell, transfer, or otherwise dispose of PEC Common Stock in order to be entitled to use the pooling of interest accounting method, I will abide by such restrictions.

                                            Very truly yours,

                                            By
                                               ---------------------------
                                              Name:

ACCEPTED THIS      DAY OF
MAY, 1996.

Patterson Energy, Inc.

By:
   -------------------------------

Its:
    ------------------------------

                                                                   EXHIBIT II(A)

                             PATTERSON ENERGY, INC.

        TUCKER DRILLING COMPANY, INC. STOCK OPTION ASSUMPTION AGREEMENT
                         (INCENTIVE STOCK OPTION PLAN)

     AGREEMENT dated as of           , 1996 (this "Agreement") between Patterson
Energy, Inc., a Delaware corporation ("PEI"), and           , an individual
("Participant").

                                    RECITALS

     Tucker Drilling Company, Inc. ("TDC") and Participant have entered into one or more stock option agreements ("TDC Option Agreements") relating to options ("Options") granted to Participant under TDC's Incentive Stock Option Plan (the "TDC Incentive Plan") pursuant to which Participant is presently entitled to
purchase up to           shares of Common Stock of TDC as shown in the schedule
attached to this Agreement.

     TDC, PEI and Patterson Drilling Company ("PDC"), a Delaware corporation and a wholly-owned subsidiary of PEI, have entered into an Agreement and Plan of Merger dated as of April 22, 1996 (the "Merger Agreement") pursuant to which PDC will merge with and into TDC in consideration to the TDC stockholders of shares of PEI Common Stock (the "Merger"). Pursuant to Section 6.7 of the Merger Agreement, at the Effective Time (as defined in the Merger Agreement) of the Merger, all options to acquire shares of TDC Common Stock outstanding immediately before the Effective Time shall be assumed by PEI.

     By this Agreement, the parties desire to confirm the assumption contemplated by Section 6.7 of the Merger Agreement as it relates to Options granted under the TDC Incentive Plan.

                                   AGREEMENT

     PEI and Participant agree as follows:

          1. ASSUMPTION OF OPTION. By this Agreement, PEI assumes, and Participant agrees to the assumption by PEI of, all of the obligations of TDC to Participant under the TDC Option Agreements except that:

             (a) Each reference therein to "shares" shall mean shares of PEI Common Stock, $0.01 par value per share;

             (b) Each reference therein to a number of shares shall be a reference to a number of shares determined by multiplying such number by .74 (the "Conversion Ratio");

             (c) Each reference therein to a price per share shall be a reference to a price determined by dividing the price in the TDC Option Agreement by the Conversion Ratio; and

             (d) Each reference therein to the Committee shall mean the Compensation Committee of the Board of Directors of PEI.

        (The results of the computations in (b) and (c) above as applied to the Participant's Options presently outstanding under the TDC Incentive Plan appear in the Schedule to this Agreement.)

          2. TDC INCENTIVE PLAN. By this Agreement, PEI assumes the TDC Incentive Plan subject to the provisions of Section 1 above.

          3. RECOGNITION OF VESTING, EXERCISES AND LAPSES. PEI acknowledges that Participant's rights to exercise the Options covered by the TDC Option Agreements have fully vested and Participant acknowledges that any lapses or exercises of Options thereunder to date shall be recognized.

          4. REGISTRATION. Promptly following the date hereof, PEI will file a Registration Statement on Form S-8 under the Securities Act of 1933 with the Securities and Exchange Commission covering the Options being assumed hereunder by PEI and agrees to thereafter file a "reoffer prospectus" within the meaning of Instruction C-1 to Form S-8 with a Post-Effective Amendment to such Registration Statement if necessary in order to permit the reoffer or resale by Participant of PEI Common Stock acquired upon exercise of the Options.

          5. MISCELLANEOUS. This Agreement shall be construed in accordance with the laws of the State of Texas. Except as required to give effect to this Agreement, PEI and Participant confirm the terms of the TDC Option Agreements.

     IN WITNESS WHEREOF, PEI and Participant have caused this Agreement to be signed as of the date first above written.

                                            PATTERSON ENERGY, INC.

                                            By:
                                               -----------------------------

                                               -----------------------------
                                               Participant

                          INCENTIVE STOCK OPTION PLAN

                                  SCHEDULE TO

                   TUCKER DRILLING COMPANY, INC. STOCK OPTION
                  ASSUMPTION AGREEMENT DATED           , 1996,
                                BETWEEN PEI AND

                                                                                              OPTIONS ON
                            OPTIONS ON TDC COMMON STOCK                                    PEI COMMON STOCK
- - ------------------------------------------------------------------------------------    ----------------------
                                                NO. OF                                    NO. OF
                                                SHARES                     NO. OF         SHARES
                                              UNDERLYING    PRICE AT       SHARES       UNDERLYING
                                   TERM OF     OPTIONS       WHICH      AVAILABLE AS     OPTIONS
          DATE GRANTED             OPTION      GRANTED      GRANTED      OF 4/  /96      ASSUMED       PRICE
- - --------------------------------   -------    ----------    --------    ------------    ----------    --------
                                                             $                                        $
                                                            --------                                  --------

                                                                   EXHIBIT II(B)

                             PATTERSON ENERGY, INC.

        TUCKER DRILLING COMPANY, INC. STOCK OPTION ASSUMPTION AGREEMENT
                     (1994 NON-QUALIFIED STOCK OPTION PLAN)

     AGREEMENT dated as of           , 1996 (this "Agreement") between Patterson
Energy, Inc., a Delaware corporation ("PEI"), and           an individual
("Participant").

                                    RECITALS

     Tucker Drilling Company, Inc. ("TDC") and Participant have entered into one or more stock option agreements ("TDC Option Agreements") relating to options ("Options") granted to Participant under TDC's 1994 Non-Qualified Stock Option Plan (the "TDC Non-Qualified Plan") pursuant to which Participant is presently
entitled to purchase up to           shares of Common Stock of TDC as shown in
the schedule attached to this Agreement.

     TDC, PEI and Patterson Drilling Company ("PDC"), a Delaware corporation and a wholly-owned subsidiary of PEI, have entered into an Agreement and Plan of
Merger dated as of April   , 1996 (the "Merger Agreement") pursuant to which PDC
will merge with and into TDC in consideration to the TDC stockholders of shares of PEI Common Stock (the "Merger"). Pursuant to Section 6.7 of the Merger Agreement, at the Effective Time (as defined in the Merger Agreement) of the Merger, all options to acquire shares of TDC Common Stock outstanding immediately before the Effective Time shall be assumed by PEI.

     By this Agreement, the parties desire to confirm the assumption contemplated by Section 6.7 of the Merger Agreement as it relates to Options granted under the TDC Non-Qualified Plan.

                                   AGREEMENT

     PEI and Participant agree as follows:

          1. ASSUMPTION OF OPTION. By this Agreement, PEI assumes, and Participant agrees to the assumption by PEI of, all of the obligations of TDC to Participant under the TDC Option Agreements except that:

             (a) Each reference therein to "shares" shall mean shares of PEI Common Stock, $0.01 par value per share;

             (b) Each reference therein to a number of shares shall be a reference to a number of shares determined by multiplying such number by .74 (the "Conversion Ratio");

             (c) Each reference therein to a price per share shall be a reference to a price determined by dividing the price in the TDC Option Agreement by the Conversion Ratio; and

             (d) Each reference therein to the Committee shall mean the Compensation Committee of the Board of Directors of PEI.

        (The results of the computations in (b) and (c) above as applied to the Participant's Options presently outstanding under the TDC Non-Qualified Plan appear in the Schedule to this Agreement.)

          2. TDC NON-QUALIFIED PLAN. By this Agreement, PEI assumes the TDC Non-Qualified Plan subject to the provisions of Section 1 above.

          3. RECOGNITION OF VESTING, EXERCISES AND LAPSES. PEI acknowledges that Participant's rights to exercise the Options covered by the TDC Option Agreements have fully vested and Participant acknowledges that any lapses or exercises of Options thereunder to date shall be recognized.

          4. REGISTRATION. Promptly following the date hereof, PEI will file a Registration Statement on Form S-8 under the Securities Act of 1933 with the Securities and Exchange Commission covering the Options being assumed hereunder by PEI and agrees to thereafter file a "reoffer prospectus" within the meaning of Instruction C-1 to Form S-8 with a Post-Effective Amendment to such Registration Statement if necessary in order to permit the reoffer or resale by Participant of PEI Common Stock acquired upon exercise of the Options.

          5. MISCELLANEOUS. This Agreement shall be construed in accordance with the laws of the State of Texas. Except as required to give effect to this Agreement, PEI and Participant confirm the terms of the TDC Option Agreements.

     IN WITNESS WHEREOF, PEI and Participant have caused this Agreement to be signed as of the date first above written.

                                            PATTERSON ENERGY, INC.

                                            By:
                                               ---------------------------

                                               ---------------------------
                                               Participant

                        NON-QUALIFIED STOCK OPTION PLAN

                                  SCHEDULE TO

                   TUCKER DRILLING COMPANY, INC. STOCK OPTION
                  ASSUMPTION AGREEMENT DATED           , 1996,
                                BETWEEN PEI AND

                                                                                              OPTIONS ON
                            OPTIONS ON TDC COMMON STOCK                                    PEI COMMON STOCK
- - ------------------------------------------------------------------------------------    ----------------------
                                                NO. OF                                    NO. OF
                                                SHARES                     NO. OF         SHARES
                                              UNDERLYING    PRICE AT       SHARES       UNDERLYING
                                   TERM OF     OPTIONS       WHICH      AVAILABLE AS     OPTIONS
          DATE GRANTED             OPTION      GRANTED      GRANTED      OF 4/  /96      ASSUMED       PRICE
- - --------------------------------   -------    ----------    --------    ------------    ----------    --------
                                                             $                                        $
                                                            --------                                  --------

                   AMENDMENT TO AGREEMENT AND PLAN OF MERGER

     AMENDMENT TO AGREEMENT AND PLAN OF MERGER dated May 16, 1996 ("Amendment to Agreement") among Patterson Energy, Inc., a Delaware corporation ("Parent"), Patterson Drilling Company, a Delaware corporation and a wholly-owned subsidiary of Parent ("Sub"), and Tucker Drilling Company, Inc., a Delaware corporation ("the Company").

                                  WITNESSETH:

     WHEREAS, Parent, Sub and the Company entered into an Agreement and Plan of Merger dated as of April 22, 1996 ("the Agreement"); and

     WHEREAS, the parties to the Agreement desire to enter into this Amendment to Agreement to amend the Agreement in certain respects.

     NOW, THEREFORE, in consideration of the premises and agreements contained herein and in the Agreement, the parties agree as follows:

     1. Section 6.7 of the Agreement is hereby amended by deleting the first sentence thereof and substituting the following sentence therefor:

     "No later than the Effective Time, each option to purchase shares of Company Common Stock (a "Company Stock Option") which is outstanding immediately prior to the Effective Time pursuant to the Company's stock option plans in effect on the date of this Agreement ("the Company Stock Plans") shall represent at the Effective Time an option to purchase the number of shares of Parent Common Stock (a "Substituted Option") (decreased to the nearest full share) determined by multiplying (i) the number of shares of Company Common Stock subject to such Company Stock Option immediately prior to the Effective Time by
(ii) the Exchange Ratio, at an exercise price per share of Parent Common Stock (rounded down to the nearest whole cent) equal to the exercise price per share of Company Common Stock immediately prior to the Effective Time divided by the Exchange Ratio."

     2. Section 6.11 shall be amended by adding to the first sentence after "("the Supplemental Retirement Plan")" the following: ", the severance payment agreements of the Company set forth in Section 3.11 of the Company Disclosure Schedule . . ."

     3. Section 7.1(f) shall be amended by deleting "May 15, 1996" appearing in the second line thereof and substituting "May 20, 1996" therefor.

     4. The forms of Stock Option Assumption Agreement attached to the Agreement as Exhibit II(A) and II(B) are hereby deleted in their entirety and replaced with the forms of Stock Option Assumption Agreement attached hereto as Exhibit II(A) and (B).

     5. This Amendment to Agreement may be executed in counterparts, all of which shall be considered one and the same agreement and shall become effective when one or more counterparts shall have been signed by each of the parties and delivered to the other parties.

     6. The Agreement, as amended by this Amendment to Agreement, shall remain in full force and effect.

     IN WITNESS WHEREOF, Parent, Sub and the Company have caused this Amendment to Agreement to be signed by their respective officers thereunto duly authorized as of the date first above written.

                                        PATTERSON ENERGY, INC.


                                        By: /s/ CLOYCE A. TALBOTT
                                            -----------------------------------
                                            Cloyce A. Talbott
                                            Chairman and Chief Executive Officer

Attest:


/s/ JAMES C. BROWN
- - ------------------------------
James C. Brown, Secretary

                                        PATTERSON DRILLING COMPANY


                                        By: /s/ CLOYCE A. TALBOTT
                                            -----------------------------------
                                            Cloyce A. Talbott
                                            Chief Executive Officer

Attest:


/s/ JAMES C. BROWN
- - ------------------------------
James C. Brown, Secretary

                                        TUCKER DRILLING COMPANY, INC.


                                        By: /s/ T. MARK TUCKER
                                            -----------------------------------
                                            T. Mark Tucker
                                            Acting Chairman and Chief Executive
                                            Officer

Attest:


/s/ CHARLES B. MIDDLEKAUF
- - ------------------------------
Charles B. Middlekauf, Secretary

                                                                   EXHIBIT II(A)

                             PATTERSON ENERGY, INC.

        TUCKER DRILLING COMPANY, INC. STOCK OPTION ASSUMPTION AGREEMENT
                         (INCENTIVE STOCK OPTION PLAN)

     AGREEMENT dated as of           , 1996 (this "Agreement") between Patterson
Energy, Inc., a Delaware corporation ("PEI"), and           , an individual
("Participant").

                                    RECITALS

     Tucker Drilling Company, Inc. ("TDC") and Participant have entered into one or more stock option agreements ("TDC Option Agreements") relating to options ("Options") granted to Participant under TDC's Incentive Stock Option Plan (the "TDC Incentive Plan") pursuant to which Participant is presently entitled to
purchase up to           shares of Common Stock of TDC as shown in the schedule
attached to this Agreement.

     TDC, PEI and Patterson Drilling Company ("PDC"), a Delaware corporation and a wholly-owned subsidiary of PEI, have entered into an Agreement and Plan of
Merger dated as of April    , 1996 (the "Merger Agreement"), pursuant to which
PDC will merge with and into TDC in consideration to the TDC stockholders of shares of PEI Common Stock (the "Merger"). Pursuant to Section 6.7 of the Merger Agreement, at the Effective Time (as defined in the Merger Agreement) of the Merger, all options to acquire shares of TDC Common Stock outstanding immediately before the Effective Time shall be assumed by PEI.

     By this Agreement, the parties desire to confirm the assumption contemplated by Section 6.7 of the Merger Agreement as it relates to Options granted under the TDC Incentive Plan.

                                   AGREEMENT

     PEI and Participant agree as follows:

          1. ASSUMPTION OF OPTION. By this Agreement, PEI assumes, and Participant agrees to the assumption by PEI of, all of the obligations of TDC to Participant under the TDC Option Agreements except that:

             (a) Each reference therein to "shares" shall mean shares of PEI Common Stock, $0.01 par value per share;

             (b) Each reference therein to a number of shares shall be a reference to a number of shares determined by multiplying such number by .74 (the "Conversion Ratio");

             (c) Each reference therein to a price per share shall be a reference to a price determined by dividing the price in the TDC Option Agreement by the Conversion Ratio; and

             (d) Each reference therein to the Committee shall mean the Compensation Committee of the Board of Directors of PEI.

        (The results of the computations in (b) and (c) above as applied to the Participant's Options presently outstanding under the TDC Incentive Plan appear in the Schedule to this Agreement.)

          2. TDC INCENTIVE PLAN. By this Agreement, PEI assumes the TDC Incentive Plan subject to the provisions of Section 1 above.

          3. RECOGNITION OF VESTING, EXERCISES AND LAPSES. PEI acknowledges that Participant's rights to exercise the Options covered by the TDC Option Agreements have fully vested prior to the date hereof and Participant acknowledges that any lapses or exercises of Options thereunder to date shall be recognized.

          4. REGISTRATION. Promptly following the date hereof, PEI will file a Registration Statement on Form S-8 under the Securities Act of 1933 with the Securities and Exchange Commission covering the Options being assumed hereunder by PEI and agrees to thereafter file a "reoffer prospectus" within the meaning of Instruction C-1 to Form S-8 with a Post-Effective Amendment to such Registration Statement if necessary in order to permit the reoffer or resale by Participant of PEI Common Stock acquired upon exercise of the Options.

          5. MISCELLANEOUS. This Agreement shall be construed in accordance with the laws of the State of Texas. Except as required to give effect to this Agreement, PEI and Participant confirm the terms of the TDC Option Agreements.

     IN WITNESS WHEREOF, PEI and Participant have caused this Agreement to be signed as of the date first above written.


                                            PATTERSON ENERGY, INC.

                                            By:
                                               -------------------------------

                                               -------------------------------
                                               Participant

                          INCENTIVE STOCK OPTION PLAN

                                  SCHEDULE TO

                   TUCKER DRILLING COMPANY, INC. STOCK OPTION
                  ASSUMPTION AGREEMENT DATED           , 1996,
                                BETWEEN PEI AND

                                                                                              OPTIONS ON
                            OPTIONS ON TDC COMMON STOCK                                    PEI COMMON STOCK
- - ------------------------------------------------------------------------------------    ----------------------
                                                NO. OF                                    NO. OF
                                                SHARES                     NO. OF         SHARES
                                              UNDERLYING    PRICE AT       SHARES       UNDERLYING
                                   TERM OF     OPTIONS       WHICH      AVAILABLE AS     OPTIONS
          DATE GRANTED             OPTION      GRANTED      GRANTED      OF 4/  /96      ASSUMED       PRICE
- - --------------------------------   -------    ----------    --------    ------------    ----------    --------
                                                             $                                        $
                                                            --------                                  --------

                                                                   EXHIBIT II(B)

                             PATTERSON ENERGY, INC.

        TUCKER DRILLING COMPANY, INC. STOCK OPTION ASSUMPTION AGREEMENT
                     (1994 NON-QUALIFIED STOCK OPTION PLAN)

     AGREEMENT dated as of           , 1996 (this "Agreement") between Patterson
Energy, Inc., a Delaware corporation ("PEI"), and           , an individual
("Participant").

                                    RECITALS

     Tucker Drilling Company, Inc. ("TDC") and Participant have entered into one or more stock option agreements ("TDC Option Agreements") relating to options ("Options") granted to Participant under TDC's 1994 Non-Qualified Stock Option Plan (the "TDC Non-Qualified Plan") pursuant to which Participant is presently
entitled to purchase up to           shares of Common Stock of TDC as shown in
the schedule attached to this Agreement.

     TDC, PEI and Patterson Drilling Company ("PDC"), a Delaware corporation and a wholly-owned subsidiary of PEI, have entered into an Agreement and Plan of
Merger dated as of April    , 1996 (the "Merger Agreement") pursuant to which
PDC will merge with and into TDC in consideration to the TDC stockholders of shares of PEI Common Stock (the "Merger"). Pursuant to Section 6.7 of the Merger Agreement, at the Effective Time (as defined in the Merger Agreement) of the Merger, all options to acquire shares of TDC Common Stock outstanding immediately before the Effective Time shall be assumed by PEI.

     By this Agreement, the parties desire to confirm the assumption contemplated by Section 6.7 of the Merger Agreement as it relates to Options granted under the TDC Non-Qualified Plan.

                                   AGREEMENT

     PEI and Participant agree as follows:

          1. ASSUMPTION OF OPTION. By this Agreement, PEI assumes, and Participant agrees to the assumption by PEI of, all of the obligations of TDC to Participant under the TDC Option Agreements except that:

             (a) Each reference therein to "'shares" shall mean shares of PEI Common Stock, $0.01 par value per share;

             (b) Each reference therein to a number of shares shall be a reference to a number of shares determined by multiplying such number by .74 (the "Conversion Ratio");

             (c) Each reference therein to a price per share shall be a reference to a price determined by dividing the price in the TDC Option Agreement by the Conversion Ratio; and

             (d) Each reference therein to the Committee shall mean the Compensation Committee of the Board of Directors of PEI.

        (The results of the computations in (b) and (c) above as applied to the Participant's Options presently outstanding under the TDC Non-Qualified Plan appear in the Schedule to this Agreement.)

          2. TDC NON-QUALIFIED PLAN. By this Agreement, PEI assumes the TDC Non-Qualified Plan subject to the provisions of Section 1 above.

          3. RECOGNITION OF EXERCISES AND LAPSES. Participant acknowledges that any lapses or exercises of Options thereunder to date shall be recognized.

          4. REGISTRATION. Promptly following the date hereof, PEI will file a Registration Statement on Form S-8 under the Securities Act of 1933 with the Securities and Exchange Commission covering the Options being assumed hereunder by PEI and agrees to thereafter file a "reoffer prospectus" within the meaning of Instruction C-1 to Form S-8 with a Post-Effective Amendment to such Registration Statement if necessary in order to permit the reoffer or resale by Participant of PEI Common Stock acquired upon exercise of the Options.

          5. MISCELLANEOUS. This Agreement shall be construed in accordance with the laws of the State of Texas. Except as required to give effect to this Agreement, PEI and Participant confirm the terms of the TDC Option Agreements.

     IN WITNESS WHEREOF, PEI and Participant have caused this Agreement to be signed as of the date first above written.



                                            PATTERSON ENERGY, INC.


                                            By:
                                               -------------------------------

                                               -------------------------------
                                               Participant

                        NON-QUALIFIED STOCK OPTION PLAN

                                  SCHEDULE TO

                   TUCKER DRILLING COMPANY, INC. STOCK OPTION
                  ASSUMPTION AGREEMENT DATED           , 1996,
                                BETWEEN PEI AND

                                                                                              OPTIONS ON
                            OPTIONS ON TDC COMMON STOCK                                    PEI COMMON STOCK
- - ------------------------------------------------------------------------------------    ----------------------
                                                NO. OF                                    NO. OF
                                                SHARES                     NO. OF         SHARES
                                              UNDERLYING    PRICE AT       SHARES       UNDERLYING
                                   TERM OF     OPTIONS       WHICH      AVAILABLE AS     OPTIONS
          DATE GRANTED             OPTION      GRANTED      GRANTED      OF 4/  /96      ASSUMED       PRICE
- - --------------------------------   -------    ----------    --------    ------------    ----------    --------
                                                             $                                        $
                                                            --------                                  --------

                                                                     ANNEX II(A)

                         [TM CAPITAL CORP. LETTERHEAD]

                                                                   June 20, 1996

Board of Directors
Patterson Energy, Inc.
4510 Lamesa Highway
Snyder, TX 79549

Gentlemen:

     We understand that Patterson Energy, Inc. ("Patterson") and Tucker Drilling Company, Inc. ("Tucker") are proposing a merger (the "Merger") whereby a wholly-owned subsidiary of Patterson shall be merged with and into Tucker, pursuant to the terms and conditions of an Agreement and Plan of Merger dated April 22, 1996, as amended on May 16, 1996 (the "Merger Agreement"). Under the terms of the Merger, each outstanding share of Tucker Common Stock shall be converted into 0.74 shares of Patterson Common Stock (the "Exchange Ratio"). You have requested our opinion as to the fairness, from a financial point of view, to Patterson and its stockholders, of the consideration to be paid by Patterson pursuant to the Merger Agreement and the Exchange Ratio.

     You have furnished us with the Prospectus/Joint Proxy Statement of Patterson and Tucker for the Special Meeting of Stockholders of Patterson to be held in connection with the Merger in substantially the form to be sent to stockholders. The Merger Agreement appears as Annex I to the Prospectus/Joint Proxy Statement.

     For the purpose of this opinion, we have undertaken certain reviews, analyses and inquiries as we have deemed relevant and have, among other things:

     (i)    reviewed the Prospectus/Joint Proxy Statement;

     (ii) reviewed publicly available information relating to both Patterson and Tucker, including Patterson's annual reports on Form 10-KSB and annual reports to shareholders for the three fiscal years ended December 31, 1995, Patterson's quarterly report on Form 10-Q for the quarter ended March 31, 1996 and the prospectus for the initial public offering of Patterson dated November 2, 1993, and Tucker's annual reports on Form 10-KSB and annual reports to shareholders for the five fiscal years ended March 31, 1996;

     (iii) discussed with senior management of both Patterson and Tucker the companies' historical and current operations, financial condition and future prospects and reviewed certain internal financial information, business plans and forecasts prepared by their respective managements;

     (iv) visited the headquarters, as well as certain rig sites, of both Patterson and Tucker;

     (v) reviewed the historical prices and trading volumes of the Common Stock of both Patterson and Tucker;

     (vi) reviewed certain financial and market data for both Patterson and Tucker and compared such information with similar information for certain publicly traded companies which we deemed comparable;

     (vii) reviewed the financial terms of certain mergers and acquisitions of businesses which we deemed comparable;

     (viii) analyzed the pro forma contributions of Patterson and Tucker to the combined business; and

     (ix) performed such other analyses and investigations and considered such other factors as we deemed appropriate.

     In rendering our opinion, we have assumed and relied upon the accuracy and completeness of all of the financial and other information provided to us regarding both Patterson and Tucker, and we have not assumed any responsibility for the independent verification of such information. We have further relied upon the assurance of management of both Patterson and Tucker that they are unaware of any facts that would make such information incomplete or misleading. In arriving at our opinion, we have not performed any independent evaluation or appraisal of the assets of Patterson and Tucker. In rendering our opinion, we have assumed and relied upon Patterson's ability to use the pooling of interests accounting method in connection with the Merger. Our opinion is necessarily based on the economic, market and other conditions existing on the date of our opinion.

     Based upon the foregoing, it is our opinion as of the date hereof that the consideration to be paid by Patterson pursuant to the Merger Agreement and the Exchange Ratio are fair to Patterson and its stockholders from a financial point of view.

                                            Very truly yours,

                                            /s/  TM CAPITAL CORP.
                                            ---------------------------
                                            TM CAPITAL CORP.

                                                                     ANNEX II(B)

[GILFORD SECURITIES INCORPORATED LETTERHEAD]

                                                                   June 20, 1996

Board of Directors
Patterson Energy, Inc.
4510 Lamesa Highway
Snyder, TX 79549

Gentlemen:

     You have requested our opinion, as investment bankers, as to the fairness, from a financial point of view, to Patterson Energy, Inc. ("Patterson"), as of the date hereof, of the consideration to be paid by Patterson (the "Merger Consideration") pursuant to the Agreement and Plan of Merger dated April 22, 1996, as amended on May 16, 1996 (the "Merger Agreement") by and between Patterson, Tucker Drilling Company, Inc. ("Tucker"). As more fully described in the Agreement, each share of Common Stock of Tucker will be exchanged (the "Exchange Ratio") for 0.74 shares of Common Stock, par value $0.01 per share Patterson Energy, Inc.

     In preparing this opinion, we have relied on and assumed the accuracy and completeness of all the financial and other information provided to us or publicly available and have not assumed any responsibility for independent verification of any such information. We have not conducted a physical inspection of all of the facilities or assets of Tucker, nor have we made or obtained any independent appraisals of any such facilities or assets. In rendering this opinion, we have assumed Patterson's ability to use a "pooling of interest" accounting method in connection with the merger.

     You have furnished us with the Prospectus/Joint Proxy Statement of Patterson and Tucker for the Special Meeting of Stockholders of Patterson to be held in connection with the Merger in substantially the form to be sent to stockholders. The Merger Agreement appears as Annex I to the Prospectus/Joint Proxy Statement.

     In connection with rendering our opinion we have reviewed and analyzed, among other things, the following:

     (i)   The Prospectus/Joint Proxy Statement.

     (ii) The Agreement and Plan of Merger among Patterson Energy, Inc., Patterson Drilling Company and Tucker Drilling Company, Inc., dated April 22, 1996, as amended on May 16, 1996.

     (iii) Certain public information concerning Patterson and Tucker, including their Annual Reports on Form 10-KSB for the year ended December 31, 1995; and March 31, 1996, respectively; and Patterson's Quarterly Report on Form 10-Q for the quarter ended March 31, 1996.

     (iv) Certain internal information, primarily historical in nature, concerning the business and operations of Tucker, which was furnished to us by Tucker for use in our analysis.

     (v) Certain publicly available information concerning certain other companies and transactions we deemed relevant.

     We have also held discussions and interviewed members of the senior management, officers and other employees of both Tucker and Patterson, regarding the past and current business operations, financial condition, and future prospects of their respective companies.

     We have assumed that the financial projections prepared by the managements of Patterson and Tucker represent the best current judgment of these managements as to the future financial condition and results of operations of Patterson and Tucker, and have assumed that the projections have been reasonably prepared based on such current judgment. Further we have assumed that the managements of Patterson and Tucker are unaware of any facts that would make such information incomplete or misleading. We have also taken into account our assessment of general economic, market, and financial conditions and our experience in similar transactions.

     Our opinion, necessarily is based upon regulatory, economic, market and other conditions as they exist, and the information made available to us, which we relied upon without independent verification, as of the date of this letter. Subsequent developments may affect this opinion, and we do not have any obligation to update, revise or reaffirm this opinion.

     As you are aware, Gilford Securities Incorporated ("Gilford") has acted as financial advisor to Patterson in the past and will receive a fee for its services in connection with rendering this opinion to Patterson. In addition, Patterson has agreed to reimburse Gilford for certain out of pocket expenses, and to indemnify Gilford for certain liabilities which may arise from, among other things, the delivery of this opinion.

     This letter does not constitute a recommendation to any holder of Patterson Common Stock as to whether to vote in favor of the proposed merger contemplated by the Merger Agreement and does not address the underlying business decision of the Board of Directors of Patterson to proceed with or effect such proposed merger.

     Based upon and subject to the foregoing, it is our opinion as investment bankers that, as of the date hereof, the Merger Consideration (including the Exchange Ratio) is fair to Patterson, from a financial point of view.

                                            Very Truly Yours,

                                            /s/ RONALD W. WEISS

                                            GILFORD SECURITIES INCORPORATED

                                                                       ANNEX III
                   [RAUSCHER PIERCE REFSNES, INC. LETTERHEAD]
                                                                   June 20, 1996

Board of Directors
Tucker Drilling Company, Inc.
Petroleum Building
14 East Beauregard
San Angelo, Texas 76902

Gentlemen:

     You have requested our opinion, as investment bankers, as to the fairness from a financial point of view to the stockholders of Tucker Drilling Company, Inc., a Delaware corporation ("Tucker"), of the terms of the proposed merger as set forth in the Agreement and Plan of Merger dated April 22, 1996 (the "Agreement") by and among Tucker, Patterson Energy, Inc., a Delaware corporation ("Patterson"), and Patterson Drilling Company ("Acquisition"), a newly formed, wholly-owned subsidiary of Patterson. Pursuant to the Agreement, Acquisition will be merged with and into Tucker, with Tucker to become a wholly-owned subsidiary of Patterson (the "Merger"), and each outstanding share of Tucker common stock, $.01 par value ("Tucker Common"), will be converted into the right to receive 0.74 shares of Patterson common stock, $.01 par value ("Patterson Common"). We understand that the Merger will be accounted for as a pooling of interests transaction in accordance with generally accepted accounting principles as described in Accounting Principles Board Opinion Number 16.

     In arriving at our opinion, we have reviewed the Agreement and certain publicly available business and financial information concerning Tucker and Patterson. We have also met with the managements of Tucker and Patterson to discuss the businesses and prospects of Tucker and Patterson. In addition, we have considered certain long-term strategic benefits, both operational and financial, that were described to us by the senior managements of Tucker and Patterson.

     We have reviewed the terms of the Merger in relation to, among other things: current and historical market prices and trading volume of the Tucker Common and the Patterson Common; the respective companies' earnings and cash flow; the capitalization and financial condition of Tucker and Patterson; the pro forma financial impact of the Merger on Tucker and Patterson, including the relative ownership of Patterson Common after the Merger by the current shareholders of Tucker and Patterson; and the terms of recent merger and acquisition transactions involving comparable public companies. We have also analyzed certain financial, stock market and other publicly available information relating to the businesses of other public companies whose operations we consider comparable to the operations of Tucker and Patterson. In addition to the foregoing, we have considered such other information, financial studies, analyses and investigations and financial, economic and market criteria as we deemed relevant in arriving at our opinion.

     In connection with our review, we have not independently verified any of the foregoing information, and we have relied upon it being complete and accurate in all material respects. In addition, we have not made an independent evaluation or appraisal of the assets of Tucker or Patterson. In rendering our opinion, we have assumed that in the course of obtaining the necessary regulatory and governmental approvals for the proposed Merger, no restriction will be imposed that will have a material adverse effect on the contemplated benefits of the proposed Merger. Our opinion is based upon circumstances existing and disclosed to us as of the date hereof.

     We have acted as financial advisor to the Board of Directors of Tucker in connection with the Merger, have received a fee for such advisory services and will receive an additional fee if the Merger is consummated. In the ordinary course of our business, we may trade the securities of Tucker and Patterson for our own account and for the accounts of customers and, accordingly, may at any time hold a long or short position in such securities.

     Based upon and subject to the foregoing, our experience as investment bankers, our work described above and other factors we deemed relevant, we are of the opinion that the terms of the Merger are fair to the shareholders of Tucker from a financial point of view.

                                            Very truly yours,

                                            /s/ RAUSCHER PIERCE REFSNES, INC.

                                            RAUSCHER PIERCE REFSNES, INC.

                                                                        ANNEX IV
- - --------------------------------------------------------------------------------
- - --------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 10-KSB

/X/ ANNUAL REPORT UNDER SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE ACT OF 1934 FOR THE FISCAL YEAR ENDED DECEMBER 31, 1995

/ / TRANSITION REPORT UNDER SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE ACT OF 1934 FOR THE TRANSITION PERIOD FROM ________ TO ________

                         COMMISSION FILE NUMBER 0-22664

                             PATTERSON ENERGY, INC.
                 (Name of small business issuer in its charter)

            DELAWARE                                      75-2504748
(State or other jurisdiction of             (I.R.S. Employer Identification No.)
 incorporation or organization)

          P. O. DRAWER 1416, 4510 LAMESA HIGHWAY, SNYDER, TEXAS 79550 (Address of principal executive offices) (Zip Code)

         Issuer's telephone number, including area code: (915) 573-1104

      SECURITIES REGISTERED UNDER SECTION 12(b) OF THE EXCHANGE ACT: NONE

     SECURITIES REGISTERED UNDER SECTION 12(g) OF THE EXCHANGE ACT:

                          COMMON STOCK $.01 Par Value
                        -------------------------------
                                (TITLE OF CLASS)

     Check whether the issuer (1) filed all reports required to be filed by
Section 13 or 15(d) of the Exchange Act during the past 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

                            Yes /X/          No / /

     Check if there is no disclosure of delinquent filers in response to Item 405 of Regulation S-B contained in this form, and no disclosure will be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-KSB or any amendment to this Form 10-KSB. /X/

     The issuer's revenues for the year ended December 31, 1995, were $46,654,572.

     The aggregate market value of the voting stock held by non affiliates of the issuer as of March 6, 1996 was $28,940,925.

     As of March 6, 1996, the issuer had outstanding 3,194,951 shares of Common Stock, par value $0.01 per share, its only class of Common Stock.

                       DOCUMENT INCORPORATED BY REFERENCE

     The following document is incorporated by reference into Part III of this Annual Report on Form 10-KSB: Definitive Proxy Statement for the issuer's 1996 Annual Meeting of Stockholders.

     Transitional Small Business Disclosure Format (Check one):

                            Yes / /          No /X/

- - --------------------------------------------------------------------------------
- - --------------------------------------------------------------------------------

                                     PART I

ITEM 1. DESCRIPTION OF BUSINESS.

OVERVIEW

     Patterson Energy, Inc. (the "Company" or "Patterson") was organized as a Texas corporation in January 1978 and was reincorporated as a Delaware corporation in October 1993. The Company was organized under the name Patterson Drilling Company, Inc. In 1984, the Company changed its name to Patterson Energy, Inc., but continues to conduct business under the assumed name of Patterson Drilling Company. The Company completed an initial public offering ("IPO") of Common Stock and Redeemable Warrants during December 1993. All of the Redeemable Warrants have either been exercised, redeemed, or expired. Unless otherwise indicated, all references herein to the "Company" or "Patterson" include Patterson Energy, Inc., and its consolidated wholly-owned subsidiaries.

     Patterson is engaged in onshore contract drilling for oil and gas, and, to a lesser extent, in the exploration, development and production of oil and gas. The Company's operations are conducted in the Permian Basin in West Texas and Southeastern New Mexico and in South and Southeast Texas, primarily in the Austin Chalk Trend. The Company has no current plans to operate outside of these areas, but may do so if favorable opportunities arise.

     Contract Drilling Operations. The Company has been engaged in the contract drilling business since its inception in 1978 and is a leading provider of contract drilling services in the Austin Chalk Trend and the Permian Basin. Patterson owns 27 drilling rigs, 26 of which are currently operable. Fourteen of the 27 rigs and interests in two others owned in part by Patterson were acquired (or, in the case of one of the rigs, constructed) after the Company's IPO. See "Recent Rig Acquisitions" below in this Item. The Company's rigs have rated maximum depth capabilities ranging from 9,000 to 22,000 feet and can be used for either vertical or horizontal drilling. Wells drilled in the Permian Basin are primarily vertical wells. Both vertical and horizontal wells are drilled with Patterson rigs in South and Southeast Texas.

     The Company markets its contract drilling services to major oil companies and independent producers primarily under standard daywork and footage contracts. During 1995, Patterson contract drilled 215 wells for 68 nonaffiliated customers, as compared to 171 wells drilled for 61 nonaffiliated customers in 1994. The Company has substantial experience in contract drilling horizontal wells, primarily in the Austin Chalk Trend. Of the wells drilled in 1995 and 1994, 54 in each year were horizontal wells.

     The Company's business strategy for its contract drilling operations is to build upon its reputation in the market place by, among other matters, continuing its ongoing program of upgrading and maintaining its drilling rigs in good operating condition and retaining high quality, experienced drilling supervisors in the field. In addition, if favorable opportunities arise, the Company will seek to expand its rig fleet through selected acquisitions and or mergers.

     Oil and Gas Operations. The Company has been engaged in oil and gas exploration, development and production in the Austin Chalk Trend and Permian Basin since early 1982. Beginning in the first quarter of 1986, Patterson's exploration and development effort was severely curtailed due to a steep drop in the price of oil and gas, a decline in cash flow and a severe liquidity shortage. Prior to the Company's IPO, the Company's ability to significantly expand its exploration, development and production activities in the Austin Chalk Trend and the Permian Basin was impaired due to a continuing liquidity shortage. Net proceeds from the IPO provided Patterson with initial capital to expand these activities.

     Since the completion of the IPO in December 1993, Patterson has participated as a working interest owner in the drilling of 68 gross (8.6 net) development wells and nine gross (2.0 net) exploratory wells in its two areas of operations, of which 53 gross (6.4 net) development wells and two gross (0.4 net) exploratory wells were completed as productive. Primarily as a result of these operations, Patterson has increased its proved developed reserves from approximately 407,000 BOE at December 31, 1993, to approximately 1,267,000 BOE at December 31, 1995. Over this same period, Patterson's present value of estimated future net revenues before income taxes discounted at 10% has increased from approximately $2,603,000 to approximately $7,858,000 at December 31, 1995. The Company's average daily production has increased from approximately 382 BOE in the fourth quarter of 1993 to approximately 900 BOE in the fourth quarter of 1995. As of December 31, 1995, the Company was the operator of 223 wells as compared to approximately 89 Company-operated wells at the time of the IPO. Patterson owns a working interest in substantially all of the operated wells.

     The Company's business strategy for its oil and gas operations is to increase its oil and gas reserves primarily through development drilling, as well as selected acquisitions of producing properties for further development. The development drilling is expected to occur near producing properties. Although Patterson from time to time will participate through a working interest in exploratory drilling, the focus of the Company's drilling activities for the foreseeable future will be exploration and development drilling in South and Southeast Texas, including the Austin Chalk Trend (horizontal drilling of the Austin Chalk, Buda, Edwards, Glenrose and Georgetown formations) and three dimensional ("3-D") seismic prospects in the Permian Basin of West Texas and Southeastern New Mexico and in South Texas.

     Other. The Company is also engaged in the marketing of oil produced from Company-operated wells through Patterson Petroleum Trading Company, Inc., a wholly-owned subsidiary ("Patterson Trading"). Patterson believes that this business is not material to its overall operations.

     In October 1994, Patterson incorporated Patterson Drilling Programs, Inc. ("Patterson Programs") as a wholly-owned subsidiary to act as managing partner of general and/or limited partnerships which may be organized from time to time for the purpose of exploration, development and production of oil and gas. No partnerships have been organized to date, and no assurance can be given that any partnerships will be organized. Patterson Programs is in the process of attempting to organize a limited partnership through a private placement of from $1,000,000 to $2,000,000 of limited partnership interests. As of March 4, 1996, the $1,000,000 minimum had not been sold. The private placement expires June 1, 1995 and if the private placement is unsuccessful the Company will be required to expense approximately $71,000 of organizational costs. If the private placement is successfully completed, of which there can be no assurance, the net funds will be expended on development drilling in the Permian Basin in West Texas and Southeastern New Mexico and in South and Southeast Texas. Patterson Programs would serve as the general partner of this partnership, if organized, and would be allocated 1% of partnership revenues and costs before well payout, and 25% of partnership revenues and costs after well payout.

INDUSTRY SEGMENTS

     The Company's revenues, operating profits and identifiable operating assets are attributable to two industry segments: (i) contract drilling, and (ii) oil and gas exploration, development and production. The contract drilling segment operated at a profit during each of the years in the three-year period ended December 31, 1995. The oil and gas segment operated at a profit for the year ended December 31, 1993 and operated at a loss for the years ended December 31, 1994 and 1995. See "Management's Discussion and Analysis of Financial Condition and Results of Operations" and Note 11 of Notes to Consolidated Financial Statements included as a part of Item 7 of this report for financial information pertaining to these industry segments.

RECENT RIG ACQUISITIONS

     Patterson has acquired 13 drilling rigs and interests in two others previously owned in part by the Company, together with related equipment and a yard facility, since its IPO. The following subparagraphs set forth certain information concerning these acquisitions:

     (a) During July 1994, the Company acquired certain assets of Questor Drilling Corp. ("Questor"), a Delaware corporation wholly owned by Phibro Energy, USA, Inc., pursuant to the terms of an Asset Purchase Agreement, dated July 8, 1994 (the "Agreement"). The assets acquired consisted of: (a) nine operable drilling rigs and related equipment consisting primarily of 16 rig hauling trucks; and (b) a yard facility consisting of approximately 11 acres and improvements thereon. See "Item 2 -- Description of Properties -- Drilling Rigs and Related Equipment -- Headquarters and Other Offices." The nine rigs were added to the

Company's drilling fleet in July 1994. The purchase price for the assets consisted of a cash payment of $4,500,000 and 250,000 shares of the Company's Common Stock valued for the purpose of this transaction at $7.50 per share ($1,875,000). The closing sales price of the Common Stock on the Nasdaq National Market on the last day prior to the closing of the acquisition was $7.00. The total value of the transaction was $6,375,000. The cash portion of the purchase price was paid from the proceeds of a $5,000,000 bank loan obtained by the Company at the time of the transaction and collateralized by the nine rigs. See
Note 4 of Notes to Consolidated Financial Statements included as a part of Item 7 of this report. The remaining $500,000 of loan proceeds was added to the Company's working capital and used for general corporate purposes. The drilling rigs, related equipment and yard facility were used by Questor in its contract drilling operations in South Texas. Patterson hired approximately 148 of the former employees of Questor consisting of three office personnel and 145 field personnel.

     Pursuant to the terms of the Agreement, Patterson assumed (i) certain contracts, primarily drilling contracts, to which Questor was a party, and agreed to pay, perform and discharge the obligations of Questor arising thereunder after the date of the transaction, and (ii) all liabilities of the Company arising on or after the date of the transaction, in connection with the Company's operation of the acquired assets. The Company granted certain registration rights (at its expense) to Questor with respect to the 250,000 shares pursuant to the terms of a registration rights agreement. Certain of these rights were transferable to assignees of Questor. The registration rights consisted of unlimited "piggy back rights" and a one-time demand to cause Patterson to file a registration statement covering resale of the shares, provided that the number of shares that could be sold in any month pursuant to the registration statement could not exceed 50,000 shares. Patterson also agreed that, in the event Questor and/or an assignee thereof (collectively the "Holder") still held the shares on April 1, 1996, but prior to April 1, 1997, at the request of the Holder during such period, the Company would use its best efforts to arrange for the purchase of the shares still held by the Holder at the best available price; provided, however, that any proceeds from such sale in excess of $9.00 per share (calculated before deduction of any brokerage commission) would be paid to Patterson. If the price were less than $7.50 per share (before deduction of any brokerage commission), the Company would pay to the Holder the difference between $7.50 per share and the consideration received by the Holder.

     During September 1995, the 250,000 shares were sold to an affiliate of Questor and then immediately resold to Metropolitan Life Insurance Company Separate Account EN ("MetLife"). At the time of the sale to MetLife, MetLife and the Company amended and restated the registration rights agreement ("Amended and Restated Agreement") in its entirety. The Amended and Restated Agreement provides that the Company, upon written notice from MetLife, or any transferee of the 250,000 shares, on or after February 1, 1996, shall file, at the Company's expense, a "shelf" registration statement with the Commission and keep the registration statement effective until the earlier to occur of (i) such time as all of the registered shares have been sold, (ii) two years from the effective date of the registration statement, or (iii) the date on which such shares become available for a resale under Rule 144(k) of the Securities Act. The 50,000 share per month restriction remains in the Amended and Restated Agreement, but the provisions relating to the $7.50 price guarantee and the remittance to Patterson of sales proceeds in excess of $9.00 per share were eliminated.

     (b) During April 1995, the Company acquired a 57.85% undivided interest in each of two drilling rigs in which the Company owned the remaining 42.15% interest. The interests were acquired from Navajo Rigs, Inc. ("Navajo"), an affiliated entity, for a purchase price of $433,875 in cash pursuant to a merger of Navajo into Patterson. The acquired interests were leased by the Company on a month-to-month basis prior to the acquisition. See "Certain Transactions" and
Note 8 of Notes to Consolidated Financial Statements included as a part of Item 7 of this report. The rigs have been included in the Company's drilling fleet and operated by Patterson since 1981.

     (c) During May 1995, Patterson acquired three rigs and related equipment from Perry E. Esping, a non-affiliated person. The rigs and related equipment had been stacked in a yard facility in Oklahoma for several years prior to the acquisition. The rigs and equipment were moved to the Company's yard facility in Snyder, Texas in June 1995, for assembly. The assembly of one of the rigs was completed in September 1995, and the rig was added to the Company's drilling fleet at that time. The assembly of a second rig was completed in December 1995, however, the rig has not been utilized at this date. The third rig is still unassembled in the

Company's yard facility in Snyder. The purchase price for the rigs consisted of $367,500 cash, 97,500 shares of the Company's Common Stock, valued for purposes of the transaction at $7.00 per share ($682,500), and warrants to purchase an additional 75,000 shares at an exercise price of $9.00 per share valued for purposes of the transaction at $39,750. The total value of the transaction was $1,089,750. On May 22, 1995, the last business day prior to the transaction, the last reported sales price of the Common Stock on the Nasdaq National Market was $7.625 per share. Patterson has granted certain registration rights to Mr. Esping with respect to the 97,500 shares and the 75,000 shares purchasable upon exercise of the warrants (collectively the "Registrable Securities") consisting of (a) a one-time right after December 1, 1995, but prior to December 1, 1998, to cause the Company to file, at the Company's expense, a registration statement with the Commission covering the Registrable Securities, provided that the number of shares that may be sold in any given calendar month in connection with such registration statement may not exceed the greater of (i) 37,500 shares or
(ii) the greater of 0.196 times the average monthly trading volume of the Company's Common Stock on Nasdaq National Market over the preceding twelve calendar months, and (b) "piggy-back rights" to join the Registrable Securities at the Company's expense in any registration statements filed by the Company with the Commission prior to May 1999.

     (d) During May 1995, the Company acquired one operable drilling rig from Sojourner Drilling Company, Abilene, Texas. The purchase price for this rig was $360,000 cash. The rig was added to the Company's drilling fleet in May 1995.

CONTRACT DRILLING OPERATIONS

                                    GENERAL

     The Company markets its contract drilling services to major oil companies and independent oil and gas producers. The Company owns 27 drillings rigs, 26 which are currently operable. Twelve of the operable drilling rigs are based in South and Southeast Texas and 14 of the operable rigs are based in West Texas. The rigs have rated maximum depth capabilities ranging from 9,000 feet to 22,000 feet.

     The rigs are equipped with engines, drawworks or hoists, derricks or masts, pumps to circulate the drilling fluid (mud), blowout preventers, drill string
(pipe) and related equipment. Depth of the well and drill site conditions are the principal factors in determining the size and type of rig used for a particular job. The Company's rigs are utilized for both exploration and development drilling and can be used for either vertical or horizontal drilling. Wells drilled with Company rigs in the Permian Basin are primarily vertical wells. Both vertical wells and horizontal wells are drilled with Company rigs in South and Southeast Texas.

     In order to drill a well, the operator of the well assembles a number of different contractors to provide the necessary services. Included among these contractors are the drilling contractors, such as the Company, as well as other contractors specializing in such matters as logging, completion and, in the case of horizontal wells, specialists in the technical aspects of such drilling.

                               BUSINESS STRATEGY

     The Company achieved its current position as a leading provider of contract drilling services in its two primary areas of operations by providing high quality services to its customers at competitive rates. Although generally of lesser importance than price, Patterson believes that the condition of a drilling fleet, the reputation of the contract driller and the quality and experience of the drilling supervisors in the field are of significant importance to prospective customers. The Company has and will continue to strive to maintain its drilling fleet in good working condition. In addition to normal repair and maintenance expenses, the Company spends significant funds each year on an ongoing program of improving and replacing components of its drilling rigs. Patterson also strives to employ experienced and dedicated drilling supervisors for its various rigs in the field.

     Patterson intends to continue its ongoing rig maintenance program and to continue to retain high quality, experienced drilling supervisors in order to build upon its reputation in the market place. In addition, if favorable opportunities arise, the Company may seek to expand its rig fleet through selected acquisitions and or mergers.

                           CONTRACT DRILLING ACTIVITY

     The following table sets forth certain information regarding the Company's contract drilling activity for each of the years in the three-year period ended December 31, 1995.

                                                                          YEAR ENDED
                                                                       DECEMBER 31,(1)
                                                                  --------------------------
                                                                  1993       1994       1995
                                                                  ----       ----       ----
    Number of wells drilled and completed(2)....................  132        179        229
    Rigs available for service(3)...............................   12         18         23
    Utilization rate of rigs available for service(3)(4)........   79%        83%        78%

- - ---------------

(1) Average for the periods stated, other than number of wells drilled.

(2) Includes wells drilled in which Patterson owned small working interests as follows: nine in 1993, eight in 1994 and 14 in 1995.

(3) Reflects two rigs owned 42.15% by Patterson and 57.85% by an affiliated entity until April 1995, when Patterson acquired a 100% interest in the rigs. See subcaption "Recent Rig Acquisitions" above in this Item.

(4) Rig utilization is based on a 365-day year for rigs available for service during the periods indicated. A rig is utilized when it is operating or being moved, assembled or dismantled under contract.

     Patterson has substantial experience contract drilling horizontal wells in the Austin Chalk Trend. During the three-year period ended December 31, 1995, the Company drilled a total of 139 horizontal wells as follows: 31 in 1993, 54 in 1994, and 54 in 1995.

     The Company's contract drilling activity is affected by the level of exploration and development activity conducted by oil and gas producers in the Austin Chalk Trend and Permian Basin. Since mid-1982, when crude oil and natural gas prices generally weakened, the market for contract drilling services has been depressed and has been characterized by an oversupply of rigs, poor contract drilling rates and intense competition. A particularly sharp decline in rig utilization occurred in 1986. The number of rigs operating in the United States fell to an all-time low in the spring of 1993 and has increased slightly since that time. Patterson's rig utilization in 1990 through 1994 was slightly higher than that experienced by the Company from 1986 through 1989. This higher level did not continue during 1995, partly because of the inability to move drilling rigs from location to location in South and Southeast Texas due to heavy rains in that area during portions of March, April, June and July. The 1995 decline in utilization rates was also due to a softness in demand for drilling rigs in both of the Company's areas of operation but primarily in South and Southeast Texas. The Company believes that the reduced demand was caused by low natural gas prices for much of 1995. Because of low natural gas prices during the first six months of 1995, the Company reduced its contract drilling rates in South and Southeast Texas. These contract drilling rates were increased to the prior levels during mid 1995, and the price for natural gas increased significantly in December over the price earlier in the year. Notwithstanding the December increase in natural gas prices, the demand for drilling rigs in both areas of the Company's operations continues to be unstable. This instability may cause the Company to again reduce the rates in one or both of its areas of operations in an effort to maintain utilization. Any reduction in contract drilling rates would adversely impact the Company's operations.

     Customers. For the year ended December 31, 1995, Patterson contract drilled 215 wells for 68 nonaffiliated customers. This compares with 171 wells drilled for 61 nonaffiliated customers for the year ended December 31, 1994 and 123 wells drilled for 41 nonaffiliated customers for the year ended December 31, 1993.

No customer accounted for 10% of the Company's consolidated revenues in the fiscal years ended December 31, 1995 and 1994. The Company does not believe that the loss of any one customer would have a material adverse effect on the Company's operations.

     The Company's customers in the past twelve months have included Cobra Oil and Gas, Inc., Snyder Oil Corporation, Chevron U.S.A., Phillips Petroleum Company, Union Pacific Resources, Co., IP Petroleum and Union Oil Company of California.

     As of December 31, 1995, Patterson was drilling a total of 18 wells, all of which were for nonaffiliated customers. Ten of these wells were located in the Permian Basin and eight were located in South and Southeast Texas, primarily in the Austin Chalk Trend.

                               DRILLING CONTRACTS

     Most of Patterson's drilling contracts are with established customers and are obtained on a competitive bid basis, although some contracts are obtained on a negotiated basis. Generally, the contracts are entered into for short-term periods and cover the drilling of a single well with the terms and rates varying depending upon the nature and duration of the work, the equipment and services supplied and other matters. The contracts obligate Patterson to pay certain operating expenses, including wages of drilling personnel and maintenance expenses and to furnish incidental rig supplies and equipment. The contracts are subject to termination by the customer on short notice, usually upon payment of a fee. The Company generally indemnifies its customers against claims by the Company's employees and claims arising from surface pollution caused by spills of fuel, lubricants and other solvents within the control of the Company. See subcaption "Risks and Insurance" below in this Item. These customers generally indemnify the Company against claims arising from other surface and subsurface pollution, except claims arising from the Company's gross negligence.

     The contracts provide for compensation to Patterson on a daywork, footage or turnkey basis or a combination thereof with rates bid by the Company which are dependent upon the anticipated complexity of drilling the well, the onsite drilling conditions, the type of equipment to be used, the Company's estimate of the risks involved and the estimated duration of the work to be performed, among other considerations. All of the horizontal wells drilled by the Company have been done either on a turnkey or footage basis to the point where the vertical drilling ends and horizontal drilling begins, and on a daywork basis beyond that point.

     Under daywork contracts, Patterson provides the drilling rig with the required personnel to the operator who supervises the drilling of the contracted well. Compensation to Patterson is based on a negotiated rate per day that the rig is utilized. Daywork contracts generally specify the type of equipment to be used, the size of the hole and the depth of the proposed well. Under a daywork contract, the Company generally does not incur any costs due to "inhole" losses (such as time delays for various reasons, including stuck drill strings and blow-outs).

     Footage contracts usually require the Company to bear some of the drilling costs in addition to providing the rig. Under a footage contract, Patterson would normally determine the manner of drilling and type of equipment to be used, subject to certain customer specifications, and also would bear the risk and expense of mechanical malfunctions, equipment shortages and other delays arising from drilling problems. Compensation is based on a rate-per-foot-drilled basis at completion of the well. Prices of both footage and daywork contracts vary depending upon various factors such as the location, depth, duration and complexity of the well to be drilled, operating conditions and other factors peculiar to each proposed well.

     Under turnkey contracts, the Company contracts to drill a well to a contract depth under specified conditions and provides most of the equipment and services required. Patterson bears the risk of drilling the well to the contract depth and is usually compensated substantially more than on wells drilled on a daywork or footage basis because the Company assumes substantially greater economic risk associated with drilling operations. If severe drilling problems are encountered in drilling wells under turnkey contracts, Patterson could sustain substantial losses.

     The following table sets forth for each of the years indicated the approximate percentage of Patterson's drilling operation revenues attributable to daywork, footage and turnkey contracts:

                                                             YEAR ENDED DECEMBER 31,
                                                            --------------------------
                         TYPE OF REVENUES                   1993       1994       1995
        --------------------------------------------------  ----       ----       ----
        Daywork...........................................   39%        53%        55%
        Footage...........................................   49         44         39
        Turnkey...........................................   12          3          6

     Contract drilling operations depend on the availability of drill pipe and bits, fuel and qualified personnel, some of which have been in short supply from time to time. From time to time as favorable buying opportunities arise, Patterson stockpiles bits and other drilling rig parts. Currently there is a substantial shortage of drill pipe in the onshore contract drilling industry in the United States. This shortage has caused the price of drill pipe to increase significantly over the past 24 months. In addition, new drill pipe must be placed on order at least 150 to 180 days in advance of expected use. See Item
6 -- "Management's Discussion and Analysis of Financial Condition and Results of Operations -- Liquidity and Capital Resources -- Results of
Operations -- Comparison of the years ended December 31, 1995 and 1994" for information concerning the impact of this shortage on the Company's capital expenditures and its effect on operations.

     The Company's ability to drill wells for which it has contracts may be delayed by inclement weather. Sustained periods of inclement weather may have a material adverse effect on the Company's revenues and cash flows See subcaption "Contract Drilling Activity" above in this Item.

OIL AND GAS OPERATIONS

                                    OVERVIEW

     Patterson has been engaged in oil and gas exploration, development and production in the Austin Chalk Trend and the Permian Basin since early 1982. Between that year and December 31, 1985, the Company participated as a working interest owner in the drilling of approximately 78 wells, primarily in the Austin Chalk Trend in Southeast Texas and, to a lesser extent, in the Permian Basin in West Texas. Of the wells drilled, approximately 60 were completed and approximately 18 were dry holes. Substantially all of the drilling prospects were generated by Patterson personnel, and most of the wells were operated by the Company. These activities were financed through cash flow generated by the Company's contract drilling operations and through bank borrowings.

     Substantially all of the Company's oil and gas reserves were sold in two transactions in 1985 and 1987. The sale proceeds were used primarily to reduce bank debt. Beginning in the first quarter of 1986, the Company's exploration and development activities were severely curtailed due to the steep drop in the price of oil and gas, a decline in the Company's cash flow from its contract drilling operations and a severe liquidity shortage. Between the first quarter of 1986 and continuing through 1991, Patterson participated as a small working interest owner in a limited number of wells. Patterson increased its exploration and development activity in 1992 primarily through the use of funds generated by its contract drilling operations and further increased the activity level beginning in the fourth quarter of 1993 with $2,000,000 of net proceeds from its IPO allocated for oil and gas operations. The $2,000,000 of net proceeds was expended during 1994. Subject to the availability of capital, Patterson intends to continue this increased level of exploration and development activity.

     The Company's oil and gas operations consist primarily of the geological evaluation of prospective oil and gas properties and the acquisition of oil and gas leases for the purpose of drilling and the production and sale of oil and gas from its properties. Through internal personnel, consisting of two geologists and three petroleum engineers, and, from time to time, through outside consultants, Patterson conducts geological, engineering and economic studies on the basis of which it acquires oil and gas drilling prospects. Patterson usually acquires larger interests in undeveloped acreage than it intends to retain. As is common in the oil and gas industry, the Company attempts to raise all or a portion of the funds necessary for exploration, and, if warranted, development, of undeveloped acreage through the sale of a portion of its leasehold in the undeveloped acreage or working interest in the acreage or through various types of cost-sharing arrangements, including some in which officers, directors or other affiliates may participate.

     The practice of selling part of its working interest or entering into cost-sharing arrangements permits Patterson to use its resources to explore and develop a greater number of properties and reduces the dollar amount of risk should a particular program be unsuccessful. Although risk to the Company under this practice is likely to be less, ultimate financial return is also likely to be less should the program be successful. The Company may also take working interests in prospects originated by others when it results in the award of the drilling contract on that property.

     At December 31, 1995, Patterson was the operator of 223 wells, of which it was the drilling contractor for 46 wells. Agreements by which the Company has been appointed operator give Patterson responsibility for, and control of, drilling, completion, and operation of the wells. Patterson is a working interest owner in substantially all of the operated wells.

     Substantial capital is required to fund the Company's exploration, development and production activities, the availability of which cannot be assured. Possible sources of capital for such purposes include funds generated by the Company's contract drilling and oil and gas operations and additional borrowings; there can be no assurance of the availability of capital from any of such sources.

                               BUSINESS STRATEGY

     Patterson's basic strategy for its oil and gas operations is to increase oil and gas reserves primarily through development drilling, as well as selected acquisitions of producing properties for further development. The development drilling is expected to occur near producing properties. Although Patterson from time to time will participate through a working interest in exploration drilling, the focus of the Company's drilling activities for the foreseeable future will be exploration and development in South and Southeast Texas, including the Austin Chalk Trend (horizontal drilling of the Austin Chalk, Buda, Edwards, Glenrose and Georgetown formations) and 3-D seismic prospects in the Permian Basin of West Texas and Southeastern New Mexico and in South Texas.

     3-D seismic has become the predominant exploration tool for exploration and development in the Permian Basin. A high percentage of the current drilling activity in that area is being conducted on prospects generated by 3-D seismic. 3-D seismic enables the explorationist to analyze potential productive horizons in three dimensions and to locate reservoirs that in some instances are unable to be located with two dimensional seismic.

                         RECENT AND PROPOSED OPERATIONS

     Since Patterson's IPO, the Company has used the $2,000,000 of IPO net proceeds, funds generated from operations and borrowings primarily for development drilling of horizontal wells in the Austin Chalk Trend, including both new wells and re-entries of existing vertical wells for horizontal drilling in targeted formations, development drilling of 3-D seismic prospects in the Permian Basin, leasehold acquisitions in the Austin Chalk Trend, Permian Basin and South Texas, acquisition of an 18% working interest in an existing oil field located in the Permian Basin known as the North Nena Lucia Unit and drilling of a 3-D seismic prospect in South Texas.

     Patterson will continue to focus for the foreseeable future on development drilling of additional horizontal wells (both new wells and re-entries) in the Austin Chalk Trend, 3-D seismic prospects in the Permian Basin and exploratory and development drilling in South Texas. The total drilling and completion costs of new wells drilled in the Austin Chalk Trend range from $1,200,000 to $2,000,000 (depending upon mechanical problems encountered). Those costs for reentries range from approximately $600,000 to approximately $1,000,000. The total drilling and completion costs of wells in the Permian Basin and in South Texas range from $200,000 to $1,200,000. Patterson's share of the drilling and completion costs will generally be proportional to its working interest. In addition, an engineering study has been conducted on the North Nena Lucia Unit ("Unit") and is currently being analyzed to determine whether the production from the Unit can be enhanced through a waterflood program. The Company became the operator of the Unit at the time of acquisition of its 18% working interest. The Unit consists of 102 wells, of which 68 have been shut-in, 24 are currently producing and 10 are water injection wells. The average daily gross production from the 24 producing wells is approximately 250 Bbls of oil and 900 Mcf of natural gas per day. Of the 68 shut-in wells one was plugged and abandoned in 1995. The Company currently expects that of the remaining 67 shut-in wells, some may be used as water injection wells, should the decision be made to pursue the waterflood program, and the balance of the wells will be plugged and abandoned.

MARKETING OF CRUDE OIL AND NATURAL GAS

     Crude oil is sold based upon 30-day automatically renewable contracts with oil purchasers. Prices vary as world oil prices fluctuate. Due to competitive conditions, the Company does not believe that the loss of any one of its major crude oil purchasers would have a material adverse effect on its business. Patterson markets oil produced from Company-operated wells through Patterson Trading. A substantial portion of the oil produced from Company operated wells are sold to a company owned in part by a son of Cloyce A. Talbott, the Company's Chairman of the Board and Chief Executive Officer.

     Most of Patterson's natural gas is sold through third-party gas brokers at spot market prices and is transported to market by interstate pipelines. Contracts with these brokers are currently for less than five years and allow for prices to adjust to the marketplace. Patterson believes that because of the competitive nature of the industry today, the loss of any one of its natural gas purchasers would not have a material adverse effect on its business.

     No customer for oil and gas accounted for more than 10% of the Company's consolidated revenues for the year ended December 31, 1995. The Company does not believe that the loss of any one customer would have a material adverse effect on the Company's operations.

COMPETITION

     Contract Drilling Operations. The contract drilling industry is highly competitive. Drilling activity being near an all-time low and depressed economic conditions in the oil and gas industry have resulted in the supply of domestic drilling equipment, other than drill pipe, substantially exceeding demand. As a consequence, there has been intense competition in securing available drilling contracts, resulting in drilling equipment being idle for long periods of time and generally unfavorable prices for contract drilling.

     Price is generally the most important competitive factor in the drilling industry. Other competitive factors include the availability of drilling equipment and experienced personnel at or near the time and place required by customers, the reputation of the drilling contractor in the drilling industry and its relationship with existing customers. The Company believes that it competes favorably with respect to all of these factors. If demand for drilling rigs increases in the future, rig availability may also become a competitive factor. Competition is usually on a regional basis, although drilling rigs are mobile and can be moved from one region to another in response to increased demand. An oversupply of rigs in any region may result. Demand for land drilling equipment is also dependent on the exploration and development programs of oil and gas companies, which are in turn influenced primarily by the financial condition of such companies, by general economic conditions, by prices of oil and gas, and, from time to time, by political considerations and policies.

     It is impracticable to estimate the number of contract drilling competitors of Patterson, some of which have substantially greater resources and longer operating histories than Patterson. Also, in recent years, many drilling companies have sought protection from creditors under bankruptcy laws or have undertaken a business combination with other companies as a result of the downturn in the domestic contract drilling industry. Although this has decreased the total number of competitors, management of the Company believes that competition for drilling contracts will continue to be intense for the foreseeable future.

     Oil and Gas Operations. There is substantial competition for the acquisition of oil and gas leases suitable for exploration and for the hiring of experienced personnel. The Company's competitors in oil and gas exploration, development and production include major integrated oil and gas companies, numerous independent oil and gas companies, drilling and production purchase programs and individual producers and operators. The ability of the Company to increase its holdings of oil and gas reserves in the future is directly dependent upon the Company's ability to select, acquire and develop suitable prospects in competition with these companies. Many competitors have financial resources, staffs, facilities and other resources significantly greater than those of Patterson.

GOVERNMENT REGULATION AND ENVIRONMENTAL

     The domestic drilling of oil and gas wells is subject to numerous state and federal laws, rules and regulations. State statutory provisions relating to oil and natural gas generally include requirements as to well spacing, waste prevention, production limitations, pollution prevention and clean-up, obtaining drilling permits and similar matters. Within the state of Texas, where substantially all of Patterson's operations are currently conducted, these regulations are principally enforced by the Texas Railroad Commission. To date Patterson has not been required to expend significant resources in order to satisfy applicable environmental laws and regulations. The Company does not anticipate any material capital expenditures for environmental control facilities or for compliance with environmental rules and regulations in the foreseeable future. However, compliance costs under existing laws or under any new requirements could become material, and the Company could incur liabilities for noncompliance. Patterson has not been fined or incurred liabilities for pollution or other environmental damage in connection with its operations and is not currently aware of any environmental hazards which would materially affect its operations.

     The contract drilling industry is dependent on demand for services from the oil and gas exploration industry and, accordingly, is affected by changing tax laws, price controls and other laws relating to the energy business generally. The Company's business is affected generally by political developments and by federal, state, foreign and local laws and regulations which relate to the oil and gas industry. The adoption of laws and regulations affecting the oil and gas industry for economic, environmental and other policy reasons could increase costs relating to drilling and production, which could have an adverse effect on the Company's operations. Several state and federal environmental laws and regulations currently apply to the Company's operations and may become more stringent in the future. Although Patterson has utilized operating and disposal practices that were standard in the industry at the time, hydrocarbons and other materials may have been disposed of or released in or under properties owned or operated by the Company. In addition, some of these properties have been operated by third parties over whom the Company has no control as to such entities' treatment of hydrocarbon and other materials and the manner in which such materials may have been disposed of or released. The federal Comprehensive Environmental Response Compensation and Liability Act of 1980, as amended by the Superfund Amendments and Reauthorization Act of 1986 (collectively "CERCLA"), and comparable state statutes impose strict liability on owners and operators of sites and on persons who disposed of or arranged for the disposal of "hazardous substances" found at sites. The federal Resource Conservation and Recovery Act ("RCRA") and comparable state statutes govern the disposal of "hazardous wastes." Although CERCLA currently excludes petroleum from the definition of "hazardous substances," and RCRA also excludes certain classes of exploration and production wastes from regulation, such exemptions by Congress under both CERCLA and RCRA may be deleted or modified in the future. If such changes are made to CERCLA and/or RCRA, Patterson could be required to remove and remediate previously disposed of materials (including materials disposed of or released by prior owners or operators) from properties (including ground water contaminated with hydrocarbons) and to perform remedial plugging operations to prevent future contamination.

     The Federal Water Pollution Control Act ("FWPCA") and the Oil Pollution Act of 1990 ("OPA") and implementing regulations govern the prevention of discharges, including oil spills and liability for damages into waters. The OPA is more comprehensive and stringent than previous oil pollution liability and prevention laws and imposes strict liability for a comprehensive and expansive list of damages from an oil spill into waters from facilities. Liability may be imposed for oil removal costs and a variety of public and private damages. Penalties may also be imposed for violation of federal safety, construction and operating regulations, and for failure to report a spill or to cooperate fully in a clean-up. The OPA also expands the authority and capability of the federal government to direct and manage oil spill clean-up and operations, plus requires operators to prepare oil spill response plans in cases where it can reasonably be expected that substantial harm will be done to the environment by discharges on or into navigable waters. Patterson has oil spill response plans in place for its oil and gas properties in South and Southeast Texas and in West Texas. Failure to comply with ongoing requirements or inadequate cooperation during a spill event may subject a responsible party to civil or criminal actions. Although the liability for owners and operators is the same under the FWPCA, the damages that are recoverable under the OPA are potentially much greater and can include natural resource damages.

     The operations of the Company are also subject to federal, state and local regulations for the control of air emissions. The federal Clean Air Act ("CAA"), as amended, and various state and local laws impose certain air quality requirements on the Company. Amendments to the CAA revised the definition of "major source" such that emissions from both wellhead and associated equipment involved in oil and gas production may be added to determine if a source is a "major source." As a consequence, more facilities may become major sources and thus would be required to obtain operating permits. This permitting process may require capital expenditures in order to comply with permit limits.

RISKS AND INSURANCE

     Patterson's operations are subject to the many hazards inherent in the drilling business, including blow-outs, cratering, fires, and explosions. These hazards could cause personal injury or death, suspend drilling operations or seriously damage or destroy the equipment involved and, in addition to environmental damage, could cause substantial damage to producing formations and surrounding areas. Damage to the environment, including property contamination in the form of either soil or ground water contamination, could also result from the Company's operations, particularly through oil spillage, gas leaks and extensive, uncontrolled fires. In addition, Patterson could become subject to liability for reservoir damage. The occurrence of a significant event, including pollution or environmental damage, could materially affect the Company's operations and financial condition. As a protection against operating hazards, the Company maintains insurance coverage considered by the Company to be adequate, including all-risk physical damage, employer's liability, commercial general liability and workers compensation insurance. The Company currently has general liability insurance of $1,000,000 per occurrence with an aggregate of $3,000,000 and excess liability and umbrella coverages of up to $15,000,000 per occurrence with a $15,000,000 aggregate. The Company's customers generally require the Company to have at least $1,000,000 of third party liability coverage.

     Patterson believes that it is adequately insured for public liability and property damage to others with respect to its operations. However, such insurance may not be sufficient to protect the Company against liabilities for all consequences of well disasters, extensive fire damage or damage to the environment. The Company also carries insurance to cover physical damage to or loss of its rigs; however, it does not carry insurance against loss of earnings resulting from such damage or loss. The Company's lenders have a security interest in the drilling rigs owned by the Company and are named as loss payee on the physical damage insurance on such rigs. In view of the difficulties that may be encountered in renewing such insurance at reasonable rates, no assurance can be given that Patterson will be able to maintain the type and amount of coverage that it considers adequate at reasonable rates or that any particular types of coverage will be available.

     Since April 1, 1992, Patterson has carried workers' compensation insurance, with a deductible of $100,000 per occurrence. The Company currently pays monthly premiums of approximately $35,000. From April 1, 1992, through November 30, 1992, the Company was required by the terms of the policy to make payments of approximately $75,000 per month into a trust account as a reserve against the Company's liability under the deductible portion of the policy. During this eight-month period, a total of approximately $113,000 was paid from the trust account to pay the Company's liability under the deductible portion of the policy. Commencing on January 1, 1993, Patterson began paying its liability on the deductible portion directly rather than making monthly payments into the trust account. From January 1, 1993, through December 31, 1995, the Company paid a total of approximately $914,000 on account of its liability under the deductible portion of the policy. As of December 31, 1995, the balance in the trust account was approximately $194,000, the amount required by the terms of the policy to be in the trust account. In addition, a commercial bank has issued a letter of credit to the insurance carrier on behalf of the Company in the amount of $150,000. The balance required to be in the trust account may increase or decrease at any time, depending upon the Company's ability to pay its liability under the deductible portion of the policy. If the amount required to be in the trust account is greater than the balance in the trust account, Patterson would be required to pay the increased amount into the trust account in one or more installments. Alternatively, the Company could provide another letter of credit, if available to the Company, as collateral for its obligations to pay additional funds into the trust account.

     If multiple workers' compensation claims are filed, Patterson could incur significant expenses, which in turn could have a material adverse impact on its financial condition and operations.

EMPLOYEES

     The Company employed a total of 457 full-time persons (31 as office personnel and 426 as field personnel) as of December 31, 1995. The Company estimates that the number of drilling rig employees will fluctuate between approximately 200 and 500, depending upon demand for the Company's drilling rigs. The Company considers its employee relations to be satisfactory.

ITEM 2. DESCRIPTION OF PROPERTIES.

     The significant properties of the Company consist of (i) drilling rigs and related equipment, (ii) proved developed oil and gas reserves, (iii) undeveloped oil and gas leasehold interests held for resale, and (iv) office and support facilities, more particularly described below.

DRILLING RIGS AND RELATED EQUIPMENT

     The following table provides certain information concerning the drilling rigs currently owned by Patterson:

 RIG                                                                             DEPTH
NO.(1)                           DRAWWORKS MANUFACTURER                      RATING (FEET)
- - ------       --------------------------------------------------------------- -------------
   1         Rig Manufacturing, Inc. 4610(2)................................     12,500
   2         Rig Manufacturing, Inc. D-42-550(2)............................      9,000
   3         Brewster N-46(2)...............................................     12,500
   4         Brewster N-46(2)...............................................     12,500
   5         Brewster N-46(3)...............................................     12,500
   6         Rig Manufacturing, Inc. 4610(2)................................     10,500
   7         Brewster N-46(2)...............................................     12,500
   8         Brewster N-46(3)...............................................     12,500
   9         BDW 800M(2)....................................................     14,000
  10         Rig Manufacturing, Inc. 1000(2)................................     14,000
  11         Brewster NE-46(2)..............................................     13,000
  12         Ideco H-725(2).................................................     10,500
  14         Superior 1000-UE(2)............................................     14,000
  16         Brewster NE-12(4)..............................................     22,000
  17         Brewster N-46(5)...............................................     12,500
  18         Mid Continent U36A(5)..........................................     11,000
  19         Gardner-Denver 1100-M(5).......................................     18,000
  20         Gardner-Denver 1500-E(5)(6)....................................     22,000
  21         BDW 800-MX(5)..................................................     15,000
  22         Superior 1000-M(5).............................................     15,000
  23         National 80-UE(5)..............................................     15,000
  24         Superior 700-E(5)..............................................     12,000
  25         Superior 1000-UE(5)............................................     15,000
  26         Skytop-Brewster N-75(5)........................................     14,000
  27         Skytop-Brewster N-75(5)........................................     14,000
  28         Skytop-Brewster N-75(5)........................................     14,000
  29         BDW 800-MXE(5).................................................     15,000

- - ---------------

(1)  All of the rigs are pledged as collateral on Patterson notes payable. See
     Note 4 of Notes to Consolidated Financial Statements included as a part of
     Item 7 of this report.

(2)  Acquired prior to the Company's IPO.

(3) Acquired a 57.85% interest in this rig during April 1995. Prior to that time, the Company owned the remaining interest and leased the acquired interest from an affiliated entity. See Item 1 -- "Description of Business -- Recent Rig Acquisitions."

(4)  Constructed by the Company subsequent to the IPO.

(5) Acquired subsequent to the Company's IPO. See Item 1 -- "Description of Business -- Recent Rig Acquisitions."

(6)  Inoperable; acquired in May 1995.

     Patterson owns 30 rig hauling trucks and 35 trailers. This equipment is used to transport and rig up the Company's drilling rigs. The Company is not dependent upon third parties for rig down, moving and rig up operations. The Company believes that this increases the efficiency of its operations and saves significant expense by hauling and rigging up its own rigs.

     Most repair work and overhaul of the Company's drilling rig equipment is performed at the Company's yard facilities in Snyder, LaGrange and Victoria, Texas. Patterson believes that its operable drilling rigs and related equipment are in good operating condition. In addition to normal repair and maintenance expenses, Patterson historically has spent significant funds for its ongoing program of improving and replacing components of its existing equipment. See Item 6 -- "Management's Discussion and Analysis of Financial Condition and Results of Operations -- Liquidity and Capital Resources."

OIL AND GAS PROPERTIES

                              OIL AND GAS RESERVES

     Patterson engaged an independent petroleum engineer to estimate Patterson's proved developed reserves, projected future production and estimated future net revenues from production of proved developed reserves on its existing properties as of December 31, 1993, 1994 and 1995. These estimates were based upon a review of production histories and other geologic, economic, ownership and engineering data provided by the Company. In determining the estimates of the reserve quantities that are economically recoverable, the independent petroleum engineer used oil and gas prices and estimated average development and production costs provided by the Company.

     The following table sets forth information as of December 31, 1993, 1994 and 1995 derived from the reserve reports of the independent petroleum engineer. The present values (discounted at 10%) of estimated future net revenues shown in the table are not intended to represent the current market value of the estimated oil and gas reserves owned by Patterson. For further information concerning the present value of estimated future net revenue from these proved developed reserves, see Note 13 of Notes to Consolidated Financial Statements included as a part of Item 7 of this report.

                                                                AS OF DECEMBER 31,
                                                     ----------------------------------------
                                                        1993           1994           1995
                                                     ----------     ----------     ----------
    Proved Developed Reserves:
      Oil (Bbls)...................................     193,664        469,494        605,048
      Gas (Mcf)....................................   1,280,727      2,482,156      3,971,503
      Total (BOE)..................................     407,119        883,187      1,266,965
      Estimated future net revenues before income
         taxes (in thousands)......................  $    3,258     $    5,789     $   10,635
      Present value of estimated future net
         revenues before income taxes discounted at
         10% (in thousands)........................  $    2,603     $    4,254     $    7,858

     The reserve data set forth above represents only estimates. The estimates are based on various assumptions and, therefore, are inherently imprecise. Actual future production, revenues, taxes, production costs and development costs may vary substantially from those assumed in the estimates. Any significant variance could materially affect the estimates set forth in this Form 10-KSB. In addition, the reserve data may be subject to upward or downward revisions depending upon, among other factors, production history and prevailing oil and gas prices. Oil and gas prices have fluctuated widely in recent years. There is no assurance that prices will be higher or lower than prices used in estimating Patterson's reserves.

                                   PRODUCTION

     Patterson's wells in South and Southeast Texas produce primarily natural gas. In the Permian Basin, the wells produce primarily oil. The following table sets forth the Company's net oil and gas production, average sales price and average production (lifting) costs associated with such production during each of the years in the three-year period ended December 31, 1995:

                                                              YEAR ENDED DECEMBER 31,
                                                        ------------------------------------
                                                          1993         1994          1995
                                                        --------     --------     ----------
    Net production:
      Oil (Bbls)......................................    97,328       97,564        147,451
      Gas (Mcf).......................................   379,131      603,248      1,031,301
      Total (BOE).....................................   160,517      198,105        319,335
    Average net daily production:
      Oil (Bbls)......................................       267          267            403
      Gas (Mcf).......................................     1,039        1,653          2,825
      Total (BOE).....................................       440          542            875
    Average sales price per unit:
      Oil (Bbls)......................................    $17.40       $16.19         $17.39
      Gas (Mcf).......................................      1.99         1.74           1.51
      Total (BOE).....................................     15.24        13.28          12.92
    Average production (lifting) costs per BOE........     $4.52        $4.41          $3.68

               DEVELOPED ACREAGE AND PRODUCTIVE OIL AND GAS WELLS

     The following table sets forth the developed acreage and productive wells in which Patterson owned a leasehold interest as of December 31, 1995:

                                                                               PRODUCTIVE WELLS (1)
                                                                             ------------------------
                                                       DEVELOPED ACRES(2)     GROSS(3)       NET(4)
                                                       ------------------    ----------    ----------
                      LOCATION:                        GROSS(3)    NET(4)    OIL    GAS    OIL    GAS
- - -----------------------------------------------------  --------    ------    ---    ---    ---    ---
West Texas and Southeastern
  New Mexico (Permian Basin).........................   20,277     4,677     207    --     16     --
South and Southeast (Austin Chalk
  Trend) Texas.......................................   20,219     2,462      66     9      8      1
                                                        ------     -----     ---    --     --     --
          Totals.....................................   40,496     7,139     273     9     24      1
                                                        ======     =====     ===    ==     ==     ==

- - ---------------

(1)  Productive wells are producing wells and wells capable of production.

(2)  Developed acres are leased acres spaced or assigned to productive wells.

(3) A gross well or acre is a well or acre in which a working interest is owned. The number of gross wells or acres is the total number of wells or acres in which a working interest is owned.

(4) A net well or acre is deemed to exist when the sum of fractional ownership working interests in the gross wells or acres equals one. The number of net wells or acres is the sum of the fractional working interests owned in gross wells or acres expressed as whole numbers or fractions thereof.

     A well is categorized under the reporting regulations of the Texas Railroad Commission as an oil well or a gas well based upon the ratio of gas to oil produced when it first commenced production and such designation may not be indicative of current production. Patterson had no wells producing from multiple formations at December 31, 1995.

     Certain of the Company's developed acreage and productive wells are pledged as collateral on a bank line of credit. See Note 4 of Notes to Consolidated Financial Statements included as a part of Item 7 of this report.

                              UNDEVELOPED ACREAGE

     The following table sets forth the undeveloped acreage in which Patterson owned a leasehold interest as of December 31, 1995:

                                                                       UNDEVELOPED
                                                                         ACRES(1)
                                                                    ------------------
                                LOCATION:                           GROSS         NET
        ----------------------------------------------------------  ------       -----
        West Texas and Southeastern New Mexico (Permian Basin)....  10,508       2,013
        South and Southeast (Austin Chalk Trend) Texas............  19,462       5,310
                                                                    ------       -----
                  Totals..........................................  29,970       7,323
                                                                    ======       =====

- - ---------------

(1) Undeveloped acreage are those lease acres on which wells have not been drilled or completed to a point that would permit the production of commercial quantities of oil and gas, regardless of whether such acreage contains proved reserves.

     Many of the leases summarized in the table above as undeveloped acreage will expire at the end of their respective primary terms unless production has been obtained from the acreage subject to the lease prior to that date, in which event the lease will remain in effect until the cessation of production. The following table sets forth the gross and net acres subject to leases summarized in the table of undeveloped acreage that will expire:

                                                                       LEASE ACRES
                                                                         EXPIRING
                                                                    ------------------
                                                                    GROSS         NET
                                                                    ------       -----
        Period Ending:
          December 31, 1996.......................................   7,433       1,496
          December 31, 1997.......................................   5,887       1,506
          December 31, 1998 and later.............................  16,650       4,321
                                                                    ------       -----
                  Totals..........................................  29,970       7,323
                                                                    ======       =====

                              DRILLING ACTIVITIES

     The following tables set forth the Company's participation as a working interest owner in exploratory and development wells drilled during each of the years in the three-year period ended December 31, 1995:

                                                  DEVELOPMENT WELLS(1)             EXPLORATORY WELLS(2)
                                             ------------------------------    -----------------------------
                                              PRODUCTIVE         DRY(3)         PRODUCTIVE        DRY(3)
YEAR ENDED                                   -------------    -------------    ------------    -------------
DECEMBER 31,                                 GROSS    NET     GROSS    NET     GROSS    NET    GROSS    NET
- - ------------                                 -----    ----    -----    ----    -----    ---    -----    ----
   1993......................................    7    1.25       2     1.60     --      --      --       --
   1994......................................   17    1.35       6      .87       1     .20       5      .96
   1995......................................   36    5.04       9     1.38       1     .16       2      .42
                                             -----    ----    ----     ----    ----     ---    ----     ----
             Totals..........................   60    7.64      17     3.85       2     .36       7     1.38
                                             =====    ====    ====     ====    ====     ===    ====     ====

- - ---------------

(1) A development well is a well drilled within the proved area of an oil or gas reservoir to a depth known to be productive.

(2) An exploratory well is a well drilled to find and produce oil or gas in an unproved area, to find a new reservoir in a field previously found to be productive of oil or gas in another reservoir, or to extend a known reservoir.

(3) A dry well (hole) is an exploratory or development well found to be incapable of producing either oil or gas in sufficient quantities to justify completion as an oil or gas well.

     As of December 31, 1995, the Company was not participating as a working interest owner in the drilling of any development or exploratory wells.

                        TITLE TO OIL AND GAS PROPERTIES

     Title to the Company's oil and gas properties is subject to royalty, overriding royalty, carried working, and other similar interests and cost sharing arrangements customary in the oil and gas industry (including farmout agreements, operating agreements and joint venture arrangements), liens for current taxes not yet due, and to other minor defects and encumbrances. The Company believes that such burdens do not materially detract from the value of such properties or from the Company's interest therein or materially interfere with the operation of the Company's business.

     As is customary in the oil and gas industry in the case of undeveloped properties, an in-house title review is made prior to or at the time of acquisition. More comprehensive title investigations, including in most cases receipt of a title opinion of legal counsel, are generally made before commencement of drilling operations on undeveloped properties and also are generally made before consummation of an acquisition of developed properties.

HEADQUARTERS AND OTHER OFFICES

     The Company has its headquarters in Snyder, Texas, with three small offices in Austin, Houston and Midland. The Company maintains the outside offices due to the distances between the Company's headquarters and its two principal areas of operations. The Company's headquarters are located on approximately 64 acres at 4510 Lamesa Highway in Snyder, Texas. The following improvements are located on the Company's headquarters:

        (a) Executive office building containing approximately 8,850 square feet;

        (b) Main shop facility containing a total of approximately 6,790 square feet, of which approximately 1,594 square feet are office space and 5,196 square feet are shop space. This facility is used for drilling equipment repairs and contains a ten-ton crane;

        (c) Office and shop facility containing a total of approximately 8,415 square feet, of which approximately 1,680 square feet are office space for Patterson Petroleum, Inc., 3,175 square feet are a shop office and shop with a 2,450 square foot wash bay and 1,110 square feet are warehouse space. A one-ton crane is located in the ware-house portion of the building;

        (d) Open-ended metal storage facility containing a total of approximately 10,200 square feet, of which approximately 7,800 square feet are storage space, 800 square feet are office space and 1,600 square feet are shop space. The storage portion of the building contains a five-ton monorail crane. This facility is used for storing large equipment;

        (e) Back shop facility containing approximately 4,000 square feet. This facility is used primarily for storage and contains a five-ton crane; and

        (f) A building with an office facility containing a total of approximately 3,080 square feet and a shop containing approximately 6,106 square feet used for maintenance of the Company's truck fleet, and a second building which is rented to a nonaffiliated company.

     The Company's Austin office is used primarily as an exploration office for the Company's Austin Chalk Trend exploration activities and consists of approximately 2,704 square feet of leased space requiring monthly rental payments of $4,225. The lease expires February 28, 2001. The Houston office is a production and drilling office and consists of approximately 3,205 square feet of leased space requiring monthly rental of $2,745. This lease expires on November 30, 1997. The Company has two offices in Midland. One of the offices is used as a sales office and consists of approximately 250 square feet of leased space requiring monthly rental of $475. This office is leased on a month-to-month basis. The other office is used as an exploration office and consists of approximately 1,552 square feet of leased space requiring monthly rental of $970. This lease expires May 31, 1998. The Company owns a yard in LaGrange, Texas and Victoria, Texas, consisting of approximately seven acres and eleven acres, respectively, which are used for equipment storage and repair.

     The Company believes that its existing facilities are adequate to meet its operational needs for the near future.

ITEM 3. LEGAL PROCEEDINGS.

     The Company is from time to time subject to routine litigation incidental to its business. The following paragraph describes certain pending litigation not deemed by the Company to be incidental to the Company's business.

     In April, 1993, a wrongful death and survivorship suit was filed against the Company and the operator of a well in the 59th Judicial District Court of Grayson County, Texas (Case No. 93-0721). The suit arose out of a drilling rig accident in Gonzales County, Texas on February 7, 1993. An employee of the Company died in the accident. The survivorship action was brought against the operator by the decedent's estate, and the wrongful death action was brought against the Company and the operator by family members. In addition, another employee of the Company was injured in the accident and has joined the suit against the operator as a plaintiff. The Company was engaged in drilling a horizontal well under a contract with the operator of the well when the accident occurred. The suit asserts, among other things, a claim for gross negligence against the Company and a claim for negligence and gross negligence against the operator. The Company's defense has been assumed by the insurance carrier under the Company's workers' compensation policy. The Company has been informed by the insurance carrier that the accident constitutes a single occurrence under the policy, subject to a $100,000 deductible. The operator has made a claim against the Company under the Company's drilling contract with the operator for indemnification. The claims against the Company and the operator have been settled, but the terms of the settlement must be approved by the Court. The settlement amounts are less than the coverage available under the Company's workers' compensation policy and general liability policy. The Company's general liability insurance carrier has determined that the operator's claim for indemnification against the Company is covered by the Company's general liability policy (subject to a $25,000 deductible), but is assessing whether the amount of the settlement agreed to by the operator and the defense costs claimed by the operator are reasonable.

ITEM 4. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None

                                    PART II

ITEM 5. MARKET FOR COMMON EQUITY AND RELATED STOCKHOLDER MATTERS.

     The Common Stock has traded on the Nasdaq National Market under the symbol "PTEN" since November 2, 1993, the date of the Company's IPO. Prior to that time, there was no public market for the Common Stock. The following table sets forth the high and low sale prices of the Common Stock for the periods indicated as reported on the Nasdaq National Market:

                                                                      HIGH       LOW
                                                                     ------     ------
        1993:
          Fourth quarter (from November 2, 1993).................... $ 7.75     $ 6.50
        1994:
          First quarter............................................. $ 7.25     $ 6.50
          Second quarter............................................   7.00       6.00
          Third quarter.............................................   7.50       6.25
          Fourth quarter............................................   7.88       6.75
        1995:
          First quarter............................................. $ 7.75     $ 6.00
          Second quarter............................................  10.25       7.00
          Third quarter.............................................  13.88       9.38
          Fourth quarter............................................  14.63      10.50

     As of March 6, 1996, there were approximately 72 holders of record (approximately 750 beneficial owners) of the Common Stock.

     Patterson has not paid cash dividends on the Common Stock in the past and does not expect to pay any cash dividends on the Common Stock in the foreseeable future. The Company instead intends to retain its earnings to support the operations and growth of its businesses. Any future cash dividends would depend on future earnings, capital requirements, the Company's financial condition and other factors deemed relevant by the Board of Directors. In addition, the terms of an existing $3,500,000 bank line of credit prohibits payment of dividends by Patterson without the prior written consent of the bank. See Note 4 of Notes to Consolidated Financial Statements included as a part of Item 7 of this report.

ITEM 6. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS.

LIQUIDITY AND CAPITAL RESOURCES

     As of December 31, 1995, Patterson had working capital of approximately $6,289,000 and cash and cash equivalents of approximately $2,467,000 as compared to a working capital of approximately $5,169,000 and cash and cash equivalents of approximately $3,369,000 as of December 31, 1994. For the year ended December 31, 1995, the Company generated net cash from operations of approximately $5,116,000, borrowed additional funds in the amount of $9,375,000 and received approximately $3,276,000 from the conversion of redeemable warrants and underwriters redeemable warrants. These funds, along with $385,000 of proceeds from the sale of property and equipment and approximately $902,000 of cash from working capital, were used primarily to acquire drilling and related equipment of approximately $12,486,000, to fund leasehold acquisition, exploration and development of approximately $4,039,000, and to reduce and payoff certain notes payable of $2,444,000. In 1994, the Company generated net cash from operations of approximately $4,077,000 and received cash from financing activities of $5,000,000. These funds, which include a bank loan in the amount of $5,000,000, along with approximately $236,000 of proceeds from the sale of property and equipment and approximately $645,000 of cash from working capital, were used primarily to acquire substantially all of the assets of Questor (see Item 1. "Description of Business -- Recent Rig Acquisitions") and other drilling and related equipment of approximately $7,122,000, to fund oil and gas leasehold acquisition, exploration and development of approximately $2,262,000 and to reduce indebtedness for borrowed funds by approximately $573,000.

     Patterson's management believes that it will continue to use cash flow from operations and borrowings (if available) which, together with the current working capital should be sufficient to fund operations and service notes payable for at least the next 12 months. The Company's ability to repay debt would be adversely affected by a further decline in general economic conditions in the industry or by unsuccessful results in the Company's drilling activities or exploration, development and production activities. See subcaption "Volatility of Oil and Gas Prices," below in this item.

     The Company's capital expenditures during 1993, 1994, and 1995 were as follows:

                                                        YEAR ENDED DECEMBER 31,
                                               ------------------------------------------
                                                  1993           1994            1995
                                               ----------     -----------     -----------
        Contract drilling....................  $2,029,767     $ 8,997,151     $13,208,727
        Oil and gas..........................   1,307,390       2,261,842       4,038,875
                                               ----------     -----------     -----------
                                               $3,337,157     $11,258,993     $17,247,602
                                               ==========     ===========     ===========

     Expenditures for contract drilling include acquisition of replacement equipment, including drill collars, drill pipe, engines and rolling stock and, in 1994, the $6,375,000 expended for the Questor assets ($4,500,000 in cash and 250,000 of Common Stock valued at $1,875,000). Patterson believes it must continue to upgrade and maintain its contract drilling fleet and expended approximately $7,315,000 (approximately $3,700,000 for drill pipe) for this purpose during the year ended December 31, 1995. The Company used a portion of the proceeds from a loan from The CIT Group/Equipment Financing, Inc. ("CIT Loan") to fund these expenditures. See Note 4 of Notes to Consolidated Financial Statements included as a part of Item 7 of this report. Patterson's budget for these capital expenditures was increased in the second quarter of 1995 from $3,000,000 to $3,500,000 and then further increased in the third quarter to $6,000,000. The increase in this budget during the second quarter was caused primarily by substantial increases since January 1995 in the price of drill pipe, while the increase in the budget in the third quarter was due to further increases in both the price and quantity of drill pipe purchased by the Company. Because of the substantial increase in the price of drill pipe and uncertainty as to future price increases and delivery, the Company, commencing in the third quarter, accelerated its program for replacement of drill pipe on its drilling rigs by increasing the quantity of drill pipe being purchased as a hedge against further price increases and delays in delivery. The Company currently expects to reduce the quantity of drill pipe purchases commencing in May 1996, to a level necessary to meet normal attrition rates and would expect to stay at that level for the foreseeable future. The Company had budgeted approximately $4,000,000 in 1995 for the partial construction of one rig and the assembly of four others purchased in May 1995. See Item 1 "Description of Business -- Recent Rig Acquisitions" and "Contract Drilling Operations -- Drilling Rigs and Related Equipment." This budget was initially $3,250,000, but was increased to $4,000,000 during the second quarter, primarily because of the assembly cost of four rigs rather than the three rigs initially budgeted for assembly and the increase in the price of drill pipe needed for the four rigs. Patterson used a portion of the proceeds from the CIT Loan to fund these expenditures. See Note 4 of Notes to Consolidated Financial Statements as a part of Item 7 of this report. Approximately $3,806,000 of this $4,000,000 revised budget had been expended on the construction and assembly of the rigs as of December 31, 1995. The construction of the rig was completed in August 1995, and the assembly of two of the four rigs purchased in May were completed in May and September, respectively. The assembly of one of the two remaining rigs was completed in December 1995, and the assembly of the last rig has been postponed due to decrease in demand for rigs. See "Volatility of Oil and Gas Prices" below.

     The Company believes it must continue to upgrade and maintain its contract drilling fleet, and if the level of drilling activity remains at the levels experienced in 1993, 1994 and 1995 and the shortage of drill pipe continues through 1996, management estimates that approximately $3,500,000 to $4,000,000 for capital expenditures will be necessary in 1996. Management has postponed the assembly of one of the four rigs acquired in 1995 due to a decrease in demand for rigs, however, if demand should increase, the Company estimates that it would require approximately $350,000 to make the rig operable.

     Patterson initially budgeted approximately $3,000,000 for capital expenditures in the oil and gas segment in 1995 for leasehold acquisitions, exploration and development of oil and gas properties. For the year ended December 31, 1995, the Company expended approximately $4,039,000 for capital expenditures in this segment. This increase over the budgeted amount was due primarily to increased levels of development drilling by the Company, primarily the Austin Chalk Trend, and an increase in the percentage of the working interest retained by the Company in certain of those wells. The Company used a total of $2,000,000 of a $3,500,000 short-term line of credit during the first and second quarters of 1995 to fund a portion of the expenditures for this segment. This line of credit was initially for $1,000,000, but was increased to $2,400,000 during June 1995 and further increased to $3,500,000 in December 1995. See Note 4 of Notes to Consolidated Financial Statements as a part of Item 7 of this report.

     The Company has budgeted approximately $4,000,000 for capital expenditures in the oil and gas segment in 1996. The funds (if available) will be used for leasehold acquisitions, exploration and development of oil and gas properties. The Company has drawn down in 1996 an additional $1,000,000 of the line of credit discussed above in order to fund a portion of the 1996 budget.

RESULTS OF OPERATIONS

  Comparison of the years ended December 31, 1995 and 1994

     For the year ended December 31, 1995, contract drilling revenues were approximately $41,249,000 as compared to $31,408,000 for the same period in 1994, an increase of 31%. Average rig utilization was 78% for the year ended December 31, 1995 as compared to 83% in 1994. The utilization rate for 1995 was based on 25 rigs while 1994 was based on 22 rigs. Low prices of natural gas in particular has caused a reduction in demand for rigs in South and Southeast Texas beginning in March 1995. In addition, inclement weather conditions in the same region in the latter part of March 1995 and continuing through April 1995 and again in June and July adversely impacted the 1995 utilization rates. Although gas prices increased significantly in December, 1995 and remained stable in January and February, 1996, rig utilization continues to be unstable. See subcaption "Volatility of Oil and Gas Prices; Unstable Demand for Drilling Rigs." Direct contract drilling costs for the year ended December 31, 1995 were approximately $33,492,000 or 81% of contract drilling revenues as compared to approximately $25,167,000 or 80% of the contract drilling revenues in 1994. The increase in contract drilling revenues and direct drilling costs was due primarily to the acquisition of the nine drilling rigs from Questor in July 1994 and the addition of one rig in May 1995 and two rigs in September 1995. General and administrative expense for the contract drilling segment was approximately $1,833,000 for the year ended December 31, 1995 as compared to approximately $1,625,000 for the same period in 1994. The increase in general and administrative expense was due primarily to the increase in lease payments of the aircraft used by the Company, starting in January 1995, from $4,500 to $9,200 per month, the increase in fuel costs due to increased usage of the plane during 1995 and increased compensation payments made to one of the Company's investor relations consultants. Depreciation expense was approximately $3,432,000 for the year ended December 31, 1995 as compared to $2,001,000 in 1994. The increase in depreciation expense was due primarily to the Questor acquisition in 1994, the addition of three rigs in 1995 and capital expenditures for maintenance of the contract drilling fleet. In the year ended December 31, 1995, income from operations of this segment was approximately $2,748,000 as compared to approximately $2,804,000 in 1994.

     Oil and gas revenues were approximately $4,124,000 for the year ended December 31, 1995, as compared to approximately $2,742,000 in 1994. Included in oil and gas revenues in 1994 was a nonrecurring recognition of approximately $115,000 in oil and gas revenues from the County Management, Inc. litigation. The volume of oil and natural gas sold increased by 51% and 71%, respectively, in 1995, as compared to 1994. The average price per barrel of oil was $17.39 in 1995, as compared to $16.19 in 1994, and the average price per Mcf of natural gas was $1.51 in 1995 as compared to $1.74 in 1994. Lease operating and production costs were $3.68 per barrel of oil equivalent in 1995, as compared to $4.41 per barrel of oil equivalent in 1994. The decrease in lease operating and production costs per barrel of oil equivalent is due primarily to flush production from new wells with lower operating costs. General and administrative expense for the oil and gas segment was approximately $1,368,000 in 1995, as compared to $1,238,000 in 1994. The increase in general and administrative expense is due primarily to increased exploration and production activity. Exploration costs for 1995 was $369,000 in 1995 as compared to $207,000 in 1994. The increase is due to 3-D seismic expense of approximately $160,000 in 1995. Depreciation, depletion and amortization expense was approximately $1,882,000 in 1995, as compared to $880,000 in 1994. The increase in this expense was due primarily to increased volumes of production. In 1995, the loss from operations of the oil and gas segment was $1,000 compared to a loss of $348,000 in 1994.

     For the year ended December 31, 1995, interest expense was approximately $1,065,000 compared to $366,000 in 1994. The increase is due to higher interest rates and a substantial increase in the principal balance of outstanding notes payable.

     As noted in subcaption "Liquidity and Capital Resources" above, the Company has incurred a significant increase in the level of capital expenditures during the year ended December 31, 1995 in its contract drilling segment due to the shortage of drill pipe. These increased capital expenditures have resulted in higher levels of depreciation expense, which will continue for the foreseeable future. To date, the Company has been unable to increase its contract drilling rates to offset these higher levels of depreciation. If the Company is unable to increase contract drilling rates to offset the increased depreciation expense, the Company's operations would be further adversely affected. In addition, should the drill pipe shortage continue, the Company may be unable to obtain the drill pipe required for its contract drilling operations and its oil and gas operations could be impaired because of the inability, or the delays in the ability, to drill wells in which the Company has a leasehold interest.

  Comparison of the years ended December 31, 1994 and 1993

     For the year ended December 31, 1994, contract drilling revenues were $31,408,087 as compared to $21,395,891 for the year ended December 31, 1993, an increase of 46.8%. Average rig utilization was 83% in 1994 compared to 79% in 1993. Direct contract drilling costs for 1993 were $25,167,186 or 80% of the contract drilling revenues as compared to $17,250,733 or 81% of contract drilling revenues in 1993. The increase in contract drilling revenues and direct drilling costs was due primarily to the acquisition of the nine drilling rigs from Questor. General and administrative expenses for the contract drilling segment were $1,624,776 in 1994 as compared to $1,195,234 in 1993. Included in general administrative expenses for 1993 was an allowance for 100% of a doubtful account receivable in the approximate amount of $355,500. Included in general and administrative expenses for 1994 is an allowance for doubtful accounts of $90,000, accrued Patterson contributions to the employees 401(k) profit sharing plan of $75,000, an increase in general and administrative salaries of approximately $160,000 and an increase in professional fees and other costs related primarily to being a public company of approximately $365,000. In 1994, income from this segment was $2,803,625 as compared to $1,834,089 in 1993. This increase was due primarily to increased contract drilling revenues, greater utilization of rigs and the Company's continual effort to control direct contract drilling costs.

     Oil and gas revenues for 1994 were $2,741,597 as compared to $2,447,786 in 1993, an increase of 12.0%. Included in oil and gas revenues in 1994 was a nonrecurring recognition of approximately $115,000 in oil and gas revenues from the County Management, Inc. litigation. See Note 5 of Notes to Consolidated Financial Statements included as a part of Item 7 of this report. The volume of oil sold was approximately the same in 1994 as 1993, while the volume of gas sold increased by 59% in 1994 over 1993. The average price of oil decreased from $17.40 per barrel of oil in 1993 to $16.19 in 1994. The average price of gas decreased from $1.99 per Mcf in 1993 to $1.74 per Mcf in 1994. Lease operating expenses were $873,568 in 1994 as compared to $725,486 in 1993, an increase of 20%. The increase was due to ownership of working interests in additional wells and repairs of existing wells. General and administrative expenses, for the oil segment, were $1,238,000 in 1994 as compared to $1,123,000 in 1993. Dry holes and abandonments were $1,093,165 in 1994 as compared to $189,981 in 1993. The increase was due primarily to the drilling of five dry holes ($646,000) and the write off of certain oil and gas leases that expired by their terms ($195,000). In 1994, the loss from the oil and gas segment was $348,497 compared to income of $115,220 in 1993.

     Interest expense was $366,152 in 1994 compared to $330,739 in 1993, an increase of 10.7% due to higher interest rates and an increase in the principal balance of the outstanding notes payable. Interest income was

$193,417 in 1994 compared to $62,327 in 1993. The increase was due primarily to the nonrecurring recognition of approximately $35,000 of interest income from the County Management, Inc. litigation and interest earned on net proceeds from Patterson's IPO.

  Income Taxes

     At December 31, 1995, Patterson had tax net operating loss ("NOL") carryforwards of approximately $5,505,000. These NOL carryforwards expire at various dates from 1998 through 2005, subject to certain limitations. Prior to August 3, 1995, the Company realized substantial federal income tax savings due to the NOL carryforwards. The utilization of these NOL carryforwards prior to that date effectively reduced the current effective federal income tax rate from approximately 34% to approximately 2.5%. Due to a change of over 50% in the stock ownership of Patterson during the three-year period ended August 3, 1995, the NOL carryforwards became subject to an annual limitation. The amount of the NOL carryforwards that can now be utilized in any year will be equal to approximately $1,808,000 (the value of the Company's equity on August 2, 1995, the day prior to the ownership change, times 5.88%, the federal long-term exempt rate on that date as published by the U.S. Treasury Department). This limitation on the use of the Company's NOL carryforwards could materially increase the federal income tax liability of the Company and thereby adversely affect the Company's net income.

     During 1993, Patterson adopted Statement of Financial Accounting Standards ("SFAS") 109, "Accounting for Income Taxes." During 1994, the Company recognized the benefit of deferred income taxes of approximately $407,000, and increased to approximately $615,000 during the year ended December 31, 1995, which represented management's estimate of near-term future benefits to be received by the Company from its NOL carryforwards. SFAS 109 required a change from the deferred method under Accounting Principles Board Opinion 11, to the asset and liability method of accounting for income taxes. Deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled.

  Volatility of Oil and Gas Prices

     The Company's revenue, profitability and future rate of growth are substantially dependent upon prevailing prices for oil and gas, both with respect to its contract drilling segment and its oil and gas segment. In recent years, oil and gas prices and markets have been extremely volatile. Prices are affected by market supply and demand factors as well as actions of state and local agencies, the United States and foreign governments and international cartels. All of these are beyond the control of Patterson. Any significant or extended decline in oil and/or gas prices would have a material adverse effect on the Company's financial condition and results of operations and could impair access to sources of capital. The price of oil fell to a five-year low in December 1993 ($13.50 per barrel in the United States), and was $20.19 per barrel on March 6, 1996. The low level of oil prices existing during the latter part of 1993 and the first five months of 1994 adversely impacted the Company's oil and gas operations. Although the Company's contract drilling operations were not impacted by these low levels, Patterson believes that this segment of its business would have been adversely effected had prices not risen to at least current levels.

     The average price of natural gas per Mcf received by Patterson declined from $1.97 in the first quarter of 1994 to a three-year low of $1.37 in the first quarter of 1995 and has risen since then to $1.72 per Mcf during the fourth quarter of 1995. If oil prices and/or gas prices (stay at current levels or further decline), the Company's rig utilization, contract drilling rates and oil and gas operations could be further adversely effected. The demand for drilling rigs in both areas of the Company's operations softened during 1995, particularly in South and Southeast Texas. The Company believes that the reduced demand was due to low level natural gas prices during much of 1995. Due to the reduced demand, the Company decreased its contract drilling rates in South and Southeast Texas during the first quarter of 1995. These rates were subsequently increased in mid-1995 to prior levels. However, the demand for rigs continues to be unstable in both areas. This instability may cause the Company to again reduce rates in South and Southeast Texas and possibly in the Permian Basin. Any reduction in contract drilling rates could adversely impact the Company's operations.

IMPACT OF INFLATION

     Patterson believes that inflation will not have a significant impact on its financial position.

RECENT ACCOUNTING STANDARDS

     During March 1995, the Financial Accounting Standards Board issued SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of." Preliminary analysis of this new standard by the Company indicates that the standard will not have a material impact on the Company. The standard is effective for financial statements for fiscal years beginning after December 15, 1995.

     SFAS 123, "Accounting for Stock-Based Compensation" which was issued in 1995 is not effective until 1996. The Statement defines a fair value based method of accounting (i.e., using an option pricing model such as Black-Scholes) for employee stock options or similar equity instrument plans, but also allows an entity to measure compensation costs for those plans using the intrinsic value (the amount by which the market price of the underlying stock exceeds the underlying price of the option) based method accounting as prescribed by Accounting Principles Board Opinion No. 25. The Company plans to continue using the intrinsic value based method.

ITEM 7. FINANCIAL STATEMENTS.

     Financial Statements are filed as a part of this report at the end of Part III hereof beginning at page F-1, Index to Consolidated Financial Statements and are incorporated herein by this reference.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE.

     None

                                    PART III

     The information required by Part III is omitted from this report because the Company will file a definitive Proxy Statement for the Company's 1996 Annual Meeting of Stockholders (the "Proxy Statement") pursuant to Regulation 14A of the Securities Exchange Act of 1934 not later than 120 days after the end of the fiscal year covered by this Form 10-KSB and certain information included therein is incorporated herein by reference.

ITEM 9. DIRECTORS, EXECUTIVE OFFICERS, PROMOTERS AND CONTROL PERSONS; COMPLIANCE WITH SECTION 16 (A) OF THE EXCHANGE ACT.

     The information required by this Item is incorporated herein by reference to the Proxy Statement.

ITEM 10. EXECUTIVE COMPENSATION.

     The information required by this Item is incorporated herein by reference to the Proxy Statement.

ITEM 11. SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

     The information required by this Item is incorporated herein by reference to the Proxy Statement.

ITEM 12. CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS.

     The information required by this Item is incorporated herein by reference to the Proxy Statement.

ITEM 13. EXHIBITS AND REPORTS ON FORM 8-K.

(a) Exhibits.

     The following exhibits are filed herewith or incorporated by reference herein.

          2.1        -- Plan and Agreement of Merger dated October 14, 1993, between
                        Patterson Energy, Inc., a Texas corporation, and Patterson Energy,
                        Inc., a Delaware corporation, together with related Certificates of
                        Merger.(1)
          3.1        -- Certification of Incorporation of the Registrant.(1)
          3.2        -- Bylaws of the Registrant.(1)
          4.1        -- Excerpt from Certificate of Incorporation of Patterson Energy, Inc.
                        regarding authorized Common Stock and Preferred Stock.(1)
         10.1        -- Model Form Operating Agreement.(2)
         10.2        -- Form of Drilling Bid Proposal and Footage Drilling Contract.(2)
         10.3        -- Form of Turnkey Drilling Agreement.(2)
         10.4        -- Promissory Note dated December 13, 1993, from Patterson Energy, Inc.
                        to Financial Services Partnership for a revolving line of credit up to $710,000.(3)
         10.5        -- Amendment to Promissory Note dated December 13, 1993, from Patterson
                        Energy, Inc. to Financial Services Partnership.(4)
         10.5.1      -- Amendment to Promissory Note dated December 13, 1993, from Patterson
                        Energy, Inc. to Financial Services Partnership.
         10.6        -- Asset Purchase Agreement, dated July 8, 1994, by and between Questor
                        Drilling Corp. and Patterson Energy, Inc.(5)
         10.7        -- Registration Rights Agreement, dated July 15, 1994, as amended on
                        October 5, 1994, by and between Patterson Energy, Inc. and Questor
                        Drilling Corp.(5)
         10.8        -- Amended and Restated Registration Rights Agreement, dated as of
                        September 12, 1995, between Patterson Energy, Inc. and Metropolitan
                        Life Insurance Company Separate Account EN, amending and restating the Registration Rights Agreement, dated July 15, 1994, as amended
                        October 5, 1994 (see 10.7 above).
         10.9        -- Stock Issuance Agreement, dated July 15, 1994, by and between
                        Patterson Energy, Inc. and Questor Drilling Corp.(5)
         10.10       -- Promissory Note, dated July 12, 1994, in the original principal amount of $5,000,000 from Patterson Energy, Inc. to U.S. Bancorp
                        Leasing & Financial.(5)
         10.11       -- Security Agreement, dated July 12, 1994, from Patterson Energy, Inc.
                        to U.S. Bancorp Leasing & Financial.(5)
         10.11.1     -- Amendment No. 1 to Security Agreement, dated July 12, 1994, from
                        Patterson Energy, Inc. to U.S. Bancorp Leasing & Financial.
         10.12       -- Loan Agreement -- Revolving Line of Credit, dated June 1, 1995, among
                        Parker Square Bank, N.A., Patterson Energy, Inc. and Patterson
                        Petroleum, Inc.(7)
         10.13       -- Revolving Line of Credit Promissory Note, dated June 1, 1995.(7)
         10.14       -- Mortgage, Deed of Trust, Assignment, Security Agreement and Financing
                        Statement, dated September 15, 1994, from Patterson Petroleum, Inc., as Grantor, to Tommy L. McCulloch, as Trustee, and Parker Square
                        Bank, N.A., as Noteholder.(6)
         10.14.1     -- Amendment No. 1 to Mortgage, Deed of Trust, Assignment, Security
                        Agreement and Financing Statement, dated as of March 14, 1995, between Patterson Petroleum, Inc. and Parker Square Bank, N.A.

         10.14.2     -- Amended and Restated Loan Agreement -- Revolving Line of Credit,
                        dated December 1, 1995, among Norwest Bank Texas, Wichita Falls,
                        N.A., Patterson Energy, Inc., and Patterson Petroleum, Inc.(8)
         10.14.3     -- Revolving Line of Credit Promissory Note dated December 1, 1995.(8)
         10.14.4     -- Amendment of Mortgage, Deed of Trust, Assignment, Security Agreement
                        and Financing Statement dated December 1, 1995, from Patterson
                        Petroleum, Inc., as Grantor, to James B. Frank, Trustee, Norwest Bank
                        Texas, Wichita Falls, N.A. as Noteholder.(8)
         10.14.5     -- Mortgage, Deed of Trust, Assignment, Security Agreement and Financing
                        Statement, dated December 1, 1995, from Patterson Petroleum, Inc., as
                        Grantor, to James B. Frank, as Trustee, Norwest Bank Texas, Wichita
                        Falls, N.A., as Noteholder.(8)
         10.15       -- Loan Agreement, dated as of March 14, 1995, between Patterson Energy,
                        Inc. and The CIT Group/Equipment Financing, Inc. and related
                        Promissory Note and Security Agreement.(4)
         10.16       -- Termination Agreement, dated February 15, 1995, among Talbott
                        Aviation, Inc., SSI Oil & Gas, Inc. and Patterson Energy, Inc.
                        relating to termination of the Amended and Restated Aircraft Lease dated July 12, 1992. (4)
         10.17       -- Aircraft Lease, dated February 15, 1995 (effective January 1, 1995)
                        between Talbott Aviation, Inc. and Patterson Energy, Inc.(4)
         10.18       -- Plan and Agreement of Merger, dated as of April 21, 1995, by and between Navajo Rigs, Inc. and Patterson Energy, Inc.(7)
         10.19       -- Asset Purchase Agreement, dated May 23, 1995, between Perry E. Esping and Patterson Energy, Inc., together with related Stock Purchase
                        Warrant and Registration Rights Agreement.(7)
         10.20       -- Participation Agreement, dated October 19, 1994, between Patterson
                        Petroleum Trading Company, Inc. and BHT Marketing, Inc.(7)
         10.20.1     -- Participation Agreement, dated October 24, 1995, between Patterson
                        Petroleum Trading Company, Inc. and BHT Marketing, Inc.
         10.21       -- Crude Oil Purchase Contract, dated October 19, 1994, between
                        Patterson Petroleum, Inc. and BHT Marketing, Inc.(7)
         10.21.1     -- Crude Oil Purchase Contract, dated October 24, 1995, between
                        Patterson Petroleum, Inc. and BHT Marketing, Inc.
         10.22       -- Patterson Energy, Inc. 1993 Stock Incentive Plan.(7)
         10.23       -- Patterson Energy, Inc. Non-Employee Directors' Stock Option Plan.(7)
         10.24       -- Form of Warrant Agreement among the Company and Gilford Securities
                        Incorporated and First Colonial Securities Group, Inc., the
                        underwriters of the Company's initial public offering completed in
                        December 1993.(1)
         10.25       -- Consulting and Stock Option Agreement, dated as of November 15, 1994, between Patterson Energy, Inc. and Shimmerlik Corporate
                        Communications, Inc.
         10.25.1     -- Extended Consulting Agreement, dated as of April 1, 1995, between
                        Patterson Energy, Inc. and Shimmerlik Corporate Communications, Inc.
         10.26       -- Consulting and Stock Option Agreement, dated as of November 15, 1994, between Patterson Energy, Inc. and Peter Hoffman.

         10.26.1     -- Consulting and Stock Option Agreement, dated as of February 15, 1995, between Patterson Energy, Inc. and Peter Hoffman.
         10.26.2     -- Consulting and Stock Option Agreement, dated as of August 2, 1995, between Patterson Energy, Inc. and Peter Hoffman.
         11.1        -- Statement re computation of per share earnings.
         21.1        -- List of Subsidiaries of Patterson Energy, Inc.

- - ---------------

(1) Incorporated by reference to Item 27. "Exhibits" to Amendment No. 2 to Registration Statement on Form SB-2 (File No. 33-68058-FW) filed with the Commission on October 28, 1993.

(2) Incorporated by reference to Item 27. "Exhibits" to Registration Statement filed with the Securities and Exchange Commission on August 30, 1993.

(3) Incorporated by reference to Item 7. "Financial Statements and Exhibits" to Form 8-K dated January 4, 1994 and filed on January 5, 1994.

(4) Incorporated by reference to Item 7. "Financial Statements and Exhibits" to Form 10-KSB for the year ended December 31, 1994.

(5) Incorporated by reference to Item 13. "Exhibits and Reports on Form 8-K" to Form 8-K and Form 8-K/A dated July 15, 1994 and filed on November 11, 1994.

(6) Incorporated by reference to Item 7. "Financial Statements and Exhibits" to Form 8-K dated September 15, 1994 and filed on November 11, 1994.

(7) Incorporated by reference to Item 27. "Exhibits" to Post Effective Amendment No. 1 to Registration Statement on Form SB-2 (File No. 33-68058-FW).

(8) Incorporated by reference to Item 5. "Other Items" to Form 8-K dated December 1, 1995 and filed on January 16, 1996.

(b)  Reports on Form 8-K.

     One report on Form 8-K was filed during the quarter ended December 31, 1995, relating to an Amended and Restated Loan Agreement -- Revolving Line of Credit, dated December 1, 1995, among Norwest Bank Texas, Wichita Falls, N.A., and the Company.

                                   SIGNATURES

     Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, Patterson Energy, Inc. has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            PATTERSON ENERGY, INC.

Date: March 13, 1996                        By: /s/  CLOYCE A. TALBOT
                                            -----------------------------------
                                              Chairman of the Board and Chief
                                                     Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed by the following persons on behalf of Patterson Energy, Inc. and in the capacities indicated as of March 13, 1996.

                 SIGNATURE                                          TITLE
- - --------------------------------------------     ----------------------------------------

        /s/  CLOYCE A. TALBOTT                   Chairman of the Board, Chief Executive
- - --------------------------------------------       Officer and Director
             Cloyce A. Talbott
       (Principal Executive Officer)


        /s/  A. GLENN PATTERSON                  President, Chief Operating Officer and
- - --------------------------------------------       Director
             A. Glenn Patterson


          /s/  JAMES C. BROWN                    Vice President -- Finance, Chief Financial
- - --------------------------------------------       Officer, Secretary and Treasurer
               James C. Brown
       (Principal Accounting Officer)


          /s/  ROBERT C. GIST                    Director
- - --------------------------------------------
               Robert C. Gist


         /s/  KENNETH E. DAVIS                   Director
- - --------------------------------------------
              Kenneth E. Davis

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                        PAGE
                                                                                        ----
Report of Independent Accountants.....................................................  F-2
Financial Statements:
     Consolidated Balance Sheets......................................................  F-3
     Consolidated Statements of Income................................................  F-4
     Consolidated Statements of Stockholders' Equity..................................  F-5
     Consolidated Statements of Cash Flows............................................  F-6
     Notes to Consolidated Financial Statements.......................................  F-7

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors and Stockholders
Patterson Energy, Inc.

     We have audited the accompanying consolidated balance sheets of Patterson Energy, Inc. and Subsidiaries as of December 31, 1994 and 1995, and the related consolidated statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Patterson Energy, Inc. and Subsidiaries as of December 31, 1994 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles.

                                            COOPERS & LYBRAND L.L.P.

Dallas, Texas
February 28, 1996

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                                     ASSETS

                                                                           DECEMBER 31,
                                                                    ---------------------------
                                                                       1994            1995
                                                                    -----------     -----------
Current assets:
  Cash and cash equivalents.......................................  $ 3,369,382     $ 2,467,482
  Accounts receivable:
     Trade:
       Billed.....................................................    9,017,658       8,722,373
       Unbilled...................................................    1,442,659       1,807,029
     Oil and gas sales............................................      228,466         487,027
  Equipment inventory.............................................      401,194         405,049
  Deferred income taxes...........................................      406,515         614,567
  Undeveloped oil and gas properties held for resale..............    1,385,781       2,122,112
  Other current assets............................................      146,647         174,588
                                                                    -----------     -----------
          Total current assets....................................   16,398,302      16,800,227
                                                                    -----------     -----------
Property and equipment, at cost, net..............................   14,608,259      26,470,324
Deposits on workers' compensation insurance policy................      556,864         343,760
Other assets......................................................       92,271         176,115
                                                                    -----------     -----------
          Total assets............................................  $31,655,696     $43,790,426
                                                                    ===========     ===========
                                   LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
  Current maturities of notes payable.............................  $   918,834     $   909,634
  Accounts payable:
     Trade........................................................    7,518,232       6,102,382
     Revenue distribution.........................................      896,176       1,595,411
     Other........................................................      602,284         245,374
  Accrued expenses................................................    1,293,488       1,657,994
                                                                    -----------     -----------
          Total current liabilities...............................   11,229,014      10,510,795
                                                                    -----------     -----------
Notes payable, less current maturities............................    5,966,710      12,906,473
                                                                    -----------     -----------
Commitments and contingencies (Notes 5, 6 and 7)..................           --              --
Stockholders' equity:
  Preferred stock -- par value $.01; authorized 1,000,000 shares,
     no shares issued.............................................           --              --
  Common stock -- par value $.01; authorized 5,000,000 shares, issued and outstanding 2,635,000 shares and 3,194,951 shares
     at December 31, 1994 and 1995, respectively. ................       26,350          31,950
  Additional paid-in capital......................................   10,102,557      14,095,200
  Retained earnings...............................................    4,331,065       6,246,008
                                                                    -----------     -----------
          Total stockholders' equity..............................   14,459,972      20,373,158
                                                                    -----------     -----------
               Total liabilities and stockholders' equity.........  $31,655,696     $43,790,426
                                                                    ===========     ===========

  The accompanying notes are an integral part of these consolidated financial statements.

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME

                                                                YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------
                                                         1993            1994            1995
                                                      -----------     -----------     -----------
Operating revenues:
  Drilling..........................................  $21,395,891     $31,408,087     $41,248,844
  Oil and gas sales.................................    2,447,786       2,741,597       4,124,473
  Well operation fees...............................      815,360         833,963       1,132,279
  Other.............................................      168,926         133,240         148,976
                                                      -----------     -----------     -----------
                                                       24,827,963      35,116,887      46,654,572
                                                      -----------     -----------     -----------
Operating costs and expenses:
  Direct drilling costs.............................   17,250,733      25,167,186      33,491,622
  Lease operating and production....................      725,486         873,568       1,174,658
  Exploration costs.................................      279,644         206,659         369,133
  Dry holes and abandonments........................      189,981       1,093,165         682,597
  Depreciation, depletion and amortization..........    2,321,306       2,880,985       5,313,917
  General and administrative expense................    2,317,741       2,863,331       3,201,452
                                                      -----------     -----------     -----------
                                                       23,084,891      33,084,894      44,233,379
                                                      -----------     -----------     -----------
Operating income....................................    1,743,072       2,031,993       2,421,193
                                                      -----------     -----------     -----------
Other income (expense):
  Net gain on sale of assets........................       84,215         359,083         313,167
  Interest income...................................       62,327         193,417         145,774
  Interest expense..................................     (330,739)       (366,152)     (1,064,523)
  Other.............................................      122,022          64,052          11,914
                                                      -----------     -----------     -----------
          Other income (expense), net...............      (62,175)        250,400        (593,668)
                                                      -----------     -----------     -----------
Income before income taxes..........................    1,680,897       2,282,393       1,827,525
                                                      -----------     -----------     -----------
Income taxes:
  Current...........................................      123,309         165,462         120,634
  Deferred income tax benefit.......................           --        (406,515)       (208,052)
                                                      -----------     -----------     -----------
          Income tax expense (benefit)..............      123,309        (241,053)        (87,418)
                                                      -----------     -----------     -----------
Net Income..........................................  $ 1,557,588     $ 2,523,446     $ 1,914,943
                                                      ===========     ===========     ===========
Net income per common share:
  Primary...........................................  $       .95     $      1.01     $       .68
                                                      ===========     ===========     ===========
  Assuming full dilution............................  $       N/A     $       N/A     $       .65
                                                      ===========     ===========     ===========
Weighted average number of common shares
  outstanding:
  Primary...........................................    1,647,801       2,501,438       2,836,391
                                                      ===========     ===========     ===========
  Assuming full dilution............................          N/A             N/A       2,961,475
                                                      ===========     ===========     ===========

  The accompanying notes are an integral part of these consolidated financial statements.

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY

                                      COMMON STOCK            TREASURY STOCK
                                  --------------------    ----------------------    ADDITIONAL
                                   NUMBER                  NUMBER                     PAID-IN        RETAINED
                                  OF SHARES    AMOUNT     OF SHARES     AMOUNT        CAPITAL        EARNINGS         TOTAL
                                  ---------    -------    ---------    ---------    -----------    ------------    -----------
Balance, December 31, 1992....... 1,803,604    $18,036     351,158     $(730,292)   $ 4,241,781     $  250,031     $ 3,779,556
Sale of treasury stock...........        --         --     (97,554 )      49,172          3,935             --          53,107
Issuance of common stock and
  redeemable warrants............   835,000      8,350          --            --      4,662,925             --       4,671,275
Net income.......................        --         --          --            --             --      1,557,588       1,557,588
                                  ---------    -------    --------     ---------    -----------     ----------     -----------
Balance, December 31, 1993....... 2,638,604     26,386     253,604      (681,120)     8,908,641      1,807,619      10,061,526
Issuance of common stock.........   250,000      2,500          --            --      1,872,500             --       1,875,000
Retirement of treasury stock.....  (253,604)    (2,536)   (253,604 )     681,120       (678,584)            --              --
Net income.......................        --         --          --            --             --      2,523,446       2,523,446
                                  ---------    -------    --------     ---------    -----------     ----------     -----------
Balance, December 31, 1994....... 2,635,000     26,350          --            --     10,102,557      4,331,065      14,459,972
Issuance of common stock and
  warrants.......................    97,500        975          --            --        721,275             --         722,250
Conversion of 853,748 redeemable
  warrants.......................   426,874      4,269          --            --      2,991,015             --       2,995,284
Conversion of 75,315 underwriters
  redeemable warrants............    35,577        356          --            --        280,353             --         280,709
Net income.......................        --         --          --            --             --      1,914,943       1,914,943
                                  ---------    -------    --------     ---------    -----------     ----------     -----------
Balance, December 31, 1995....... 3,194,951    $31,950          --     $      --    $14,095,200     $6,246,008     $20,373,158
                                  =========    =======    ========     =========    ===========     ==========     ===========

  The accompanying notes are an integral part of these consolidated financial statements.

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                         YEAR ENDED DECEMBER 31,
                                                                 ---------------------------------------
                                                                    1993          1994          1995
                                                                 ----------    ----------    -----------
Cash flows from operating activities:
  Net income.................................................... $1,557,588    $2,523,446    $ 1,914,943
  Adjustments to reconcile net income to net cash from operating activities:
    Loss on abandonment.........................................     19,951       213,726            243
    Depreciation, depletion and amortization....................  2,321,306     2,880,985      5,313,917
    Net gain on sale of assets..................................    (84,215)     (359,083)      (313,167)
    Deferred income tax benefit.................................         --      (406,515)      (208,052)
      Change in current assets and liabilities:
         Increase in trade accounts receivable.................. (1,825,452)   (4,399,616)       (40,181)
         (Increase) decrease in oil and gas sales receivable....     91,026       (47,110)      (258,561)
         Increase in undeveloped oil and gas properties held for
           resale...............................................   (469,710)     (549,440)      (736,331)
         (Increase) decrease in other current assets............    198,831      (157,563)      (106,599)
         Increase (decrease) in trade accounts payable..........    440,385     3,112,454     (1,415,850)
         Increase in revenue distribution payable...............     45,426       181,459        699,235
         Increase (decrease) in other current liabilities.......    (47,191)    1,107,299         53,495
    Net change in deposits on workers' compensation insurance
      policy....................................................     57,853       (22,901)       213,104
                                                                 ----------    ----------    -----------
             Net cash provided by operating activities..........  2,305,798     4,077,141      5,116,196
                                                                 ----------    ----------    -----------
Cash flows from investing activities:
  Purchases of property and equipment........................... (3,337,157)   (9,383,993)   (16,525,352)
  Sale of property and equipment................................    119,962       235,518        384,544
  Change in other assets........................................         --            --        (83,844)
                                                                 ----------    ----------    -----------
             Net cash used in investing activities.............. (3,217,195)   (9,148,475)   (16,224,652)
                                                                 ----------    ----------    -----------
Cash flows from financing activities:
  Proceeds from notes payable...................................  2,766,488     5,000,000      9,375,000
  Payments on notes payable..................................... (4,681,296)     (573,456)    (2,444,437)
  Issuance of common stock and redeemable warrants..............  4,671,275            --      3,275,993
  Proceeds from sale of treasury stock..........................     53,107            --             --
                                                                 ----------    ----------    -----------
             Net cash provided by financing activities..........  2,809,574     4,426,544     10,206,556
                                                                 ----------    ----------    -----------
             Net increase (decrease) in cash and cash
               equivalents......................................  1,898,177      (644,790)      (901,900)
Cash and cash equivalents at beginning of year..................  2,115,995     4,014,172      3,369,382
                                                                 ----------    ----------    -----------
Cash and cash equivalents at end of year........................ $4,014,172    $3,369,382    $ 2,467,482
                                                                 ==========    ==========    ===========
Supplemental disclosure of cash flow information:
  Cash paid during the year for:
    Interest.................................................... $  347,888    $  344,487    $   992,651
    Income taxes................................................    101,711        74,176        182,595
  Noncash investing and financing activities:
    During the year ended December 31, 1994, the Company issued
    250,000 shares of common stock to Questor Drilling Corp. for certain assets valued at $1,875,000 (See Notes 5 and 6).
    During the year ended December 31, 1994, the Company retired
    253,604 shares of common stock that were held in treasury
    (See Note 6).
    During the year ended December 31, 1995, the Company
    acquired three drilling rigs and related equipment from a
    non-affiliated person. The purchase price for the rigs
    consisted of $367,500 cash, 97,500 shares of the Company's common stock, valued for purposes of this transaction at
    $682,500, and warrants to purchase an additional 75,000
    shares at an exercise price of $9.00 per share, valued at
    $39,750 for this transaction (See Note 6).

  The accompanying notes are an integral part of these consolidated financial statements.

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A summary of the significant accounting policies follows:

     Principles of consolidation -- The consolidated financial statements include the accounts of Patterson Energy, Inc., dba Patterson Drilling Company and its wholly-owned subsidiaries, Patterson Petroleum, Inc., Patterson Petroleum Trading Company, Inc., and Patterson Drilling Programs, Inc. (collectively referred to as the "Company"). All significant intercompany accounts and transactions have been eliminated.

     Management Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Drilling operations -- The Company follows the percentage-of-completion method of accounting for day work and footage drilling arrangements. Under this method all drilling revenues, direct costs and appropriate portions of indirect costs, related to the contracts in progress, are recognized as contract drilling services are performed.

     The Company follows the completed contract method of accounting for turnkey drilling arrangements. Under this method, all drilling advances, direct costs and appropriate portions of indirect costs (including maintenance, repairs and depreciation) related to the contracts in progress are deferred and recognized as revenues and expenses in the period the contracts are completed.

     Provision for losses is made on incomplete contracts when significant losses are anticipated.

     Equipment inventory -- Equipment inventory consists primarily of equipment to be used in conjunction with the Company's contract drilling activities. The inventory is stated at the lower of cost or market. Cost is determined by the first-in, first-out method.

     Undeveloped oil and gas properties held for resale -- Undeveloped oil and gas properties held for resale represent leasehold interests in unproven oil and gas properties which the Company expects to sell. Also included are leasehold costs programmed for development under arrangements which will provide for reimbursement of such costs to the Company. Such properties are carried at lower of cost or net realizable value. The Company recognizes gains or losses upon disposition or impairment of the properties.

     Property and equipment -- (a) Property and equipment (other than oil and gas) -- Depreciation of property and equipment (other than oil and gas properties) is provided on the straight-line method over their estimated useful lives as follows:

                                                                       LIVES (YEARS)
                                                                       -------------
            Drilling rigs and equipment................................      3-7
            Automotive equipment.......................................      3-7
            Office furniture...........................................      3-5
            Other......................................................      3-7
            Buildings..................................................       15

     (b) Oil and gas properties -- The Company follows the successful efforts method of accounting, using the field as its accumulation center for capitalized costs. Under the successful efforts method of accounting, costs which result directly in the discovery of oil and gas reserves and all development costs are capitalized. Exploration costs which do not result directly in discovering oil and gas reserves are charged to expense as

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

incurred. The capitalized costs, consisting of lease and well equipment, lease acquisition costs, and intangible development costs are depreciated, depleted and amortized on the unit-of-production method, based on petroleum engineer estimates of recoverable proved developed oil and gas reserves of each respective field. In addition, net capitalized costs are subject to a periodic ceiling limitation. Such costs are limited to the undiscounted future net revenues from proved oil and gas properties, using period end costs and prices, after considering potential future income tax effects. There were no charges relating to ceiling limitations during the years ended December 31, 1993, 1994 and 1995.

     (c) Maintenance and repairs -- Maintenance and repairs are charged against operations. Renewals and betterments which extend the life or improve existing properties are capitalized.

     (d) Retirements -- Upon disposition or retirement of property and equipment (other than oil and gas properties), the cost and related accumulated depreciation are removed from the accounts and the gain or loss thereon, if any, is credited or charged to income.

     The Company recognizes the gain or loss on the sale of either a part of a proved oil and gas property or of an entire proved oil and gas property constituting a part of a field upon the sale or other disposition of such. The unamortized cost of the property or group of properties, a part of which was sold or otherwise disposed of, is apportioned to the interest sold and the interest retained on the basis of the fair value of those interests.

     The Financial Accounting Standards Board issued SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of." Preliminary analysis of this new standard by the Company indicates that the standard will not have a material impact on the Company. The standard is effective for financial statements for fiscal years beginning after December 15, 1995.

     Income per common share -- Income per common share of stock is based on the weighted average number of shares outstanding during the year. Common stock equivalents are excluded for the years ended December 31, 1993 and 1994 because their effect is antidilutive and included for the year ended December 31, 1995. The average number of shares outstanding has been adjusted for all periods to give effect to the number of shares outstanding as a result of the merger discussed in Note 6.

     In addition, the number of shares outstanding has also been adjusted for the year ended December 31, 1993, to give effect to the issuance of treasury stock to existing stockholders in 1993 (see Note 6). The dilutive effect of this transaction was calculated using the treasury stock method.

     Income taxes -- Income taxes are provided based on earnings reported for financial statement purposes. The provision for income taxes differs from the amounts currently payable because of temporary differences in the recognition of certain income and expense items for financial reporting and tax reporting purposes.

     The Company and its subsidiaries adopted Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("SFAS 109") effective January 1, 1993, the beginning of its 1993 fiscal year and did not retroactively apply the provisions of SFAS 109 prior to that date. SFAS 109 requires the asset and liability approach be used to account for income taxes. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between financial statement and tax basis of assets and liabilities using enacted rates in effect for the year in which the differences are expected to reverse. Tax assets (net of a valuation allowance) primarily result from net operating loss carryforwards certain accrued but unpaid insurance losses, unpaid state income taxes, alternative minimum tax credit carryforwards and investment tax credit carryforwards.

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The cumulative effect as of January 1, 1993, of adopting this new accounting standard was not material to the financial position of the Company. Also, there was no material impact on the statement of income for the year ended December 31, 1993.

     Investment tax credits are recorded under the flow through method as a reduction of the provision for income taxes.

     The Company files a consolidated Federal income tax return.

     Statement of cash flows -- For purposes of reporting cash flows, cash and cash equivalents include cash on hand, cash on deposit and unrestricted certificates of deposit with original maturities of less than 90 days.

     Reclassifications -- Certain reclassifications have been made to the 1993 and 1994 consolidated financial statements in order for them to conform with the 1995 presentation. The reclassifications had no effect on net income or stockholders' equity for those years.

2. CASH

     Included in cash as of December 31, 1994 and 1995 was approximately $896,000 and $1,595,000, respectively, of monthly oil and gas sales to be distributed to revenue owners subsequent to year-end.

3. PROPERTY AND EQUIPMENT

     Property and equipment consisted of the following at December 31, 1994 and 1995:

                                                                1994               1995
                                                            ------------       ------------
    Drilling rigs and equipment...........................  $ 23,240,517       $ 35,234,458
    Producing oil and gas properties, successful efforts
      method of accounting................................     6,271,340          9,813,967
    Other equipment.......................................     6,965,024          8,066,201
    Buildings.............................................     1,522,398          1,524,693
    Land..................................................       264,626            264,626
                                                            ------------       ------------
                                                              38,263,905         54,903,945
    Less accumulated depreciation, depletion and
      amortization........................................   (23,655,646)       (28,433,621)
                                                            ------------       ------------
                                                            $ 14,608,259       $ 26,470,324
                                                            ============       ============

4. NOTES PAYABLE

     Notes payable consisted of the following at December 31, 1994 and 1995:

                                                                 1994             1995
                                                               ---------       ----------
    Loan agreement with The CIT Group/Equipment Financing
      Inc., entered into March, 1995, with a revolving credit
      facility of $7,000,000; monthly payments of interest
      only at the one month London Interbank Offered Rate
      (5.72% at December 31, 1995) plus 3%; revolving credit
      facility converts to 54 month term loan requiring
      principal and interest in monthly installments
      commencing on October 14, 1996; collateralized by 18
      drilling rigs; matures March, 2001...................... $      --       $7,000,000

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

                                                                 1994             1995
                                                               ----------      -----------

4. NOTES PAYABLE (CONTINUED)

    Note payable entered into July, 1994, in the original
      amount of $5,000,000 to U. S. Bancorp Leasing and
      Financial; 84 monthly installments (currently $83,356)
      including interest at the one month London Interbank
      Offered Rate (5.72% at December 31, 1995) plus 3.75%,
      payments subject to increase or decrease by the lender
      (as a result of changes in interest rate);
      collateralized by nine drilling rigs; matures July,
      2001....................................................  4,776,544        4,207,704
    Line of credit with Norwest Bank Texas, Wichita Falls,
      N.A. (formerly Parker Square Bank, N.A.) entered into
      September, 1994, with a facility of $1,000,000. The line
      of credit note was renewed and increased to $2,385,833
      in June, 1995. The line was amended and restated and
      increased to $3,500,000 in December, 1995; monthly
      payments of interest only at the Wall Street Journal
      prime rate (8.5% at December 31, 1995) plus .25%;
      collateralized by certain of the Company's oil and gas
      properties; matures December 1, 1997....................         --        1,999,403
    Line of credit with Financial Services Partnership of
      Snyder, an entity related to the Company's Chairman of
      the Board/Chief Executive Officer and the Company's
      President/Chief Operating Officer with a facility of
      $710,000 originally due May, 1994. The line-of-credit
      was renewed in December, 1993, bearing interest at 8%,
      payable monthly, and is collateralized by accounts
      receivable and other intangibles. In December, 1994, the
      maturity date of the line-of-credit was extended to
      December, 1996. In December, 1995, the maturity date of
      the line of credit was extended to December, 1997.......    709,000          609,000
    Note payable entered into during December, 1993, in the
      original amount of $1,750,000 to Snyder National Bank;
      monthly principal payments of $29,167 plus interest at
      Chase Manhattan Bank's prime rate (8.5% at December 31,
      1994); collateralized by the Company's drilling rigs and
      real estate; scheduled maturity December 1998. The note
      was paid prior to its maturity in 1995..................  1,400,000               --
                                                               ----------      -----------
                                                                6,885,544       13,816,107
    Less current maturities...................................   (918,834)        (909,634)
                                                               ----------      -----------
                                                               $5,966,710      $12,906,473
                                                               ==========      ===========

     The CIT Group/Equipment Financing, Inc. ("CIT") Loan Agreement and the Norwest Bank Texas, Wichita Falls, N.A. ("Norwest") line of credit contain a number of representations, warranties and covenants,

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

4. NOTES PAYABLE (CONTINUED)

the breach of which, at the election of CIT or Norwest, would accelerate the maturity date of the loans. The covenants include:

     - Maintenance on a quarterly basis of a consolidated cash flow coverage ratio of at least 1.5:1 (sum of net income, plus depreciation, depletion and amortization, less dividends paid and extraordinary items in the prior four quarters; divided by the sum of the current portion of long-term debt and capitalized lease obligations coming due in the following four quarters).

     - Maintenance on a consolidated basis of tangible net worth of at least $12,000,000 (CIT): $18,000,000 (Norwest).

     - Maintenance on a consolidated basis of a ratio of total liabilities to tangible net worth of not greater than 1.75:1.

     - Without written consent of CIT and/or Norwest, the Company cannot conduct any business not being conducted by the Company on March 14, 1995, nor liquidate, dissolve or merge into any other entity.

     - The Company shall not pay, or authorize the payment of, any dividends on any stock, debenture or other security without the prior written consent of Norwest.

     The U.S. Bancorp Leasing and Financial note payable contains a provision that the Company may prepay the note in whole, but not in part, by remitting to the lender an amount equal to the principal balance at the time of such prepayment and an administrative fee equal to a specified percentage of such balance as follows:

MONTH OF PREPAYMENT                                                    AMOUNT OF FEE
- - -------------------                                                    -------------
       1-12..........................................................        4%
      13-24..........................................................        3%
      25-36..........................................................        2%
      37-48..........................................................        1%

     The Financial Services Partnership note payable contains a covenant that requires the Company to maintain a minimum ratio of "accounts receivable trade" to "loan balance outstanding" of 1.5:1.

     Other restrictive covenants under the terms of all debt agreements require that the underlying collateral not be subjected to impairment, sold, conveyed, transferred, encumbered, mortgaged, pledged, assigned or hypothecated in any manner without express written consent of the lenders.

     At December 31, 1995, the Company was in compliance with all loan covenants.

     Unused credit available under revolving notes payable and line-of-credit agreements totaled $1,600,000 at December 31, 1995. A commercial bank has issued a letter of credit to the Workers Compensation Insurance carrier on behalf of the Company in the amount of $150,000.

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

4. NOTES PAYABLE (CONTINUED)

     Five year maturities of notes payable -- Scheduled maturities of notes payable subsequent to December 31, 1995, are as follows:

        1996                                                             $   909,634
        1997                                                               4,446,407
        1998                                                               1,895,985
        1999                                                               1,958,973
        2000                                                               2,027,402
        Thereafter                                                         2,577,706
                                                                         -----------
               Total                                                     $13,816,107
                                                                         ===========

5. COMMITMENTS AND CONTINGENCIES

     Commitments -- On July 15, 1994, the Company issued 250,000 shares of common stock as part of the purchase price of certain assets. The terms of the transaction included a registration rights agreement that, among other matters, provided in the event the holder of the shares ("Holder") still held the shares on April 1, 1996, but prior to April 1, 1997, at the request of the Holder, during such period, the Company would use its best efforts to arrange for the purchase of the shares at the best available price; provided, however, that if the price were less than $7.50 per share (before deduction of any brokerage commission), the Company would pay to the Holder the difference between $7.50 per share and the consideration received by the Holder (See Note 6).

     During September 1995, the Holder sold the 250,000 shares to Metropolitan Life Insurance Company Separate Account EN ("MetLife"). At the time of the sale to MetLife, MetLife and the Company amended and restated the registration rights agreement ("Amended and Restated Agreement") in its entirety. The Amended and Restated Agreement provides that the Company, upon written notice from MetLife, or any transferee of the 250,000 shares, on or after February 1, 1996, shall file, at the Company's expense, a "shelf" registration statement with the commission and keep the registration statement effective until the earlier to occur of (i) such time as all of the registered shares have been sold, (ii) two years from the effective date of the registration statement, or (iii) the date on which such shares become available for a resale under Rule 144(k) of the Securities Act of 1933. The provisions relating to the $7.50 price guarantee and the remittance to the Company of sales proceeds in excess of $9.00 per share were eliminated.

     Contingencies -- (a) The Company's drilling and oil and gas exploration and production operations are subject to inherent risks, including blowouts, cratering, fire and explosions which could result in personal injury or death, suspended drilling operations, damage to or destruction of equipment, damage to producing formations and pollution or other environmental hazards. As a protection against these hazards, the Company maintains general liability insurance coverage of $1,000,000 per occurrence with a $3,000,000 aggregate and excess liability and umbrella coverages of up to $15,000,000 per occurrence with a $15,000,000 aggregate. The Company believes it is adequately insured for public liability and property damage to others with respect to its operations. However, such insurance may not be sufficient to protect the Company against liability for all consequences of well disasters, extensive fire damage or damage to the environment. The Company also carries insurance to cover physical damage to or loss of its rigs; however, it does not carry insurance against loss of earnings resulting from such damage or loss. The Company's lenders which have a security interest in the drilling rigs are named as loss payees on the physical damage insurance on such rigs. The Company has never been fined or incurred liability for pollution or other environmental damage in connection with its operations.

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

5. COMMITMENTS AND CONTINGENCIES (CONTINUED)

     (b) In April, 1993, a wrongful death and survivorship suit was filed against the Company and the operator of a well in the 59th Judicial District Court of Grayson County, Texas (Case No. 93-0721). The suit arose out of a drilling rig accident in Gonzales County, Texas on February 7, 1993. An employee of the Company died in the accident. The survivorship action was brought against the operator by the decedent's estate, and the wrongful death action was brought against the Company and the operator by family members. In addition, another employee of the Company was injured in the accident and has joined the suit against the operator as a plaintiff. The Company was engaged in drilling a horizontal well under a contract with the operator of the well when the accident occurred. The suit asserts, among other things, a claim for gross negligence against the Company and a claim for negligence and gross negligence against the operator. The Company's defense has been assumed by the insurance carrier under the Company's workers' compensation policy. The Company has been informed by the insurance carrier that the accident constitutes a single occurrence under the policy, subject to a $100,000 deductible. The operator has made a claim against the Company under the Company's drilling contract with the operator for indemnification. The claims against the Company and the operator have been settled, but the terms of the settlement must be approved by the Court. The settlement amounts are less than the coverage available under the Company's workers' compensation policy and general liability policy. The Company's general liability insurance carrier has determined that the operator's claim for indemnification against the Company is covered by the Company's general liability policy (subject to a $25,000 deductible), but is assessing whether the amount of the settlement agreed to by the operator and the defense costs claimed by the operator are reasonable.

     (c) In March 1994, a suit was filed against the Company, Patterson Petroleum, Inc., an employee of the Company and the operator of a well, in the 71st Judicial District Court of Harrison County, Texas (Case No. 94-0255). The suit arose out of a drilling rig accident in Burleson County, Texas in January 1994. An individual died in the accident. The action was brought on behalf of the decedent's minor child. Another child intervened in the suit. The Company was engaged in drilling a horizontal well under a contract with the operator of the well when the accident occurred. The suit asserted a claim for negligence against the Company and the other defendants. The Company's and Patterson Petroleum's defense was assumed by the insurance carrier under the Company's general liability policy, which is subject to a $25,000 deductible. This case has been settled within the limits of liability coverage.

     (d) In addition, the Company is also involved in various routine litigation incident to its business. In the Company's opinion, none of these proceedings will have a material adverse effect on the Company.

6. STOCKHOLDERS' EQUITY

     In January, 1993, the Company sold 97,554 shares of treasury stock to the existing stockholders of the Company (including officers and directors) on a proportionate share ownership basis. The shares were sold for $0.54 per share and the proceeds were used to retire a note payable to SSI Oil & Gas, Inc., a company then indirectly owned by the Chairman of the Board/Chief Executive Officer, and currently owned 50% by an affiliate of the Company's Chairman of the Board/Chief Executive Officer and 50% by the President/Chief Operating Officer.

     On October 19, 1993, the Company reincorporated in the State of Delaware in a transaction pursuant to which the Company merged with and into a new Delaware company that was formed as a wholly-owned subsidiary of the Company. The new Delaware company has the authority to issue 5,000,000 shares of Common Stock, par value $0.01 per share and 1,000,000 shares of Preferred Stock, par value $0.01 per share. The Plan and Agreement of Merger provided for the exchange of 1 share of Common Stock of the new Delaware company for 1.51214 shares of Common Stock of the Company. The new Delaware company is the

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

6. STOCKHOLDERS' EQUITY (CONTINUED)

surviving corporation, and immediately after the merger had 1,803,604 shares of Common Stock issued and 1,550,000 outstanding and no shares of Preferred Stock issued or outstanding. The merger has been retroactively applied to the share information presented in the financial statements.

     In November, 1993, the Company completed an initial public offering of 745,000 shares of Common Stock and 745,000 Redeemable Warrants at a price of $6.75 per share of Common Stock and $0.25 per Redeemable Warrant. Also, on December 21, 1993, the underwriters of the Company's public offering exercised a portion of their overallotment option to purchase 90,000 additional shares of Common Stock and 111,750 additional Redeemable Warrants. Net proceeds from the offering totaled approximately $4,700,000.

     In July, 1995, the Company elected to redeem all of its outstanding Redeemable Warrants (856,750) at the redemption price of $0.05 per Warrant. The redemption date was September 11, 1995 (the "Redemption Date"). Any right to exercise a Redeemable Warrant terminated on September 8, 1995, the business day immediately preceding the Redemption Date. As of September 26, 1995, the Company issued 426,874 shares of Common Stock upon the exercise of 853,748 Redeemable Warrants at $7.50 per share. Of the remaining 3,002 Redeemable Warrants, 2,002 were redeemed and the remaining warrants expired. The Company received approximately $2,995,000 from the exercise of the Redeemable Warrants. The funds were included in the Company's working capital and have been used for general corporate purposes.

     In November, 1995, the Company issued a total of 35,577 shares of common stock to the underwriters of the Company's initial public offering pursuant to their exercise of 75,315 Redeemable Warrants. The Redeemable Warrants were issued to the underwriters pursuant to the partial exercise of underwriter warrants issued as partial compensation for their underwriting services in connection with the initial public offering. Total proceeds received by the Company for the exercise of the underwriters warrants and the redeemable warrants was approximately $281,000.

     In July, 1994, the Company acquired certain assets of Questor Drilling Corp. ("Questor"), a Delaware corporation wholly-owned by Phibro Energy USA, Inc. ("Phibro"), pursuant to the terms of an Asset Purchase Agreement between the Company and Questor, dated July 8, 1994. The purchase price for the assets consisted of a cash payment of $4,500,000 and 250,000 shares of the Company's Common Stock, par value $0.01 per share. The total value of the transaction was $6,375,000.

     In September, 1994, the Board of Directors of the Company approved a resolution that all shares of Common Stock, par value $.01 per share, of the Company then issued but not outstanding (the "Treasury Stock") be retired. The Board of Directors further approved a resolution that the Treasury Stock resume the status of authorized and unissued shares of Common Stock.

     In May, 1995, the Company acquired three drilling rigs and related equipment from a non-affiliated person. The purchase price for the rigs consisted of $367,500 cash, 97,500 shares of the Company's Common Stock and warrants to purchase an additional 75,000 shares at an exercise price of $9.00 per share. The total value of the transaction was $1,089,750. The Company has granted certain registration rights to the seller with respect to the 97,500 shares and the 75,000 shares purchasable upon exercise of the warrants (collectively the "registrable securities") consisting of (a) a one-time right after December 1, 1995, but prior to December 1, 1998, to cause the Company to file, at the Company's expense, a registration statement with the Securities and Exchange Commission (the "Commission") covering the registrable securities, provided that the number of shares that may be sold in any given calendar month in connection with such registration statement may not exceed the greater of (i) 37,500 shares or (ii) the greater of 0.196 times the average monthly trading volume of the Company's Common Stock on NASDAQ/NM over the preceding 12 calendar months, and (b) the

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

6. STOCKHOLDERS' EQUITY (CONTINUED)

right to join the registrable securities in any registration statements filed by the Company with the Commission.

     At December 31, 1995, the Company has 3,194,951 shares of Common Stock issued and 3,194,951 shares outstanding and no shares of Preferred Stock issued or outstanding.

7. STOCK OPTIONS AND WARRANTS

     Employee Stock Incentive Plan -- In August, 1993, the Company adopted the Patterson Energy, Inc. 1993 Stock Incentive Plan (the "Stock Incentive Plan"). The purpose of the Stock Incentive Plan is to provide continuing incentives to the Company's key employees, which may include, but shall not necessarily be limited to, members of the Board of Directors (excluding members of the Compensation Committee) and officers of the Company. The Stock Incentive Plan provides for an authorization of 175,000 shares of Common Stock for issuance thereunder. Under the Stock Incentive Plan, the Company may grant to key employees awards of stock options and restricted stock or any combination thereof. The Company may grant both incentive stock options ("incentive stock options") intended to qualify under Section 422 of the Internal Revenue Code of 1986, as amended and options which are not qualified as incentive stock options. The options become immediately exercisable in the event of a change in control (as defined in the Stock Incentive Plan) of the Company. Under the Stock Incentive Plan the exercise price of incentive stock options must be at least equal to the fair market value of the stock on date of grant and the exercise price of non-incentive stock options may not be less than 80% of the fair market value on date of grant.

     Stock options covering a total of 166,000 shares of Common Stock have been granted to date under the Stock Incentive Plan to five executive officers and 15 other employees of the Company, including Mr. Patterson (options covering 70,000 shares or approximately 42% of the total options granted). The outstanding options were variously granted on March 31, and October 27, 1995. Each of the options has a 10-year term. The options granted on March 31, 1995, are exercisable at a price of $7.25 per share; while the options granted on October 27, 1995, are exercisable at a per share price of $12.50. These exercise prices were equal to the fair market value of the stock on the respective grant dates. The options vest in equal annual increments of 20% beginning on the date of grant and continuing on each succeeding anniversary date. No options have been exercised at December 31, 1995.

     Non-Employee Directors' Stock Option Plan -- In June 1995, Patterson adopted the Non-Employee Directors' Stock Option Plan ("Outside Directors' Plan"). The purpose of the Outside Directors' Plan is to encourage and provide incentive for high level performance by non-employee directors of the Company.

     An aggregate of 30,000 shares of Common Stock are reserved for issuance under the Outside Directors' Plan, to directors who are not employees of the Company. The exercise price of the options will be the fair market value of the stock on the date of grant. Outside directors are automatically granted options to purchase 5,000 shares initially and an additional 1,000 shares for each subsequent year that they serve up to a maximum of 10,000 shares per director. Each option is exercisable one year after the date of grant and expires five years from the date of grant.The options become immediately exercisable in the event of a change in control (as defined in the Outside Directors' Plan) of the Company. On June 6, 1995, each of the outside directors of Patterson was automatically granted an option covering 5,000 shares with an exercise price of $9.00 per share. No other options have been granted to date under the Outside Directors' Plan, and none have been exercised as of December 31, 1995.

     Public relations services stock options -- During November 1994, February 1995, and July 1995, the Company issued options covering a total of 125,000 shares of common stock to two consultants as partial

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

7. STOCK OPTIONS AND WARRANTS (CONTINUED)

compensation for public relations services rendered to the Company. The respective options were fully exerciseable upon grant date. In November 1994, 32,500 options were granted at $7.50 per share and 12,500 options were granted at $8.50 per share. In February 1995, 20,000 options were granted at $8.775 per share and in July 1995, 60,000 options were granted at $9.625 per share. The options expire five years from date of grant. No options have been exercised at December 31, 1995.

     Underwriters' warrants -- In November 1993, the underwriting firms of the Company's initial public offering were issued warrants as partial consideration for their underwriting services for the initial public offering. The warrants give the underwriters the right to purchase 75,315 shares of the Company's common stock at a price of $8.68 per share and 75,315 redeemable warrants at $.375 per warrant. In November 1995, 75,315 Redeemable Warrants were issued to the underwriters due to a partial exercise of the warrants. These Redeemable Warrants were immediately exercised by the underwriters at a price of $7.50 per share resulting in the issuance of 35,577 shares of the Company's common stock. The right to purchase 75,315 shares of the Company's common stock under the underwriters' warrants will expire in November 1998.

     Stock purchase warrants -- In May 1995, the Company issued 75,000 warrants exerciseable at $9.00 per share as partial consideration for the purchase of three drilling rigs and related equipment. (See Note 6). The warrants were exerciseable upon issuance and expire on December 31, 1997. No warrants have been exercised at December 31, 1995.

     The following table contains information concerning stock options and warrants:

                                                                                   AVERAGE
                                                                                   EXERCISE
                                                                        SHARES      PRICE
                                                                        -------    --------
    Granted
      1993............................................................. 112,973     $ 8.29
      1994.............................................................  45,000       7.78
      1995............................................................. 331,000       9.67
    Exercised
      1993.............................................................      --         --
      1994.............................................................      --         --
      1995.............................................................  37,658     $ 7.45
    Outstanding at Year End
      1993............................................................. 112,973     $ 8.29
      1994............................................................. 157,973       8.14
      1995............................................................. 451,315       9.31
    Exerciseable at Year End
      1993............................................................. 112,973     $ 8.29
      1994............................................................. 157,973       8.14
      1995............................................................. 308,515       8.97

     SFAS 123, "Accounting for Stock-Based Compensation" which was issued in 1995 is not effective until 1996. The Statement defines a fair value based method of accounting (i.e., using an option pricing model such as Black-Scholes) for employee stock options or similar equity instrument plans, but also allows an entity to measure compensation costs for those plans using the intrinsic value (the amount by which the market price of the underlying stock exceeds the underlying price of the option) based method accounting as prescribed by

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

7. STOCK OPTIONS AND WARRANTS (CONTINUED)

Accounting Principles Board Opinion No. 25. The Company plans to continue using the intrinsic value based method.

8. LEASES

     Rent expenses for office space and certain tools and equipment under monthly rental agreements and operation leases in 1993, 1994 and 1995 was $518,525, $792,885, and $1,042,000 respectively.

     For the years ended December 31, 1993 and 1994, the Company paid $13,800 in lease payments for each year. During April 1995, the Company acquired a 57.85% undivided interest in each of two drilling rigs in which the Company owned the remaining 42.15% interest. The interests were acquired from Navajo Rigs, Inc. ("Navajo"), an affiliated entity, for a purchase price of $433,875 in cash pursuant to a merger of Navajo into Patterson. The acquired interests were leased by the Company on a month-to-month basis prior to the acquisition.

9. INCOME TAXES

     The provision for income taxes for the years ended December 31, 1993, 1994 and 1995 consists of the following:

                                                         1993         1994          1995
                                                       --------     ---------     ---------
    Federal:
      Current......................................... $ 41,213     $  57,132     $  45,899
      Deferred income tax (benefit)...................       --      (406,515)     (208,052)
                                                       --------     ---------     ---------
                                                         41,213      (349,383)     (162,153)
    State:
      Current.........................................   82,096       108,330        74,735
                                                       --------     ---------     ---------
      Total income tax expense (benefit).............. $123,309     $(241,053)    $ (87,418)
                                                       ========     =========     =========

     The effective income tax rate varies from the Federal statutory rate as follows for the years ended December 31, 1993, 1994 and 1995:

                                                              1993        1994        1995
                                                              -----       -----       -----
    Statutory tax rate.......................................  34.0%       34.0%       34.0%
    Net operating loss carryforward.......................... (34.0)      (34.0)      (34.0)
    Reduction of valuation allowance.........................    --       (17.8)      (11.4)
    State franchise taxes....................................   4.9         4.7         4.1
    Alternative minimum taxes................................   2.4         2.5         2.5
                                                              -----       -----       -----
    Effective tax rate.......................................   7.3%      (10.6%)      (4.8%)
                                                              =====       =====       =====

     There is $7,132 of accrued Federal income taxes in accrued expenses at December 31, 1994. There is $54,101 of prepaid Federal income taxes in prepaid expenses at December 31, 1995. There are $139,835 and $135,642 of accrued state income taxes in accrued expenses at December 31, 1994 and 1995, respectively.

     As of January 1, 1993, the total deferred tax asset valuation allowance of approximately $4,657,000 was due to net operating loss ("NOL") carryforwards which were not expected to be utilized before the expiration date or which benefits the Company was unable to predict whether they would more likely than not be realized. During 1994 and 1995, the Company changed its estimate with respect to the future benefits of the

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

9. INCOME TAXES (CONTINUED)

NOL carryforwards and, accordingly, reduced the related valuation allowance. To the extent the valuation allowance was reduced, the related tax benefit was credited to income.

     The tax effect of significant temporary differences representing deferred tax assets and changes therein were as follows (in thousands):

                                             JANUARY 1,    NET     JANUARY 1,    NET     JANUARY 1,    NET     DECEMBER 31,
                                                1993      CHANGE      1994      CHANGE      1995      CHANGE       1995
                                             ----------   ------   ----------   ------   ----------   ------   ------------
Deferred tax assets:
  Net operating loss carryforwards.........    $ 4,181    $(752)     $ 3,429    $(910)     $ 2,519    $(647)      $ 1,872
  Investment tax credit carryforwards......        469       --          469       --          469       --           469
  AMT credit carryforwards.................         62       41          103       56          159       45           204
  Property and equipment...................         --       38           38       21           59      (59)           --
  Other....................................         21       65           86       87          173       89           262
                                               -------    -----      -------    ------     -------    -----       -------
                                                 4,733     (608)       4,125     (746)       3,379     (572)        2,807
  Valuation allowance......................     (4,657)     532       (4,125)   1,153       (2,972)     877        (2,095)
                                               -------    -----      -------    ------     -------    -----       -------
    Deferred tax assets....................         76      (76)         --      407          407      305           712
Deferred tax liabilities:
  Property and equipment basis
    difference.............................        (76)      76           --       --           --      (97)          (97)
                                               -------    -----      -------    ------     -------    -----       -------
    Net deferred tax asset.................    $    --    $  --      $    --    $ 407      $   407    $ 208       $   615
                                               =======    =====      =======    ======     =======    =====       =======

     For tax return purposes, the Company had tax NOL carryforwards of approximately $5,505,000 and alternative minimum tax ("AMT") NOL carryforwards of approximately $5,461,000 at December 31, 1995. In addition, the Company had AMT credit carryforwards of $204,000 at December 31, 1995, which may be carried forward indefinitely as a credit against the regular tax liability. If unused, the aforementioned tax NOL carryforwards will expire in various amounts in years 1998 to 2005. During the years ended December 31, 1993, 1994 and 1995, the Company utilized approximately $2,212,000, $2,682,000, and $1,904,000 respectively, of NOL carryforwards. The Company had investment tax credit carryforwards of approximately $469,000 at December 31, 1995, which, if unused, will expire at various dates through 2001.

     In August, 1995, the Company's NOL carryforwards became subject to an annual limitation due to a change of over 50% in the stock ownership of the Company as defined in Internal Revenue Service Code Section 382 (g). The NOL carryforwards that can now be utilized in any year will be equal to approximately $1,808,000, which is determined by the value of the Company's equity on August 2, 1995, the day prior to the ownership change, times 5.88%, the federal long-term exempt rate on that date as published by the U. S. Treasury Department.

10. EMPLOYEE BENEFITS

     Profit sharing Plan -- Effective January 1, 1992, the Company established a 401(k) profit sharing plan for all eligible employees. Company contributions are discretionary. For the year ended December 31, 1993, no contributions were made by the Company. In February, 1995, the Company made a contribution of approximately $70,000, which was accrued in the year ended December 31, 1994. In February, 1996, the Company approved a contribution of approximately $100,000, which has been accrued in the year ended December 31, 1995.

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

11. BUSINESS SEGMENTS

     The Company is engaged in contract drilling of oil and gas wells and oil and gas exploration, development and production. Total revenues by business segment includes sales to affiliated customers. Information concerning the Company's business segments for the years ended December 31, 1993, 1994 and 1995 is as follows:

                                                         1993           1994           1995
                                                      ----------     ----------     ----------
Revenues:
  Contract drilling................................. $21,395,891    $31,408,087    $41,248,844
  Oil and gas.......................................   3,432,072      3,708,800      5,405,728
                                                     -----------    -----------    -----------
Total revenues...................................... $24,827,963    $35,116,887    $46,654,572
                                                     ===========    ===========    ===========
Income (loss) from operations:
  Contract drilling................................. $ 1,834,089    $ 2,803,625    $ 2,747,521
  Oil and gas.......................................     115,220       (348,497)        (1,247)
                                                     -----------    -----------    -----------
                                                       1,949,309      2,455,128      2,746,274
Interest income.....................................      62,327        193,417        145,774
Interest expense....................................    (330,739)      (366,152)    (1,064,523)
                                                     -----------    -----------    -----------
Income before income taxes.......................... $ 1,680,897    $ 2,282,393    $ 1,827,525
                                                     ===========    ===========    ===========
Identifiable assets:
  Contract drilling................................. $13,093,814    $23,846,248    $35,948,356
  Oil and gas.......................................   5,335,680      7,809,448      7,842,070
                                                     -----------    -----------    -----------
Total assets........................................ $18,429,494    $31,655,696    $43,790,426
                                                     ===========    ===========    ===========
Depreciation, depletion and amortization:
  Contract drilling................................. $ 1,239,215    $ 2,001,060    $ 3,431,873
  Oil and gas.......................................   1,082,091        879,925      1,882,044
                                                     -----------    -----------    -----------
Total depreciation, depletion and amortization...... $ 2,321,306    $ 2,880,985    $ 5,313,917
                                                     ===========    ===========    ===========
Capital expenditures:
  Contract drilling................................. $ 2,029,767    $ 8,997,151    $13,208,727
  Oil and gas.......................................   1,307,390      2,261,842      4,038,875
                                                     -----------    -----------    -----------
Total expenditures.................................. $ 3,337,157    $11,258,993    $17,247,602
                                                     ===========    ===========    ===========

     For the year ended December 31, 1993, one customer accounted for 10% of consolidated revenues. No customer accounted for more than 10% of the Company's consolidated revenues for the years ended December 31, 1994 and 1995.

12. OIL AND GAS EXPENDITURES

     Gross oil and gas expenditures by the Company in the United States for the years ended December 31, 1993, 1994 and 1995 are summarized below:

                                                       1993          1994          1995
                                                     ---------     ---------     ---------
    Property acquisition costs.....................  $  116,120    $  658,660    $  794,692
    Exploration costs..............................   1,305,502     2,082,536     3,655,367
    Development costs..............................     245,421       552,598       673,328
                                                     ----------    ----------    ----------
                                                     $1,667,043    $3,293,794    $5,123,387
                                                     ==========    ==========    ==========

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

12. OIL AND GAS EXPENDITURES (CONTINUED)

     The aggregate amount of capitalized costs of oil and gas properties as of December 31, 1993, 1994 and 1995 is comprised of the following:

                                                       1993          1994          1995
                                                     ---------     ---------     ---------
    Proved properties.............................. $4,392,464    $6,271,340    $9,813,967
    Accumulated depreciation, depletion and
      amortization.................................  3,101,578     3,701,296     5,163,666
                                                    ----------    ----------    ----------
    Net proved properties.......................... $1,290,886    $2,570,044    $4,650,301
                                                    ==========    ==========    ==========

13. SUPPLEMENTARY OIL AND GAS RESERVE INFORMATION AND RELATED DATA (UNAUDITED)

OIL AND GAS RESERVE QUANTITIES

     The following table sets forth information with respect to quantities of net proved developed oil and gas reserves, and changes in those reserves for the years ended December 31, 1993, 1994 and 1995. The quantities were estimated by an independent petroleum engineering firm for the years ended December 31, 1993, 1994, and 1995. The Company's proved developed oil and gas reserves are located entirely within the United States.

ESTIMATES OF RESERVES AND PRODUCTION PERFORMANCE ARE SUBJECTIVE AND MAY CHANGE MATERIALLY AS ACTUAL PRODUCTION INFORMATION BECOMES AVAILABLE.

                                                                     OIL
                                                                    (BBLS)      GAS (MCF)
                                                                   --------     ---------
    Estimated quantity, January 1, 1993..........................   164,378       500,959
    Revision in previous estimates...............................    11,938       219,362
    Extensions, discoveries and other additions..................   114,676       939,537
    Sales of reserves-in-place...................................        --            --
    Production...................................................   (97,328)     (379,131)
                                                                   --------    ----------
    Estimated quantity, January 1, 1994..........................   193,664     1,280,727
    Revision in previous estimates...............................   127,894       360,913
    Extensions, discoveries and other additions..................   265,462     1,447,516
    Sales of reserves-in-place...................................   (19,962)       (3,752)
    Production...................................................   (97,564)     (603,248)
                                                                   --------    ----------
    Estimated quantity, January 1, 1995..........................   469,494     2,482,156
    Revision in previous estimates...............................   (62,441)      412,238
    Extensions, discoveries and other additions..................   345,446     2,108,410
    Sales of reserves-in-place...................................        --            --
    Production...................................................  (147,451)   (1,031,301)
                                                                   --------    ----------
    Estimated quantity, January 1, 1996..........................   605,048     3,971,503
                                                                   ========    ==========

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

13. SUPPLEMENTARY OIL AND GAS RESERVE INFORMATION AND RELATED DATA (UNAUDITED) (CONTINUED)

RESULTS OF OPERATIONS FOR OIL AND GAS PRODUCING ACTIVITIES

                                                            YEAR ENDED DECEMBER 31,
                                                     -------------------------------------
                                                       1993          1994          1995
                                                     ---------     ---------     ---------
    Oil and gas revenues........................... $2,447,786    $2,741,597    $4,124,473
    Gain on sale of oil and gas properties.........         --       151,287        38,394
    Gain on sale of undeveloped properties.........         --        48,506        66,755
                                                    ----------    ----------    ----------
                                                     2,447,786     2,941,390     4,229,622
    Costs and expenses (benefit):
      Production costs.............................    738,321       882,931     1,381,517
      Exploration expenses.........................    215,247     1,333,548     1,102,762
      Depreciation, depletion and amortization.....  1,082,091       879,925     1,795,088
      Income tax (benefit).........................    140,123       (58,825)      (16,913)
                                                    ----------    ----------    ----------
                                                     2,175,782     3,037,579     4,262,454
                                                    ----------    ----------    ----------
    Results of operations for oil and gas producing
      activities................................... $  272,004    $  (96,189)   $  (32,832)
                                                    ==========    ==========    ==========

STANDARDIZED MEASURE OF FUTURE NET CASH FLOWS OF PROVED DEVELOPED OIL AND GAS RESERVES, DISCOUNTED AT 10% PER ANNUM

                                                                 YEAR ENDED DECEMBER 31,
                                                               ----------------------------
                                                                1993      1994       1995
                                                               ------    -------    -------
                                                                    (000'S OMITTED)
    Future gross revenues....................................  $4,667    $10,861    $17,124
    Future development and production costs..................   1,409      5,072      6,489
    Future income tax expense(a).............................     566        949      2,035
                                                               ------    -------    -------
    Future net cash flows....................................   2,692      4,840      8,600
    Discount at 10% per annum................................    (541)    (1,284)    (2,246)
                                                               ------    -------    -------
    Standardized measure of discounted future net cash
      flows..................................................  $2,151    $ 3,556    $ 6,354
                                                               ======    =======    =======

- - ---------------

(a) Future income taxes are computed by applying the statutory tax rate to future net cash flows less the tax basis of the properties and net operating loss attributable to oil and gas operations and investment tax credit carryforwards as of year-end; statutory depletion and tax credits applicable to future oil and gas-producing activities are also considered in the income tax computation.

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

13. SUPPLEMENTARY OIL AND GAS RESERVE INFORMATION AND RELATED DATA (UNAUDITED) (CONTINUED)

CHANGES IN THE STANDARDIZED MEASURE OF NET CASH FLOWS OF PROVED DEVELOPED OIL AND GAS RESERVES DISCOUNTED AT 10% PER ANNUM

     The principal changes in the aggregate standardized measure of discounted future net cash flows attributable to the Company's proved developed oil and gas reserves are shown below.

                                                                 YEAR ENDED DECEMBER 31,
                                                              -----------------------------
                                                               1993       1994       1995
                                                              -------    -------    -------
                                                                    (000'S OMITTED)
    Standardized measure at beginning of year................ $ 1,347    $ 2,151    $ 3,556
    Sales and transfers of oil and gas produced, net of
      production costs.......................................  (1,722)    (1,753)    (2,950)
    Net changes in sales price and future production and
      development costs......................................    (170)    (1,540)       815
    Extensions, discoveries and improved recovery,
      less related costs.....................................   2,037      2,889      5,150
    Sales of minerals-in-place...............................      --       (158)        --
    Revision of previous quantity estimates..................     791      2,135        513
    Accretion of discount....................................     135        215        356
    Net change in income taxes...............................    (267)      (383)    (1,086)
                                                              -------    -------    -------
    Standardized measure at end of year...................... $ 2,151    $ 3,556    $ 6,354
                                                              =======    =======    =======

14. CONCENTRATIONS OF CREDIT RISK

     Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of demand deposits, temporary cash investments and trade receivables.

     The Company believes that it places its demand deposits and temporary cash investments with high credit quality financial institutions. At December 31, 1994 and 1995, the Company's demand deposits and temporary cash investments consisted of the following:

                                                                   1994            1995
                                                                -----------     -----------
    Deposit in FDIC and SIPC-insured institutions under
      $100,000 and cash on hand...............................  $   417,912     $   454,450
    Deposit in FDIC and SIPC-insured institutions over
      $100,000................................................    4,258,509       4,880,990
                                                                -----------     -----------
                                                                  4,676,421       5,335,440
    Less outstanding checks and other reconciling items.......   (1,307,039)     (2,867,958)
                                                                -----------     -----------
    Cash and cash equivalents.................................  $ 3,369,382     $ 2,467,482
                                                                ===========     ===========

     Concentrations of credit risk with respect to trade receivables are primarily focused on contract drilling receivables. The concentration is mitigated by the diversification of customers for which the Company provides drilling services. No significant losses from individual contracts were experienced during the years ended December 31, 1994 and 1995. Included in general and administrative expense for the period ended December 31, 1993, is a provision for 100% of a doubtful receivable in the approximate amount of $355,500. Included in general and administrative expense for the periods ended December 31, 1994 and 1995 are provisions for doubtful receivables of $90,000 and $120,000, respectively.

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

15. RELATED-PARTY TRANSACTIONS

     Use of assets -- The Company leases a 1981 Beech King-Air 90 airplane owned by an affiliate of the Company's Chairman of the Board/Chief Executive Officer. Under the terms of the lease, the Company pays a monthly rental of $9,200 and the costs of fuel, insurance, taxes and maintenance of the aircraft. From July, 1992, until January, 1995, the Company and another affiliate of the Chairman of the Board/Chief Executive Officer were co-lessees of the aircraft. The Company paid monthly rental of $4,500 plus the Company's proportionate share of fuel. Under this agreement insurance, taxes and maintenance were shared equally by the Company and the co-lessee. The Company paid approximately $105,461, $126,497, and $174,455 for the lease of the airplane during 1993, 1994 and 1995, respectively.

     Purchase of oilfield equipment and related parts -- In October 1994, the Company purchased oilfield equipment and parts from an entity currently owned 50% by an affiliate of the Company's Chairman of the Board/Chief Executive Officer and 50% by the President/Chief Operating Officer. The amount of the purchase was $150,000 and the Company had a related accounts payable of $125,000 to this entity at December 31, 1994.

     Costs associated with the transportation of drilling fluids -- During 1993, 1994 and 1995, the Company paid approximately $23,000, $25,700, and $1,864 respectively, and at December 31, 1994 and 1995 had accounts payable of approximately $397 and $941, respectively, for the transportation of drilling fluids that were provided by a company owned by the son-in-law of a member of the Company's Board of Directors.

     Contract drilling services -- A company owned in part by a relative of the Chairman of the Board/Chief Executive Officer, contracted drilling services from the Company during 1993, 1994 and 1995. Revenues for 1993, 1994 and 1995 include approximately $960,000, $338,000, and $597,700 respectively, for these services.

     Sales of oil -- A company owned in part by a relative of the Chairman of the Board/Chief Executive Officer, acted as the first purchaser of oil produced from leases operated by the Company, during 1995. Sales of oil to that entity, both royalty and working interest (including the Company) were approximately $5,870,000.

     Joint operation of oil and gas properties -- The Company operates certain oil and gas properties in which the Chairman of the Board/Chief Executive Officer, the President/Chief Operating Officer and other persons or entities related to the Company purchased a joint interest ownership with the Company and other industry partners. The Company made oil and gas production payments (net of royalty) of $3,802,766, $2,765,303, and $3,907,116 from these properties in 1993, 1994 and 1995, respectively, to the aforementioned persons or entities. These persons or entities reimbursed the Company for joint operating costs of $3,605,569, $2,347,547, and $5,174,970 in 1993, 1994 and 1995 respectively.

     Common ownership in Navajo Rigs -- Certain officers, directors and stockholders of the Company were also shareholders in Navajo Rigs (see Note 7).

     Note payable to related parties -- Note payable to related parties is listed in Note 4.

     Sale of treasury stock to existing stockholders -- In January 1993, the Company sold 97,554 shares of treasury stock to the existing stockholders of the Company (including officers and directors) on a proportionate share ownership basis. The shares were sold for $0.54 per share and the proceeds were used to retire a note payable to an affiliate of the Company's Chairman of the Board/Chief Executive Officer (See Note 6).

                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

16. ACQUISITION

     On July 15, 1994, the Company acquired certain assets of Questor pursuant to the terms of an Asset Purchase Agreement between the Company and Questor, dated July 8, 1994. The assets acquired consisted of: (a) nine drilling rigs and related equipment consisting primarily of 16 rig hauling trucks, and (b) a yard facility consisting of approximately 11 acres of real estate and improvements located thereon. The purchase price for the assets consisted of a cash payment of $4,500,000 and 250,000 shares of the Company's Common Stock, par value $0.01 per share. The total value of the transaction was $6,375,000. The purchase price was determined through arm's-length negotiation between Questor and the Company. Neither Questor nor Phibro is an affiliate of the Company. The operating results have been included in the consolidated operating results of the Company since the date of acquisition.

     The following summary, prepared on a pro forma basis, combines the consolidated results of operations as if Questor had been acquired as of the beginning of 1993, after including the impact of certain adjustments, such as the elimination of revenues and other income and expenses attributed to the assets not acquired from Questor, the increased interest expense on the acquisition debt, and related income tax effects.

                                                                     YEAR ENDED DECEMBER 31,
                                                                   ---------------------------
                                                                      1993            1994
                                                                   (UNAUDITED)     (UNAUDITED)
                                                                   -----------     -----------
                                                                     (DOLLARS IN THOUSANDS,
                                                                    EXCEPT PER SHARE AMOUNTS)
    Revenues.....................................................    $43,214         $43,609
    Net income...................................................      1,037           3,270
    Net income per share.........................................        .55            1.24

     The pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been in effect for the entire periods presented. In addition, they are not intended to be a projection of future results and do not reflect any synergies that might be achieved from combined operations.

                                                                         ANNEX V

                             PATTERSON ENERGY, INC.
                               P. O. DRAWER 1416
                              SNYDER, TEXAS 79550

                    NOTICE OF ANNUAL MEETING OF STOCKHOLDERS
                            TO BE HELD JUNE 6, 1996

To the Stockholders of
  PATTERSON ENERGY, INC.:

     NOTICE IS HEREBY GIVEN that the Annual Meeting of Stockholders of Patterson Energy, Inc., a Delaware corporation (the "Company"), will be held at the Embassy Suites Hotel, 3880 West Northwest Highway, Dallas, Texas, on Thursday, June 6, 1996, at 10:00 A.M., local time, for the following purposes:

          1. To elect four (4) directors of the Company to serve until the next annual meeting of stockholders or until their respective successors shall be elected and qualified;

          2. To consider and vote upon a proposal to ratify the selection of Coopers & Lybrand L.L.P., independent accountants, as independent auditors for the Company for the fiscal year ending December 31, 1996; and

          3. To transact such other business as may properly come before the Meeting or any adjournment thereof.

     Only stockholders of record at the close of business on April 25, 1996, are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

     STOCKHOLDERS ARE CORDIALLY INVITED TO ATTEND THE MEETING IN PERSON. WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING, YOU ARE REQUESTED TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE SO THAT YOUR SHARES MAY BE VOTED IN ACCORDANCE WITH YOUR WISHES AND IN ORDER THAT THE PRESENCE OF A QUORUM MAY BE ASSURED. THE GIVING OF SUCH PROXY WILL NOT AFFECT YOUR RIGHT TO VOTE IN PERSON, SHOULD YOU LATER DECIDE TO ATTEND THE MEETING. PLEASE DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. YOUR VOTE IS IMPORTANT.

                                            By Order of the Board of Directors

                                            /s/ JAMES C. BROWN

                                            JAMES C. BROWN
                                            Secretary

SNYDER, TEXAS
April 26, 1996

                             PATTERSON ENERGY, INC.
                               P. O. DRAWER 1416
                              SNYDER, TEXAS 79550

                                PROXY STATEMENT

                                      FOR

                         ANNUAL MEETING OF STOCKHOLDERS

                            TO BE HELD JUNE 6, 1996

     This Proxy Statement is furnished to stockholders of Patterson Energy, Inc., a Delaware corporation (the "Company"), in connection with the solicitation of proxies by the Board of Directors of the Company for use at the Annual Meeting of Stockholders (the "Meeting") to be held at Embassy Suites Hotel, 3880 West Northwest Highway, Dallas, Texas, on Thursday, June 6, 1996, at 10:00 A.M., local time, for the purposes set forth in the accompanying Notice of Annual Meeting of Stockholders. The approximate date on which this Proxy Statement and the enclosed Proxy will first be sent to stockholders is April 25, 1996.

                       ACTION TO BE TAKEN AT THE MEETING

     Shares represented by a properly executed Proxy, unless the stockholder otherwise instructs in the Proxy, will be voted (i) for the election of the four individuals named below under the caption "Election of Directors" as directors of the Company; (ii) for the ratification of the selection of Coopers & Lybrand L.L.P., independent accountants, as independent auditors of the Company for the fiscal year ending December 31, 1996; and (iii) at the discretion of the proxy holders on any other matter or business that may be properly presented at the Meeting or any adjournment thereof. Where a stockholder properly executes a Proxy and gives instructions on how his shares are to be voted, the shares will be voted in accordance with those instructions.

     A Proxy may be revoked at any time by a stockholder before it is exercised by giving written notice to the Secretary of the Company or by signing and delivering a Proxy which is dated later, or if the stockholder attends the Meeting in person, by either notice of revocation to the inspectors of election at the Meeting or by voting at the Meeting.

     The only matters that management intends to present at the Meeting are the two matters referenced in subparagraphs (i) and (ii) above. If any other matter or business is properly presented at the Meeting, the proxy holders will vote upon it in accordance with their best judgment.

                               VOTING SECURITIES

     The record date for the Meeting is April 25, 1996. Only stockholders of record at the close of business on April 25, 1996, will be entitled to vote at the Meeting. At the close of business on that date, there were issued and outstanding 3,194,951 shares of the Company's common stock, par value $0.01 per share, (the "Common Stock"), entitled to one vote per share. In the election of directors, cumulative voting is not allowed. There are no outstanding shares of preferred stock. A majority of the outstanding Common Stock, present in person or by Proxy and entitled to vote, will constitute a quorum for the transaction of business at the Meeting. Under Delaware law and the Company's Certificate of Incorporation, if a quorum is present at the Meeting, (a) to be elected a director, each nominee must receive a plurality of the votes of the shares present in person or by Proxy at the Meeting and entitled to vote on the matter, and (b) the affirmative vote of the majority of shares present in person or by Proxy at the Meeting and entitled to vote on the matter is required (i) to approve the proposal to ratify the selection of Coopers & Lybrand L.L.P., as independent auditors of the Company for the fiscal year ending December 31, 1996, and (ii) approve any other matter submitted to a vote of stockholders at the Meeting. In the election of directors, any action other than a vote for a nominee will have the practical effect of voting against the nominee. Abstention from voting on ratification of Coopers & Lybrand L.L.P., as independent auditors of the Company for the fiscal year ending December 31, 1996, or on any other matter presented at the Meeting, will have the practical effect of voting against any such matter since it is one less vote for approval, while broker non-votes on any such matter will not be considered "shares present" for voting purposes.

BENEFICIAL OWNERSHIP OF THE COMPANY'S COMMON STOCK

     The following table sets forth, as of March 31, 1996, information concerning the beneficial ownership of the Company's Common Stock by (i) each person known to the Company to be the beneficial owner of more than 5% of the outstanding shares of the Company's Common Stock, (ii) each director and nominee as director of the Company, (iii) each of the executive officers named in the Summary Compensation Table set forth below under the caption "Executive Compensation," and (iv) all directors and executive officers as a group.

                                                             AMOUNT AND
                                                             NATURE OF
                                                             BENEFICIAL
                                                            OWNERSHIP OF
                     NAME AND ADDRESS                    COMMON STOCK(1)(2)     PERCENT OF CLASS
    ---------------------------------------------------  ------------------     ----------------
    Cloyce A. Talbott..................................        639,974(3)             20.03%
    2500 Towle Park Road
    Snyder, TX 79549
    Metropolitan Life Insurance Company................        250,000(4)              7.82%
    One Madison Avenue
    New York, NY 10010
    C. A. Delaney Capital Management, Ltd..............        280,500(5)              8.78%
    Suite 5100
    161 Bay Street
    P. O. Box 713
    Toronto, Ontario, M5J251
    A. Glenn Patterson.................................        198,081(6)              6.16%
    2807 34th Street
    Snyder, TX 79549
    Kenneth E. Davis...................................         67,554(7)              2.11%
    Box 8297
    Horseshoe Bay, TX 78654
    Robert C. Gist.....................................         13,943(8)                 *
    12809 Plum Hollow Drive
    Oklahoma City, OK 73142
    All executive officers and directors as a group
      (8 persons)......................................        918,437(9)             28.39%

- - ---------------

  * Less than 1%

(1) Except as stated in the following notes, each person has sole voting and investment powers associated with the shares stated as beneficially owned by him.

(2) Beneficial ownership includes shares over which the indicated beneficial owner exercises voting and/or investment power. Shares of Common Stock subject to options currently exercisable or exercisable within 60 days are deemed outstanding for computing the percentage ownership of the person holding the options, but not deemed outstanding for computing the percentage ownership of any other person.

(3) Includes 37,862 shares owned by H.A. and Audrey Talbott Trust, of which Cloyce A. Talbott is a beneficiary and co-trustee, and 57,298 shares owned by SSI Oil & Gas, Inc., a Texas corporation beneficially owned 50% by Cloyce
    A. Talbott and directly owned 50% by A. Glenn Patterson.

(4) Number of shares stated was obtained from a Schedule 13G filed with the Securities and Exchange Commission by Metropolitan Life Insurance Company. State Street Research and Management Company, an affiliate of Metropolitan Life Insurance Company, has also filed a 13G with the Securities and Exchange Commission for the same shares.

(5) Number of shares stated was obtained from a Schedule 13G filed with the Securities and Exchange Commission by C. A. Delaney Capital Management, Ltd.

(6) Includes 19,360 shares purchasable under exercisable employee stock options and 57,298 shares owned by SSI Oil & Gas, Inc., a Texas corporation beneficially owned 50% by Cloyce A. Talbott and directly owned 50% by A. Glenn Patterson (see note 3 above).

(7) Includes 5,474 shares owned by the wife of Mr. Davis and 1,000 shares purchasable under exercisable Non-Employee Directors Stock Options.

(8) Includes 1,000 shares purchasable under exercisable Non-Employee Directors Stock Options.

(9) Includes a total of 39,760 shares purchasable under exercisable employee stock options including the 19,360 shares referenced in note (6) above for Mr. Patterson, and 2,000 shares purchasable under Non-Employee Directors Stock Options (see notes 7 and 8 above).

                             ELECTION OF DIRECTORS
                           (PROPOSAL 1 ON PROXY CARD)

     Under the Company's Bylaws, the number of members of the Board of Directors presently is four. The Company's Board of Directors is not divided into classes; therefore, all four directors are to be elected at the Meeting. Directors are elected to serve until the next annual meeting of stockholders or until their successors are elected and qualified.

     Unless authority is withheld, it is intended that the shares represented by a properly executed Proxy will be voted for the election of all of the nominees (Cloyce A. Talbott; A. Glenn Patterson; Robert C. Gist; and Kenneth E. Davis) as directors. The nominees constitute all of the members of the Company's present Board of Directors. If these nominees are unable to serve for any reason, such Proxy will be voted for such persons as shall be designated by the Board of Directors to replace such nominees. The Board of Directors has no reason to expect that these nominees will be unable to serve.

     The following table sets forth certain information concerning the individuals nominated for election as directors of the Company:

       NAME            AGE                 POSITION(S) WITH THE COMPANY
- - -------------------    ---     -----------------------------------------------------
Cloyce A. Talbott      60      Chairman of the Board; Chief Executive Officer;
                                 Director
A. Glenn Patterson     49      President; Chief Operating Officer; Director
Robert C. Gist         55      Director
Kenneth E. Davis       73      Director

     The following is a brief description of each nominee's business experience during the past five years:

          CLOYCE A. TALBOTT has served as a Director of the Company since its incorporation in 1978. Mr. Talbott is a co-founder of the Company, served as Vice President from 1978 to 1983, and has served as Chairman of the Board since 1983 and also as Chief Executive Officer of the Company from 1983 to 1986 and since June 1993. He also serves as Chairman of the Board and Chief Executive Officer of the Company's three subsidiaries, Patterson Petroleum, Inc. ("Patterson Petroleum") and Patterson Petroleum Trading Company, Inc., and Patterson Drilling Programs, Inc. Mr. Talbott is primarily responsible for the Company's exploration and development activities for oil and gas. Mr. Talbott received a Bachelor of Science degree in Petroleum Engineering in 1958 from Texas Tech University, Lubbock, Texas.

          A. GLENN PATTERSON has served as a Director of the Company since its incorporation in 1978. Mr. Patterson is a co-founder of the Company and has served as its President since 1978 and also as Chief Operating Officer from 1983 to 1986 and since June 1993. Mr. Patterson also serves as President of the Company's three subsidiaries. Mr. Patterson is primarily responsible for the day-to-day management of the Company's contract drilling activities. Mr. Patterson received his Bachelor of Science degree in Business in 1970 from Angelo State University, San Angelo, Texas.

          ROBERT C. GIST has served as a Director of the Company since 1985. Mr. Gist has served as general legal counsel and advisor to the Company since 1987. Mr. Gist received a Bachelor of Science degree in Economics in 1962 and a law degree in 1965 from Southern Methodist University. He is currently self-employed as an attorney and has been for at least the past five years. He has over 20 years experience in the oil and gas industry.

          KENNETH E. DAVIS has served as Director of the Company since 1978 and served as Treasurer from 1978 to June 1993. Mr. Davis received a Bachelor of Arts degree in Business from University of North Texas, Denton, Texas, in 1950. Mr. Davis was the owner and director of Fluid Transports, Inc., an oil field trucking company until he sold the company in December, 1994 and retired.

OTHER EXECUTIVE OFFICERS

     The following table sets forth certain information concerning executive officers who are not also directors of the Company:

       NAME            AGE        POSITION(S) WITH THE COMPANY
- - -------------------    ---     -----------------------------------
James C. Brown         44      Vice President -- Finance;
                                 Secretary and Treasurer; Chief
                                 Financial Officer
Lee W. Staiger         47      Senior Vice President -- Operations
Jimmy C. Slay, Jr.     42      Senior Vice President -- Sales
Douglas W. Pillow      54      Vice President -- Marketing

     The following four paragraphs set forth certain information concerning the business experience of the foregoing executive officers during the past five years:

          JAMES C. BROWN has served as Secretary and Treasurer of the Company since June 1993 and as Vice President-Finance and Chief Financial Officer since August 1993. Mr. Brown served as Vice President from 1982 until June 1990, as a Director of the Company from February 1985 until June 1990, and as Controller from December 1983 until June 1990. Mr. Brown also serves as Vice-President Finance, Treasurer and Secretary of the Company's three subsidiaries. Mr. Brown is responsible for managing all office personnel of the Company involved with general financial and tax accounting activities. Mr. Brown received a Bachelor of Science degree in Accounting in 1973 from Tarleton State University, Stephenville, Texas. He is a certified public accountant in the State of Texas and a member of the American Institute of Certified Public Accountants.

          LEE W. STAIGER has served as Senior Vice President-Operations of the Company since February 1994. Mr. Staiger acted as Manager-Gulf Coast Operations of Patterson Petroleum from October 1982 until February 1994. He is responsible for directing operations of Company-operated wells and contract wells for outside operators in the Gulf Coast region. He oversees the Company's interests in wells not operated by the Company and supervises contract drilling operations in the Austin Chalk Trend. Mr. Staiger received a Bachelor of Science degree in Petroleum Engineering from Montana College of Mineral, Science and Technology, Butte, Montana, in 1970. He is a Registered Professional Engineer.

          JIMMY C. SLAY, JR. has served as Senior Vice President-Sales of the Company since February 1994. Mr. Slay acted as Manager-Contracts of the Company from October 1982 until February 1994. Mr. Slay has also been a sales representative for the Company since 1984. Mr. Slay is responsible for negotiating drilling contracts for the Company's drilling rigs located in West Texas (Permian Basin) and for working with the Company's customers in connection with those contracts.

          DOUGLAS W. PILLOW has served as Vice President-Marketing of the Company since September 1994. He served as Executive Vice President of Questor Drilling Corp. ("Questor") from 1988 until July 1994 when the Company purchased the assets of Questor. He is responsible for negotiating drilling contracts for the Company's rigs located in South and Southeast (Austin Chalk Trend) Texas. Mr. Pillow received a Bachelor of Business Administration degree in Accounting from Lamar University, Beaumont, Texas in 1968. He is a Certified Public Accountant.

     The officers of the Company hold office until their successors are appointed by the Board of Directors. All officers of the Company are employed on a full-time basis. There are no arrangements or understandings between any of the directors or officers and any other person pursuant to which he or she was or is to be selected as a director, nominee, or officer. There is no family relationship between any director and executive officer of the Company other than between Messrs. Talbott and Patterson, who are brothers-in-law.

OTHER SIGNIFICANT EMPLOYEE

     In addition to the directors and executive officers listed above, the Company believes the following employee is significant to its operations:

              NAME            AGE                    POSITION(S) WITH THE COMPANY
    ------------------------  ---         ---------------------------------------------------
    Kenneth C. Nelson.......  46          Manager -- Exploration of Patterson Petroleum, Inc.

     KENNETH C. NELSON has acted as Manager-Exploration of Patterson Petroleum since July 1988. He was exploration manager from 1984 through 1986, and has been exploration manager since July 1988. He is responsible for the exploration activities of the Company. Mr. Nelson received a Bachelor of Science degree in Petroleum Engineering with highest honors from the University of Texas at Austin in 1971 and a Master of Science degree in Petroleum Engineering from the University of Texas at Austin in 1973. He is a Registered Professional Engineer.

BOARD AND COMMITTEE MEETINGS

     The Board of Directors held four formal meetings during the year ended December 31, 1995. Each director attended all of the meetings. In addition to those meetings, certain business was conducted by unanimous written consent of the Board of Directors. The Company's officers have made a practice of keeping directors informed of corporate activities by personal meetings and telephone discussions and (as indicated above) directors ratify or authorize certain Company actions through unanimous written consent actions.

     The Company has an Audit Committee and a Compensation Committee of the Board of Directors consisting in each case of Kenneth E. Davis and Robert C. Gist. The Audit Committee's function is to review and approve the services of the outside firm of independent accountants. The Compensation Committee's function is to review and approve proposals by management as to compensation for officers and other employees of the Company and to administer the Stock Incentive Plan. During 1995, the Audit Committee held one formal meeting, and the Compensation Committee held one formal meeting. The two committee members attended both of those meetings. In addition to the one Compensation Committee meeting, certain business was conducted by unanimous written consent of the Compensation Committee members.

     At present, the Company has no nominating, executive, or similar committees.

                COMPENSATION OF DIRECTORS AND EXECUTIVE OFFICERS

EXECUTIVE COMPENSATION

     The following table sets forth the compensation paid or accrued during each of the years in the three-year period ended December 31, 1995, to the Company's Chief Executive Officer and to the only other executive officer whose total compensation exceeded $100,000 for the last fiscal year for services in his capacity as such.

                           SUMMARY COMPENSATION TABLE

                                                                 ANNUAL COMPENSATION
                                               -------------------------------------------------------
                                                                      OTHER ANNUAL        ALL OTHER
    NAME AND PRINCIPAL POSITION        YEAR     SALARY      BONUS    COMPENSATION(1)   COMPENSATION(2)
- - ------------------------------------   -----   --------    -------   ---------------   ---------------
Cloyce A. Talbott, Chairman
  of the Board/Chief Executive
  Officer                               1995   $125,000    $   507       $15,000           $ 3,053
                                        1994    125,000         --        15,000             4,620
                                        1993    105,917         --        15,000                --
A. Glenn Patterson,
  President and Chief
  Operating Officer                     1995   $125,000    $60,507       $15,000           $ 3,623
                                        1994    125,000     50,000        15,000             4,620
                                        1993    105,917         --        15,000                --

- - ---------------

(1) The Company furnishes various benefits to Messrs. Talbott and Patterson and certain of its other employees and officers. These benefits include one or more of the following: The use of an automobile owned or leased by the Company; payment of annual country club dues and monthly charges, including personal meals; personal landscape and secretarial services through Company employees at the Company's expense. The amount set forth is the estimate of value of such benefits to Messrs. Talbott and Patterson in 1993, 1994 and 1995.

(2) Represents Company contributions to the Patterson Energy, Inc. 401(k) Plan (the "Plan") for the account of Messrs. Talbott and Patterson. The Plan became effective January 1, 1992. All employees of the Company who are at least 21 years of age, were employed on the last day of the year and have at least six months of service with the Company or its subsidiaries are eligible to participate in the Plan. The Company has no obligation to make contributions under the Plan; Company contributions are discretionary. Company contributions vest over a five-year period, based on credited years of service with the Company, and may be made either by (i) matching all or a portion of the respective participants contributions to the Plan or (ii) a profit sharing contribution to the accounts of participants which, are in turn allocated to the accounts of active participants in the same proportion that each active participant's compensation bears to the total compensation of all active participants for the plan year. No Company contributions were made for any years prior to 1994. Messrs. Talbott and Patterson are fully vested in the Plan.

     Neither Mr. Talbott nor Mr. Patterson has an employment agreement with the Company.

OPTION GRANTS IN 1996

     The following table sets forth information concerning options granted during the year ended December 31, 1995 to the Company s President/Chief Executive Officer. No option shares have been granted to the Company's Chairman of the Board/Chief Executive Officer (Cloyce A. Talbott).

              OPTIONS GRANTED DURING YEAR ENDED DECEMBER 31, 1995

                                                       % OF TOTAL OPTIONS
                              NUMBER OF SHARES        GRANTED TO EMPLOYEES
                             UNDERLYING OPTIONS        DURING YEAR-ENDED         EXERCISE       EXPIRATION
           NAME                  GRANTED(1)            DECEMBER 31, 1995          PRICE            DATE
- - ---------------------------  ------------------       --------------------       --------       ----------
A. Glenn Patterson                 40,000                     24.10%              $ 7.25         3/31/2005
A. Glenn Patterson                 30,000                     18.07%               12.50        10/27/2005
                                   ------                     -----
Total Options Granted              70,000                     42.17%
                                   ======                     =====

- - ---------------

(1) Options were granted under the Patterson Energy, Inc. 1993 Stock Incentive Plan.

AGGREGATED OPTION EXERCISES AND OPTION VALUE AT DECEMBER 31, 1995

     The following table sets forth information concerning each exercise of stock options during the year ended December 31, 1995, by the Company's President and Chief Operating Officer and the fiscal year-end value of unexercised options held by him.

                          AGGREGATED OPTION EXERCISES
                        FOR YEAR ENDED DECEMBER 31, 1995
                           AND YEAR-END OPTION VALUES

                                                               NUMBER OF SHARES              VALUE OF UNEXERCISED
                                                            UNDERLYING UNEXERCISED         IN-THE-MONEY OPTIONS AT
                        SHARES                            OPTIONS AT YEAR END(#)(2)             YEAR-END($)(3)
                     ACQUIRED ON           VALUE         ----------------------------    ----------------------------
       NAME         EXERCISE(#)(1)    REALIZED ($)(1)    EXERCISABLE    UNEXERCISABLE    EXERCISABLE    UNEXERCISABLE
- - ------------------  --------------    ---------------    -----------    -------------    -----------    -------------
A. Glenn Patterson           --                --           19,360          50,640        $ 115,640       $ 208,290

- - ---------------

(1)  No options were exercised during the year ended December 31, 1995.

(2) The total number of unexercised options held as of December 31, 1995, separated between those options that were exercisable and those options that were not exercisable.

(3) Calculated by subtracting actual option exercise price from market price at year end ($14.125 per share) and multiplying the difference by the number of shares in each category.

DIRECTOR COMPENSATION

     In June 1993, the Board of Directors approved the payment of a $1,000 per month fee to non-management directors of the Company beginning in July 1993 as compensation for services as board members. No compensation was paid to directors for services as such prior to July 1993. Non-management directors are reimbursed for travel expenses incurred in attending meetings.

                              CERTAIN TRANSACTIONS

     The Company leases a 1981 Beech King-Air 90 airplane owned by Talbott Aviation, Inc., a company wholly-owned by Cloyce A. Talbott, Chief Executive Officer of the Company, under the terms of a lease dated February 15, 1995, effective January 1, 1995 (the "Current Lease"). Under the terms of the Current Lease, the Company pays a monthly rental of $9,200 and the costs of fuel, insurance, taxes and maintenance of the aircraft. The Company also pays the salary of the pilot, who is a full-time data processing employee of the Company. The Current Lease expires on December 31, 1996. Mr. Talbott and Mr. A. Glenn Patterson, the President of the Company, and other Company officers are entitled to use the aircraft for personal use, for which they pay the Company $500 per flight hour. The Company has a right of first refusal to purchase the aircraft. From September 1, 1992 to January 1, 1995, the Company and SSI Oil & Gas, Inc. ("SSI"), which is beneficially owned 50% by Mr. Talbott and directly owned 50% by A. Glenn Patterson, were co-lessees of the aircraft (the "Prior Lease"). The monthly rental of $9,000 and insurance, taxes and maintenance costs were shared by the Company and SSI on a 50/50 basis while fuel costs were shared based on usage of the aircraft. The total cost to the Company for the aircraft (exclusive of the pilot's salary) under the Prior Lease, was $126,497 in 1994. The total cost to the Company for the aircraft (exclusive of the pilot's salary) under the current lease was $174,455 in 1995. The Company used the aircraft for 213 flight hours out of a total of 278 flight hours for the aircraft in 1994 and 223 flight hours out of a total of 300 flight hours in 1995. The Company headquarters are located approximately 100 miles from the nearest major airport. The Company's management believes that the lease of the aircraft is necessary for the efficient operation of its business. The disinterested members of the Board of Directors believe that the Current Lease is, and the Prior Lease was, on the same or better terms than the Company could have obtained from a nonaffiliated party.

     In April 1992, the Company entered into a revolving line of credit of $710,000 from Financial Services Partnership, a partnership made up of family members and family trusts of Messrs. Talbott and Patterson. The original line of credit provided for interest at 10% per annum, payable monthly, and was due May 1, 1993, but was renewed until May 1, 1994. On November 2, 1993, the interest rate was reduced to 8% per annum. In December 1993, the line of credit was renewed. The renewed line of credit bears interest at 8% per annum, payable monthly, and is collateralized by the Company's accounts receivable and general intangibles and was to mature in December 1995. In December 1994, the maturity date was extended to December 1996 and in December 1995, the maturity was again extended to December 1997. A total of $609,000 was outstanding under the line of credit at December 31, 1995. The Company believes that the terms of this loan are at least as favorable as it could have obtained from a nonaffiliated party.

     Fluid Transports, Inc.("FTI") owned, until December 1994, by Kenneth E. Davis, a director of the Company, and his son-in-law, hauls drilling fluids to drill sites for the Company. In December 1994, Mr. Davis sold his interest in FTI to his son-in-law. The Company paid $25,700 for such services in 1994 and $1,864 in 1995. The services are awarded on the basis of competitive quotes. The Company intends to continue to obtain such services from FTI if its prices are competitive.

     Robert C. Gist, a director of the Company, was paid a monthly retainer of $1,000, or a total of $12,000 in 1994 and 1995, for legal and consulting services provided to the Company. The Company intends to continue to obtain such services from Mr. Gist. In addition, the Company paid premiums for Mr. Gist's family health insurance coverage in the amount of approximately $5,359 in 1994 and approximately $5,048 in 1995.

     In 1994 and 1995, the Company provided contract drilling services for which it received approximately $338,000 and $598,000, respectively, from HAT Oil & Gas, Inc., a company in which a son of Mr. Talbott is a stockholder, director and officer. The Company competitively bids for these drilling services on the same basis as it bids for the performance of drilling services for other third parties. The Company also owns a minor working interest in oil and gas properties operated by that company.

     The Company sells substantially all of the oil produced from Company-operated wells to BHT Marketing, Inc. ("BHT"), a Texas corporation in which a son of Mr. Talbott is a stockholder, director and officer, under terms of crude oil purchase contracts entered into on October 19, 1994 and October 24, 1995 (the "Purchase Contracts"). The purchase price for the oil is the posted monthly average price plus a bonus per Bbl of oil less basin sediment and water deductions. The bonus is determined by competitive bid and is currently $0.65 to $1.40 per Bbl of sweet oil and $0.95 per Bbl of sour oil. The Purchase Contracts can be terminated by either party upon at least 30 days' prior written notice. Crude oil sales to BHT in 1995 were approximately $5,870,000. Simultaneously with the execution of the Purchase Contracts, the Company and BHT have entered into participation agreements (the "Participation Agreements") pursuant to which the Company and BHT have agreed to share equally in the net sales proceeds received by BHT from the sale of all oil purchased by BHT under the Purchase Contracts. The term "net sales proceeds" generally means the gross proceeds received by BHT for the oil less all payments paid to the Company under the Purchase Contracts, pipeline tariffs and all other costs and expenses actually incurred by BHT associated with the transportation and sale of such oil. The proceeds received by the Company under these Participation Agreements were approximately $83,500 in 1995.

     Certain of the Company's directors, executive officers and key employees and their family members (collectively referred to herein as "Affiliated Persons") have participated, either individually or through entities they control, in oil and gas prospects or properties in which the Company has an interest. These participations, which have been on a working interest basis, have been in prospects or properties originated or acquired by the Company. In substantially every property in which any of the Affiliated Persons has been a working interest participant, the Company also has sold working interests to nonaffiliated persons on the same basis. At December 31, 1995, Affiliated Persons were working interest owners in 95 of the 223 wells then being operated by the Company. Of the 95 wells, the Company also sold working interests in 83 wells to nonaffiliated persons. In some cases, the interests sold to affiliated and nonaffiliated participants were sold on a promoted basis requiring these participants to pay a portion of the Company's costs. The Company believes that each of the participations by Affiliated Persons has been on terms no less favorable to the Company than it could have obtained from nonaffiliated participants. It is expected that joint participations with the Company, by affiliated persons, will occur from time to time in the future. Conflicts of interest may arise between such directors and officers and the Company as to the advisability of conducting drilling and recompletion activities on those properties. As is the case of sales of working interests by the Company in its properties to nonaffiliated persons, sales of working interests to Affiliated Persons are made to reduce the Company's economic risk in the properties.

     The following table sets forth production revenues received and joint production costs paid by each of the Affiliated Persons during 1994 and 1995 for all wells operated by the Company in which they have working interests. These numbers do not necessarily represent their profits or losses from these interests because the joint production costs do not include the parties' related drilling and leasehold acquisition costs incurred prior to January 1, 1994.

                                                    YEAR ENDED                      YEAR ENDED
                                                 DECEMBER 31, 1994               DECEMBER 31, 1995
                                            ---------------------------     ---------------------------
                                            PRODUCTION         JOINT        PRODUCTION         JOINT
                                             REVENUES        INTEREST        REVENUES        INTEREST
                   NAME                     RECEIVED(1)     BILLINGS(2)     RECEIVED(1)     BILLINGS(2)
- - ------------------------------------------  -----------     -----------     -----------     -----------
Cloyce A. Talbott.........................  $   286,690     $   175,139     $   250,685     $   232,398
Anita Talbott(3)..........................      170,352          98,190         170,685         122,580
SSI Oil & Gas, Inc.(4)....................      724,490         497,322       1,141,964       1,782,969
Steve Talbott(3)..........................      137,635          66,066         116,493          65,443
Stan Talbott(3)...........................       33,804          27,837          46,958          56,400
Lisa Beck and Stacy Eiland(3).............      154,123         116,844         160,644         191,542
H.A. and Audrey Talbott Children's
  Trust(5)................................           --           4,641           9,050           6,071
                                             ----------      ----------      ----------      ----------
          Subtotal........................    1,507,094         986,039       1,896,479       2,457,403
                                             ----------      ----------      ----------      ----------
A. Glenn Patterson........................       42,703          33,485          97,627         124,408
Melco Services, Inc.......................        2,149             701              --              --
                                             ----------      ----------      ----------      ----------
          Subtotal........................       44,852          34,186          97,627         124,408
                                             ----------      ----------      ----------      ----------

                                                    YEAR ENDED                      YEAR ENDED
                                                 DECEMBER 31, 1994               DECEMBER 31, 1995
                                            PRODUCTION         JOINT        PRODUCTION         JOINT
                                             REVENUES        INTEREST        REVENUES        INTEREST
                   NAME                     RECEIVED(1)     BILLINGS(2)     RECEIVED(1)     BILLINGS(2)
                                            ----------      ----------      ----------      ----------
Kenneth E. Davis..........................      195,844         151,405         178,735         205,520
Sandra Davis(6)...........................       46,202          22,207          51,618          66,166
Donna Holt(6).............................          913             357             342             175
Fluid Transports, Inc.(7).................        4,707           7,901           3,005              --
                                             ----------      ----------      ----------      ----------
          Subtotal........................      247,666         181,870         233,700         271,861
                                             ----------      ----------      ----------      ----------
Lee W. Staiger............................      155,426         142,134         193,475         279,464
                                             ----------      ----------      ----------      ----------
Kenneth C. Nelson.........................      771,754         991,013       1,435,599       1,986,608
Jaca Oil & Gas, Inc.(8)...................       36,668          11,559          49,268          54,926
                                             ----------      ----------      ----------      ----------
          Subtotal........................      808,422       1,002,572       1,484,867       2,041,534
                                             ----------      ----------      ----------      ----------
James C. Brown............................        1,843             746             968             300
                                             ----------      ----------      ----------      ----------
          Total...........................   $2,765,303      $2,347,547      $3,907,116      $5,174,970
                                             ==========      ==========      ==========      ==========

- - ---------------

(1) Revenues received for production of oil and gas, net of state severance taxes.

(2) Includes leasehold costs, tangible equipment costs, intangible drilling costs and lease operating expense billed during that period. All joint interest billings have been paid on a timely basis.

(3) Anita Talbott is the wife of Cloyce A. Talbott. Steve and Stan Talbott, Lisa Beck and Stacy Eiland are Mr. Talbott's adult children.

(4) SSI Oil & Gas, Inc. is beneficially owned 50% by Cloyce A. Talbott and directly owned 50% by A. Glenn Patterson.

(5) H.A. and Audrey Talbott Children's Trust is a trust of which Cloyce A. Talbott is a beneficiary and co-trustee.

(6) Sandra Davis is the wife of Kenneth E. Davis. Donna Holt is Mr. Davis' adult daughter.

(7) Fluid Transports, Inc. was owned 100% by Kenneth E. Davis and his son-in-law until December, 1994, when Mr. Davis sold his interest to his son-in-law.

(8) Jaca Oil & Gas, Inc. is owned 100% by Kenneth C. Nelson.

     During April 1995, Navajo Rigs, Inc. ("Navajo"), a Texas corporation and the owner of an undivided 57.85% interest in two drilling rigs (the "Navajo Rigs") in which the Company owned the remaining 42.15% undivided interest, merged into the Company (the "Merger"). At the time of the Merger, Navajo's only assets were the Navajo Rigs. As consideration for the Merger, the Navajo stockholders received a total cash payment of $433,875, based on a price of $750,000 for a 100% interest in the Navajo Rigs. The Navajo stockholders had the option of either approving the Merger or, in the alternative, electing to purchase the Company's undivided 42.15% interest for $316,125. Navajo was owned 17.40% by Mr. Gist, 13.00% by Mr. Talbott and 8.70% by Mr. Davis, with the balance of the Navajo shares owned by current and former stockholders of the Company. Prior to the Merger and since January 1992, the Company leased Navajo's 57.85% interest in the Navajo Rigs on a month-to-month basis at a rate of $1,150 per month.

     In October 1994, the Company purchased drilling equipment and parts from SSI Oil & Gas, Inc., a Texas corporation beneficially owned 50% by Mr. Talbott and directly owned 50% by Mr. Patterson for a price of $150,000. The Company believes that the price paid for the equipment and parts was at least as favorable as it could have obtained from a nonaffiliated seller.

     Any future transactions between the Company and its officers, directors, key employees, 5% stockholders and their family members and affiliates will continue to be subject to the approval of a majority of disinterested members of the Board of Directors and will continue to be on terms no less favorable to the Company than those that could be negotiated with nonaffiliated parties.

     During February 1994, the Board adopted a blanket policy approving in advance all Joint Participations with Affiliated Persons in oil and gas prospects and properties after that date, provided that the participations of said Affiliated Persons are on the same basis as participations with nonaffiliated persons. In those instances when there are no nonaffiliated third party participants, prior Board approval is required on a participation-by-participation basis.

                              SECTION 16 REPORTING

     Section 16(a) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), requires the Company's officers and directors, and persons who own more than 10% of a registered class of the Company's equity securities, to file reports of ownership and changes in ownership with the Securities and Exchange Commission ("SEC"). Each of these persons is required by SEC regulation to furnish the Company with copies of Section 16(a) filings. Based solely on its review of copies of such forms received by it and written representations from certain reporting persons that no Form 5's were required for those persons, the Company believes that, during the fiscal year ended December 31, 1995, its officers, directors, and greater than 10% beneficial owners complied with all applicable filing requirements.

                        PROPOSAL TO RATIFY THE SELECTION
                    OF COOPERS & LYBRAND L.L.P. AS AUDITORS
                           (PROPOSAL 2 ON PROXY CARD)

     The Board of Directors voted to engage Coopers & Lybrand L.L.P. as independent accountants to audit the financial statements of the Company for the fiscal year ending December 31, 1996, and directed that such engagement be submitted to the stockholders of the Company for ratification. In recommending ratification by the stockholders of such engagement, the Board of Directors is acting upon the recommendation of the Audit Committee, which has satisfied itself as to the firm's professional competence and standing. Although ratification by stockholders of the engagement of Coopers & Lybrand L.L.P. is not required by Delaware corporate law or the Company's Certificate of Incorporation or Bylaws, management feels a decision of this nature should be made with the consideration of the Company's stockholders. If stockholder approval is not received, management will reconsider the engagement.

     It is expected that one or more representatives of Coopers & Lybrand L.L.P. will be present at the Meeting and will be given the opportunity to make a statement if they so desire. It also is expected that the representatives will be available to respond to appropriate questions from the stockholders.

     Ratification of the selection of Coopers and Lybrand L.L.P. requires the affirmative vote of the holders of a majority of the Common Stock present, or represented, and entitled to vote at the Meeting assuming the presence of a quorum. Each share of Common Stock is entitled to one vote.

     THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE RATIFICATION OF COOPERS & LYBRAND L.L.P. AS INDEPENDENT AUDITORS FOR THE COMPANY'S 1996 FISCAL YEAR. PROXIES RECEIVED WILL BE SO VOTED UNLESS STOCKHOLDERS SPECIFY OTHERWISE IN THE PROXY.

                     COST AND METHOD OF PROXY SOLICITATION

     The accompanying Proxy is being solicited on behalf of the Board of Directors of the Company. All expenses for soliciting Proxies, including the expense of preparing, printing and mailing the form of Proxy and the material used in the solicitation thereof, will be borne by the Company. In addition to the use of the mails, Proxies may be solicited by personal interview, telephone and telegram by directors and regular officers and employees of the Company. Such persons will receive no additional compensation for such services. Arrangements may also be made with brokerage houses and other custodians, nominees and fiduciaries for the forwarding of solicitation material to the beneficial owners of stock held of record by such persons, and the Company may reimburse them for reasonable out-of-pocket expenses incurred by them in connection therewith.

              ANNUAL REPORTS AND CONSOLIDATED FINANCIAL STATEMENTS

     You are referred to the Company's annual report, including consolidated financial statements, for the year ended December 31, 1995, enclosed herewith for your information. The annual report is not incorporated in this Proxy Statement and is not to be considered part of the soliciting material.

                      DEADLINE FOR RECEIPT OF STOCKHOLDER
                       PROPOSALS FOR 1997 ANNUAL MEETING

     Any proposals that stockholders of the Company desire to have presented at the 1997 Annual Meeting of Stockholders must be received by the Company at its principal executive offices no later than December 31, 1996.

SNYDER, TEXAS
April 26, 1996

                                                                        ANNEX VI
- - --------------------------------------------------------------------------------
- - --------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-Q

/X/ QUARTERLY REPORT UNDER SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE ACT OF 1934

                 FOR THE QUARTERLY PERIOD ENDED MARCH 31, 1996

                                       OR

/ / TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE ACT OF 1934

              FOR THE TRANSITION PERIOD FROM ________ TO ________

                         COMMISSION FILE NUMBER 0-22664

                             PATTERSON ENERGY, INC.
             (Exact name of registrant as specified in its charter)

            DELAWARE                                     75-2504748
(State or other jurisdiction of             (I.R.S. Employer Identification No.)
 incorporation or organization)

          P. O. DRAWER 1416, 4510 LAMESA HIGHWAY, SNYDER, TEXAS 79550 (Address of principal executive
        offices)                               (Zip Code)

                                 (915) 573-1104
              (Registrant's telephone number, including area code)

                                   NO CHANGE
   (Former name, former address and former fiscal year, if changed since last report.)

     Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15 (d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

                            Yes /X/          No / /

     As of May 2, 1996 the issuer had 3,194,951 shares of Common Stock, par value $0.01 per share, outstanding.

- - --------------------------------------------------------------------------------
- - --------------------------------------------------------------------------------

                             PATTERSON ENERGY, INC.

                                     INDEX

PART I--FINANCIAL INFORMATION                                                             PAGE
- - ----------------------------------------------------------------------------------------  ----
Item 1.   Financial statements
          Unaudited consolidated balance sheets.........................................    3
          Unaudited consolidated statements of income...................................    5
          Unaudited consolidated statements of cash flows...............................    6
          Notes to unaudited consolidated financial statements..........................    7
Item 2.   Management's Discussion and Analysis of Financial Condition and Results of
          Operations....................................................................    8

PART II--OTHER INFORMATION
- - ----------------------------------------------------------------------------------------
Item 6.   Exhibits and Reports on Form 8-K..............................................   10
          Signatures....................................................................   11

                         PART I--FINANCIAL INFORMATION

ITEM 1. FINANCIAL STATEMENTS

     THE FOLLOWING CONSOLIDATED FINANCIAL STATEMENTS INCLUDE ALL ADJUSTMENTS WHICH IN THE OPINION OF MANAGEMENT ARE NECESSARY IN ORDER TO MAKE SUCH FINANCIAL STATEMENTS NOT MISLEADING.

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                                  (UNAUDITED)

                                                                      DECEMBER
                                                                        31,        MARCH 31,
                                                                        1995          1996
                                                                     ----------    ----------
                                           ASSETS
Current assets:
  Cash and cash equivalents.......................................   $ 2,467,482   $ 3,432,761
  Accounts receivable:
     Trade:
       Billed.....................................................     8,722,373     7,709,159
       Unbilled...................................................     1,807,029     1,184,350
     Oil and gas sales............................................       487,027       414,185
  Equipment inventory.............................................       405,049       469,606
  Deferred income taxes...........................................       614,567       614,567
  Undeveloped oil and gas properties held for resale..............     2,122,112     2,785,351
  Other current assets............................................       174,588       153,655
                                                                     -----------   -----------
          Total current assets....................................    16,800,227    16,763,634
                                                                     -----------   -----------
Property and equipment, at cost, net..............................    26,470,324    26,898,518
Deposits on workers' compensation insurance policy................       343,760       343,760
Deferred income taxes.............................................            --     1,609,892
Other assets......................................................       176,115       148,977
                                                                     -----------   -----------
          Total assets............................................   $43,790,426   $45,764,781
                                                                     ===========   ===========

     See accompanying notes to unaudited consolidated financial statements.
                                  (Continued)

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

                                  (UNAUDITED)

                      LIABILITIES AND STOCKHOLDERS' EQUITY

                                                                      DECEMBER
                                                                        31,        MARCH 31,
                                                                        1995          1996
                                                                     ----------    ----------
Current liabilities:
  Current maturities of notes payable.............................   $   909,634   $ 2,207,005
  Accounts payable:
     Trade........................................................     6,102,382     5,529,134
     Revenue distribution.........................................     1,595,411     1,481,773
     Other........................................................       245,374       290,900
  Accrued expenses................................................     1,657,994     1,514,347
                                                                     -----------   -----------
          Total current liabilities...............................    10,510,795    11,023,159
                                                                     -----------   -----------
Notes payable, less current maturities............................    12,906,473    12,592,363
                                                                     -----------   -----------
Commitments and contingencies.....................................            --            --
Stockholders' equity:
  Preferred stock--par value $.01; authorized
     1,000,000 shares, no shares issued...........................            --            --
  Common stock--par value $.01; authorized
     5,000,000 shares, issued and outstanding shares of
     3,194,951....................................................        31,950        31,950
  Additional paid-in capital......................................    14,095,200    14,095,200
  Retained earnings...............................................     6,246,008     8,022,109
                                                                     -----------   -----------
          Total stockholders' equity..............................    20,373,158    22,149,259
                                                                     -----------   -----------
            Total liabilities and stockholders' equity............   $43,790,426   $45,764,781
                                                                     ===========   ===========

     See accompanying notes to unaudited consolidated financial statements.

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                                  (UNAUDITED)

                                                                   THREE MONTHS ENDED MARCH 31,
                                                                   ----------------------------
                                                                        1995          1996
                                                                     ----------    ----------
Operating revenues:
  Drilling........................................................   $ 9,042,256   $10,533,137
  Oil and gas sales...............................................       918,913     1,324,143
  Well operation fees.............................................       251,941       344,827
  Other...........................................................        40,610        74,015
                                                                     -----------   -----------
                                                                      10,253,720    12,276,122
                                                                     -----------   -----------
Operating costs and expenses:
  Direct drilling costs...........................................     7,454,536     8,746,180
  Lease operating and production..................................       276,525       387,546
  Exploration costs...............................................        68,653       115,929
  Dry holes and abandonments......................................       154,580        67,921
  Depreciation, depletion and amortization........................     1,029,769     1,733,382
  General and administrative expense..............................       720,512       808,092
                                                                     -----------   -----------
                                                                       9,704,575    11,859,050
                                                                     -----------   -----------
Operating income..................................................       549,145       417,072
                                                                     -----------   -----------
Other income (expense):
  Net gain on sale of assets......................................        28,984        26,613
  Interest income.................................................        34,561        34,640
  Interest expense................................................      (187,876)     (329,454)
  Other...........................................................         5,057        40,777
                                                                     -----------   -----------
          Other expense, net......................................      (119,274)     (227,424)
                                                                     -----------   -----------
Income before income taxes........................................       429,871       189,648
                                                                     -----------   -----------
Income taxes:
  Current.........................................................        16,601        23,439
  Deferred income tax benefit, net................................            --    (1,609,892)
                                                                     -----------   -----------
          Income tax expense (benefit)............................        16,601    (1,586,453)
                                                                     -----------   -----------
Net income........................................................   $   413,270   $ 1,776,101
                                                                     ===========   ===========
Net income per common share:
  Primary.........................................................   $       .16   $       .53
                                                                     ===========   ===========
  Assuming full dilution..........................................   $       N/A   $       .53
                                                                     ===========   ===========
Weighted average number of common shares outstanding
  Primary.........................................................     2,635,000     3,334,032
                                                                     ===========   ===========
  Assuming full dilution..........................................           N/A     3,340,594
                                                                     ===========   ===========

     See accompanying notes to unaudited consolidated financial statements.

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (UNAUDITED)

                                                                   THREE MONTHS ENDED MARCH 31,
                                                                   ----------------------------
                                                                        1995          1996
                                                                     ----------    ----------
Cash flows from operating activities:
  Net income......................................................   $   413,270   $ 1,776,101
  Adjustments to reconcile net income to net cash from operating activities:
     Depreciation, depletion and amortization.....................     1,029,769     1,733,382
     Net gain on sale of assets...................................       (28,984)      (26,613)
     Deferred income tax benefit..................................            --    (1,609,892)
     Change in current assets and liabilities:
       Decrease in trade accounts receivable......................     1,167,078     1,635,893
       (Increase) decrease in oil and gas sales receivable........       (27,648)       72,842
       Increase in oil and gas properties held for resale.........      (191,170)     (663,239)
       Increase in other current assets...........................      (205,484)      (43,624)
       Decrease in trade accounts payable.........................    (1,084,245)     (573,248)
       Increase (decrease) in revenue distribution payable........       514,186      (113,638)
       Decrease in other current liabilities......................      (288,037)      (98,121)
                                                                     -----------   -----------
     Net cash provided by operating activities....................     1,298,735     2,089,843
                                                                     -----------   -----------
Cash flows from investing activities:
  Purchases of property and equipment.............................    (3,479,195)   (2,170,860)
  Sale of property and equipment..................................        43,010        35,897
  (Increase) decrease in other assets.............................       (20,925)       27,138
                                                                     -----------   -----------
     Net cash used in investing activities........................    (3,457,110)   (2,107,825)
                                                                     -----------   -----------
Cash flows from financing activities:
  Proceeds from notes payable.....................................     5,500,000     1,140,000
  Payments on notes payable.......................................    (1,537,824)     (156,739)
  Loan commitment fees............................................       (67,242)           --
                                                                     -----------   -----------
     Net cash provided by financing activities....................     3,894,934       983,261
                                                                     -----------   -----------
     Net increase in cash and cash equivalents....................     1,736,559       965,279
Cash and cash equivalents at beginning of period..................     3,369,382     2,467,482
                                                                     -----------   -----------
Cash and cash equivalents at end of period........................   $ 5,105,941   $ 3,432,761
                                                                     ===========   ===========
Supplemental disclosure of cash flow information:
  Cash paid during the period for:
     Interest.....................................................   $   171,856   $   328,791
     Income taxes.................................................        81,371            --

     See accompanying notes to unaudited consolidated financial statements.

                    PATTERSON ENERGY, INC. AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (UNAUDITED)

     1. The consolidated financial statements include the accounts of Patterson Energy, Inc. dba Patterson Drilling Company and its wholly-owned subsidiaries, Patterson Petroleum, Inc., Patterson Petroleum Trading Company, Inc. and Patterson Drilling Programs, Inc. (collectively referred to as the "Company"). All significant intercompany accounts and transactions have been eliminated.

     The consolidated financial statements have been prepared by the management of the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading. In the opinion of management, all adjustments (consisting of only normal recurring accruals) considered necessary for presentation of the information have been included.

     The results of operations for the three months ended March 31, 1996 are not necessarily indicative of the results to be expected for the full year.

     Certain reclassifications have been made to the 1995 consolidated financial statements in order for them to conform with the 1996 presentation.

     2. Effective March 31, 1996, the Company revised its estimates relative to the realization of the future benefits of its net operating loss carryforwards and, accordingly, fully reduced the related valuation allowance. As such, the corresponding net tax benefit totalling approximately $1,610,000 was credited to income. The Company continues to maintain a valuation allowance of approximately $470,000 as it does not appear likely that the Company will realize the benefit of certain other deferred tax assets prior to their respective expirations.

     3. The Company adopted Statement of Financial Accounting Standard No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of" during the fiscal quarter ended March 31, 1996. The Statement establishes accounting standards for determining the impairment of the Company's long-lived assets. Implementation of the Statement did not result in any adjustments to the carrying values of the Company's assets.

     The Company adopted Statement of Financial Accounting Standard No. 123, "Accounting for Stock-Based Compensation" during the fiscal quarter ended March 31, 1996. The Statement defines a fair value based method of accounting (i.e., using an option pricing model such as Black-Scholes) for employee stock options or similar equity instrument plans, but also allows an entity to measure compensation costs for those plans using the intrinsic value (the amount by which the market price of the underlying stock exceeds the underlying price of the option) based method accounting as prescribed by Accounting Principles Board Opinion No. 25. The Company has elected to continue using the intrinsic value based method as allowed by the Statement. There were no stock options issued during the quarter ended March 31, 1996.

     4. On April 22, 1996, the Company and Tucker Drilling Company, Inc. ("Tucker"), executed a definitive merger agreement pursuant to which the Company will be merged with and into Tucker and the Company will be the survivor. The terms of the merger agreement provide that each outstanding share of Tucker's common stock will be converted into the right to receive 0.74 of a share of the Company's common stock.

     The merger will take the form of a tax-free exchange and is expected to be accounted for as a pooling of interests. The merger has been approved by the Boards of Directors of the Company and Tucker and is subject to approval by their respective stockholders as well as other customary conditions and approvals.

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

LIQUIDITY AND CAPITAL RESOURCES

     As of March 31, 1996, the Company had working capital of approximately $5,740,000 and cash and cash equivalents of approximately $3,433,000 as compared to a working capital of approximately $6,385,000 and cash and cash equivalents of approximately $5,106,000 as of March 31, 1995. For the three months ended March 31, 1996, the Company generated net cash from operations of approximately $2,090,000 and borrowed additional funds in the amount of $1,140,000. These funds were used primarily to acquire drilling and other related equipment of approximately $1,238,000, to fund leasehold acquisition, exploration and development of approximately $933,000, to reduce certain notes payable by approximately $157,000 and to increase cash by approximately $965,000.

     The Company's management believes that it will continue to use cash flow from operations and borrowings (if available) which, together with the current working capital should be sufficient to fund operations, and service notes payable for at least the next 12 months. The Company's ability to repay debt would be adversely affected by a decline in natural gas and crude oil prices or by unsuccessful results in the Company's contract drilling activities or exploration, development and production activities. See "Volatility of Oil and Gas Prices" below in this Item.

     The Company believes it must continually upgrade and maintain its contract drilling fleet, and has budgeted approximately $4,000,000 in capital expenditures for fiscal year 1996 for maintaining the contract drilling fleet. For the three months ended March 31, 1996 the Company had expended $1,146,000 of this budget for the acquisition of drilling equipment (primarily new drill pipe).

     The Company has budgeted approximately $4,000,000 for capital expenditures in the oil and gas segment in 1996. The funds (if available) will be used for leasehold acquisitions, exploration and development of oil and gas properties. As of March 31, 1996 the Company had expended approximately $933,000 of this budget and has drawn down, in the first quarter of 1996, $1,000,000, of a $3,500,000 line of credit with Norwest Bank Texas, Wichita Falls, N.A.

RESULTS OF OPERATIONS

Comparison of the fiscal quarters ended March 31, 1996 and 1995

     For the fiscal quarter ended March 31, 1996 contract drilling revenues were approximately $10,533,000 as compared to $9,042,000 for the same fiscal quarter in 1995, an increase of 16%. Average rig utilization was 77% for the fiscal quarter ended March 31, 1996 as compared to 76%, in the same fiscal quarter in 1995. Direct contract drilling cost for the fiscal quarter ended March 31, 1996 was approximately $8,746,000 or 83% of contract drilling revenues as compared to approximately $7,455,000 or 82% of contract drilling revenues for the same period in 1995. The increase in contract drilling revenues and direct drilling costs was due primarily to the addition of three drilling rigs acquired during the second and third quarters of 1995. General and administrative expense for the contract drilling segment was $447,000 for the fiscal quarter ended March 31, 1996 as compared to approximately $442,000 for the same period in 1995. Depreciation expense was approximately $1,131,000 for the drilling segment in the fiscal quarter ended March 31, 1996 as compared to approximately $693,000 in the same period in 1995. The increase in depreciation expense is due primarily to the addition of the aforementioned drilling rigs in late 1995 and significant capital expenditures for drill pipe. The Company expended approximately $4,254,000 during fiscal 1995 and approximately $556,000 during the fiscal quarter ended March 31, 1996 to acquire approximately 242,000 feet of new drill pipe. In the fiscal quarter ended March 31, 1996, income from this segment was approximately $268,000 as compared to approximately $458,000 for the same period in 1995.

     Oil and gas revenue was approximately $1,324,000 for the fiscal quarter ended March 31, 1996, as compared to approximately $919,000 for the fiscal quarter ended March 31, 1995. The volume of oil and gas sold increased by 22% and 43%, respectively, in the fiscal quarter ended March 31, 1996 as compared to the same period in 1995. The average price per barrel of oil was $18.30 in the first quarter of 1996 as compared to $16.46 for the same period in 1995, and the average price per mcf of gas was $1.53 in the first quarter of 1996 as compared to $1.37 in the first quarter of 1995. General and administrative expenses for the oil and gas segment was approximately $361,000 for the fiscal quarter ended March 31, 1996 as compared to approxi-

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS (CONTINUED)

mately $279,000 for the same period in 1995. In the fiscal quarter ended March 31, 1996 income from the oil and gas segment was approximately $217,000 as compared to $125,000 for the fiscal quarter ended March 31, 1995.

     For the fiscal quarter ended March 31, 1996 interest expense was approximately $329,000 compared to $188,000 for the same period in 1995. The increase is due to higher interest rates and an increase in the principal balance of outstanding notes payable.

INCOME TAXES

     Subsequent to fiscal year end 1995 and first quarter end March 31 1996, the Company revised its estimates relative to the realization of the future benefits of its deferred tax assets, particularly the net operating loss carryforwards. In light of the Company's recent historical earnings, stable rig utilization rates and increased crude oil prices, management has determined that it is more likely than not that the Company will realize the benefits provided by its net operating loss carryforwards and certain other deferred tax assets. As such, the Company reduced its valuation allowance and recognized a net deferred income tax benefit of approximately $1,610,000 in the quarter ended March 31, 1996.

VOLATILITY OF OIL AND GAS PRICES

     The Company's revenue, profitability and future rate of growth are substantially dependent upon prevailing prices of oil and gas, both with respect to its contract drilling and oil and gas segments. Historically, oil and gas prices and markets have been extremely volatile. Prices are affected by market supply and demand factors as well as actions of state and local agencies, the United States and foreign governments and international cartels. All of these are beyond the control of the Company. Any significant or extended decline in those prices would have a material adverse effect on the Company's financial condition and results of operations. The price of oil fell to a five-year low in December, 1993, ($13.50 per barrel in the United States) and has risen and fallen since then to $21.11 per barrel on May 7, 1996.

     The average price of natural gas per mcf received by the Company has increased from $1.37 in the first quarter of 1995 to $1.53 in the first quarter of 1996. The sustained low prices of natural gas in particular have continued to suppress the demand for contract drilling rigs in South and Southeast Texas and have caused the Company's contract drilling rates in that area to remain relatively flat among periods. If oil and gas prices decline from their current levels, the Company's rig utilization, contract drilling rates and oil and gas operations would be further adversely effected.

                          PART II -- OTHER INFORMATION

ITEM 6. EXHIBITS AND REPORTS ON FORM 8-K

     (a)  Exhibits.

        The following Exhibit is filed herewith or incorporated by reference herein:

        11. Statement re computation of per share earnings.

        27. Financial Data Schedule

                                   SIGNATURE

     In accordance with the requirements of the Securities Exchange Act of 1934, the registrant has caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            PATTERSON ENERGY, INC.

                                            By: /s/ CLOYCE A. TALBOTT
                                                ---------------------------
                                                    Cloyce A. Talbott
                                                Chairman of the Board and
                                                 Chief Executive Officer

                                            By: /s/ JAMES C. BROWN
                                                ---------------------------
                                                    James C. Brown
                                                Vice President Finance

DATED: May 8, 1996

                                                                       ANNEX VII
================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  FORM 10-KSB
/X/ ANNUAL REPORT UNDER SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE, ACT OF 1934 FOR THE FISCAL YEAR ENDED MARCH 31,1996

/ / TRANSITION REPORT UNDER SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE ACT OF 1934

                         COMMISSION FILE NUMBER 0-7984

                         TUCKER DRILLING COMPANY, INC.
                 (Name of small business issuer in its charter)

                   DELAWARE                                     75-1462136
       (State of other jurisdiction of                       (I.R.S. Employer
        incorporation or organization)                     Identification No.)
                P.O. BOX 1876                                     76902
              SAN ANGELO, TEXAS                                 (Zip Code)
   (Address of principal executive offices)

         Issuer's telephone number, including area code: (915) 655-6773

         SECURITIES REGISTERED UNDER SECTION 12(b) OF THE EXCHANGE ACT:

              None                                       None
- - --------------------------------      -----------------------------------------
      Title of each class             Name of each exchange on which registered

       SECURITIES REGISTERED UNDER TO SECTION 12(g) OF THE EXCHANGE ACT:

                            COMMON STOCK, $.01 PAR VALUE
                            -----------------------------
                                  (Title of Class)

     CHECK WHETHER THE ISSUER (1) HAS FILED ALL REPORTS REQUIRED TO BE FILED BY
SECTION 13 OR 15 (D) OF THE EXCHANGE ACT DURING THE PAST 12 MONTHS (OR FOR SUCH SHORTER PERIOD THAT THE ISSUER WAS REQUIRED TO FILE SUCH REPORTS), AND (2) HAS BEEN SUBJECT TO SUCH FILING REQUIREMENTS FOR THE PAST 90 DAYS.

                            YES /X/          NO / /

     CHECK IF THERE IS NO DISCLOSURE OF DELINQUENT FILERS IN RESPONSE TO ITEM 405 OF REGULATION S-B AND NO DISCLOSURE WILL BE CONTAINED IN THIS FORM, TO THE BEST OF REGISTRANT'S KNOWLEDGE, IN DEFINITIVE PROXY OR INFORMATION STATEMENTS INCORPORATED BY REFERENCE IN PART III OF THIS FORM 10-KSB. /X/

     ISSUER'S TOTAL REVENUES FOR THE YEAR ENDED MARCH 31, 1996 WERE $17,870,000.

     THE AGGREGATE MARKET VALUE OF THE VOTING STOCK HELD BY NON-AFFILIATES OF THE ISSUER ON MAY 24, 1996 WAS $22,462,000.

     THE NUMBER OF SHARES OF COMMON STOCK OF THE REGISTRANT OUTSTANDING ON MAY 24, 1996: 2,103,476.
================================================================================

                                     PART I

ITEM 1. DESCRIPTION OF BUSINESS

                        GENERAL DEVELOPMENT OF BUSINESS

     The Company is the successor to a business originally formed in 1951 by Walter F. Tucker and others to provide contract drilling of oil and gas wells. In 1958, Mr. Tucker purchased the interests of his partners and formed the Company's predecessor, Tucker Drilling Company, Inc., a Texas corporation which was merged into the Company in 1975. The Company incorporated in Delaware in 1974 to merge with its predecessor for the purpose of changing the domicile of the predecessor corporation. Prior to the merger, the Delaware corporation had no other operations.

     As used herein, the term "Company" or "Registrant" shall refer to Tucker Drilling Company, Inc., and its predecessors.

     The Company is principally engaged in onshore contract oil and gas drilling operations in Texas, and also engages in oil and gas exploration and development for its own account and in the production and sale of oil and gas from its net reserves. Most of the Company's contract drilling activities were conducted in West and North Texas in the Permian and Hardeman Basins.

                               INDUSTRY SEGMENTS

     For information on business segments of the Company, see Note G to the Financial Statements, Page 25.

                       NARRATIVE DESCRIPTION OF BUSINESS

CONTRACT DRILLING

     General. The Company engages in onshore contract drilling of oil and gas wells for major oil companies, independent oil and gas producers and for its own account. The Company owns and operates 13 land drilling rigs with depth capacities to 13,500 feet. Generally, the Company's rigs are operated in the Permian Basin of West Texas and the Hardeman Basin of North Texas. An onshore drilling rig consists of engines, drawworks, mast, pumps to circulate the drilling fluid, blowout preventers, the drillstring and related equipment. The size and type of rig utilized depend upon well depth and site conditions, among other factors.

     Contracts. All wells drilled by the Company are on the basis of rate charges determined on a footage, daywork or, turnkey basis or a combination thereof, with rates dependent on the anticipated complexity of drilling the well, on-site drilling conditions, the type of equipment to be used, the Company's estimate of the risks involved and the estimated duration of the work to be performed, among other considerations. For the two years ended March 31, 1996, the majority of contracts were performed on a footage basis, the substantial portion of which were in the mid depth range of 6,000 to 9,000 feet.

     Drilling contracts are obtained either through competitive bidding or through direct negotiation. Contracts are usually entered into for short-term periods covering the drilling of one or more wells and obligate the Company to advance certain costs and to assume certain expenses in connection with drilling operations.

     Contracts entered into on a footage basis provide for an agreed price per foot drilled regardless of the time required or the problems involved in drilling the well, with certain limitations, and related costs of drilling (i.e., rig mobilization, labor, fuel usage and other costs) are included in the footage charge. Daywork contracts provide for a fixed charge per day for drilling the well, and the customer generally bears the major portion of the related costs of drilling. In other instances, the Company drills wells on a turnkey basis which normally requires the drilling of a well to a specified depth at an agreed price. Compared to daywork contracts, footage and turnkey contracts involve a higher degree of risk to the Company, and accordingly, normally provide a potential for greater profitability.

     The Company encounters substantial risk of damage to its property and property to others, personal injury to its employees and others, and loss of hole, among other risks. Such risks may result in difficulty in predicting future costs and recovering costs through pricing of contracts.

     The following table sets forth for each of the periods indicated the approximate percentages of contract drilling revenues attributable to each of the various forms of drilling contracts performed by the Company.

                                                                                  YEAR ENDED
                                                                                   MARCH 31,
                                                                                 -------------
                               TYPE OF CONTRACT                                  1996     1995
- - -------------------------------------------------------------------------------  ----     ----
Footage........................................................................   61%      95%
Daywork........................................................................   39%       5%

     Contract drilling operations depend on the availability of drill pipe and bits, fuel and qualified personnel, some of which have, from time to time, been in short supply. The Company has not recently experienced any shortage of these resources.

     Market, Customers and Competition. The following table sets forth certain information regarding the Company's contract drilling activity for the two-year period ended March 31, 1996.

                                                                                   NUMBER
                                                                                   OF RIGS
                                                        NUMBER      PERCENTAGE    OPERATING        RIG
                                                       OF WELLS         OF        AT END OF    UTILIZATION
               YEAR ENDED MARCH 31:                   DRILLED(1)     REVENUES      PERIOD        RATE(2)
- - ---------------------------------------------------   ----------    ----------    ---------    -----------
1996...............................................       166           93%            5           52%
1995...............................................       281           96%           10           66%

- - ---------------

(1) Certain contracts were in connection with Company-operated wells in which the Company assumed its proportionate share of the drilling expenses. The number of gross wells involved in such contracts in which the Company had varying percentage interests for the two years ended March 31, 1996 were as follows: nine in 1996; and five in 1995.

(2) Utilization rates are based on a 365-day year. A rig is considered utilized when it is operating or being moved, assembled or dismantled under contract.

     The Company's level of drilling rig utilization is influenced primarily by the perceived level of future oil and gas prices, tax incentives, mineral lease terms, and past success ratio for drilling in the Company's areas of operations.

     The Company encounters substantial competition in its onshore contract drilling operations from other drilling contractors. The usual method of competition in the contract drilling industry is on the basis of price, customer relations, rig availability, performance and condition of equipment used. Competition can be readily moved into the Company's areas of operations at any time. Many of such competitors have greater resources and personnel than the Company.

     For the year ended March 31, 1996, the Company drilled a total of 157 wells for 40 unaffiliated customers, most of whom were independent oil and gas operators. This compared with 276 wells drilled for 38 unaffiliated customers for the year ended March 31, 1995. During the year ended March 31, 1996 two contract drilling customers accounted for 21% and 19%, respectively, of revenues. During the year ended March 31, 1995 three contract drilling customers accounted for 17%, 15% and 14%, respectively, of revenues.

OIL AND GAS OPERATIONS

     General. The Company's oil and gas operations consist of the geological evaluation of prospective oil and gas properties, the acquisition of oil and gas leases or other mineral interests for the purpose of drilling for its own account, and the production and sale of oil and gas from its properties. These operations are principally conducted in West Texas.

     The Company has one full-time geologist whose services are principally utilized in the generation and evaluation of oil and gas prospects. From time to time the Company also utilizes the services of independent consulting geologists.

     The Company participates with other individuals, partnerships and corporations in its oil and gas operations, as is customary in the industry. For some of the wells in which it has an interest the Company acted as drilling contractor and acts as operator through agreements with other interest owners. These agreements give the Company responsibility for and control of drilling, completion and operations of the wells.

     The Company's agreements involving the drilling of wells with participants vary but generally provide for a working interest with a proportionate or less than proportionate share of costs to the Company on the first well drilled on a prospect to the point a well is determined to be commercially productive or is otherwise plugged and abandoned. These agreements also provide that all participants, including the Company, pay their proportionate share of all subsequent costs. In addition, where the Company is the operator, interest owners make an additional per well payment to the Company to compensate it for its administrative and supervisory services.

     Substantial capital is required for oil and gas exploration and development. The Company has financed its oil and gas operations through cash flows generated from its operations. The extent and the ability of the Company to participate in oil and gas exploration and development operations in the future will largely depend on the continued ability to generate such funds.

     Market, Customers and Competition. No customer for oil and gas produced by the Company accounted for 10% or more of the Company's revenues for the fiscal year ended March 31, 1996.

     Oil and gas produced by the Company is marketed under contracts in accordance with usual industry practice. Oil is sold under short-term agreements for delivery at the well site, at posted field prices of the oil produced. Gas is sold under short-term or negotiated long-term supply contracts for delivery at the well head, with periodic price redetermination clauses. The price of the Company's gas is not regulated at this time.

     Demand and prices for oil and gas in general may depend on domestic production and consumption, the amount of foreign oil imported and, in the case of gas, the proximity and capacity of natural gas pipelines and the availability of alternative fuels. There can be no assurance that current market conditions will continue to exist, nor can it be determined what effect, if any, future regulation of the oil and gas industry will have upon the Company's marketing, operations or production.

     Principal materials essential for exploration and production of oil and gas are drilling rigs and related equipment, production and completion equipment and supplies, tubing, pumps and pump parts, gas transmission lines, storage tanks, and other related materials and services. In addition, an adequate availability of prospects and qualified technical personnel are necessary ingredients to successful exploration efforts. Except for the availability of its own drilling rigs, the Company must compete for these materials, properties, and services with other oil and gas operators and with other industries as well. While the Company has maintained satisfactory long-term associations and contacts with suppliers of these materials and services and has maintained an active land department for the acquisition of new properties, the continued availability of such materials and services and oil and gas prospects is dependent on a number of factors not within the control of the Company, and such availability cannot always be assured.

     The Company encounters strong competition from major oil and gas companies, independent oil and gas operators and others in acquiring properties and leases for exploration. Many of the Company's competitors have financial resources, technical staffs and facilities substantially greater than those of the Company. This competition has intensified in recent years due to the shortage of attractive and available prospects.

THE EFFECTS OF COMPLIANCE WITH ENVIRONMENTAL CONTROL AND CONSERVATION LAWS

     The production of oil and gas and the exploration for petroleum products in general are subject to regulation under the conservation laws and environmental regulations of the majority of the oil and gas producing states as well as the federal government. These regulations generally govern the allowable rates and volume of production for oil and gas, the type of equipment used, the spacing of wells, the treatment of abandoned wells, the anti-pollution measures to be observed in drilling and production and numerous other matters.

     The enforcement of these regulations may have the effect of substantially increasing the cost of equipment and the conduct of the Company's operations, particularly with respect to the measures necessary for compliance with existing environmental control laws. Within the state of Texas where substantially all of the Company's operations are conducted, these regulations are principally enforced at the state level by the Texas Railroad Commission and the Texas Water Commission.

     The Company believes that its equipment as currently utilized and its methods of operations generally conform to the standards of applicable regulations, and the Company does not anticipate any material or extraordinary capital expense to comply with these regulations.

NUMBER OF PERSONS EMPLOYED BY THE COMPANY

     At March 31, 1996, the Company employed 168 persons all of whom are full time employees, of which 150 persons were employed in operations, 9 persons were administrative employees, 8 persons were supervisory personnel, and there was one technical staff.

ITEM 2. DESCRIPTION OF PROPERTIES

     The significant properties of the Company consist of (i) proved developed oil and gas reserves, (ii) undeveloped mineral leasehold interests, (iii) machinery and equipment, and (iv) office and support facilities, more particularly described as follows:

PROVED DEVELOPED OIL AND GAS RESERVES

     Substantially all of the Company's production of oil and gas and producing properties are located within the United States, in the State of Texas.

     The Company's estimated proved oil and gas reserves at March 31, 1996, as compared with March 31, 1995:

     ESTIMATES OF RESERVES AND PRODUCTION PERFORMANCE ARE SUBJECTIVE AND MAY CHANGE MATERIALLY AS ACTUAL PRODUCTION INFORMATION BECOMES AVAILABLE.

                                                               NET QUANTITIES OF     ESTIMATED
                                                                PROVED RESERVES       FUTURE
                                                                   (1)(4)(5)            NET
                                                              -------------------    REVENUES
                                                                OIL        GAS       DISCOUNTED
                                                               BBLS.      MCF(2)      AT 10%
                                                              -------    --------    ---------
Proved developed reserves:(3)
  March 31, 1995...........................................   130,575    1,287,092   $2,179,000
  March 31, 1996...........................................   151,894    1,298,421   $2,437,000

     See Note I, Item 1 of Notes to Financial Statements
- - ---------------

(1) "Proved Reserves" are estimated quantities of crude oil and natural gas which geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. Prices for oil and gas control the economic limitations for the extraction of oil and gas, and the Company has calculated its reserves on the basis of prices for oil and gas in effect on the dates the estimates were made. Revisions of prices, either upward or downward, would affect the estimates of the Company's reserves.

(2) No information is included for any reserves of gas which do not have access to pipelines. Proved reserves are shown only for properties in those areas which are now open to production.

(3) Proved developed reserves are the estimated quantities of oil and gas which can be expected to be recovered through existing wells with existing equipment and operating methods.

(4) Estimates are based upon studies prepared by Badgwell & Haas, independent engineers.

(5) Reserves are shown net of other interests or royalties, and include operated and non-operated properties.

     Other than with the Securities and Exchange Commission, the Company has not filed any oil or gas estimates, nor has it included any such estimates in reports to federal governmental agencies.

     The following table sets forth certain information concerning production from the Company's producing properties for each of the last two fiscal years.

                                                                       YEAR ENDED MARCH 31,
                                                                      -----------------------
                                                                        1996          1995
                                                                      ---------     ---------
Crude Oil Production (in barrels)(1)................................      43,891       26,455
Natural Gas Production (in MCF)(1)(2)...............................     330,469      256,543
Gross Revenues from Production......................................  $1,275,063    $ 852,189
Production and Processing Costs(3)..................................    (334,548)    (267,823)
                                                                      ----------    ---------
Net Revenues........................................................  $  940,515    $ 584,366
                                                                      ==========    =========
Average Sale Price Per Unit:
  Oil (barrel)......................................................  $    17.79    $   17.17
                                                                      ----------    ---------
  Gas (MCF).........................................................  $     1.50    $    1.55
                                                                      ----------    ---------
Average Production Cost Per Unit (in barrel equivalents)(4).........  $     3.34    $    3.87
                                                                      ----------    ---------

- - ---------------

(1) Oil and gas production is shown net of royalties and production attributable to the interests of others.

(2) Only marketable production of gas on an "as sold" basis is included.

(3) "Production and Processing Costs" are costs directly related to the extraction of oil or gas, and do not include depreciation, depletion, or amortization of exploration and development costs. For additional information relating to production costs, see the information described below with respect to capital costs and expenses incurred in production operations.

(4) Six MCF of gas is equivalent to one barrel of oil.

     At March 31, 1996, the Company had interests in productive wells and acreage as set forth in the table below.

             PRODUCTIVE WELLS(1)(4)
- - -------------------------------------------------
         OIL                         GAS              DEVELOPED ACREAGE(1)
- - ---------------------       ---------------------     ---------------------
GROSS(2)       NET(3)       GROSS(2)       NET(3)     GROSS(2)       NET(3)
- - --------       ------       --------       ------     --------       ------
   43           7.90           29           4.80        7,720        1,290

- - ---------------

(1) Productive wells are producing wells and wells which are capable of production. Developed acres are acres which are spaced or assigned to productive wells.
(2) A gross well or acre is a well or acre in which an interest is owned. The number of gross wells or acres is the total number of wells or acres in which an interest is owned.
(3) A net well or acre is deemed to exist when the sum of the fractional ownership working interests in gross wells or acres equals one.

(4) The Company had one gross well with multiple completions at March 31, 1996, which is shown in the table above as one well.

     During the fiscal years ended March 31, 1996, and 1995, the Company participated in a total of 16 and 14, respectively, gross new wells for its own account with the following results:

                                                                       YEAR ENDED MARCH 31,
                                                                 ---------------------------------
                                                                      1996               1995
                                                                 --------------     --------------
                                                                 GROSS     NET      GROSS     NET
                                                                 -----     ----     -----     ----
Exploratory Wells:
  Oil........................................................      --        --       --        --
  Gas........................................................       1       .08        1       .25
  Dry Holes..................................................       2       .31        7       .68
                                                                   --      ----       --      ----
     TOTAL...................................................       3       .39        8       .93
                                                                   ==      ====       ==      ====
Development Wells:
  Oil........................................................       5      1.72        4      1.09
  Gas........................................................       2       .36        2       .44
  Dry Holes..................................................       6      1.30       --        --
                                                                   --      ----       --      ----
     TOTAL...................................................      13      3.38        6      1.53
                                                                   ==      ====       ==      ====

UNDEVELOPED MINERAL LEASEHOLD INTERESTS

     The Company presently has full or partial interests in oil and gas leases, oil and gas mineral rights, fee rights or other rights authorizing it to drill for and produce oil and gas.

     At March 31, 1996, the Company owned undeveloped leasehold interests (i.e., leases on which wells have not been drilled or completed to the point where production exists) in approximately 34,000 gross acres and 5,600 net acres, located principally in the Permian Basin of West Texas. This compares with approximately 9,000 gross acres and 1,300 net acres held at March 31, 1995.

     Leasehold interests in oil and gas properties are generally entered into for a fixed period of time, such as for three to five years, and are usually capable of being extended by production or the payment of delay rentals, which are payments made for the privilege of deferring production or exploration, as may be required by the terms of the lease. Such interests are also subject to development and rental requirements, which if not performed may cause the lease to be terminated. If not extended, a substantial portion of the Company's undeveloped leasehold interests expire during the next three fiscal years.

     Oil and gas properties in general are subject to customary royalty interests contracted in connection with the acquisition of title, liens incident to operating agreements, liens for current taxes, and other burdens and minor encumbrances, easements and restrictions. The Company believes that the existence of any such burdens does not materially detract from the value of its leasehold interests.

     The Company usually undertakes a comprehensive title examination of its properties at the time of acquisition, including, in most cases, receiving a title opinion of legal counsel. Prior to the commencement of drilling operations, in certain cases, a supplemental updating of title is made, depending on the date of acquisition and according to the requirements of the participants in its drilling prospect. The Company believes that the title of all of its properties is generally good and that any defects which might affect any particular parcel of property would not be deemed material.

MACHINERY AND EQUIPMENT

     Principal equipment utilized by the Company in its operations consists of thirteen land drilling rigs with depth ranges from 5,000 to 13,500 feet, all of which are in good operating order and are well maintained. Most of the Company's drilling equipment was acquired as used equipment or was otherwise assembled in the Company's yard, utilizing both new and used parts.

     The table set forth below summarizes the Company's drilling equipment available for operations.

                                                                  DEPTH RANGE
                    NUMBER OF RIG             TYPE                 (IN FEET)
                  ------------------   -------------------      ---------------
                  Rig #1............   Gardner Denver 700       5,000 - 10,500
                  Rig #2............   BDW-650                  5,000 - 10,000
                  Rig #3............   Brewster N-55            5,000 -  8,500
                  Rig #4............   BDW-650                  5,000 -  8,500
                  Rig #5............   BDW-650                  5,000 - 10,000
                  Rig #6............   BDW-800                  5,000 - 13,500
                  Rig #7............   Brewster N-45            5,000 -  7,200
                  Rig #8............   BDW-650                  5,000 - 10,500
                  Rig #9............   BDW-650                  5,000 -  8,500
                  Rig #10...........   Brewster N-55            5,000 -  8,500
                  Rig #11...........   BDW-800                  5,000 - 13,500
                  Rig #12...........   Gardner Denver 700       5,000 - 10,500
                  Rig #14...........   Brewster N-75            5,000 - 10,500

     The Company maintains a substantial inventory of spare drilling rig components in its yard at San Angelo, Texas. Many of these components have in the past been part of drilling rigs operated by the Company and may be interchanged with similar components which are part of drilling rigs currently being operated by the Company.

     The Company also owns and operates miscellaneous vehicles, pick-up trucks, and eleven tractor trailers.

OFFICE AND SUPPORT FACILITIES

     The principal offices of the Company, which are owned by the Company, are located in the Petroleum Building, 14 East Beauregard, in San Angelo, Texas consisting of approximately 11,000 square feet of office facilities. The Company owns a warehouse consisting of approximately 9,700 square feet; an equipment yard, consisting of approximately twenty-three acres; and a rig maintenance building consisting of approximately 10,000 square feet, all approximately five miles from the Company's offices.

     The Company also owns land and a building at San Angelo, which was formerly operated as a supply store by the Company.

ITEM 3. LEGAL PROCEEDINGS

     NONE

ITEM 4. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     NONE

                                    PART II

ITEM 5. MARKET FOR COMMON EQUITY AND RELATED STOCKHOLDER MATTERS

     The common stock of the Company is traded in the NASDAQ, National Market System under the symbol TUCK. The following table sets forth the high and low closing prices for the common stock on a quarterly basis for the past two years.

                                                                                    CLOSING
                                                                                    PRICES
                                                                                 -------------
                                                                                 HIGH     LOW
                                                                                 ----     ----
Fiscal 1996:
  April 1 through June 30, 1995..............................................    8        6 1/4
  July 1 through September 30, 1995..........................................    8 3/4    7
  October 1 through December 31, 1995........................................    8 3/4    7 1/4
  January 1 through March 31, 1996...........................................   10 1/2    7 5/8
Fiscal 1995:
  April 1 through June 30, 1994..............................................    5        4 3/8
  July 1 through September 30, 1994..........................................    6 1/8    4 3/4
  October 1 through December 31, 1994........................................    6 5/8    5 1/16
  January 1 through March 31, 1995...........................................    7 1/4    5

     There were approximately 453 stockholders of record on May 24, 1996.

     There have been no cash dividends paid on the common stock. The Board of Directors has historically followed a policy of reinvesting the earnings of the Company in its business and of not distributing any part thereof as dividends. The Board of Directors has no present intention to initiate the payment of cash dividends, and future dividend policy of the Company will depend on the earnings, capital requirements and financial condition of the Company and other relevant factors.

ITEM 6. MANAGEMENT'S DISCUSSION AND ANALYSIS OR PLAN OF OPERATION

LIQUIDITY AND CAPITAL RESOURCES

     As of March 31, 1996 the Company had cash and cash equivalents in the amount of $6,877,000 compared to $3,476,000 as of March 31, 1995. For the year ended March 31, 1996 cash flows from operations were $4,418,000 compared to $4,164,000 for the year ended March 31, 1995. Although working capital provided by operations decreased to $3,028,000 from $4,348,000 due primarily to a decrease in net income, relative changes in accounts receivable balances resulted in an increase in cash flow from operations in the amount of $1,517,000 for the year ended March 31, 1996. Cash flows used in investing activities was $1,163,000 for the year ended March 31, 1996 compared to $2,839,000 for the year ended March 31, 1995. Purchases of property and equipment were $3,381,000 for the year ended March 31, 1996 (approximately $2,300,000 for drilling equipment and approximately $1,100,000 for oil and gas properties) compared to $2,233,000 for the year ended March 31, 1995 (approximately $1,300,000 for drilling equipment and approximately $900,000 for oil and gas properties). Purchases of drill pipe were approximately $1,400,000 for the year ended March 31, 1996. This amount was significantly higher than planned, as the Company accelerated its purchases in anticipation of longer intervals between order and delivery, and price increases. Proceeds from the sale of property and equipment decreased to $171,000 from $1,080,000. During the year ended March 31, 1995 the Company sold its interests in 35 producing oil and gas wells. For the year ended March 31, 1996 net sales of marketable securities were $2,046,000 compared to net purchases in the amount of $1,686,000 for the year ended March 31, 1995. Management decided to decrease the average maturity of its investments of excess cash balances.

     The Company will continue to incur capital costs necessary to maintain the efficiency of its drilling rigs and to drill for its own account when necessary to maintain its leasehold position. Management expects to spend an aggregate of $1,500,000 to $2,000,000 for these purposes in the year ending March 31, 1997.

RESULTS OF OPERATIONS

Segment Revenues and Operating Income or Loss

     For the year ended March 31, 1996 compared to the year ended March 31, 1995 contract drilling revenues decreased 28% as average rig utilization decreased 14%. Revenue from daywork contracts increased to 31% from 5%. Comparing daywork to footage type contracts, daywork normally results in lower revenues and costs per day, and lower risk for the contractor. Income from this segment decreased to $1,030,000 from $3,123,000 due primarily to lower gross profit resulting from lower rig utilization.

     For the year ended March 31, 1996 compared to the year ended March 31, 1995 oil and gas sales increased 50%. Average oil volumes increased 66% to 120 barrels per day and the average price per barrel increased 4% to $17.79. Average gas volumes increased 29% to 903 MCF per day and the average price of gas decreased 3% to $1.50 per MCF. There was a loss from this segment of $169,000 for the year ended March 31, 1996 compared to a loss of $108,000 for the year ended March 31, 1995. As of March 31, 1996 the Company adopted SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and accordingly, wrote down the carrying value of certain of its oil and gas fields, resulting in a charge to expense in the amount of $159,000 for the year ended March 31, 1996.

     For the year ended March 31, 1996 general and administrative expenses include approximately $150,000 for financial advisory and legal services related to merger and acquisition activities.

INCOME TAXES

     For the year ended March 31, 1996 the Company recognized benefits of deferred income tax assets, primarily net operating loss and depletion carryforwards, in the amount of $840,000. Management believes that it is more likely than not that such carryforwards will be utilized to reduce future federal income tax liabilities of the Company. No such benefits have been recognized in prior years.

RECENT ACCOUNTING STANDARDS

     In 1995 the Financial Accounting Standards Board issued SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of", which is effective for years beginning after December 15, 1995. The Company adopted SFAS 121 as of March 31, 1996 and has determined to group all of the assets of the contract drilling segment as a whole, and the assets of the oil and gas segment by field for the purpose of determining whether an asset is impaired.

     SFAS 123, "Accounting for Stock-Based Compensation", which was issued by the Financial Accounting Standard Board, is effective for years beginning after December 15, 1995. The Statement defines a fair value based method of accounting (i.e., using an option pricing model such as Black-Scholes) for employee stock options or similar equity instrument plans, but also allows an entity to measure compensation costs for those plans using the intrinsic value (the amount by which the market price of the underlying stock exceeds the underlying price of the option) based method of accounting as prescribed by Accounting Principles Board Opinion No. 25. The Company plans to continue using the intrinsic value based method.

FUTURE

     On April 22, 1996 the Company and Patterson Energy, Inc. (Patterson) executed a definitive merger agreement whereby, subject to the approval of stockholders of the Company and Patterson and certain other conditions, the Company and Patterson will merge through an exchange of common stock with Patterson being the surviving entity. The merger is expected to be consummated during the second quarter of the Company's Fiscal Year 1997.

ITEM 7. FINANCIAL STATEMENTS

     Financial Statements are filed as a part of this report. See page 12, Index to Financial Statements.

ITEM 8. CHANGE IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

     None

                         INDEX TO FINANCIAL STATEMENTS

Report of Independent Public Accountants................................................    13
Financial Statements:
  Balance Sheets at March 31, 1996 and 1995.............................................    14
  Statements of Operations for the Years Ended March 31, 1996 and 1995..................    15
  Statements of Changes in Stockholders' Equity for the Years Ended March 31, 1996 and
     1995...............................................................................    16
  Statements of Cash Flows for the Years Ended March 31, 1996 and 1995..................    17
Notes to Financial Statements...........................................................    18

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Stockholders of TUCKER DRILLING COMPANY, INC.

     We have audited the accompanying balance sheets of Tucker Drilling Company, Inc. (a Delaware corporation) as of March 31, 1996 and 1995, and the related statements of operations, changes in stockholders' equity and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Tucker Drilling Company, Inc. as of March 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended in conformity with generally accepted accounting principles.

San Antonio, Texas                                           ARTHUR ANDERSEN LLP
May 16, 1996

                         TUCKER DRILLING COMPANY, INC.

                                 BALANCE SHEETS

                                                                             MARCH 31,
                                                                      -----------------------
                                                                         1996         1995
                                                                      ----------   ----------
ASSETS
Current assets
  Cash and cash equivalents.........................................  $ 6,877,012  $ 3,475,677
  Marketable securities, partially restricted as to use (Note C)....      524,323    2,570,459
  Accounts receivable, net of allowance for doubtful accounts of
     $17,757 in 1996 and 1995.......................................    2,073,988    2,792,795
  Insurance refund receivable.......................................           --      756,946
  Equipment inventory...............................................        8,628       25,703
  Costs of uncompleted drilling contracts in excess of related
     billings.......................................................      227,269      415,471
  Prepaid expenses..................................................      176,991      168,892
  Deferred tax assets...............................................      444,380           --
                                                                      -----------  -----------
     Total current assets...........................................   10,332,591   10,205,943
                                                                      -----------  -----------
Property and equipment, at cost
  Drilling rigs and equipment.......................................   22,363,721   20,505,968
  Producing oil and gas properties, based on successful efforts
     accounting.....................................................    5,573,617    4,944,323
  Unproved properties, based on successful efforts accounting.......      251,500      338,032
  Automotive equipment..............................................    2,392,183    1,987,932
  Buildings.........................................................    1,218,445    1,225,594
  Office furniture..................................................      520,411      511,814
  Land..............................................................       96,622       96,622
  Other.............................................................      481,942      439,602
                                                                      -----------  -----------
                                                                       32,898,441   30,049,887
     Less accumulated depreciation, depletion and amortization......   25,125,040   23,305,968
                                                                      -----------  -----------
                                                                        7,773,401    6,743,919
                                                                      -----------  -----------
Deferred tax assets.................................................      396,043           --
                                                                      -----------  -----------
Other assets........................................................      590,432      646,468
                                                                      -----------  -----------
Total assets........................................................  $19,092,467  $17,596,330
                                                                      ===========  ===========
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
  Accounts payable..................................................  $ 1,013,315  $ 1,016,303
  Accrued insurance expenses........................................      120,076      237,198
  Accrued payroll and other accrued expenses........................      264,184      307,902
  Royalties payable.................................................       91,215       70,844
  Income taxes payable..............................................       51,810       46,384
  Billings on uncompleted drilling contracts in excess of related
     costs..........................................................           --       45,000
                                                                      -----------  -----------
     Total current liabilities......................................    1,540,600    1,723,631
                                                                      -----------  -----------
Deferred liabilities................................................      376,746      324,650
                                                                      -----------  -----------
Commitments and Contingencies
Stockholders' equity
  Preferred stock, $.01 par value
     Authorized -- 500,000 shares...................................           --           --
  Common stock, $.01 par value
     Authorized shares -- 5,000,000
     Issued and outstanding shares -- 2,097,476 in 1996 and
      2,072,476 in 1995.............................................       20,975       20,725
  Capital in excess of par value....................................    4,946,384    4,799,509
  Retained earnings.................................................   12,207,762   10,727,815
                                                                      -----------  -----------
                                                                       17,175,121   15,548,049
                                                                      -----------  -----------
     Total liabilities and stockholders' equity.....................  $19,092,467  $17,596,330
                                                                      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                         TUCKER DRILLING COMPANY, INC.
                            STATEMENTS OF OPERATIONS

                                                                       YEAR ENDED MARCH 31,
                                                                     ------------------------
                                                                        1996          1995
                                                                     ----------    ----------
Revenues
  Contract drilling...............................................   $16,594,979   $23,189,704
  Oil and gas.....................................................     1,275,063       852,189
                                                                     -----------   -----------
                                                                      17,870,042    24,041,893
                                                                     -----------   -----------
Costs and expenses
  Contract drilling...............................................    13,140,272    17,743,859
  Oil and gas exploration and production..........................       334,548       294,711
  Depreciation, depletion and amortization........................     2,184,236     1,942,899
  Writedown due to impairment of long-lived assets................       159,403            --
  Dry holes and abandonments......................................       108,624       185,968
  General and administrative......................................     1,697,510     1,784,360
                                                                     -----------   -----------
                                                                      17,624,593    21,951,797
                                                                     -----------   -----------
Income from operations............................................       245,449     2,090,096
                                                                     -----------   -----------
Other income (expense)
  Net gain on sale of property and equipment......................        64,280       357,390
  Interest income.................................................       399,689       215,528
  Other...........................................................        23,032       (39,032)
                                                                     -----------   -----------
                                                                         487,001       533,886
                                                                     -----------   -----------
Income before income taxes........................................       732,450     2,623,982
Income taxes (benefits)
  Current.........................................................        92,926        47,887
  Deferred........................................................      (840,423)           --
                                                                     -----------   -----------
Net income........................................................   $ 1,479,947   $ 2,576,095
                                                                     ===========   ===========
Net income per common share.......................................   $       .71   $      1.25
                                                                     ===========   ===========
Weighted average number of common shares outstanding..............     2,084,925     2,065,177
                                                                     ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                         TUCKER DRILLING COMPANY, INC.
                 STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY

                                                                         CAPITAL
                                                    COMMON STOCK           IN
                                                 -------------------    EXCESS OF     RETAINED
                                                  SHARES     AMOUNT     PAR VALUE     EARNINGS
                                                 --------    -------    ---------    ----------
Balance at March 31, 1994.....................   2,065,076   $20,651    $4,756,133   $ 8,151,720
Exercising of stock options...................       7,400        74        43,376            --
Net income....................................          --        --            --     2,576,095
                                                 ---------   -------    ----------   -----------
Balance at March 31, 1995.....................   2,072,476    20,725     4,799,509    10,727,815
Exercising of stock options...................      25,000       250       146,875            --
Net income....................................          --        --            --     1,479,947
                                                 ---------   -------    ----------   -----------
Balance at March 31, 1996.....................   2,097,476   $20,975    $4,946,384   $12,207,762
                                                 =========   =======    ==========   ===========

   The accompanying notes are an integral part of these financial statements.

                         TUCKER DRILLING COMPANY, INC.
                            STATEMENTS OF CASH FLOWS

                                                                       YEAR ENDED MARCH 31,
                                                                     ------------------------
                                                                        1996          1995
                                                                     ----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income......................................................   $1,479,947    $2,576,095
  Adjustments to reconcile net income to net cash provided by operating activities
     Depreciation, depletion and amortization.....................    2,184,236     1,942,899
     Writedown due to impairment of long lived-assets.............      159,403            --
     Dryholes and abandonments....................................      108,624       185,968
     Net gain on sales of property and equipment..................      (64,280)     (357,390)
     Deferred income tax benefit..................................     (840,423)           --
  Decrease in other assets........................................       56,036       126,809
  Increase in deferred liabilities................................       52,096       182,701
  Changes in current assets and liabilities
     (Increase) decrease in accounts receivable...................    1,475,753       (41,529)
     (Increase) decrease in equipment inventory...................       17,075        (3,168)
     (Increase) decrease in costs of uncompleted drilling
      contracts in excess of related billings.....................      188,202      (184,168)
     Increase in prepaid expenses.................................       (8,099)      (21,458)
     Decrease in payables and accrued expenses....................     (345,978)     (287,343)
     Increase (decrease) in billings on uncompleted drilling
      contracts in excess of related costs........................      (45,000)       45,000
                                                                     ----------    ----------
  Net cash provided by operating activities.......................    4,417,592     4,164,416
                                                                     ----------    ----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Net sales (purchases) of marketable securities..................    2,046,136    (1,685,929)
  Proceeds from the sale of property and equipment................      171,334     1,079,973
  Purchases of property and equipment.............................   (3,380,852)   (2,233,232)
                                                                     ----------    ----------
  Net cash used in investing activities...........................   (1,163,382)   (2,839,188)
                                                                     ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
  Proceeds from the exercise of stock options.....................      147,125        43,450
                                                                     ----------    ----------
  Net increase in cash and cash equivalents.......................    3,401,335     1,368,678
  Cash and cash equivalents at beginning of year..................    3,475,677     2,106,999
                                                                     ----------    ----------
  Cash and cash equivalents at end of year........................   $6,877,012    $3,475,677
                                                                     ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                         TUCKER DRILLING COMPANY, INC.

                         NOTES TO FINANCIAL STATEMENTS

                      YEARS ENDED MARCH 31, 1996 AND 1995

NOTE A -- SUMMARY OF ACCOUNTING POLICIES

1.   DESCRIPTION OF BUSINESS AND MANAGEMENT ESTIMATES

     Tucker Drilling Company, Inc. (Company) engages in onshore contract drilling of oil and gas wells for major oil companies, independent oil and gas producers and for its own account. The Company owns 13 drilling rigs with depth capacities to 13,500 feet which generally operate in the Permian Basin of West Texas and the Hardeman Basin of North Texas. The Company is also engaged in oil and gas operations, primarily in West Texas.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported revenues and expenses for the reporting period. Actual results could differ from those estimates.

2.   EQUIPMENT INVENTORY

     Equipment inventory consists of oil field equipment to be used in conjunction with the Company's oil and gas producing activities and expendable parts to be used in the Company's drilling activities. The inventory is stated at the lower of cost or market. Cost is determined by the average cost method.

3.   DRILLING OPERATIONS

     The Company follows the completed contract method of accounting for contract drilling operations. Under this method, all drilling advances, direct costs and appropriate portions of indirect costs (including maintenance, repairs and depreciation) related to the contracts in progress are deferred and recognized as revenues and expenses in the period the contracts are completed; however, provisions for losses are made on incomplete contracts when significant losses are anticipated.

4.   OIL AND GAS SALES

     The Company recognizes oil and gas sales when the oil and gas is delivered into facilities owned by the purchaser.

5.   PROPERTY AND EQUIPMENT

(a) Oil and gas properties

     The Company follows the successful efforts method of accounting, using the field as its accumulation center for capitalized costs. Under the successful efforts method of accounting, costs which result directly in the discovery of oil and gas reserves, all development costs and estimated restoration and abandonment costs in excess of estimated salvage value are capitalized. Exploration costs which do not result directly in discovering oil and gas reserves are charged to expense in the year of determination. The capitalized costs, consisting of lease acquisition costs, intangible development costs, lease and well equipment and estimated restoration and abandonment costs in excess of estimated salvage value are depreciated, depleted and amortized on the unit-of-production method, based on petroleum engineer estimates of recoverable proved developed oil and gas reserves of each respective field.

     Under the Company's method of accounting prior to March 31, 1996, the aggregate amount of capitalized costs should not exceed the present value (discounted at 10%) of the estimated net future cash flows from the proved developed oil and gas reserves based on year end pricing. Accordingly, it has been the Company's policy to charge to expense, in the year of determination, capitalized costs in excess of such value.

                         TUCKER DRILLING COMPANY, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                      YEARS ENDED MARCH 31, 1996 AND 1995

As of March 31, 1996 the Company adopted SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and accordingly will charge to expense, in the year of determination, capitalized costs in excess of the present value of the estimated net future cash flows from the proved developed oil and gas reserves for each field. For the year ended March 31, 1996 the Company wrote down the carrying value of certain of its oil and gas fields in the amount of approximately $159,000.

(b) Other property and equipment

     Depreciation of property and equipment (other than oil and gas properties) is provided principally on the straight-line method over estimated useful lives as follows:

                                                                       LIVES (YEARS)
                                                                       -------------
            Drilling rigs and equipment..............................       2-15
            Automotive equipment.....................................       2- 6
            Buildings................................................       5-20
            Office furniture.........................................       5-10
            Other....................................................       3- 7

     As of March 31, 1996 the Company adopted SFAS 121 and accordingly will charge to expenses, in the year of determination, capitalized costs in excess of the present value of future net cash flows from the contract drilling segment as a whole. There was no impairment of contract drilling assets recognized as of March 31, 1996.

(c) Unproved leaseholds and royalties

     The costs of acquiring unproved properties are capitalized and carried in the accounts until the property is capitalized as a producing oil and gas property, or is surrendered or otherwise disposed of, at which time the full amount is charged to operations. Unproved leaseholds and royalties are assessed annually for impairment of value. As of March 31, 1996 and 1995, $55,989 and $313,440, respectively, were reserved for impairment and included in accumulated depreciation, depletion and amortization.

6.   MAINTENANCE AND REPAIRS

     Maintenance and repairs are charged to operations. Renewals and betterments which extend the life of or improve existing properties are capitalized.

7.   INCOME PER COMMON SHARE

     Income per share of common stock is based on the weighted average number of shares outstanding during the year and common stock equivalents for the year, if any. Common stock equivalents are excluded when their effect is antidilutive.

8.   STATEMENT OF CASH FLOWS

     For purposes of reporting cash flows, cash and cash equivalents include cash on hand and investments with original maturities of three months or less.

                         TUCKER DRILLING COMPANY, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                      YEARS ENDED MARCH 31, 1996 AND 1995

9.   INCOME TAXES

     Income taxes are recorded in accordance with Statement of Financial Accounting Standards No. 109 (SFAS No. 109). SFAS No. 109 requires recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.

     Deferred tax liabilities and assets are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted regular tax rates for the year in which the asset is recovered or the liability is settled.

10. IMPAIRMENT OF VALUE

     Management continually evaluates the recoverability of the carrying value of the Company's assets and provides for any impairment of such assets on a quarterly basis based on assumptions that Management determines to be reasonable in light of the current business environment.

11. RECLASSIFICATION

     Certain reclassifications have been made to the financial statements as of March 31, 1995 and for the year then ended in order for them to conform to the presentation as of March 31, 1996 and for the year then ended. The reclassifications had no effect on net income or stockholders' equity for that year.

NOTE B -- CERTAIN BANKING RELATIONSHIPS

     During the year ended March 31, 1995, the Company had a director who was also a director of a subsidiary of the bank holding company in which a portion of the Company's cash was deposited. During such year the Company was not indebted to such bank and a substantial amount of the Company's cash and cash equivalents were and continue to be invested in U.S. Treasury securities or accounts collaterized by U.S. Treasury securities. Substantially all of the Company's interest income is derived from its cash and cash equivalents. As of January, 1995 the Company terminated its relationship with such bank.

NOTE C -- LETTER OF CREDIT

     As of March 31, 1996 the Company has established a letter of credit in the amount of $475,000 with a bank for the benefit of an insurance company as collateral for retrospective premiums and retained losses which could become payable under the terms of the Company's insurance contract. The Company pays a fee in the amount of one percent per annum on the unused balance and the letter of credit expires on November 30, 1996 with provision for an indefinite number of annual extensions of the expiration date. As of March 31, 1996, no amounts have been drawn under such letter of credit.

     The Company has pledged as collateral a U.S. Treasury bill which matures on November 14, 1996 with a book value of $524,323 as of March 31, 1996 against the letter of credit.

NOTE D -- SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN

     Effective April 1, 1991, the Company established the Tucker Drilling Company, Inc. Supplemental Executive Retirement Plan for officers and key employees. Pursuant to agreements with participants, the Company is obligated to pay each participant or his beneficiaries a lump sum at such participant's death, disability or retirement. These obligations are unsecured general liabilities of the Company. As of March 31, 1996 there were seven participants in the plan and benefits will accrue to the participants in equal annual amounts over ten years of service beginning April 1, 1991. Fully-vested benefits are, in the aggregate,

                         TUCKER DRILLING COMPANY, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                      YEARS ENDED MARCH 31, 1996 AND 1995

$1,498,000. The estimated present value of future benefits as of April 1, 1991 will be accrued over the same ten year period as benefits vest. As of March 31, 1996, $237,037 has been accrued as a liability, and for the year ended March 31, 1996, $44,188 has been expensed. As of March 31, 1995, $192,849 had been accrued as a liability, and for the year then ended, $50,900 was expensed under the plan.

     The Company, through a grantor trust of which it is beneficiary, owns life insurance policies on the participants, and an annuity from which future premiums on the life insurance policies will be paid. As of March 31, 1996, these assets are included as Other Assets at a book value of approximately $568,000. As of March 31, 1995, Other Assets included approximately $528,000 of these assets.

     The insurance company which is the issuer of the life insurance and annuity contracts owned by the Company is currently under the supervision of the Michigan Commissioner of Insurance pursuant to an Order of Rehabilitation. Although the insurance company has continued to pay death benefits and scheduled annuity benefits, cash surrender values reflected above may be subject to change and access to such cash surrender values may be limited pending the negotiation of assumption reinsurance agreements.

NOTE E -- EMPLOYEE STOCK OPTION PLAN

     In March 1983, the Board of Directors approved and implemented an Incentive Stock Option Plan (including stock appreciation rights) which was amended in 1988 to allow for granting of nonqualified stock options, and in 1991 was further amended to eliminate stock appreciation rights. The purpose of the Plan is to attract and retain key employees and directors to the Company and to provide such persons with a proprietary interest in the Company through the granting and exercise of stock options. The maximum number of shares of Common Stock which may be granted under the Plan is 171,500 shares. The proceeds from the sale of Common Stock pursuant to the Plan will be added to the general funds of the Company and used for general corporate purposes.

     In June 1994 the Board of Directors adopted the Tucker Drilling Company, Inc. 1994 Non Qualified Stock Option Plan. Officers and directors of the Company are not eligible to receive options from this plan. The maximum number of shares available for issuance under the plan is 28,000 shares. The Plans provide that options may be granted to purchase shares at prices not less than the fair market value at date of grant. The exercise period is governed by option agreements, but in no event may the exercise period extend beyond ten years from date of grant.

     Stock option activity for the years ended March 31, 1996 and 1995 was as follows:

                                                                        PRICE PER
                                                            SHARES        SHARE        AGGREGATE
                                                            -------     ----------     ---------
Balance, March 31, 1994.................................    158,500     $5.75-6.38     $ 941,125
Granted.................................................     12,000           6.13        73,500
Exercised...............................................     (7,400)     5.75-6.13       (43,450)
Surrendered.............................................       (600)          6.13        (3,675)
                                                            -------     ----------     ---------
Balance, March 31, 1995.................................    162,500     $5.75-6.38     $ 967,500
Granted.................................................         --             --            --
Exercised...............................................    (25,000)          5.89      (147,125)
Surrendered.............................................     (2,400)          6.13       (14,700)
                                                            -------     ----------     ---------
Balance, March 31, 1996.................................    135,100     $5.75-6.38     $ 805,675
                                                            =======     ==========     =========

                         TUCKER DRILLING COMPANY, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                      YEARS ENDED MARCH 31, 1996 AND 1995

     Outstanding options are exercisable in equal annual installments over five or ten year periods and expire in February 2001. Options for 125,500 shares are exercisable at March 31, 1996, at an average exercise price of $5.96 per share.

     SFAS 123, "Accounting for Stock-Based Compensation", which is effective for years beginning after December 15, 1995, defines a fair value based method of accounting for employee stock options or similar plans (i.e., using an option pricing model such as Black-Scholes). The Statement also allows an entity to measure compensation costs for those plans using intrinsic value (the amounts by which the market price of the underlying stock exceeds the underlying price of the options) based accounting method as prescribed by Accounting Principles Board Opinion No. 25. The Company plans to continue to use the intrinsic value based method.

NOTE F -- INCOME TAXES

     All components of income before income taxes are derived within the United States.

     The effective income tax rate varies from the Federal statutory rate as follows:

                                                                                YEARS ENDED
                                                                                 MARCH 31,
                                                                              ----------------
                                                                               1996      1995
                                                                              ------     -----
Statutory tax rate........................................................      34.0%     34.0%
Net operating loss carryforward...........................................     (34.0)    (34.0)
Alternative minimum taxes.................................................       0.3       1.8
State franchise taxes.....................................................      12.3        --
Reduction of valuation allowance..........................................    (114.7)       --
                                                                              ------     -----
  Effective tax rate......................................................    (102.1%)     1.8%
                                                                              ======     =====

     As of March 31, 1996 and 1995, the Company had deferred tax assets totaling $1,545,000 and $1,613,000, respectively; deferred tax liabilities totaling $705,000 and $799,000, respectively. As of March 31, 1996 the Company did not provide a valuation allowance as a reduction of its deferred tax assets. Based on the Company's recent history of earnings and the outlook for the Company's future, management believes that it is more likely than not that the Company will realize the benefits of its deferred tax assets. The Company recognized a deferred tax benefit in the amount of $840,000 during the year ended March 31, 1996. As of March 31, 1995, the Company had a valuation allowance in the amount of $814,000. The valuation allowance

                         TUCKER DRILLING COMPANY, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                      YEARS ENDED MARCH 31, 1996 AND 1995

was based on the likelihood that tax benefits would not be realized. As of March 31, 1996 and 1995, the components of deferred tax amounts are as follows (in thousands of dollars):

                                                                                  ASSETS
                                                                              (LIABILITIES)
                                                                             AS OF MARCH 31,
                                                                             ----------------
                                                                             1996       1995
                                                                             -----     ------
Net operating loss carryforward..........................................    $ 845     $1,041
Depletion carryforward...................................................      612        413
Alternative minimum tax credit carryforward..............................       78         47
Depreciation, depletion, and amortization................................     (705)      (799)
Other....................................................................       10        112
                                                                             -----     ------
                                                                               840        814
Valuation allowance......................................................       --       (814)
                                                                             -----     ------
                                                                             $ 840         --
                                                                             =====     ======

     As discussed in Note A, the Federal income tax provisions were calculated in accordance with SFAS No. 109.

     As of March 31, 1996, the Company had net operating loss carryforwards for regular tax purposes of approximately $2,485,000 which expire in 2003 through 2008, and $327,000 net operating loss carryforwards for alternative minimum tax purposes which expire in 2005 through 2008. In addition, a statutory depletion carryforward of approximately $1,801,000 is available to reduce future taxable income, subject to statutory limitations, and may be carried forward indefinitely.

     The availability of the net operating loss carryforwards to reduce taxable income is subject to various limitations under the Internal Revenue Code of 1986
(Code), as amended, in the event of an ownership change as defined in Section 382 of the Code.

NOTE G -- BUSINESS SEGMENTS

     The Company is engaged in contract drilling of oil and gas wells, and oil and gas exploration, development and production. Total revenues by business segment include sales to unaffiliated customers.

     Information concerning the Company's business segments is as follows:

                                                                       YEAR ENDED MARCH 31,
                                                                     ------------------------
                                                                        1996          1995
                                                                     ----------    ----------
Revenues
  Contract drilling...............................................   $16,594,979   $23,189,704
  Oil and gas.....................................................     1,275,063       852,189
                                                                     -----------   -----------
                                                                     $17,870,042   $24,041,893
                                                                     ===========   ===========
Income (loss) from operations
  Contract drilling...............................................   $ 1,029,702   $ 3,122,927
  Oil and gas.....................................................      (169,053)     (107,740)
  Other, net......................................................      (126,542)     (121,611)
                                                                     -----------   -----------
                                                                         734,107     2,893,576
General corporate income (expense)(a).............................        (1,657)     (269,594)
                                                                     -----------   -----------
Income before income taxes........................................   $   732,450   $ 2,623,982
                                                                     ===========   ===========

                         TUCKER DRILLING COMPANY, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                      YEARS ENDED MARCH 31, 1996 AND 1995

                                                                       YEAR ENDED MARCH 31,
                                                                        1996          1995
                                                                     -----------   -----------
Identifiable assets
  Contract drilling...............................................   $ 7,597,409   $ 8,334,631
  Oil and gas.....................................................     2,139,283     1,802,975
  Other...........................................................     9,355,775     7,458,724
                                                                     -----------   -----------
Total assets......................................................   $19,092,467   $17,596,330
                                                                     ===========   ===========
Depreciation, depletion and amortization
  Contract drilling...............................................   $ 1,563,712   $ 1,508,885
  Oil and gas.....................................................       493,982       312,403
  Other...........................................................       126,542       121,611
                                                                     -----------   -----------
                                                                     $ 2,184,236   $ 1,942,899
                                                                     ===========   ===========
Capital expenditures
  Contract drilling...............................................   $ 2,425,812   $ 1,300,829
  Oil and gas.....................................................     1,068,020       706,783
  Other...........................................................        42,340        21,718
                                                                     -----------   -----------
                                                                     $ 3,536,172   $ 2,029,330
                                                                     ===========   ===========

- - ---------------

(a) General corporate income consists primarily of interest income and unallocated general and administrative expenses.

     For the year ended March 31, 1996, two customers who are affiliated with each other accounted for 25% of revenues, and one other customer accounted for 19% of revenues.

     For the year ended March 31, 1995, two customers who are affiliated with each other accounted for 19% of revenues, and two other customers accounted for 15% and 14% of revenue, respectively.

NOTE H -- OIL AND GAS EXPENDITURES

     Gross oil and gas expenditures by the Company in the United States are summarized below:

                                                                        YEAR ENDED MARCH 31,
                                                                       ----------------------
                                                                         1996          1995
                                                                       ---------     --------
Property acquisition costs -- evaluated properties.................    $   87,585    $191,965
                               unevaluated properties..............       304,582      10,134
Exploration costs..................................................        81,570     250,390
Development costs..................................................       711,802     415,335
                                                                       ----------    --------
                                                                       $1,185,539    $867,824
                                                                       ==========    ========

     The aggregate amount of capitalized costs of oil and gas properties was comprised of the following:

                                                                       YEAR ENDED MARCH 31,
                                                                      -----------------------
                                                                        1996          1995
                                                                      ---------     ---------
Proved properties.................................................    $5,573,617    $4,944,323
Unproved properties...............................................       251,500       338,032
                                                                      ----------    ----------
                                                                      $5,825,117    $5,282,355
                                                                      ==========    ==========
Accumulated depreciation, depletion and amortization..............    $3,987,198    $3,929,817
                                                                      ==========    ==========

                         TUCKER DRILLING COMPANY, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                      YEARS ENDED MARCH 31, 1996 AND 1995

NOTE I -- SUPPLEMENTARY OIL AND GAS RESERVE INFORMATION
          AND RELATED DATA (UNAUDITED)

1.   OIL AND GAS RESERVE QUANTITIES

     The following table sets forth information with respect to quantities of net proved developed oil and gas reserves, and changes in those reserves for the years ended March 31, 1996, and 1995. The quantities were estimated by an independent petroleum engineering firm. The Company's proved developed oil and gas reserves are located entirely within the United States.

     ESTIMATES OF RESERVES AND PRODUCTION PERFORMANCE ARE SUBJECTIVE AND MAY CHANGE MATERIALLY AS ACTUAL PRODUCTION INFORMATION BECOMES AVAILABLE.

                                                                           OIL         GAS
                                                                         (BBLS)       (MCF)
                                                                         -------     --------
Estimated quantity, March 31, 1994...................................    153,109     1,241,887
Revision in previous estimates.......................................     (2,409)      107,833
Extensions, discoveries and other additions..........................     34,161       424,996
Purchases of reserves in place.......................................     27,400       181,495
Sales of reserves in place...........................................    (55,231)     (412,576)
Production...........................................................    (26,455)     (256,543)
                                                                         -------     ---------
Estimated quantity, March 31, 1995...................................    130,575     1,287,092
Revision in previous estimates.......................................      3,012       137,084
Extensions, discoveries and other additions..........................     59,918       164,328
Purchases of reserves in place.......................................      2,280        40,386
Production...........................................................    (43,891)     (330,469)
                                                                         -------     ---------
Estimated quantity, March 31, 1996...................................    151,894     1,298,421
                                                                         =======     =========

2.   RESULTS OF OPERATIONS FOR OIL AND GAS PRODUCING ACTIVITIES

                                                                        YEAR ENDED MARCH 31,
                                                                       ----------------------
                                                                         1996          1995
                                                                       ---------     --------
Oil and gas revenues...............................................    $1,275,063    $852,189
                                                                       ----------    --------
Costs and Expenses
  Production costs.................................................       333,638     267,659
  Exploration expenses.............................................        34,795     160,128
  Depreciation, depletion and amortization.........................       493,982     312,403
  Write down due to impairment.....................................       159,403          --
  Income tax.......................................................        86,103      38,080
                                                                       ----------    --------
                                                                        1,107,921     778,270
                                                                       ----------    --------
Results of operations for oil and gas producing activities.........    $  167,142    $ 73,919
                                                                       ==========    ========

                         TUCKER DRILLING COMPANY, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                      YEARS ENDED MARCH 31, 1996 AND 1995

3. STANDARDIZED MEASURE OF FUTURE NET CASH FLOWS OF PROVED DEVELOPED OIL AND GAS RESERVES, DISCOUNTED AT 10% PER ANNUM

                                                                                YEAR ENDED
                                                                                 MARCH 31,
                                                                             -----------------
                                                                              1996       1995
                                                                             ------     ------
                                                                             (000'S OMITTED)
Future gross revenues....................................................    $5,312     $4,475
Future development and production costs..................................     2,134      1,700
Future income tax expense (a)............................................       123        106
                                                                             ------     ------
Future net cash flows....................................................     3,055      2,669
Discount at 10% per annum................................................      (741)      (659)
                                                                             ------     ------
Standardized measure of discounted future net cash flows.................    $2,314     $2,010
                                                                             ======     ======

- - ---------------

(a) Future income taxes are computed by applying the statutory tax rate to future net cash flows less the tax basis of the properties and net operating loss attributable to oil and gas operations and investment tax credit carryforwards as of year-end; statutory depletion and tax credits applicable to future oil and gas producing activities are also considered in the income tax computation.

4. CHANGES IN THE STANDARDIZED MEASURE OF NET CASH FLOWS OF PROVED DEVELOPED OIL AND GAS RESERVES DISCOUNTED AT 10% PER ANNUM

     The principal changes in the aggregate standardized measure of discounted future net cash flows attributable to the Company's proved developed oil and gas reserves are shown below.

                                                                                YEAR ENDED
                                                                                 MARCH 31,
                                                                             -----------------
                                                                              1996       1995
                                                                             ------     ------
                                                                             (000'S OMITTED)
Standardized measure at beginning of year................................    $2,010     $1,858
Sales and transfers of oil and gas produced, net of production costs.....      (941)      (584)
Sale of reserves in place................................................        --       (569)
Net changes in sales price and future production and development costs...        (8)        24
Extensions, discoveries, improved recovery and purchase of reserves in
  place, less related costs..............................................     1,128      1,181
Revision of previous quantity estimates..................................       154         91
Accretion of discount....................................................       218        186
Net change in income taxes...............................................       (17)      (106)
Changes in production rates..............................................      (264)      (142)
Other....................................................................        34         71
                                                                             ------     ------
Standardized measure at end of year......................................    $2,314     $2,010
                                                                             ======     ======

                         TUCKER DRILLING COMPANY, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                      YEARS ENDED MARCH 31, 1996 AND 1995

NOTE J -- CONCENTRATIONS OF CREDIT RISK

     Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of demand deposits, temporary cash investments, and trade receivables.

     The Company believes that it places its demand deposits and temporary cash investments with high credit quality financial institutions. At March 31, 1996 and 1995, the Company's demand deposits and temporary cash investments consisted of the following:

                                                                          AS OF MARCH 31,
                                                                      -----------------------
                                                                        1996          1995
                                                                      ---------     ---------
Deposits in FDIC-insured institutions at or below $100,000 and
  cash on hand....................................................    $  109,293    $  153,534
Deposits in FDIC-insured institutions over $100,000...............       103,685            --
Investment in U.S. Treasury securities............................            --       985,875
Mutual fund collaterized by U.S. Treasury obligations and
  repurchase agreements which are collaterized by U.S. Treasury
  obligations.....................................................     6,664,034     2,336,268
                                                                      ----------    ----------
Cash and Cash equivalents.........................................     6,877,012     3,475,677
Investment in U.S. Treasury securities (at cost as of March 31)...       524,323     2,570,459
                                                                      ----------    ----------
                                                                      $7,401,335    $6,046,136
                                                                      ==========    ==========

     Concentrations of credit risk with respect to trade receivables are primarily focused on contract drilling receivables. The concentration is mitigated by the diversification of customers for which the Company provides drilling services. No significant credit losses from individual contracts were experienced during each of the two years ended March 31, 1996.

     The carrying values of cash and cash equivalents, marketable securities and trade receivables approximate fair value due to the short-term maturity of these assets.

NOTE K -- SUBSEQUENT EVENTS

     On April 22, 1996 the Company and Patterson Energy, Inc. (Patterson) executed a definitive merger agreement whereby, subject to the approval of stockholders of the Company and Patterson and certain other conditions, the Company and Patterson will merge through an exchange of common stock with Patterson being the surviving entity. The merger is expected to be consummated during the second quarter of the Company's Fiscal Year 1997.

                                    PART III

ITEM 9. DIRECTORS, EXECUTIVE OFFICERS, PROMOTERS AND CONTROL PERSONS; COMPLIANCE WITH SECTION 16 (A) OF THE EXCHANGE ACT

     A brief description of each director and executive officer of the Company is provided below. Executive officers are elected by the Board of Directors at its annual meeting and hold office at the pleasure of the Board of Directors or until the next annual meeting or until their successors are elected and qualified.

     Larry J. Tucker, 48, has served as Chairman of the Board of Directors since May 1988, as President of the Company since May 1980 and as Chief Executive Officer since February 1986. He served as Vice President-Exploration of the Company for more than five years prior thereto. Since May 1, 1996 he has been on temporary leave of absence due to personal illness.

     Charles B. Middlekauf, 49, has served as Executive Vice President of the Company since August 1984. He also has served as Secretary of the Company since March 1984 and as Treasurer of the Company since May 1980.

     T. Mark Tucker, 42, has served as Vice President-Land of the Company since March 1983 and as landman for the Company since October 1981. Since May 1, 1996 he has been Acting Chairman of the Board and President.

     Bruce L. Fly, 70, served as Chairman of the Board of Directors of the Company from December 1981 until his retirement in May 1988, and he served as Chief Executive Officer from May 1982 to February 1986. Mr. Fly served as Vice Chairman of the Board of Directors of the Company from May 1980 to December 1981 and as President of the Company for more than five years prior thereto.

     Marcus H. Cheaney, 72, has served as a Director of Texas Commerce Bank-San Angelo since February 1973, and as Senior Chairman of the Board of Directors of that bank from 1979 until his retirement in February 1986.

     W.P. Carr, Jr., 55, has been an independent oil and gas operator for more than five years.

     Ronald L. Scandolari, 46, has served as Vice President-Contract Drilling of the Company since February 1986. Mr. Scandolari served as Contract Representative for the Company from December 1981 to February 1986.

     Larry J. Tucker and T. Mark Tucker are brothers.

     Section 16(a) of the Securities Exchange Act of 1934, as amended, requires the officers and directors of the Company and persons who beneficially own more than ten percent of the Company's common stock to file reports of securities ownership and changes in such ownership with the Securities and Exchange Commission (the "SEC"). Officers, directors and greater than ten-percent beneficial owners also are required by rules promulgated by the SEC to furnish the Company with copies of all Section 16(a) forms they file.

     Based solely upon a review for reportable transactions, it has been determined that for the year ended March 31, 1996 all reports required to be filed were timely filed.

ITEM 10. EXECUTIVE COMPENSATION

TABLES

     The following tables set forth information relating to officers of the Company whose total annual salary and bonus from the Company exceeded $100,000 for the year ended March 31, 1996.

                           SUMMARY COMPENSATION TABLE


                                                                                LONG TERM COMPENSATION
                                                                          -----------------------------------
                                                                            AWARDS
                                                           ----------------------------------------
                                                                                        NUMBER OF     PAYOUTS
                                  ANNUAL COMPENSATION         OTHER       RESTRICTED    SECURITIES    -------
                               -------------------------      ANNUAL        STOCK       UNDERLYING     LTIF      ALL OTHER
          NAME AND             FISCAL   SALARY    BONUS    COMPENSATION    AWARD(S)    OPTIONS/SARS   PAYOUTS   COMPENSATION
     PRINCIPAL POSITION         YEAR      ($)      ($)        ($)(1)         ($)           (#)          ($)         ($)
- - -----------------------------  ------   -------   ------   ------------   ----------   ------------   -------   ------------
Larry J. Tucker..............  1996     150,000    2,880        --            --            --           --        41,600(2)
  Chairman of the Board        1995     147,917   43,750        --            --            --           --        41,600(2)
  and President                1994     137,500    2,000        --            --            --           --        41,600(2)

- - ---------------

(1) Mr. Tucker was provided certain non-cash compensation and personal benefits. However, the aggregate amount of such other compensation did not exceed $50,000 or 10% of the compensation paid to him.

(2) Represents the amount that became vested during the year pursuant to the Tucker Drilling Company, Inc. Supplemental Executive Retirement Plan.

              AGGREGATED OPTION/SAR EXERCISES IN LAST FISCAL YEAR
                     AND FISCAL YEAR END OPTION/SAR VALUES

                                                                  NUMBER OF SECURITIES      VALUE OF UNEXERCISED
                                                                 UNDERLYING UNEXERCISED         IN-THE-MONEY
                                                                    OPTIONS/SARS AT           OPTIONS/SARS AT
                                                                       FY-END (#)                FY-END ($)
                            SHARES ACQUIRED        VALUE              EXERCISABLE/              EXERCISABLE/
          NAME              ON EXERCISE (#)     REALIZED ($)         UNEXERCISABLE             UNEXERCISABLE
- - ------------------------    ---------------     ------------     ----------------------     --------------------
Larry J. Tucker.........           --                --            20,000 Exercisable             $ 76,375

SEVERANCE PAY AGREEMENTS

     The Company and five of its officers and/or key employees are parties to severance pay agreements pursuant to which amounts would be payable to such persons upon a change in control of the Company followed by such person's termination, significant reduction of job responsibilities, reduction of such person's salary, or required relocation of such person. As of March 31, 1996, Larry J. Tucker would be entitled to $300,000 under a severance pay agreement upon occurrence of the above mentioned events.

COMPENSATION PURSUANT TO STOCK OPTION PLAN

     In March, 1983 the Board of Directors of the Company adopted the Tucker Drilling Company, Inc. 1983 Incentive Stock Option Plan (the "Option Plan") which was amended and restated in January 1988. The Option Plan was approved by the stockholders of the Company at the Company's 1983 Annual Meeting of the Stockholders and the amendment and restatement were approved by the stockholders of the Company at the Company's 1988 Annual Meeting of the Stockholders. The amendment and restatement provided for: the granting of non-qualified options as well as incentive stock options; both employees and directors to be eligible to receive non-qualified options; an option holder to tender payment of the exercise price in cash, shares of previously owned Common Stock, or a combination of both; and payments upon exercise of stock appreciation rights to be made in shares of Common Stock, cash, or a combination of both. The Board of Directors further amended the Option Plan in August 1991, to eliminate stock appreciation rights. The Option Plan is administered by the Compensation Committee of the Board of Directors.

     The price at which options are granted must be not less than 100% of the fair market value at the time the option is granted. The option period may not be longer than ten years from the date the option is granted. No options may be granted under the Option Plan after January 31, 1993; however, options granted before the termination date continue to be effective and subject to the terms of the Option Plan.

     For the year ended March 31, 1996, no options were granted, 25,000 options were exercised and 2,400 options were terminated. As of March 31, 1996 there were 19 participants in the Option Plan to whom options for an aggregate of 123,100 shares have been granted and were outstanding at an average option price of $5.95 per share.

     In June, 1994 the Board of Directors of the Company adopted the Tucker Drilling Company, Inc. 1994 Non Qualified Stock Option Plan. Officers and directors of the Company are not eligible to receive options. The maximum number of shares available for issuance under the plan is 28,000 shares. The price at which options are granted must not be less than 100% of the fair market value of the stock at the time the option is granted and the option period may not be longer than ten years from the date the option is granted. No options may be granted under the plan after January 31, 1999. Options for 12,000 shares at an average option price of $6.13 per share have been granted as of March 31, 1996 (of which 2,400 shares were exercisable).

COMPENSATION PURSUANT TO SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN

     Effective April 1, 1991, the Company established the Tucker Drilling Company, Inc. Supplemental Executive Retirement Plan. Pursuant to agreements with participants, the Company is obligated to pay each participant or his beneficiaries a lump sum at such participant's death, disability, or retirement. These obligations are unsecured general liabilities of the Company and are unfunded except to the extent of available death benefits or accumulated cash value of related life insurance policies. Eligible participants and benefits are determined by the Compensation Committee of the Board of Directors of the Company. As of March 31, 1996, there were seven participants in the plan. Benefits accrue to the participants and vest in equal annual amounts over ten years of service beginning April 1, 1991, and the estimated present value of future benefits as of April 1, 1991 are expensed over the same ten year period. The Company, through a grantor trust of which it is beneficiary, owns life insurance policies on the participants, proceeds from which benefits will be paid. Premiums on the life insurance policies either have been paid or will be paid from an annuity contract owned by the grantor trust. There have been no benefits paid to participants since inception of the plan. Larry J. Tucker's fully-vested benefits (at death or normal retirement at age 65) are $416,000, 50% of which was vested as of March 31, 1996.

ITEM 11. SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

     The following table sets forth, as of May 24, 1996, information concerning the beneficial ownership of Common Stock of the Company by each Director of the Company and by each person known to the Company to be the beneficial owner of more than 5% of the outstanding shares of the Company's Common Stock.

                                                                    NUMBER OF SHARES        PERCENT
                        NAME AND ADDRESS                          BENEFICIALLY OWNED(1)     OF CLASS
- - ----------------------------------------------------------------  ---------------------     --------
Dimensional Fund Advisors, Inc..................................         149,600(2)            7.11%
1229 Ocean Ave., Suite 650
Santa Monica, California 90401
Larry J. Tucker.................................................         116,732(3)(4)         5.50%
P.O. Box 1876
San Angelo, Texas 76902
Stavisky Family.................................................         114,500(5)            5.44%
c/o Reid & Priest
40 West 57th Street
New York, New York 10019
T. Mark Tucker..................................................          66,804(6)            3.15%
3226 Ridgecrest
San Angelo, Texas 76904
Charles B. Middlekauf...........................................          16,000(7)            0.75%
3209 Clearview
San Angelo, Texas 76904
Bruce L. Fly....................................................           9,505(8)            0.45%
3102 San Antonio
San Angelo, Texas 76901
Marcus H. Cheaney...............................................           8,000(8)            0.38%
3706 Inglewood
San Angelo, Texas 76904
W. P. Carr, Jr..................................................           8,000(8)            0.38%
8333 Douglas, Suite 950
Dallas, Texas 75225
All officers and directors as a group (7 persons)...............         231,741              10.61%

- - ---------------

(1) Unless otherwise indicated, each person has sole voting and dispositive power with respect to the shares set forth opposite his name.

(2) According to Dimensional Fund Advisors Inc. ("Dimensional"), a registered investment adviser, Dimensional is deemed to have beneficial ownership of 149,600 shares of Common Stock as of March 31, 1996, all of which shares are held in portfolios of DFA Investment Dimensions Group Inc., a registered open-end investment company, or in series of the DFA Group Trust, a Delaware business trust, or the DFA Participation Group Trust, investment vehicles for qualified employee benefit plans, for both of which Dimensional serves as investment manager. Dimensional disclaims beneficial ownership of all such shares.

(3) Excludes 1,100 shares held by Mrs. Larry J. Tucker; Larry J. Tucker disclaims any beneficial interest in all of such shares.

(4) Includes 26,332 shares held by children of Larry J. Tucker. Includes 20,000 shares issuable upon exercise of options granted by the Company.

(5) Theresa Stavisky, Aron Stavisky and Nellie Stavisky have sole voting and dispositive power over 10,000; 23,000; and 13,000 shares, respectively. Hedva Stavisky-Weiss, Jeremy Stavisky and Abigail Stavisky-Lipner share voting power, and Eugene Roshwalb, Trustee for Halva Stavisky-Weiss, Jeremy Stavisky and Abigail Stavisky-Lipner, has sole dispositive power, over 68,500 shares.

(6) Includes 16,000 shares issuable upon exercise of options granted by the Company.

(7) Includes 14,800 shares issuable upon exercise of options granted by the Company.

(8) Includes 8,000 shares issuable upon exercise of options granted by the Company.

ITEM 12. CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

     W.P. Carr, Jr., a director of the Company, individually owns or did own during the fiscal year interests in oil and gas properties which have been developed or are operated by the Company or in which the Company has invested. The Company bills Mr. Carr as other owners of interests in properties are billed (on a current basis), or he is billed by operators of properties in which the Company has invested, for his proportionate share of the development costs and operating expenses of such properties. The aggregate indebtedness to the Company of Mr. Carr did not exceed $60,000 at any time during the year ended March 31, 1996.

     W.P. Carr, Jr., a director of the Company, or entities in which Mr. Carr has a direct material interest, participated with the Company in certain oil and gas exploration and production activities. Amounts paid to the Company by Mr. Carr or entities in which Mr. Carr has a direct material interest for property and services were not material to the Company. The Company participated in exploration and production activities with entities in which W.P. Carr, Jr. has a direct material interest. Amounts paid by the Company to entities in which Mr. Carr has a direct material interest for property and services were not material to such entities.

     The Board of Directors has a policy as to participation by officers and directors in oil and gas prospects with the Company. Under such policy, the Company will limit participation of officers and directors to 25% in the aggregate for each well, unless a higher participation has been approved by a committee of disinterested directors, the majority of whom are not employees of the Company. In addition, any such participation by officers and directors other than W.P. Carr, Jr. in any Company well will be offered only on the same terms as those offered to persons other than officers and directors. W.P. Carr, Jr. will be offered participation on the same terms as those of the Company. Also, officers and directors are not permitted to compete with the Company for the acquisition, exploration and development of oil and gas properties.

     During the fiscal year ended March 31, 1987, the Company entered into indemnification agreements with each of the directors and officers of the Company pursuant to which the Company agreed to indemnify each of the directors and officers to the full extent permitted by Delaware law.

ITEM 13. EXHIBITS AND REPORTS ON FORM 8-K

  EXHIBITS
  --------
   3.1       --    Articles of Incorporation, incorporated by reference to Exhibit 3.1(d) of the
                   Company's annual report on Form 10-K for the year ended March 31, 1988.
   3.2       --    Amended By-Laws dated April 15, 1986, incorporated by reference to Exhibit
                   3.1(e) of the Company's annual report on Form 10-K for the year ended March
                   31, 1988.
   10.1      --    Severance Pay Agreement effective August 3, 1988 incorporated by reference to the Company's Proxy Statement dated June 23, 1988.
   10.2      --    Tucker Drilling Company, Inc. Incentive Stock Option Plan, incorporated by reference to Exhibit 10.1 of the Company's annual report on Form 10-K for the year ended March 31, 1988.
   10.2      --    Tucker Drilling Company, Inc. 1994 Non Qualified Stock Option Plan,
                   incorporated by reference to the Registration Statement on Form S-8 filed with the SEC on December 1, 1994.
   10.3      --    Supplemental Executive Retirement Plan and Supplemental Executive Retirement
                   Trust Agreements effective April, 1991, incorporated by reference to the
                   Company's annual report on Form 10-K for the year ended March 31, 1992.
   11.1      --    Statement re computation of per share earnings, filed herewith.

Reports on Form 8-K

     None

                                   SIGNATURES

     Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          TUCKER DRILLING COMPANY, INC.

                                          By: /s/ T. MARK TUCKER
                                             ---------------------------
                                                  T. Mark Tucker
                                                 Acting President
Dated: May 30, 1996

     Pursuant the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated on May 30, 1996.

              SIGNATURE                                          TITLE
              ---------                                          -----
         /s/ T. MARK TUCKER                Acting President
- - -------------------------------------      (Acting Principal Executive Officer) and Director
           T. Mark Tucker

      /s/ CHARLES B. MIDDLEKAUF            Executive Vice President, Secretary and Treasurer
- - -------------------------------------      (Principal Financial Officer, and Principal
        Charles B. Middlekauf              Accounting Officer) and Director

         /s/ LARRY J. TUCKER               President
- - -------------------------------------      (Principal Executive Officer) and Director
           Larry J. Tucker

          /s/ BRUCE L. FLY                 Director
- - -------------------------------------
            Bruce L. Fly

        /s/ MARCUS H. CHEANEY              Director
- - -------------------------------------
          Marcus H. Cheaney

         /s/ W.P. CARR, JR.                Director
- - -------------------------------------
           W.P. Carr, Jr.

                                                                    EXHIBIT 11.1

                         TUCKER DRILLING COMPANY, INC.
                 STATEMENT RE COMPUTATION OF PER SHARE EARNINGS

                                                                                   YEAR ENDED
                                                                                    MARCH 31,
                                                                                      1996
                                                                                  -------------
Earnings per Share Assuming No Dilution
  Net income...................................................................     $1,479,947
                                                                                    ==========
Weighted average number of shares outstanding..................................      2,084,925
                                                                                    ==========
  Net income per share assuming no dilution....................................     $  .709832
                                                                                    ==========
Assuming Full Dilution
  Net income...................................................................     $1,479,947
                                                                                    ==========
  Shares:
     Weighted average number of shares outstanding.............................      2,084,925
     Add -- Effect of outstanding options (as determined by application of the
            treasury stock method).............................................         51,394
                                                                                    ----------
     Weighted average number of shares outstanding, as adjusted................      2,136,319
                                                                                    ==========
Net income per share: Assuming full dilution...................................     $  .692756(a)
                                                                                    ==========

- - ---------------

(a) This calculation is submitted in accordance with Regulation S-K item 601(b)(11) although not required by APB Opinion No. 15 because it results in dilution of less than 3%.

- - --------------------------------------------------------------------------------

                   FOR THE SPECIAL MEETING OF STOCKHOLDERS OF

                             PATTERSON ENERGY, INC.

              PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

    The undersigned hereby appoints Cloyce A. Talbott and A. Glenn Patterson, or either of them, as proxies with full power of substitution to vote all the shares of the undersigned with all of the powers which the undersigned would possess if personally present at the Special Meeting of Stockholders (the "Corporation"), to be held at 11:00 a.m., Dallas time, on July 30, 1996, or any adjournments or postponements thereof, on the matters set forth on the reverse side hereof. Receipt of a copy of the Notice of Special Meeting and the related Prospectus/Joint Proxy Statement is hereby acknowledged.

/X/  PLEASE MARK VOTES AS IN THIS EXAMPLE

UNLESS CONTRARY INSTRUCTIONS ARE GIVEN, THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED IN FAVOR OF ITEMS 1 AND 2. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF PATTERSON ENERGY, INC.

1. CHARTER AMENDMENT

   Proposal to authorize and approve an amendment to the Certificate of Incorporation to increase the authorized Common Stock from 5,000,000 shares to 9,000,000 shares.

              / /  FOR          / /  AGAINST          / /  ABSTAIN

CONTINUED AND TO BE SIGNED ON THE REVERSE SIDE                  SEE REVERSE SIDE

- - --------------------------------------------------------------------------------

- - --------------------------------------------------------------------------------

                          (Continued from other side.)

2. STOCK ISSUANCE

   Proposal to authorize and approve the issuance of shares of Common Stock in connection with the Agreement and Plan of Merger dated as of April 22, 1996, as amended on May 16, 1996, among Patterson Energy, Inc., Patterson Drilling Company, a wholly owned subsidiary of Patterson Energy, Inc. ("Patterson Drilling"), and Tucker Drilling Company, Inc. ("Tucker"), including the issuance of shares of Common Stock in the merger of Patterson Drilling with and into Tucker (the "Merger") and the reservation of shares of Common Stock for issuance upon exercise of stock options of Tucker which, following the Merger, will constitute options to purchase Common Stock.

               / /  FOR          / /  AGAINST          / /  ABSTAIN

3. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting.

                                             (Please sign exactly as shown on
                                             your stock certificate and on the
                                             envelope in which this proxy was
                                             mailed. When signing as partner,
                                             corporate officer, attorney,
                                             executor, administrator, trustee,
                                             guardian, etc., give full title as
                                             such and sign your own name as
                                             well. If stock is held jointly,
                                             each joint owner should sign.)

                                             Date:
                                                  ------------------------------

                                             Signature:
                                                       -------------------------

                                             Date:
                                                  ------------------------------

                                             Signature:
                                                       -------------------------

      EVEN IF YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE, DATE, SIGN AND
                RETURN THIS PROXY IN THE ACCOMPANYING ENVELOPE.

- - --------------------------------------------------------------------------------